UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

BlackRock Midcap Index Fund

BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund

BlackRock Small/Mid Cap Index Fund

BlackRock Total Stock Market Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 01/31/2016

Item 1 – Report to Stockholders

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Emerging Markets Long/Short Equity Fund
➢	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve (“Fed”), which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2016	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2016, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to bottom-up security selection and top-down country and industry positioning, coupled with a long-short approach to controlling the Fund’s exposure to trends in emerging markets.

•

The Fund’s net long market position was the largest detractor, as emerging market equities declined in aggregate over the six months. (The net market position is the difference between the Fund’s total long positions and total short positions.) During the period, the Fund experienced negative performance from its holdings of developed market companies that generate meaningful revenues through exposure to emerging markets.

•

On a country basis, the Fund’s underperformance was most significant in South Korea and Turkey, while at the industry level the Fund’s investments in financials and consumer staples were the least successful.

•

The Fund’s positioning within emerging markets added to performance during the six-month period. The outperformance was broad-based and driven by almost all categories of the Fund’s investment insights. Positions driven by company valuations were the most effective, while relative positioning among emerging market countries and industries was also additive.

•

At the country level, stock selection was the most effective in Mexico and China, while from the sector perspective the Fund’s investments in industrials and consumer discretionary contributed the most to performance.

Describe recent portfolio activity.

•

Given the negative sentiment in equity markets during the period and expectations for further volatility, the Fund shifted to a slightly more defensive approach with respect to managing net market exposure.

•

During the period, the Fund shifted its positioning within its allocation to sentiment-based insights to react more quickly to new information. The Fund was also positioned to defend against a sudden reversal in sentiment, with a tactical increase in short-term contrarian positions at the expense of quality-based insights. At the country level, the Fund recently reduced its risk level in South Africa due to the political uncertainty surrounding the firing of the country’s finance minister.

•	The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

The Fund had an approximately 15% net long market exposure at the end of the period. Reflecting the divergent paths for emerging market economies and the backdrop of heightened market volatility, the Fund continued to have well-balanced exposure to different groups of investment insights in both emerging market stocks and developed market stocks with exposure to emerging markets.

•

The Fund was long in Thailand and Turkey based on contrarian positioning and favorable policy rates, and also long Taiwan based on favorable monetary policy and bottom-up valuation analysis. On the other side, Mexico remains a key short, as currency strength has hampered exports and the slump in oil prices has added to a worsening trade deficit, while valuations remained unappealing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JANUARY 31, 2016

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(2.44)%	(7.07)%	N/A	(0.70)%	N/A
Investor A	(2.56)	(7.21)	(12.08)%	(0.92)	(2.15)%
Investor C	(2.94)	(7.96)	(8.87)	(1.69)	(1.69)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05	0.05	N/A	0.06	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on October 6, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$975.60	$8.69	$1,000.00	$1,016.34	$8.87	1.75%
Investor A	$1,000.00	$974.40	$9.93	$1,000.00	$1,015.08	$10.13	2.00%
Investor C	$1,000.00	$970.60	$13.62	$1,000.00	$1,011.31	$13.90	2.75%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2016	5

Fund Summary as of January 31, 2016	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2016, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.

•

The Fund’s long position in Japanese stocks detracted from performance, as the country’s significant exposure to China and weak domestic consumption weighed on stock prices. In particular, long positions in Japanese telecommunication services companies lagged as these firms suffered the additional headwind of Japanese Prime Minister Abe’s suggestion that cellphone rates be lowered. In addition, the Fund’s overweight exposure to Norway and Canada detracted, despite an effort to limit the overall energy sensitivity of these positions. Finally, the Fund’s net long equity market exposure weighed on performance as global equities struggled in the period.

•

Conversely, short positions in consumer discretionary and consumer staples stocks proved rewarding. In particular, short positions in U.S. footwear manufacturers Crocs, Inc. and Wolverine World Wide, Inc. contributed strongly to performance, as did a short in U.K. supermarket giant Tesco PLC, as each of these stocks lagged due to earnings weakness. Short positions in industrials and materials firms also contributed positively as concerns about growth in emerging markets escalated. In particular, a short position in construction machinery and equipment company Deere & Co. proved beneficial.

Describe recent portfolio activity.

•	Given an expectation for continued equity market volatility, the Fund adopted a slightly more tactical approach to managing net market exposure through a small increase in the use of equity index futures. While this approach does not alter the Fund’s risk profile or expected long-term market sensitivity, it permits the investment advisor to adjust the Fund’s net long exposure more quickly in seeking to take advantage of market volatility. The investment advisor expects to continue to pursue this more tactically flexible approach as long as elevated volatility levels persist.

•

In January 2016, the Fund increased its leverage in conjunction with expanding the use of a more responsive futures-based market timing component. The Fund also pared back long positions in Canada, as the country’s economic fundamentals have deteriorated despite a weaker Canadian dollar.

•	The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

The Fund’s net market exposure was close to a positive 10% at the end of the period. The Fund had somewhat moderated its short positions in core European countries, having retained the net short on German firms while paring back French, Austrian and Dutch short positions. Swiss and U.K. firms made up the next two largest net shorts, with an emphasis on consumer discretionary and consumer staples names. Despite the enthusiasm and hope for additional European Central Bank policy easing, German, Swiss and U.K. markets continued to appear overbought by investors with unrealistic expectations for growth in the economy and exports. Additionally, business sentiment in these countries, as well as the pace of economic indicators, continued to show weakness. The Fund maintained a net long position in Japanese assets based on strong fundamentals at both the company and consumer levels in Japan. The Fund remained long in countries that have been overlooked by investors due to their commodity sensitivity, in particular, Norway.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JANUARY 31, 2016

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(2.76)%	(2.35)%	N/A	5.31%	N/A
Investor A	(2.82)	(2.57)	(7.68)%	5.05	3.25%
Investor C	(3.17)	(3.26)	(4.21)	4.28	4.28
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05	0.05	N/A	0.05	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$972.40	$7.83	$1,000.00	$1,017.19	$8.01	1.58%
Investor A	$1,000.00	$971.80	$9.12	$1,000.00	$1,015.89	$9.32	1.84%
Investor C	$1,000.00	$968.30	$13.01	$1,000.00	$1,011.91	$13.30	2.63%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2016	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2015 and held through January 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JANUARY 31, 2016

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of January 31, 2016

BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
China	7%	7%	14%
Taiwan	8	4	12
South Korea	4	6	10
United States	5	5	10
Mexico	3	5	8
Brazil	3	3	6
Thailand	4	2	6
Turkey	4	2	6
Hong Kong	2	4	6
South Africa	3	3	6
Japan	1	1	2
Malaysia	2	—	2
United Kingdom	1	—	1
Other[2]	7	4	11

Total	54%	46%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	25%	26%	51%
Japan	7	4	11
United Kingdom	2	4	6
Canada	2	2	4
Switzerland	1	3	4
Germany	—	3	3
Australia	3	—	3
Italy	2	—	2
Norway	2	—	2
France	1	1	2
Sweden	1	1	2
Hong Kong	—	2	2
Finland	2	—	2
Other[2]	5	1	6

Total	53%	47%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.

BLACKROCK FUNDS	JANUARY 31, 2016	9

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (a)(b)	266,555,606	$266,555,606
Total Short-Term Securities (Cost — $266,555,606*) — 99.1%		266,555,606
Other Assets Less Liabilities — 0.9%		2,394,892
Net Assets — 100.0%		$268,950,498

Portfolio Abbreviations

ADR	American Depository Receipt
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CYP	Cyprus Pound
EEK	Estonian Kroon
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
HIBOR	Hong Kong Interbank Offered Rate
HRK	Croatian Kuna
IDR	Indonesian Rupiah
JPY	Japanese Yen

KRW	South Korean Won
KZT	Kazakhstani Tenge
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PEN	Peruvian Sol
PHP	Philippine Peso
PKR	Pakistani Ruppe
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SKK	Slovak Koruna
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the six months ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	427,865,483	(161,309,877)	266,555,606	$250,512

(b)	Current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	2/03/16 - 7/27/17	$6,451,762	$4,697,717	[2]	$11,730,980
	Goldman Sachs & Co.	2/09/16 - 8/03/17	$2,201,171	(172,150)[3]		2,155,140
	Morgan Stanley & Co., Inc.	10/17/16 - 8/13/18	$9,281,501	2,300,460	[4]	11,392,118
	Morgan Stanley & Co., Inc.	2/25/16	$1,717,317	37,630	[5]	1,708,512
	UBS AG	4/20/16	$9,632,222	2,793,349	[6]	12,648,206
	UBS AG	4/20/16	$2,040,928	(36,598)[7]		2,230,832
Total				$9,620,408		$41,865,788

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 14-1,681 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
USD 1 Month; USD Spot Next
Federal Funds Effective Rate — One Day or Overnight

[2]    Amount includes $(581,501) of net dividends and financing fees.

[3]    Amount includes $(126,119) of net dividends and financing fees.

[4]    Amount includes $189,843 of net dividends and financing fees.

[5]    Amount includes $46,435 of net dividends and financing fees.

[6]    Amount includes $(222,635) of net dividends and financing fees.

[7]    Amount includes $(226,502) of net dividends and financing fees.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2016, expiration dates 2/03/16 — 7/27/17:

	Shares	Value
Reference Entity — Long
Brazil
Banco Bradesco SA — ADR	2,617	$589
Banco Bradesco SA, Preference Shares	79,900	362,564
Banco do Brasil SA	35,600	123,271
Braskem SA, Preference A Shares	103,200	619,231
BRF SA	1,700	20,499
BRF SA — ADR	12,075	146,470
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	7,060	67,423
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	13,900	132,856
Cia Energetica de Minas Gerais, — ADR	169,307	250,574
Cia Energetica de Sao Paulo, Preference B Shares	36,200	119,376
Equatorial Energia SA	12,600	113,941
Fibria Celulose SA	48,800	537,559
Gerdau SA, Preference Shares	279,300	251,383
Itau Unibanco Holding SA, Preference Shares — ADR	30,470	191,656
Itausa — Investimentos Itau SA, Preference Shares	322,900	555,416
Multiplus SA	70,600	559,533
Suzano Papel e Celulose SA, Preference ‘A’ Shares	134,800	537,542
Transmissora Alianca de Energia Eletrica SA	14,400	62,607
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	36,700	365,917

		5,018,407
Chile
Empresa Nacional de Electricidad SA, ADR	4,033	156,480
Enersis SA — ADR	23,005	271,229

		427,709
China
58.com, Inc., ADR	7,554	423,779
Angang Steel Co. Ltd.	294,000	128,651
Anhui Conch Cement Co. Ltd., Class H	68,500	134,489
Bank of Communications Co. Ltd., Class H	370,000	226,210
Beijing Capital International Airport Co. Ltd., Class H	210,000	190,782
China Cinda Asset Management Co. Ltd.	1,686,000	530,522
China Communications Services Corp. Ltd., Class H	206,000	81,125
China Everbright Bank Co. Ltd., Class H	118,000	55,587
China Galaxy Securities Co. Ltd., Class H	452,500	334,743
China Lesso Group Holdings Ltd.	150,000	81,635
China Machinery Engineering Corp.	61,000	42,158
China Mobile Ltd.	42,500	466,827
China Pacific Insurance Group Co. Ltd., Class H	193,000	681,029
China Petroleum & Chemical Corp. — ADR	2,952	166,227
China Railway Group Ltd., Class H	604,000	436,162
China Telecom Corp. Ltd., Class H	782,000	367,809
CITIC Securities Co. Ltd., Class H	258,000	501,948
Datang International Power Generation Co. Ltd., Class H	504,000	134,646
Great Wall Motor Co. Ltd., Class H	112,000	86,472
Guangzhou Pharmaceutical Co. Ltd.	190,000	422,164
Huadian Fuxin Energy Corp. Ltd.	126,000	24,722
Huaneng Power International, Inc., Class H	614,000	505,169
Jiangsu Expressway Co. Ltd., Class H	254,000	305,619
Longfor Properties Co. Ltd.	396,000	505,910
Metallurgical Corp. of China Ltd.	25,000	5,808
NetEase, Inc., ADR	4,858	758,528
New China Life Insurance Co. Ltd., Class H	18,500	63,366
New Oriental Education & Technology Group, Inc., ADR	26,609	835,789
On-Bright Electronics, Inc.	12,000	86,378
People’s Insurance Co. Group of China Ltd., Class H	955,000	383,077

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,800	$26,735
Shenzhen Expressway Co. Ltd.	286,000	228,523
Sinopec Shanghai Petrochemical Co. Ltd., Class H	952,000	386,024
Sinopharm Group Co., Class H	24,800	88,092
Sinotrans Ltd., Class H	292,000	133,564
Sohu.com, Inc.	9,910	499,365
TAL Education Group, ADR	1,203	57,708
Tencent Holdings Ltd.	25,700	482,818
Tianjin Capital Environmental Protection Group Co. Ltd.	384,000	246,790
Tianneng Power International Ltd.	78,000	58,323
Weichai Power Co. Ltd., Class H	32,000	30,664
Xinjiang Goldwind Science & Technology Co. Ltd.	52,400	68,594
ZTE Corp., Class H	176,400	320,567

		11,595,098
Egypt
Global Telecom Holding, — GDR	65,531	74,050
Hong Kong
China Everbright Ltd.	22,000	45,743
China High Speed Transmission Equipment Group Co. Ltd.	122,000	94,112
China Mobile Ltd., ADR	505	27,538
China Power International Development Ltd.	234,000	104,512
China Resources Power Holdings Co. Ltd.	362,000	615,782
China Taiping Insurance Holdings Co. Ltd.	76,400	161,279
Franshion Properties China Ltd.	1,666,000	436,038
Geely Automobile Holdings Ltd.	145,000	62,423
Haier Electronics Group Co. Ltd.	151,000	266,572
KWG Property Holding Ltd.	330,500	209,500
Nine Dragons Paper Holdings Ltd.	105,000	66,214
Sino Biopharmaceutical Ltd.	25,000	17,227
Skyworth Digital Holdings Ltd.	1,754,000	911,444

		3,018,384
Indonesia
Matahari Department Store Tbk PT	51,900	60,930
Pembangunan Perumahan Persero Tbk PT	844,100	240,440
Telekomunikasi Indonesia Persero Tbk PT	920,500	225,835
Telekomunikasi Indonesia Persero Tbk PT — ADR	20,450	1,002,050
United Tractors Tbk PT	216,400	276,573

		1,805,828
Malaysia
British American Tobacco Malaysia Bhd	118,600	1,652,693
IOI Corp. Bhd	89,400	104,772
KNM Group Bhd	950,400	113,517
MISC Bhd	407,800	863,486
Petronas Chemicals Group Bhd	133,800	232,279
Petronas Dagangan Bhd	5,800	35,652
Tenaga Nasional Bhd	49,500	162,393
Top Glove Corp. BHD	103,500	135,389
YTL Corp. Bhd	1,054,200	396,921
YTL Power International Bhd	294,700	104,416

		3,801,518
Mexico
Alfa SAB de CV, Series A	601,500	1,118,252
Cemex SAB de CV	23,200	10,489
El Puerto de Liverpool SAB de CV, Series C1	38,660	461,164
Grupo Aeroportuario del Pacifico SAB de CV, Class B	265,604	2,230,823
Grupo Aeroportuario del Pacifico SAB de CV — ADR	2,487	209,008
Grupo Bimbo SAB de CV, Series A	98,700	275,676
Grupo Elektra SAB de CV	2,970	55,841
Kimberly-Clark de Mexico SAB de CV	351,600	840,533
La Comer SAB de CV	21,404	19,023

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Mexico (continued)
Telesites SAB de CV	13,511	$8,201
Wal-Mart de Mexico SAB de CV	707,100	1,776,936

		7,005,946
Netherlands
Steinhoff International Holdings NV	16,465	79,084
Yandex NV	37,685	505,733

		584,817
Philippines
Globe Telecom, Inc.	7,110	279,379
Poland
Enea SA	127,323	367,285
Energa SA	93,923	312,210
Grupa Lotos SA	6,744	42,396
Telekomunikacja Polska SA	63,210	100,577

		822,468
Qatar
Ooredoo QSC	9,203	200,041
Russia
Aeroflot — Russian Airlines OJSC	41,700	27,984
AK Transneft OAO, Preference Shares	32	82,019
Alrosa AO	128,900	105,382
Inter Rao Ues OAO	6,449,000	116,866
Magnitogorsk Iron & Steel Works OJSC, — GDR	10,835	34,451
Novolipetsk Steel OJSC, — GDR	7,265	63,160
Polymetal International PLC	4,988	41,136
Rosneft Oil Co. OJSC	28,583	102,707
Severstal OAO	18,070	148,608
Severstal PAO, — GDR	13,263	107,596
Sistema JSFC	510,200	119,066
Tatneft PAO, ADR	1,721	46,985
TMK OAO — GDR	1,889	5,199
Uralkali PJSC — GDR	10,897	123,638

		1,124,797
South Africa
AngloGold Ashanti Ltd., ADR	62,089	526,515
Capitec Bank Holdings Ltd.	20,959	638,326
Clicks Group Ltd.	93,246	510,101
Gold Fields Ltd.	16,596	56,950
Gold Fields Ltd., ADR	10,404	35,374
Hyprop Investments Ltd.	100,253	640,122
Mediclinic International Ltd.	100,859	766,927
Mondi Ltd.	15,142	250,552
MTN Group Ltd.	10,151	89,703
Netcare Ltd.	543,114	1,155,628
Pick n Pay Stores Ltd.	10,540	39,003
Sappi Ltd.	181,723	827,769
Sibanye Gold Ltd.	42,844	95,365
Vodacom Group Ltd.	28,037	257,237

		5,889,572
South Korea
Cell Biotech Co. Ltd.	494	28,307
Cheil Worldwide, Inc.	7,805	148,443
Coway Co. Ltd.	20,585	1,693,954
GS Home Shopping, Inc.	1,310	178,601
Hanjin Kal Corp.	1	13
Hyundai Engineering & Construction Co. Ltd.	22,035	679,747
Hyundai Steel Co.	4,659	191,507
Korea Electric Power Corp.	1,458	64,004
Korea Gas Corp.	3,525	110,605
Korea Investment Holdings Co. Ltd.	12,898	504,632
Korean Reinsurance Co.	7	78

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
KT Corp.	43,291	$998,130
KT Corp. — ADR	44,716	550,901
Kumho Petrochemical Co. Ltd.	903	38,461
LG Uplus Corp.	13,819	112,075
Lotte Confectionery Co. Ltd.	22	44,371
LS Corp.	5,399	169,925
Mirae Asset Securities Co. Ltd.	1,171	18,592
NAVER Corp.	925	487,724
NongShim Co. Ltd.	212	82,877
Orion Corp.	91	78,620
Samsung Card Co. Ltd.	952	30,336
Shinhan Financial Group Co. Ltd.	3,556	114,940
Shinhan Financial Group Co. Ltd., ADR	1,970	62,922
SK Hynix, Inc.	2,010	46,393
SK Networks Co. Ltd.	7,118	32,580
SKC Co. Ltd.	4,636	120,741
Woori Investment & Securities Co. Ltd.	7,662	61,772
Yuhan Corp.	695	194,360

		6,845,611
Taiwan
AcBel Polytech, Inc.	101,000	73,032
AU Optronics Corp.	780,000	202,842
Boardtek Electronics Corp.	30,000	24,782
Cathay Financial Holding Co. Ltd.	90,000	98,291
Chailease Holding Co. Ltd.	151,840	242,144
Chunghwa Telecom Co. Ltd.	58,000	179,700
Chunghwa Telecom Co. Ltd. — ADR	44,574	1,387,143
Compeq Manufacturing Co. Ltd.	418,000	240,661
Elite Advanced Laser Corp.	134,000	513,483
Eva Airways Corp.	48,000	25,274
Everlight Electronics Co. Ltd.	343,000	573,929
Feng TAY Enterprise Co. Ltd.	280,230	1,507,279
First Financial Holding Co. Ltd.	1,485,000	677,833
FocalTech Systems Co. Ltd.	60,999	52,043
Formosa Chemicals & Fibre Corp.	30,000	64,745
Fubon Financial Holding Co. Ltd.	417,000	460,415
General Interface Solution Holding Ltd.	141,000	384,016
Gintech Energy Corp.	133,000	129,130
Hon Hai Precision Industry Co. Ltd.	1,211,250	2,849,592
Hon Hai Precision Industry Co. Ltd. — GDR	16,080	75,923
Hota Industrial Manufacturing Co. Ltd.	7,000	29,422
Inotera Memories, Inc.	134,000	115,496
Inventec Co. Ltd.	978,000	733,596
King Slide Works Co. Ltd.	2,000	25,990
King Yuan Electronics Co. Ltd.	658,000	438,542
Micro-Star International Co. Ltd.	468,000	593,848
Namchow Chemical Industrial Co. Ltd.	86,000	156,956
Nan Ya Plastics Corp.	18,000	31,499
Nanya Technology Corp.	67,000	80,460
Novatek Microelectronics Corp.	71,000	297,659
Powertech Technology, Inc.	133,000	279,324
Radiant Opto-Electronics Corp.	201,000	392,921
Shin Zu Shing Co. Ltd.	29,000	108,356
Sino-American Silicon Products, Inc.	23,000	29,451
Sitronix Technology Corp.	4,000	11,876
Taiwan Fertilizer Co. Ltd.	69,000	87,395
Uni-President Enterprises Corp.	254,000	424,749
XAC Automation Corp.	54,000	112,617
Yuanta Financial Holding Co. Ltd.	513	159

		13,712,573
Thailand
Airports of Thailand PCL	220,600	2,333,640
Bangchak Petroleum PCL	808,100	661,497
Bumrungrad Hospital PCL	11,600	71,420

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Thailand (continued)
Central Pattana PCL	1,916,000	$2,399,524
Indorama Ventures PCL	1,418,300	833,535
PTT Exploration & Production PCL	24,900	39,720
Thai Oil PCL	358,800	645,152
Thai Union Group PCL	210,100	108,189

		7,092,677
Turkey
Arcelik AS	95,656	499,708
BIM Birlesik Magazalar AS	14,508	245,541
Dogan Sirketler Grubu Holding	848,168	155,524
Dogus Otomotiv Servis ve Ticaret	13,608	50,247
Enka Insaat ve Sanayi AS	208,216	310,019
Eregli Demir ve Celik Fabrikalari TAS	566,295	594,455
KOC Holding AS	478,647	1,921,146
Koza Altin Isletmeleri AS	74,991	319,453
TAV Havalimanlari Holding AS	68,195	404,703
Tupras Turkiye Petrol Rafinerileri AS	14,570	370,365
Turk Hava Yollari	71,617	177,841

		5,049,002
United Arab Emirates
Emaar Properties PJSC	17,534	23,610
United Kingdom
British American Tobacco PLC	19,707	1,087,390
Total Reference Entity — Long		75,458,877

Reference Entity — Short
Brazil
Banco Santander Brasil SA, ADR	(10,552)	(33,766)
Telefonica Brasil SA — ADR	(299,033)	(2,607,568)
Tim Participacoes SA, ADR	(12,991)	(102,759)
Vale SA, ADR	(141,937)	(262,583)

		(3,006,676)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(98,781)	(1,603,216)
China
Aluminum Corp. of China Ltd., Class H	(324,000)	(98,467)
AviChina Industry & Technology Co. Ltd.	(1,086,000)	(763,055)
CGN Power Co. Ltd.	(1,352,000)	(400,938)
China Biologic Products, Inc.	(6,782)	(869,927)
China Eastern Airlines Corp. Ltd., Class H	(80,000)	(39,060)
China Longyuan Power Group Corp., Class H	(428,000)	(255,735)
China Medical System Holdings Ltd.	(55,000)	(64,658)
China Merchants Bank Co. Ltd.	(44,500)	(86,502)
China Minsheng Banking Corp. Ltd.	(56,500)	(50,142)
China National Building Material Co. Ltd., Class H	(82,000)	(34,198)
China Oilfield Services Ltd.	(312,000)	(226,521)
China Shanshui Cement Group Ltd.	(2,165,000)	(319,984)
China Southern Airlines Co. Ltd.	(124,000)	(75,194)
China Tian Lun Gas Holdings Ltd.	(78,000)	(60,148)
CNOOC Ltd.	(76,000)	(77,462)
Country Garden Holdings Co. Ltd.	(1,062,000)	(411,621)
CSR Corp. Ltd., Class H	(496,000)	(463,544)
ENN Energy Holdings Ltd.	(2,000)	(9,018)
Fosun International Ltd.	(374,000)	(495,515)
GOME Electrical Appliances Holding Ltd.	(53,000)	(7,429)
Guangzhou Automobile Group Co. Ltd., Class H	(50,000)	(42,151)
Guangzhou R&F Properties Co. Ltd.	(244,800)	(264,555)
Haitian International Holdings Ltd.	(6,000)	(7,297)
Hengan International Group Co. Ltd.	(81,000)	(725,592)
Huaneng Renewables Corp. Ltd.	(110,000)	(23,915)

	Shares	Value
Reference Entity — Short (continued)
China (continued)
JD.com, Inc., ADR	(52,626)	$(1,369,855)
PICC Property & Casualty Co. Ltd.	(60,000)	(102,633)
Qihoo 360 Technology Co. Ltd., ADR	(11,079)	(794,475)
Shenzhou International Group Holdings Ltd.	(123,000)	(659,540)
Shui On Land Ltd.	(10,133,000)	(2,471,019)
SINA Corp.	(8,814)	(405,003)
Sino-Ocean Land Holdings Ltd.	(286,500)	(145,260)
SOHO China Ltd.	(578,000)	(269,684)
Tingyi Cayman Islands Holding Corp.	(10,000)	(11,425)
Vipshop Holdings Ltd., ADR	(40,261)	(516,951)
Want Want China Holdings Ltd.	(399,000)	(262,121)
Zhuzhou CSR Times Electric Co. Ltd.	(28,500)	(147,054)

		(13,027,648)
Hong Kong
Beijing Enterprises Water Group Ltd.	(76,000)	(37,924)
Brilliance China Automotive Holdings Ltd.	(236,000)	(227,540)
China Everbright International Ltd.	(5,000)	(5,317)
China Gas Holdings Ltd.	(32,000)	(40,881)
China Mengniu Dairy Co. Ltd.	(120,000)	(167,412)
China Merchants Holdings International Co. Ltd.	(70,000)	(193,209)
China Overseas Land & Investment Ltd.	(36,000)	(105,178)
China Resources Gas Group Ltd.	(28,000)	(69,872)
China Traditional Chinese Medicine Co. Ltd.	(490,000)	(270,429)
CITIC Ltd.	(421,000)	(595,865)
COSCO Pacific Ltd.	(58,000)	(65,832)
CSPC Pharmaceutical Group Ltd.	(4,000)	(3,383)
Far East Horizon Ltd.	(364,000)	(280,462)
Hopewell Highway Infrastructure Ltd.	(786,000)	(361,941)
Poly Property Group Co. Ltd.	(318,000)	(86,546)
Shanghai Industrial Holdings Ltd.	(113,000)	(247,940)
Towngas China Co. Ltd.	(730,000)	(352,441)
WH Group Ltd.	(107,000)	(61,270)
Yuexiu Property Co. Ltd.	(782,000)	(113,730)

		(3,287,172)
India
MakeMyTrip Ltd.	(11,030)	(205,599)
Indonesia
Astra Agro Lestari Tbk PT	(36,800)	(46,030)
Charoen Pokphand Indonesia Tbk PT	(1,007,500)	(248,149)
Mitra Keluarga Karyasehat Tbk PT	(1,172,300)	(186,204)
Sawit Sumbermas Sarana Tbk PT	(1,186,800)	(171,489)
Tower Bersama Infrastructure Tbk PT	(74)	(34)

		(651,906)
Mexico
Alsea SAB de C.V.	(26,100)	(92,383)
America Movil SAB de C.V. — ADR, Series L	(14,404)	(203,673)
Coca-Cola Femsa SAB de C.V.	(15,400)	(108,255)
Fibra Uno Administracion SA de C.V.	(2,178,847)	(4,367,845)
Fomento Economico Mexicano SAB de C.V., ADR	(47,083)	(4,464,410)
Genomma Lab Internacional SAB de C.V.	(318,459)	(214,205)
Grupo Aeroportuario del Sureste SAB de C.V.	(15,280)	(208,883)
Grupo Carso SAB de C.V.	(259,737)	(1,044,089)
Grupo Financiero Banorte SAB de C.V.	(32,400)	(169,040)
Grupo Financiero Inbursa SAB de C.V.	(416,183)	(668,637)
Grupo Lala SAB de C.V.	(31,800)	(75,320)
Grupo Mexico SAB de C.V.	(2,361,600)	(4,579,260)
Grupo Televisa SAB, ADR	(29,806)	(789,263)
Industrias Penoles SAB de C.V.	(8,955)	(84,915)
Infraestructura Energetica Nova SAB de C.V.	(84,800)	(331,902)
Mexichem SAB de C.V.	(940,610)	(1,940,573)

		(19,342,653)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Monaco
GasLog Ltd.	(13,212)	$(98,694)
Peru
Cia de Minas Buenaventura SAA, ADR	(48,350)	(193,400)
Poland
KGHM Polska Miedz SA	(24,843)	(351,676)
Powszechny Zaklad Ubezpieczen SA	(65,354)	(520,736)

		(872,412)
South Africa
Coronation Fund Managers Ltd.	(10,486)	(40,426)
Discovery Holdings Ltd.	(236,052)	(1,924,417)
Fortress Income Fund Ltd.	(71,321)	(65,372)
Foschini Group Ltd.	(102,870)	(802,811)
Impala Platinum Holdings Ltd.	(64,561)	(134,876)
Life Healthcare Group Holdings Ltd.	(263,659)	(582,396)
Massmart Holdings Ltd.	(88,988)	(508,203)
Nampak Ltd.	(19,872)	(24,571)
Redefine Properties Ltd.	(180,347)	(108,285)
Remgro Ltd.	(126,016)	(1,998,368)
Resilient REIT Ltd.	(80,637)	(602,303)
Shoprite Holdings Ltd.	(18,026)	(166,449)

		(6,958,477)
South Korea
Daelim Industrial Co. Ltd.	(5,443)	(358,385)
Halla Visteon Climate Control Corp.	(15,743)	(704,041)
Hana Tour Service, Inc.	(639)	(52,451)
KB Financial Group, Inc., ADR	(1,185)	(29,814)
LG Display Co. Ltd., ADR	(64,553)	(584,205)
LG International Corp.	(10,067)	(261,711)
S-1 Corp.	(2,161)	(183,853)
SK Telecom Co. Ltd. — ADR	(23,535)	(463,875)

		(2,638,335)
Spain
Abertis Infraestructuras SA	(20,561)	(306,326)
Taiwan
Asustek Computer, Inc.	(22,000)	(178,355)
Chang Hwa Commercial Bank	(100,580)	(50,404)
Cheng Shin Rubber Industry Co. Ltd.	(618,000)	(955,002)
Compal Electronics, Inc.	(501,000)	(291,757)
Far Eastern New Century Corp.	(36,000)	(25,748)
Far EasTone Telecommunications Co. Ltd.	(23,000)	(47,536)
Kuo Toong International Co. Ltd.	(240)	(210)
Largan Precision Co. Ltd.	(3,000)	(215,320)
President Chain Store Corp.	(8,000)	(52,900)
Quanta Computer, Inc.	(1,639,000)	(2,612,471)
United Microelectronics Corp.	(896,000)	(349,144)
Wistron Corp.	(2,172,553)	(1,234,537)

		(6,013,384)
Thailand
Advanced Info Service PCL	(68,200)	(322,558)
Kasikornbank PCL	(53,000)	(253,997)

		(576,555)
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi	(3,396,203)	(2,974,295)
Turkcell Iletisim Hizmetleri AS — ADR	(139,982)	(1,240,241)

		(4,214,536)
United States
AES Corp.	(47,389)	(450,195)
IntelliEPI, Inc.	(75,000)	(280,713)

		(730,908)
Total Reference Entity — Short		(63,727,897)
Net Value of Reference Entity — Goldman Sachs & Co.		11,730,980

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2016, expiration dates 2/09/16 — 8/03/17:
	Shares	Value
Reference Entity — Long
Australia
CIMIC Group Ltd.	2,532	$43,670
Nufarm Ltd.	1,396	6,748

		50,418
Austria
Erste Group Bank AG	6,992	201,975
Canada
Canfor Corp.	6,166	68,971
Finland
Kone OYJ, Class B	730	31,925
France
Carrefour SA	2,737	77,772
Ingenico Group SA	326	38,423

		116,195
Germany
OSRAM Licht AG	2,931	130,859
Pfeiffer Vacuum Technology AG	552	50,858

		181,717
Hong Kong
Dah Sing Financial Holdings Ltd.	8,000	37,605
HKT Trust & HKT Ltd.	10,000	13,135
Hopewell Holdings Ltd.	13,000	39,451
Hutchison Telecommunications Hong Kong Holdings Ltd.	148,000	46,669
New World Development Co. Ltd.	269,000	220,208
Shun Tak Holdings Ltd.	20,000	6,736
SJM Holdings Ltd.	36,000	23,758

		387,562
Italy
Maire Tecnimont SpA	5,650	13,557
Parmalat SpA	16,288	42,319
Recordati SpA	813	20,150

		76,026
Japan
Calsonic Kansei Corp.	1,000	8,784
Daifuku Co. Ltd.	9,700	161,966
DIC Corp.	63,000	162,345
Furukawa Electric Co. Ltd.	6,000	12,345
Hitachi Kokusai Electric, Inc.	4,000	48,162
Horiba Ltd.	200	7,119
Makino Milling Machine Co. Ltd.	1,000	6,579
Mazda Motor Corp.	6,900	125,564
Minebea Co. Ltd.	18,000	141,060
Mitsubishi Materials Corp.	1,000	3,085
Murata Manufacturing Co. Ltd.	1,700	196,635
Nagase & Co. Ltd.	7,300	87,439
Nexon Co. Ltd.	1,500	24,347
Nissan Motor Co. Ltd.	28,600	284,447
Nitto Denko Corp.	600	34,503
OKUMA Corp.	17,000	129,445
Seiko Holdings Corp.	22,000	104,641
Sojitz Corp.	15,100	32,615
Tadano Ltd.	9,000	90,438
Taiyo Yuden Co Ltd.	5,800	67,141
Tokyo Electron Ltd.	2,400	155,401
Tokyo Seimitsu Co. Ltd.	400	8,581
Toyota Motor Corp.	2,600	156,597
Tsubakimoto Chain Co.	2,000	14,211
Ushio, Inc.	400	5,200

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Yakult Honsha Co. Ltd.	1,600	$73,703
Yamato Kogyo Co. Ltd.	300	7,103
Zeon Corp.	1,000	6,745

		2,156,201
Netherlands
AerCap Holdings NV	13,268	407,460
Sensata Technologies Holding NV	2,881	105,733
Unilever NV CVA	4,123	182,633

		695,826
Singapore
ComfortDelGro Corp. Ltd.	5,800	11,590
Hutchison Port Holdings Trust	237,500	113,479
Singapore Airlines Ltd.	11,800	91,799
Singapore Telecommunications Ltd.	5,800	14,382
Venture Corp. Ltd.	32,900	180,250

		411,500
Sweden
Boliden AB	9,658	134,368
Switzerland
Straumann Holding AG, Registered Shares	678	205,856
U-Blox AG	48	9,630

		215,486
United Kingdom
ARM Holdings PLC	5,200	74,180
Atlassian Corp. PLC, Class A	12,000	249,240
GKN PLC	52,424	209,756
Inchcape PLC	20,584	211,651
Standard Life PLC	4,415	23,068
Travelport Worldwide Ltd.	3,159	34,401

		802,296
United States
Abbott Laboratories	3,530	133,611
Air Lease Corp.	11,139	286,941
Air Products & Chemicals, Inc.	3,620	458,690
American Axle & Manufacturing Holdings, Inc.	2,324	29,794
AmTrust Financial Services, Inc.	313	17,900
AO Smith Corp.	264	18,440
B/E Aerospace, Inc.	542	21,924
Boeing Co.	371	44,568
Briggs & Stratton Corp.	6,573	129,225
Brocade Communications Systems, Inc.	2,400	19,152
Bruker Corp.	1,635	36,510
Brunswick Corp.	1,257	50,091
Bunge Ltd.	2,027	125,694
Chemours Co.	4,669	18,396
Citrix Systems, Inc.	2,109	148,600
Columbia Sportswear Co.	563	31,066
DigitalGlobe, Inc.	15,377	201,439
Dolby Laboratories, Inc., Class A	5,810	209,218
Energizer Holdings, Inc.	545	17,462
Estee Lauder Cos., Inc., Class A	2,597	221,394
F5 Networks, Inc.	1,151	107,941
Flextronics International Ltd.	39,746	416,538
FMC Technologies, Inc.	5,748	144,562
Foot Locker, Inc.	4,333	292,738
GoPro, Inc., Class A	775	8,874
Hasbro, Inc.	1,720	127,762
Herman Miller, Inc.	127	3,254
Interface, Inc.	5,563	93,959
Jones Lang LaSalle, Inc.	1,553	218,538
JPMorgan Chase & Co.	131	7,795

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Juniper Networks, Inc.	7,031	$165,932
Lam Research Corp.	93	6,676
Las Vegas Sands Corp.	489	22,054
Lions Gate Entertainment Corp.	2,130	55,700
Lumentum Holdings, Inc.	4,826	95,217
LyondellBasell Industries NV, Class A	18	1,403
Masonite International Corp.	314	17,430
Maxim Integrated Products, Inc.	967	32,298
MaxLinear, Inc., Class A	353	5,429
Mead Johnson Nutrition Co.	3,960	287,060
Microsemi Corp.	49	1,553
MicroStrategy, Inc., Class A	92	15,871
Mohawk Industries, Inc.	2,544	423,347
Moody’s Corp.	1,557	138,791
NASDAQ, Inc.	3,411	211,482
Pitney Bowes, Inc.	442	8,654
Regal-Beloit Corp.	3,517	197,691
Roper Technologies, Inc.	732	128,590
Skechers U.S.A., Inc., Class A	2,496	70,362
Skyworks Solutions, Inc.	1,232	84,909
SPX FLOW, Inc.	3,405	81,175
Starbucks Corp.	8,942	543,405
Synopsys, Inc.	4,133	177,306
Visa, Inc., Class A	726	54,080
Western Digital Corp.	3,693	177,190
Whirlpool Corp.	249	33,463
World Fuel Services Corp.	8,646	336,762
Xilinx, Inc.	1,717	86,314
Xylem, Inc.	1,114	40,048

		7,142,268
Total Reference Entity — Long		12,672,734

Reference Entity — Short
Australia
Orica Ltd.	(5,111)	(52,086)
Belgium
Umicore SA	(1,120)	(41,177)
Denmark
AP Moeller — Maersk A/S	(147)	(189,134)
Novozymes A/S, — B Shares	(598)	(24,960)

		(214,094)
France
Arkema SA	(1,479)	(92,380)
Casino Guichard Perrachon SA	(99)	(4,488)
Edenred	(5,673)	(106,736)

		(203,604)
Germany
Bayerische Motoren Werke AG	(602)	(49,993)
ElringKlinger AG	(3,727)	(94,268)
Leoni AG	(5,588)	(195,118)
Volkswagen AG	(751)	(87,455)

		(426,834)
Hong Kong
Esprit Holdings Ltd.	(61,205)	(63,288)
Hang Lung Properties Ltd.	(1,000)	(1,845)
Hong Kong & China Gas Co. Ltd.	(2,000)	(3,520)
Hong Kong Exchanges and Clearing Ltd.	(12,600)	(279,224)
Melco International Development Ltd.	(96,000)	(116,781)
Value Partners Group Ltd.	(15,000)	(13,646)

		(478,304)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Italy
Industria Macchine Automatiche SpA	(506)	$(24,737)
Japan
AEON Financial Service Co. Ltd.	(5,500)	(126,528)
Asics Corp.	(10,500)	(194,935)
Brother Industries Ltd.	(10,000)	(101,057)
Daihatsu Motor Co. Ltd.	(13,300)	(207,630)
Disco Corp.	(500)	(47,558)
Exedy Corp.	(600)	(14,016)
FUJIFILM Holdings Corp.	(4,900)	(189,325)
Hitachi Construction Machinery Co. Ltd.	(4,400)	(64,160)
Kansai Paint Co. Ltd.	(4,400)	(61,474)
Makita Corp.	(2,700)	(151,974)
Mitsui Chemicals, Inc.	(32,000)	(140,087)
Nissin Kogyo Co. Ltd.	(4,700)	(65,742)
Oki Electric Industry Co. Ltd.	(89,000)	(99,250)
Rinnai Corp.	(1,100)	(101,017)
Terumo Corp.	(2,600)	(82,669)
THK Co. Ltd.	(1,700)	(27,164)
Toray Industries, Inc.	(4,000)	(33,907)
Toyo Seikan Group Holdings Ltd.	(14,100)	(255,851)
Unipres Corp.	(1,100)	(23,190)
Yokohama Rubber Co. Ltd.	(1,400)	(20,988)

		(2,008,522)
Netherlands
SBM Offshore NV	(33,307)	(439,688)
Norway
Opera Software ASA	(49,172)	(251,715)
Singapore
Neptune Orient Lines Ltd.	(19,700)	(17,145)
Sembcorp Marine Ltd.	(32,200)	(35,604)
SMRT Corp. Ltd.	(44,300)	(47,592)

		(100,341)
Spain
Distribuidora Internacional de Alimentacion SA	(4,385)	(23,637)
Sweden
Alfa Laval AB	(158)	(2,706)
Autoliv, Inc.	(1,714)	(176,165)
Svenska Cellulosa AB SCA	(45)	(1,333)

		(180,204)
Switzerland
Barry Callebaut AG	(3)	(3,434)
United Kingdom
Micro Focus International PLC	(4,405)	(87,250)
Rolls Royce Holdings PLC	(138,591)	(269)

		(87,519)
United States
Aflac, Inc.	(2,121)	(122,933)
AGCO Corp.	(1,394)	(67,985)
Alere, Inc.	(1,701)	(63,277)
American International Group, Inc.	(29)	(1,638)
Avon Products, Inc.	(23,167)	(78,536)
Ball Corp.	(976)	(65,226)
BorgWarner, Inc.	(572)	(16,794)
Cabot Corp.	(510)	(20,573)
Cavium, Inc.	(710)	(41,017)
Chevron Corp.	(3,868)	(334,466)
Coach, Inc.	(4,495)	(166,540)
Coca-Cola Co.	(4,795)	(205,801)
Corning, Inc.	(12,631)	(235,063)
Cree, Inc.	(14,654)	(410,752)
DCT Industrial Trust, Inc.	(2,314)	(82,818)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
DeVry, Inc.	(1,682)	$(33,472)
Donaldson Co., Inc.	(9,012)	(253,958)
Emerson Electric Co.	(95)	(4,368)
EnerSys	(388)	(18,791)
Fair Isaac Corp.	(959)	(91,652)
First Cash Financial Services, Inc.	(5,484)	(194,682)
FleetCor Technologies, Inc.	(1,825)	(224,183)
Flowserve Corp.	(2,075)	(80,178)
Fossil Group, Inc.	(652)	(21,255)
Franklin Resources, Inc.	(3,570)	(123,736)
FTI Consulting, Inc.	(2,245)	(76,083)
Gartner, Inc.	(350)	(30,761)
Guess?, Inc.	(385)	(7,138)
Halyard Health, Inc.	(311)	(7,713)
HRG Group, Inc.	(3,602)	(43,728)
KBR, Inc.	(6,027)	(85,945)
Kellogg Co.	(941)	(69,107)
Keysight Technologies, Inc.	(400)	(9,360)
Microsoft Corp.	(8,592)	(473,333)
Minerals Technologies, Inc.	(850)	(34,841)
Mondelez International, Inc.	(2,140)	(92,234)
MSCI, Inc.	(1,741)	(119,850)
NetSuite, Inc.	(813)	(56,398)
Philip Morris International, Inc.	(1,955)	(175,970)
PriceSmart, Inc.	(1,085)	(83,068)
Qorvo, Inc.	(1,113)	(44,075)
Qualys, Inc.	(745)	(19,363)
Rockwell Automation, Inc.	(850)	(81,234)
Royal Caribbean Cruises Ltd.	(1,742)	(142,774)
SYNNEX Corp.	(3,965)	(332,862)
Teradata Corp.	(431)	(10,491)
Trimble Navigation Ltd.	(3,438)	(66,319)
United Technologies Corp.	(3,568)	(312,878)
Universal Corp.	(7,486)	(409,709)
Universal Electronics, Inc.	(25)	(1,254)
Varian Medical Systems, Inc.	(1,005)	(77,516)
Veeco Instruments, Inc.	(296)	(5,517)
Vishay Intertechnology, Inc.	(5,895)	(67,557)
WABCO Holdings, Inc.	(245)	(21,964)
Yum! Brands, Inc.	(870)	(62,962)

		(5,981,698)
Total Reference Entity — Short		(10,517,594)
Net Value of Reference Entity — Goldman Sachs & Co.		2,155,140

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2016, expiration dates 10/17/16 — 8/13/18:
Reference Entity — Long
Brazil
Banco Bradesco SA — ADR	89,624	397,812
Banco Bradesco SA, Preference Shares	82,700	375,270
Banco do Brasil SA	30,100	104,226
Braskem SA — ADR	80,540	965,675
Braskem SA, Preference A Shares	84,000	504,025
BRF SA	17,400	209,811
BRF SA — ADR	5,594	67,855
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	15,828	151,157
Cia Energetica de Minas Gerais, Preference Shares	126,800	187,356
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	180,900	596,548
Equatorial Energia SA	34,700	313,790
Fibria Celulose SA	300	3,305

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Brazil (continued)
Fibria Celulose SA — Sponsored ADR	23,900	$264,095
Gerdau SA — ADR	444,793	404,762
Gerdau SA, Preference Shares	364,852	328,383
Itau Unibanco Holding SA, Preference Shares	16,450	102,612
Itau Unibanco Holding SA, Preference Shares — ADR	30,993	194,946
Itausa — Investimentos Itau SA, Preference Shares	577,500	993,350
JBS SA	595,000	1,606,580
Suzano Papel e Celulose SA, Preference ‘A’ Shares	20,400	81,349
Transmissora Alianca de Energia Eletrica SA	122,200	531,291

		8,384,198
Chile
Aguas Andinas SA, Class A	518,920	260,246
Enersis SA	357,687	85,355
Enersis SA — ADR	7,046	83,072
SACI Falabella	34,303	225,951

		654,624
China
3SBio, Inc.	165,000	200,034
Alibaba Group Holding Ltd. — SP ADR	3,911	262,154
Angang Steel Co. Ltd.	240,000	105,021
Anhui Conch Cement Co. Ltd., Class H	156,500	307,263
Anhui Expressway Co. Ltd., Class H	204,000	161,814
ANTA Sports Products Ltd.	277,000	669,619
Baidu, Inc. — ADR	4,043	660,101
Bank of Communications Co. Ltd., Class H	535,000	327,088
Beijing Capital International Airport Co. Ltd., Class H	1,338,000	1,215,552
BYD Electronic International Co. Ltd.	206,500	87,294
China Communications Services Corp. Ltd., Class H	1,110,000	437,131
China Dongxiang Group Co. Ltd.	262,000	52,494
China Galaxy Securities Co. Ltd., Class H	197,000	145,733
China Lesso Group Holdings Ltd.	277,000	150,752
China Machinery Engineering Corp.	385,000	266,081
China Pacific Insurance Group Co. Ltd., Class H	139,000	490,482
China Petroleum & Chemical Corp. — ADR	1,774	99,894
China Petroleum & Chemical Corp. Class H	180,000	101,689
China Telecom Corp. Ltd., Class H	534,000	251,164
China Unicom Hong Kong Ltd.	490,000	542,875
China Vanke Co. Ltd., Class H	131,100	300,293
CITIC Securities Co. Ltd., Class H	456,500	888,136
Ctrip.com International Ltd. — ADR	2,367	101,024
Datang International Power Generation Co. Ltd., Class H	1,020,000	272,499
Dongfeng Motor Group Co. Ltd., Class H	498,000	592,842
Great Wall Motor Co. Ltd., Class H	117,000	90,333
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	56,000	124,427
Huadian Power International Corp. Ltd., Class H	50,000	29,890
Huaneng Power International, Inc., Class H	150,000	123,413
Lenovo Group Ltd.	72,000	64,630
Longfor Properties Co. Ltd.	227,000	290,004
NetEase, Inc., ADR	22,784	3,557,494
New China Life Insurance Co. Ltd., Class H	8,800	30,142
New Oriental Education & Technology Group, Inc., ADR	2,969	93,256
People’s Insurance Co. Group of China Ltd., Class H	398,000	159,649
Ping An Insurance Group Co. of China Ltd., Class H	199,000	901,599
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	75,700	146,653
Sihuan Pharmaceutical Holdings Group Ltd.	3,192,000	410,238
Sinopec Shanghai Petrochemical Co. Ltd., Class H	250,000	101,372
Sinopharm Group Co. Ltd., Class H	105,600	375,102
Sinotrans Ltd., Class H	256,000	117,097
Sohu.com, Inc.	5,446	274,424
TAL Education Group, ADR	4,787	229,632
Tencent Holdings Ltd.	2,600	48,845
Tianjin Capital Environmental Protection Group Co. Ltd.	92,000	59,127

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Tianneng Power International Ltd.	216,000	$161,509
Zhejiang Expressway Co. Ltd., Class H	618,000	541,986
ZTE Corp., Class H	40,200	73,054

		16,692,905
Egypt
Global Telecom Holding, — GDR	54,491	61,575
Greece
Tsakos Energy Navigation Ltd.	6,141	35,741
Hong Kong
Belle International Holdings Ltd.	46,000	30,993
China Jinmao Holdings Group Ltd.	254,000	66,479
China Mobile Ltd., ADR	32,956	1,797,091
China Power International Development Ltd.	245,000	109,425
China Resources Power Holdings Co. Ltd.	184,000	312,994
China Taiping Insurance Holdings Co. Ltd.	63,400	133,836
China Unicom Hong Kong Ltd., ADR	49,104	544,563
Geely Automobile Holdings Ltd.	475,000	204,491
Haier Electronics Group Co. Ltd.	90,000	158,884
KWG Property Holding Ltd.	872,500	553,066
Nine Dragons Paper Holdings Ltd.	224,000	141,256
Sino Biopharmaceutical Ltd.	184,000	126,792
Skyworth Digital Holdings Ltd.	66,000	34,296

		4,214,166
Hungary
MOL Hungarian Oil & Gas PLC	11,105	539,944
Richter Gedeon Nyrt	9,000	175,641

		715,585
Indonesia
Adhi Karya Persero Tbk PT	499,000	93,363
Pembangunan Perumahan Persero Tbk PT	444,500	126,615
Telekomunikasi Indonesia Persero Tbk PT	553,200	135,721
United Tractors Tbk PT	1,362,200	1,740,981

		2,096,680
Malaysia
Astro Malaysia Holdings Bhd	281,200	189,329
IOI Corp. Bhd	52,400	61,410
MISC Bhd	223,700	473,668
Petronas Chemicals Group Bhd	322,700	560,213
Tenaga Nasional Bhd	60,900	199,792
Top Glove Corp. BHD	194,200	254,035
YTL Power International Bhd	28,800	10,204

		1,748,651
Mexico
Alfa SAB de C.V., Series A	1,158,556	2,153,878
Cemex SAB de C.V.	4,054,560	1,833,049
Cemex SAB de C.V. — ADR	156,754	710,096
El Puerto de Liverpool SAB de C.V., Series C1	37,500	447,327
Gruma SAB de C.V.	113,228	1,715,486
Grupo Aeroportuario del Pacifico SAB de C.V., ADR	8,637	725,853
Grupo Bimbo SAB de C.V., Series A	46,300	129,319
Grupo Elektra SAB de C.V.	13,635	256,361
Kimberly-Clark de Mexico SAB de C.V., Class A	427,835	1,022,780
Promotora y Operadora de Infraestructura SAB de C.V.	6,490	74,161
Telesites SAB de C.V.	126,155	76,579
Wal-Mart de Mexico SAB de C.V.	585,800	1,472,110

		10,616,999
Netherlands
Steinhoff International Holdings NV	34,977	168,001
Yandex NV	24,626	330,481

		498,482

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Peru
Credicorp Ltd.	11,752	$1,191,183
Philippines
Robinsons Land Corp.	105,500	55,587
Poland
Cyfrowy Polsat SA	16,150	85,146
Grupa Lotos SA	7,617	47,884
Orange Polska SA	177,911	283,084
Polski Koncern Naftowy Orlen SA	158,185	2,425,947
Polskie Gornictwo Naftowe i Gazownictwo SA	135,360	172,759
Tauron Polska Energia SA	1,293,168	861,169

		3,875,989
Qatar
Ooredoo QSC	3,000	65,210
Qatar National Bank	10,818	489,736

		554,946
Russia
Aeroflot — Russian Airlines OJSC	115,250	77,343
Alrosa AO	41,600	34,010
Inter Rao Ues OAO	2,081,312	37,717
Lukoil OAO	5,721	193,946
Magnitogorsk Iron & Steel Works OJSC	263,000	66,305
Magnitogorsk Iron & Steel Works OJSC, — GDR	1,348	4,286
MMC Norilsk Nickel	1,139	133,180
Mobile TeleSystems OJSC	13,820	41,554
Moscow Exchange MICEX-RTS OAO	129,710	164,769
Novolipetsk Steel OJSC, — GDR	2,325	20,213
Rosneft Oil Co. OJSC	17,139	61,585
Severstal PAO, — GDR	1,338	10,854
Surgutneftegas OAO	9	4
Tatneft PAO, ADR	1,026	28,011
Uralkali OJSC	34,904	79,396
Uralkali PJSC — GDR	1,989	22,567

		975,740
South Africa
AngloGold Ashanti Ltd., ADR	55,908	474,100
Bidvest Group Ltd.	32,297	745,838
Clicks Group Ltd.	2,062	11,280
Gold Fields Ltd., ADR	41,572	141,345
Hyprop Investments Ltd.	82,143	524,489
Mediclinic International Ltd.	29,737	226,119
Mondi Ltd.	10,861	179,715
Mr Price Group Ltd.	7,140	73,687
Pick n Pay Stores Ltd.	82,945	306,940
Sappi Ltd.	91,313	415,941
Spar Group Ltd.	4,888	56,525
Vodacom Group Ltd.	38,220	350,665

		3,506,644
South Korea
Cheil Worldwide, Inc.	9,183	174,651
Coway Co. Ltd.	10,354	852,038
Daesang Corp.	3,544	112,908
GS Holdings Corp.	4,112	174,055
GS Home Shopping, Inc.	162	22,086
Hyundai Engineering & Construction Co. Ltd.	3,077	94,921
Hyundai Mobis Co. Ltd.	1,293	280,906
Hyundai Steel Co.	1,225	50,353
Hyundai Wia Corp.	2,097	186,062
Industrial Bank of Korea	11,807	114,238
Kia Motors Corp.	7,065	268,243
Korea Electric Power Corp.	1,188	52,151
Korea Gas Corp.	7,599	238,437
KT Corp.	46,859	1,080,395

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
KT Corp. — ADR	28,458	$350,603
KT&G Corp.	534	46,100
Kumho Petrochemical Co. Ltd.	4,162	177,270
LG Life Sciences Ltd.	5,410	316,983
LOTTE Himart Co. Ltd.	5,590	264,022
NAVER Corp.	777	409,688
Neowiz Games Corp.	12,062	164,117
Orion Corp.	243	209,943
S-Oil Corp.	406	26,730
Samsung Card Co. Ltd.	2,144	68,320
Shinhan Financial Group Co. Ltd.	1,208	39,046
Shinhan Financial Group Co. Ltd., ADR	1,124	35,901
Silicon Works Co. Ltd.	8,665	203,804
Sungwoo Hitech Co. Ltd.	20,643	142,870
Woori Investment & Securities Co. Ltd.	8,909	71,826
Yuhan Corp.	973	272,104

		6,500,771
Taiwan
AcBel Polytech, Inc.	237,000	171,372
AU Optronics Corp.	672,000	174,756
AU Optronics Corp., ADR	21,957	55,771
Catcher Technology Co. Ltd.	16,000	119,045
Cathay Financial Holding Co. Ltd.	534,000	583,196
Chunghwa Telecom Co. Ltd.	131,000	405,875
Compeq Manufacturing Co. Ltd.	477,000	274,630
CTBC Financial Holding Co. Ltd.	74,000	34,757
Elite Advanced Laser Corp.	35,800	137,184
Eva Airways Corp.	51,000	26,854
Everlight Electronics Co. Ltd.	425,000	711,136
Feng TAY Enterprise Co. Ltd.	4,680	25,172
Formosa Chemicals & Fibre Corp.	32,000	69,062
Foxconn Technology Co. Ltd.	70,480	136,533
Fubon Financial Holding Co. Ltd.	919,000	1,014,680
General Interface Solution Holding Ltd.	53,000	144,346
Gintech Energy Corp.	71,000	68,934
Hon Hai Precision Industry Co. Ltd.	38,100	89,634
Hon Hai Precision Industry Co. Ltd. — GDR	7,338	34,647
Hota Industrial Manufacturing Co. Ltd.	10,000	42,032
Innolux Corp.	1,976,000	564,759
Inotera Memories, Inc.	343,000	295,635
Inventec Co. Ltd.	472,000	354,047
Micro-Star International Co. Ltd.	567,000	719,469
Namchow Chemical Industrial Co. Ltd.	75,000	136,880
Nanya Technology Corp.	132,000	158,517
Novatek Microelectronics Corp.	112,000	469,547
PChome Online, Inc.	227	2,059
PharmaEngine, Inc.	8,000	55,628
Pou Chen Corp.	400,000	500,690
Radiant Opto-Electronics Corp.	40,000	78,193
Sercomm Corp.	21,000	51,453
Sino-American Silicon Products, Inc.	20,000	25,609
Taiwan Business Bank	175,973	42,525
Taiwan Fertilizer Co. Ltd.	274,000	347,048
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	82,899	1,852,793
Uni-President Enterprises Corp.	293,000	489,966
Zhen Ding Technology Holding Ltd.	157,000	333,756

		10,798,190
Thailand
Airports of Thailand PCL	76,300	807,148
Bumrungrad Hospital PCL	11,400	70,188
Central Pattana PCL	511,000	639,957
Charoen Pokphand Foods PCL	564,400	308,005
Delta Electronics Thailand PCL	541,100	1,200,089
Indorama Ventures PCL	819,600	481,679

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Thailand (continued)
IRPC PCL	2,591,800	$308,992
Jasmine International PCL	3,433,600	299,807
PTT Global Chemical PCL, Foreign Registered Shares	1,390,400	2,091,485
Siam Cement PCL, Foreign Registered Shares	8,700	105,764
Thai Oil PCL	439,500	790,258
Thai Union Group PCL	155,000	79,815
Tipco Asphalt PCL	729,000	678,353

		7,861,540
Turkey
Arcelik AS	6,658	34,781
BIM Birlesik Magazalar AS	42,711	722,864
Dogan Sirketler Grubu Holding	308,764	56,616
Enka Insaat ve Sanayi AS	319,789	476,144
Eregli Demir ve Celik Fabrikalari TAS	1,030,486	1,081,729
KOC Holding AS	357,089	1,433,248
Koza Altin Isletmeleri AS	99,408	423,467
TAV Havalimanlari Holding AS	161,955	961,123
Tupras Turkiye Petrol Rafinerileri AS	9,133	232,158

		5,422,130
United Arab Emirates
Abu Dhabi Commercial Bank PJSC	14,212	23,525
Aldar Properties PJSC	257,380	154,268

		177,793
United Kingdom
British American Tobacco PLC	15,072	831,641
SABMiller PLC	5,225	309,718

		1,141,359
United States
Genpact Ltd.	11,535	275,917
Total Reference Entity — Long		88,057,395

Reference Entity — Short
Australia
BHP Billiton PLC	(4,163)	(40,346)
Brazil
BR Malls Participacoes SA	(51,900)	(154,021)
CETIP SA — Mercados Organizados	(35,200)	(336,529)
Cielo SA	(534,208)	(4,523,632)
EcoRodovias Infraestrutura e Logistica SA	(86,900)	(86,687)
Embraer SA — ADR	(19,237)	(553,641)
Klabin SA	(441,955)	(2,320,380)
Telefonica Brasil SA — ADR	(15,155)	(132,152)
Tim Participacoes SA — ADR	(37,961)	(300,271)
Vale SA	(3,200)	(5,792)

		(8,413,105)
China
AAC Technologies Holdings, Inc.	(20,500)	(131,349)
Aluminum Corp. of China Ltd., Class H	(124,000)	(37,685)
AviChina Industry & Technology Co. Ltd., Class H	(141,000)	(99,071)
CGN Power Co. Ltd.	(1,220,000)	(361,793)
China Communications Construction Co. Ltd.	(185,000)	(165,252)
China Conch Venture Holdings Ltd.	(139,000)	(224,817)
China Eastern Airlines Corp. Ltd., Class H	(106,000)	(51,754)
China Longyuan Power Group Corp., Class H	(647,000)	(386,590)
China Medical System Holdings Ltd.	(188,000)	(221,014)
China Merchants Bank Co. Ltd.	(65,500)	(127,324)
China Minsheng Banking Corp. Ltd.	(7,000)	(6,212)
China National Building Material Co. Ltd., Class H	(574,000)	(239,386)

	Shares	Value
Reference Entity — Short (continued)
China (continued)
China Oilfield Services Ltd.	(852,000)	$(618,577)
China Railway Construction Corp. Ltd.	(3,000)	(3,013)
China Shanshui Cement Group Ltd.	(1,350,000)	(199,528)
China Shipping Container Lines Co. Ltd., Class H	(1,715,000)	(333,633)
China Southern Airlines Co. Ltd., Class H	(824,000)	(499,677)
Chongqing Rural Commercial Bank Co. Ltd.	(125,000)	(63,981)
CNOOC Ltd.	(219,000)	(223,211)
Country Garden Holdings Co. Ltd.	(5,028,000)	(1,948,805)
CSR Corp. Ltd., Class H	(167,000)	(156,072)
ENN Energy Holdings Ltd.	(8,000)	(36,072)
Fosun International Ltd.	(14,000)	(18,549)
GOME Electrical Appliances Holding Ltd.	(2,852,000)	(399,771)
Guangshen Railway Co. Ltd.	(122,000)	(51,914)
Guangzhou Automobile Group Co. Ltd., Class H	(30,000)	(25,291)
Guangzhou R&F Properties Co. Ltd.	(10,400)	(11,239)
Haitian International Holdings Ltd.	(69,000)	(83,919)
Hengan International Group Co. Ltd.	(298,000)	(2,669,461)
Huaneng Renewables Corp. Ltd.	(1,764,000)	(383,512)
JD.com, Inc., ADR	(25,688)	(668,659)
Kingsoft Corp. Ltd.	(16,000)	(34,763)
Li Ning Co. Ltd.	(393,500)	(181,553)
Luye Pharma Group Ltd.	(53,000)	(43,876)
PICC Property & Casualty Co. Ltd.	(26,000)	(44,474)
Shenzhou International Group Holdings Ltd.	(85,000)	(455,780)
Sichuan Expressway Co. Ltd.	(950,000)	(280,908)
SINA Corp.	(6,718)	(308,692)
Sino-Ocean Land Holdings Ltd.	(27,500)	(13,943)
SOHO China Ltd.	(3,500)	(1,633)
SouFun Holdings Ltd., ADR	(19,474)	(116,065)
Sunac China Holdings Ltd.	(11,000)	(6,852)
Tingyi Cayman Islands Holding Corp.	(1,010,000)	(1,153,933)
Vipshop Holdings Ltd., ADR	(18,056)	(231,839)
Want Want China Holdings Ltd.	(145,000)	(95,257)
Xinyi Solar Holdings Ltd.	(586,000)	(188,325)
Youku Tudou, Inc., ADR	(12,344)	(336,127)
Zhuzhou CSR Times Electric Co. Ltd.	(179,500)	(926,180)

		(14,867,331)
Czech Republic
CEZ	(23,234)	(386,391)
Hong Kong
Alibaba Pictures Group Ltd.	(290,000)	(59,262)
Brilliance China Automotive Holdings Ltd.	(1,196,000)	(1,153,126)
China Everbright International Ltd.	(1,400,000)	(1,488,801)
China Gas Holdings Ltd.	(154,000)	(196,741)
China Mengniu Dairy Co. Ltd.	(83,000)	(115,793)
China Merchants Holdings International Co. Ltd.	(462,137)	(1,275,555)
China Overseas Land & Investment Ltd.	(416,000)	(1,215,388)
China Resources Gas Group Ltd.	(14,000)	(34,936)
China Traditional Chinese Medicine Co. Ltd.	(322,000)	(177,710)
CITIC Ltd.	(1,242,000)	(1,757,872)
COSCO Pacific Ltd.	(930,000)	(1,055,590)
CSPC Pharmaceutical Group Ltd.	(44,000)	(37,212)
Far East Horizon Ltd.	(843,000)	(649,531)
Guangdong Investment Ltd.	(22,000)	(28,148)
Hopewell Highway Infrastructure Ltd.	(17,500)	(8,058)
Kunlun Energy Co. Ltd.	(2,758,000)	(2,080,930)
Poly Property Group Co. Ltd.	(716,000)	(194,865)
Shanghai Industrial Holdings Ltd.	(478,000)	(1,048,810)
Shenzhen International Holdings Ltd.	(65,500)	(102,912)
Towngas China Co. Ltd.	(777,000)	(375,133)
WH Group Ltd.	(185,500)	(106,221)
Yuexiu Property Co. Ltd.	(2,764,000)	(401,982)

		(13,564,576)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Hungary
OTP Bank PLC	(15,614)	$(332,153)
Malta
Brait SE	(89,226)	(929,964)
Mexico
Alsea SAB de C.V.	(101,901)	(360,687)
America Movil SAB de C.V., Series L	(3,287,000)	(2,317,858)
America Movil SAB de C.V. — ADR, Series L	(67,077)	(948,469)
Coca-Cola Femsa SAB de C.V.	(28,800)	(202,451)
Coca-Cola Femsa SAB de C.V., ADR	(872)	(61,162)
Fomento Economico Mexicano SAB de C.V., ADR	(2,082)	(197,415)
Genomma Lab Internacional SAB de C.V.	(1,010,316)	(679,569)
Grupo Aeroportuario del Sureste SAB de C.V.	(2,645)	(36,158)
Grupo Carso SAB de C.V.	(26,579)	(106,842)
Grupo Financiero Banorte SAB de C.V.	(166,100)	(866,593)
Grupo Financiero Inbursa SAB de C.V.	(64,400)	(103,464)
Grupo Mexico SAB de C.V.	(104,400)	(202,437)
Grupo Televisa SAB, ADR	(423)	(11,201)
Infraestructura Energetica Nova SAB de C.V.	(95,687)	(374,513)
Mexichem SAB de C.V.	(167,372)	(345,305)
Telesites SAB de C.V.	(59,813)	(36,308)

		(6,850,432)
Poland
KGHM Polska Miedz SA	(7,900)	(111,832)
South Africa
Aspen Pharmacare Holdings Ltd.	(58,691)	(999,224)
Coronation Fund Managers Ltd.	(53,063)	(204,569)
Foschini Group Ltd.	(73,351)	(572,441)
Growthpoint Properties Ltd.	(172,930)	(249,371)
Impala Platinum Holdings Ltd.	(38,738)	(80,929)
Life Healthcare Group Holdings Ltd.	(61,222)	(135,233)
MMI Holdings Ltd.	(42,751)	(61,241)
Nampak Ltd.	(95,629)	(118,241)
Naspers Ltd., — N Shares	(1,530)	(193,351)
Redefine Properties Ltd.	(91,408)	(54,884)
Resilient REIT Ltd.	(15,920)	(118,911)
Shoprite Holdings Ltd.	(20,681)	(190,964)
Tiger Brands Ltd.	(1,339)	(24,603)

		(3,003,962)
South Korea
Amorepacific Corp.	(762)	(147,505)
CJ Corp.	(158)	(39,038)
Daelim Industrial Co. Ltd.	(2,975)	(195,884)
Daewoo Securities Co. Ltd.	(18,333)	(121,997)
Daou Technology, Inc.	(11,530)	(198,377)
Doosan Corp.	(5,133)	(328,621)
Halla Visteon Climate Control Corp.	(2,818)	(126,024)
Hana Financial Group, Inc.	(7,538)	(135,652)
Hankook Tire Co. Ltd.	(15,444)	(602,285)
Hanssem Co. Ltd.	(449)	(102,809)
Hanwha Chemical Corp.	(21,610)	(475,445)
Hanwha Life Insurance Co. Ltd.	(17,830)	(103,063)
Hyundai Department Store Co. Ltd.	(302)	(32,359)
Hyundai Motor Co.	(39)	(4,373)
KB Insurance Co. Ltd.	(8,783)	(218,684)
KCC Corp.	(1,135)	(417,791)
Korea Zinc Co. Ltd.	(204)	(74,474)
LG Corp.	(6,781)	(419,582)
LG Display Co. Ltd.	(3,220)	(59,182)
LG International Corp.	(88)	(2,288)
Lotte Shopping Co. Ltd.	(3,353)	(667,011)
POSCO	(239)	(35,823)
POSCO, ADR	(1,046)	(38,796)
S-1 Corp.	(7,129)	(606,521)

	Shares	Value
Reference Entity — Short (continued)
South Korea (continued)
Samsung Electro-Mechanics Co. Ltd.	(46,453)	$(2,156,745)
Samsung Electronics Co. Ltd.	(326)	(315,389)
Samsung SDI Co. Ltd.	(722)	(57,122)
Samsung SDS Co. Ltd.	(637)	(118,714)
Samsung Techwin Co. Ltd.	(4,104)	(111,859)
Shinsegae Co. Ltd.	(850)	(151,431)
SK Holdings Co. Ltd.	(4,642)	(918,112)

		(8,982,956)
Switzerland
Luxoft Holding, Inc.	(4,848)	(363,988)
Taiwan
Advanced Semiconductor Engineering, Inc.	(116,000)	(124,604)
Advanced Semiconductor Engineering, Inc., ADR	(17,377)	(92,967)
Asustek Computer, Inc.	(27,000)	(218,890)
Chang Hwa Commercial Bank	(4,809,486)	(2,410,183)
Cheng Shin Rubber Industry Co. Ltd.	(155,000)	(239,523)
Chicony Electronics Co. Ltd.	(13,000)	(26,994)
China Development Financial Holding Corp.	(1,401,000)	(334,983)
Compal Electronics, Inc.	(285,000)	(165,970)
Largan Precision Co. Ltd.	(7,000)	(502,413)
President Chain Store Corp.	(378,000)	(2,499,543)
Quanta Computer, Inc.	(1,233,000)	(1,965,330)
Shin Kong Financial Holding Co. Ltd.	(28,000)	(5,375)
Siliconware Precision Industries Co. — ADR	(7,054)	(54,104)
United Microelectronics Corp.	(1,203,000)	(468,772)
United Microelectronics Corp., ADR	(52,881)	(103,647)
Vanguard International Semiconductor Corp.	(141,000)	(202,419)
Wistron Corp.	(718,697)	(408,394)

		(9,824,111)
Thailand
BTS Group Holdings PCL	(690,100)	(157,401)
Krung Thai Bank PCL	(1,897,700)	(924,088)
PTT PCL	(235,000)	(1,552,088)
Siam Commercial Bank PCL	(53,700)	(195,368)

		(2,828,945)
Turkey
Akbank TAS	(1,020,516)	(2,493,897)
Anadolu Efes Biracilik Ve Malt Sanayii AS	(68,075)	(422,109)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(177,345)	(155,313)
Turkcell Iletisim Hizmetleri AS — ADR	(84,691)	(750,362)
Turkiye Garanti Bankasi AS	(147,926)	(373,823)
Turkiye Halk Bankasi	(176,123)	(609,615)
Turkiye Vakiflar Bankasi TAO	(331,787)	(425,268)

		(5,230,387)
United Kingdom
Anglo American PLC	(66,861)	(268,316)
Capital & Counties Properties PLC	(103,673)	(549,271)

		(817,587)
United States
AES Corp.	(12,338)	(117,211)
Total Reference Entity — Short		(76,665,277)
Total Net Value Reference Entity — Morgan Stanley & Co., Inc.		11,392,118

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2016, expiration date 2/25/16:
	Shares	Value
Reference Entity — Long
Australia
CIMIC Group Ltd.	9,526	$164,297
New Hope Corp. Ltd.	2,546	3,002

		167,299
Austria
Erste Group Bank AG	621	17,939
Vienna Insurance Group AG	2,476	61,170

		79,109
Canada
Canfor Corp.	5,252	58,747
Centerra Gold, Inc.	411	1,872

		60,619
Denmark
NKT Holding A/S	6,192	344,212
France
BNP Paribas SA	733	34,723
Peugeot SA	28,446	422,985
Technip SA	1,855	86,088

		543,796
Germany
Daimler AG, Registered Shares	4,961	347,338
OSRAM Licht AG	1,725	77,015
Pfeiffer Vacuum Technology AG	1,301	119,866

		544,219
Hong Kong
Dah Sing Financial Holdings Ltd.	800	3,760
Haitong International Securities Group Ltd.	6,000	2,946
HKT Trust & HKT Ltd.	5,000	6,567
Hopewell Holdings Ltd.	24,000	72,833
Hutchison Telecommunications Hong Kong Holdings Ltd.	148,000	46,669
Lifestyle International Holdings Ltd.	1,500	1,857
New World Development Co. Ltd.	117,000	95,778
Shun Tak Holdings Ltd.	46,000	15,493
SJM Holdings Ltd.	31,000	20,459
Techtronic Industries Co. Ltd.	8,000	30,354

		296,716
Italy
Maire Tecnimont SpA	2,776	6,661
Parmalat SpA	4,884	12,689
Recordati SpA	13,745	340,672

		360,022
Japan
Casio Computer Co. Ltd.	8,600	166,867
Daifuku Co. Ltd.	6,300	105,195
DIC Corp.	17,000	43,807
Fujitsu General Ltd.	15,000	201,701
Furukawa Electric Co. Ltd.	1,000	2,058
Hitachi Kokusai Electric, Inc.	7,000	84,284
Honda Motor Co. Ltd.	400	10,843
Hoya Corp.	6,300	243,194
Japan Tobacco, Inc.	1,600	62,662
Lion Corp.	1,000	9,295
Makino Milling Machine Co. Ltd.	4,000	26,316
Mazda Motor Corp.	6,600	120,105
Minebea Co. Ltd.	3,000	23,510
Mitsubishi Materials Corp.	3,000	9,254
Murata Manufacturing Co. Ltd.	1,700	196,635

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Nagase & Co. Ltd.	5,100	$61,087
Nexon Co. Ltd.	100	1,623
Nissan Motor Co. Ltd.	39,200	389,872
Nitto Denko Corp.	2,100	120,759
OKUMA Corp.	5,000	38,072
Seiko Holdings Corp.	6,000	28,538
Sojitz Corp.	6,800	14,688
Sysmex Corp.	500	32,196
Tadano Ltd.	16,000	160,779
Taiyo Yuden Co Ltd.	12,200	141,228
Tokyo Electron Ltd.	3,200	207,202
Tokyo Seimitsu Co. Ltd.	1,700	36,468
TonenGeneral Sekiyu KK	1,000	8,152
Toyota Motor Corp.	5,400	325,240
Ushio, Inc.	4,000	52,002
Yakult Honsha Co. Ltd.	2,200	101,342

		3,024,974
Netherlands
Unilever NV CVA	5,919	262,189
Norway
Subsea 7 SA	13,322	79,774
Singapore
ComfortDelGro Corp. Ltd.	8,900	17,785
Hutchison Port Holdings Trust	128,600	61,446
Singapore Airlines Ltd.	36,500	283,954
Venture Corp. Ltd.	12,700	69,580

		432,765
Spain
Mapfre SA	4,524	10,162
Switzerland
Straumann Holding AG, Registered Shares	590	179,137
United Kingdom
ARM Holdings PLC	12,896	183,966
Atlassian Corp. PLC, Class A	10,358	215,136
GKN PLC	9,065	36,270
Inchcape PLC	13,280	136,549
Standard Life PLC	23,771	124,200
Travelport Worldwide Ltd.	828	9,017
Victrex PLC	1,852	41,113

		746,251
United States
Abbott Laboratories	6,034	228,387
Adobe Systems, Inc.	895	79,771
American Axle & Manufacturing Holdings, Inc.	6,700	85,894
AMETEK, Inc.	937	44,086
Amphenol Corp., Class A	2,773	137,458
AO Smith Corp.	32	2,235
Apple, Inc.	3,017	293,675
ARAMARK	937	29,937
Archer-Daniels-Midland Co.	1,853	65,503
B/E Aerospace, Inc.	2,067	83,610
Briggs & Stratton Corp.	1,242	24,418
Brocade Communications Systems, Inc.	9,010	71,900
Bruker Corp.	2,533	56,562
Brunswick Corp.	2,791	111,221
Bunge Ltd.	4,082	253,125
CNA Financial Corp.	15	498
Coca-Cola Enterprises, Inc.	707	32,819
Columbia Sportswear Co.	542	29,907
DigitalGlobe, Inc.	19,384	253,930
Dolby Laboratories, Inc., Class A	4,268	153,691
Estee Lauder Cos., Inc., Class A	1,977	168,539

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
F5 Networks, Inc.	491	$46,046
Flextronics International Ltd.	20,485	214,683
Foot Locker, Inc.	1,357	91,679
Hasbro, Inc.	834	61,949
Herman Miller, Inc.	5,672	145,317
Honeywell International, Inc.	1,039	107,225
Huntsman Corp.	6,533	56,380
IAC/InterActiveCorp	2,537	131,772
INC Research Holdings, Inc., Class A	437	18,411
Infinera Corp.	1,192	18,261
Ingersoll-Rand PLC	1,158	59,602
Interface, Inc.	2,730	46,110
Jones Lang LaSalle, Inc.	1,485	208,969
Juniper Networks, Inc.	2,336	55,130
Lam Research Corp.	861	61,811
Liberty TripAdvisor Holdings, Inc., Series A	2,651	59,197
Lions Gate Entertainment Corp.	2,693	70,422
LogMeIn, Inc.	912	47,643
Lumentum Holdings, Inc.	2,275	44,886
LyondellBasell Industries NV, Class A	1,435	111,887
ManpowerGroup, Inc.	493	37,640
Masonite International Corp.	391	21,704
Mastercard, Inc., Class A	110	9,793
MaxLinear, Inc., Class A	749	11,520
Moody’s Corp.	2,848	253,871
Mosaic Co.	7,639	184,100
NASDAQ, Inc.	6,489	402,318
Newmont Mining Corp.	8,596	171,576
Noble Energy, Inc.	3,461	112,033
Oceaneering International, Inc.	244	8,259
Penske Automotive Group, Inc.	6,294	197,443
Progress Software Corp.	9,717	251,573
Regal-Beloit Corp.	2,374	133,442
Roper Technologies, Inc.	7	1,230
Skyworks Solutions, Inc.	5,540	381,817
SPX FLOW, Inc.	3,686	87,874
St. Jude Medical, Inc.	2,073	109,579
Starbucks Corp.	740	44,970
Synopsys, Inc.	973	41,742
TerraForm Global, Inc., Class A	2,860	12,098
TerraForm Power, Inc., Class A	6,123	60,679
Tessera Technologies, Inc.	14,690	423,366
Valspar Corp.	258	20,209
VeriFone Systems, Inc.	353	8,257
VeriSign, Inc.	1,803	136,307
Visa, Inc., Class A	603	44,917
Western Digital Corp.	5,511	264,418
Whirlpool Corp.	1,502	201,854
World Fuel Services Corp.	781	30,420
Xilinx, Inc.	1,822	91,592
Xylem, Inc.	990	35,590

		7,656,737
Total Reference Entity — Long		14,787,981

Reference Entity — Short
Australia
Seek Ltd.	(1,413)	(14,710)
Austria
Schoeller-Bleckmann Oilfield Equipment AG	(104)	(5,429)
Denmark
AP Moeller — Maersk A/S	(82)	(105,503)
Novozymes A/S, — B Shares	(7,976)	(332,912)

		(438,415)

	Shares	Value
Reference Entity — Short (continued)
France
Arkema SA	(66)	$(4,122)
Edenred	(7,986)	(150,255)
Kering	(271)	(45,519)

		(199,896)
Germany
ElringKlinger AG	(6,260)	(158,335)
Leoni AG	(186)	(6,495)
Volkswagen AG	(417)	(48,560)

		(213,390)
Hong Kong
Esprit Holdings Ltd.	(20,100)	(20,784)
Hang Lung Properties Ltd.	(1,000)	(1,844)
Hong Kong & China Gas Co. Ltd.	(3,000)	(5,281)
Hong Kong Exchanges and Clearing Ltd.	(4,800)	(106,371)
Melco International Development Ltd.	(78,000)	(94,885)
SA International Holdings Ltd.	(2,000)	(546)
Value Partners Group Ltd.	(30,000)	(27,292)

		(257,003)
Japan
Ajinomoto Co. Inc.	(2,000)	(47,568)
Asics Corp.	(7,700)	(142,953)
Brother Industries Ltd.	(13,300)	(134,405)
Daihatsu Motor Co. Ltd.	(4,700)	(73,373)
Disco Corp.	(200)	(19,023)
Exedy Corp.	(1,200)	(28,032)
FUJIFILM Holdings Corp.	(600)	(23,183)
Hitachi Construction Machinery Co. Ltd.	(3,700)	(53,953)
Kansai Paint Co. Ltd.	(5,500)	(76,843)
Kawasaki Kisen Kaisha Ltd.	(47,000)	(84,376)
Makita Corp.	(9,000)	(506,580)
MISUMI Group, Inc.	(100)	(1,223)
Nippon Electric Glass Co. Ltd.	(2,000)	(10,351)
Nippon Paint Co. Ltd.	(10,800)	(206,434)
Nissin Kogyo Co. Ltd.	(1,200)	(16,785)
Oki Electric Industry Co. Ltd.	(110,000)	(122,668)
Omron Corp.	(800)	(20,792)
Rinnai Corp.	(1,300)	(119,383)
Terumo Corp.	(4,100)	(130,362)
THK Co. Ltd.	(3,000)	(47,936)
Topcon Corp.	(5,000)	(70,941)
Toyo Seikan Group Holdings Ltd.	(17,100)	(310,288)
Unicharm Corp.	(300)	(5,856)
Unipres Corp.	(600)	(12,649)
Yokohama Rubber Co. Ltd.	(800)	(11,993)

		(2,277,950)
Singapore
Ezion Holdings Ltd.	(51,400)	(18,873)
Neptune Orient Lines Ltd.	(11,000)	(9,573)
Sembcorp Marine Ltd.	(8,400)	(9,288)
SMRT Corp. Ltd.	(173,800)	(186,713)
Wing Tai Holdings Ltd.	(2,900)	(3,133)

		(227,580)
Spain
Distribuidora Internacional de Alimentacion SA	(625)	(3,369)
Sweden
Alfa Laval AB	(3,054)	(52,655)
Sandvik AB	(31,165)	(260,798)
Svenska Cellulosa AB SCA	(479)	(14,196)

		(327,649)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Switzerland
Barry Callebaut AG	(23)	$(26,330)
United Kingdom
Melrose Industries PLC	(3,896)	(16,504)
Micro Focus International PLC	(12,269)	(243,014)
Rolls-Royce Holdings PLC	(94,207)	(340,806)
Standard Chartered PLC	(5,450)	(36,766)

		(637,090)
United States
AGCO Corp.	(10,780)	(525,741)
Alere, Inc.	(4,340)	(161,448)
Avon Products, Inc.	(5,464)	(18,523)
Brink’s Co.	(6,083)	(178,840)
Cavium, Inc.	(2,555)	(147,602)
Coach, Inc.	(11,530)	(427,186)
Coca-Cola Co.	(2,429)	(104,253)
Corning, Inc.	(19,309)	(359,340)
Crown Castle International Corp.	(766)	(66,029)
DCT Industrial Trust, Inc.	(1,605)	(57,443)
Diebold, Inc.	(7,408)	(205,350)
Donaldson Co., Inc.	(6,019)	(169,615)
Ebix, Inc.	(94)	(3,207)
Fair Isaac Corp.	(1,080)	(103,216)
First Cash Financial Services, Inc.	(8,086)	(287,053)
Flowserve Corp.	(3,401)	(131,415)
Franklin Resources, Inc.	(7,488)	(259,534)
FTI Consulting, Inc.	(1,931)	(65,442)
Gartner, Inc.	(392)	(34,453)
Guess?, Inc.	(15,648)	(290,114)
Halyard Health, Inc.	(226)	(5,605)
HRG Group, Inc.	(15,140)	(183,800)
Ingredion, Inc.	(412)	(41,497)
Intel Corp.	(9,911)	(307,439)
International Business Machines Corp.	(4,697)	(586,139)
Jabil Circuit, Inc.	(342)	(6,809)
KBR, Inc.	(1,710)	(24,385)
McDonald’s Corp.	(3,934)	(486,951)
Microchip Technology, Inc.	(234)	(10,486)
Microsoft Corp.	(2,435)	(134,144)
Minerals Technologies, Inc.	(1,169)	(47,917)
Mondelez International, Inc.	(4,585)	(197,613)
Motorola Solutions, Inc.	(2,194)	(146,493)
MSCI, Inc.	(841)	(57,894)
Parker-Hannifin Corp.	(530)	(51,495)
Philip Morris International, Inc.	(1,621)	(145,906)
PriceSmart, Inc.	(3,607)	(276,152)
Procter & Gamble Co.	(7,191)	(587,433)
Qorvo, Inc.	(1,482)	(58,687)
Qualys, Inc.	(244)	(6,342)
Royal Caribbean Cruises Ltd.	(2,703)	(221,538)
Trimble Navigation Ltd.	(9,527)	(183,776)
Tupperware Brands Corp.	(391)	(18,154)
United Technologies Corp.	(3,072)	(269,384)
Valmont Industries, Inc.	(2,436)	(259,653)
Veeco Instruments, Inc.	(1,332)	(24,828)
Vishay Intertechnology, Inc.	(4,155)	(47,616)
WABCO Holdings, Inc.	(3,803)	(340,939)
Yum! Brands, Inc.	(1,738)	(125,779)

		(8,450,658)
Total Reference Entity — Short		(13,079,469)
Total Net Value Reference Entity — Morgan Stanley & Co., Inc.		1,708,512

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2016, expiration date 4/20/16:
	Shares	Value
Reference Entity — Long
Brazil
Banco Bradesco SA — ADR	151,660	$682,154
Banco Bradesco SA, Preference Shares	76,800	348,497
BRF SA	2,400	28,939
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,700	35,365
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	5,932	56,651
Cia Energetica de Minas Gerais, ADR	127,981	189,412
Cia Energetica de Minas Gerais, Preference Shares	348,800	515,378
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	259,982	857,333
Equatorial Energia SA	6,800	61,492
Fibria Celulose SA	32,700	360,209
Fibria Celulose SA — Sponsored ADR	35,303	390,098
Gerdau SA, Preference Shares	153,000	137,707
Itau Unibanco Holding SA, Preference Shares	13,650	85,146
Itausa — Investimentos Itau SA, Preference Shares	34,800	59,859
JBS SA	223,900	604,560
Transmissora Alianca de Energia Eletrica SA	162,900	708,243
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,600	115,658

		5,236,701
Chile
Aguas Andinas SA, Class A	531,723	266,666
Enersis SA	217,463	51,894
SACI Falabella	4,019	26,473

		345,033
China
3SBio, Inc.	40,500	49,099
58.com, Inc., ADR	10,746	602,851
Angang Steel Co. Ltd.	312,000	136,527
Anhui Conch Cement Co. Ltd., Class H	115,500	226,766
Anhui Expressway Co. Ltd., Class H	530,000	420,400
Bank of Communications Co. Ltd., Class H	134,000	81,925
China Cinda Asset Management Co. Ltd.	292,000	91,882
China Communications Services Corp. Ltd., Class H	434,000	170,914
China Galaxy Securities Co. Ltd., Class H	117,500	86,922
China Lesso Group Holdings Ltd.	169,000	91,975
China Machinery Engineering Corp.	345,000	238,436
China Pacific Insurance Group Co. Ltd., Class H	41,200	145,380
China Petroleum & Chemical Corp. — ADR	3,718	209,361
China Petroleum & Chemical Corp. Class H	260,000	146,884
China Telecom Corp. Ltd., Class H	690,000	324,538
China Unicom Hong Kong Ltd.	576,000	638,155
China Vanke Co. Ltd., Class H	27,400	62,762
Dalian Wanda Commercial Properties Co. Ltd., Class H	37,600	181,529
Datang International Power Generation Co. Ltd., Class H	276,000	73,735
Dongfeng Motor Group Co. Ltd., Class H	166,000	197,614
Great Wall Motor Co. Ltd., Class H	196,500	151,713
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	156,000	346,619
Hollysys Automation Technologies Ltd.	1,390	25,590
Huaneng Power International, Inc., Class H	746,000	613,773
Jiangxi Copper Co. Ltd., Class H	237,000	240,444
Lenovo Group Ltd.	200,000	179,528
Longfor Properties Co. Ltd.	283,000	361,547
Metallurgical Corp. of China Ltd.	1,905,000	442,582
NetEase, Inc., ADR	2,554	398,782
New China Life Insurance Co. Ltd., Class H	108,900	373,003

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
China (continued)
New Oriental Education & Technology Group, Inc., ADR	5,864	$184,188
On-Bright Electronics, Inc.	33,000	237,539
People’s Insurance Co. Group of China Ltd., Class H	501,000	200,965
Ping An Insurance Group Co. of China Ltd., Class H	118,000	534,616
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	389,700	754,961
Sihuan Pharmaceutical Holdings Group Ltd.	678,000	87,137
Sinopec Shanghai Petrochemical Co. Ltd., Class H	658,000	266,810
Sinopharm Group Co. Ltd., Class H	225,200	799,934
Sinotrans Ltd., Class H	73,000	33,391
Sohu.com, Inc.	11,878	598,532
TAL Education Group, ADR	15,523	744,638
Tianjin Capital Environmental Protection Group Co. Ltd.	36,000	23,137
Tianneng Power International Ltd.	286,000	213,850
Weichai Power Co. Ltd., Class H	19,400	18,590
Xinjiang Goldwind Science & Technology Co. Ltd.	14,400	18,850
ZTE Corp., Class H	145,600	264,595

		12,292,969
Egypt
Global Telecom Holding, — GDR	77,168	87,200
Hong Kong
China Everbright Ltd.	66,000	137,230
China Mobile Ltd.	4,500	49,429
China Mobile Ltd., ADR	18,540	1,010,986
China Resources Enterprise Ltd.	150,000	239,207
China Unicom Hong Kong Ltd., ADR	62,952	698,138
Geely Automobile Holdings Ltd.	1,100,000	473,557
Haier Electronics Group Co. Ltd.	313,000	552,563
KWG Property Holding Ltd.	145,500	92,231
Nine Dragons Paper Holdings Ltd.	144,000	90,807
Sino Biopharmaceutical Ltd.	894,000	616,044
Skyworth Digital Holdings Ltd.	248,000	128,870

		4,089,062
Hungary
MOL Hungarian Oil & Gas PLC	58,998	2,868,581
Richter Gedeon Nyrt	40,935	798,874

		3,667,455
Indonesia
Adhi Karya Persero Tbk PT	329,700	61,687
Matahari Department Store Tbk PT	72,400	84,997
Pembangunan Perumahan Persero Tbk PT	400,400	114,053
Telekomunikasi Indonesia Persero Tbk PT	1,677,100	411,458
United Tractors Tbk PT	449,700	574,746

		1,246,941
Malaysia
Astro Malaysia Holdings Bhd	126,500	85,171
British American Tobacco Malaysia Bhd	14,600	203,451
KNM Group Bhd	2,179,400	260,310
MISC Bhd	755,900	1,600,561
Petronas Chemicals Group Bhd	310,000	538,166
Petronas Dagangan Bhd	17,500	107,569
Petronas Gas Bhd	88,100	487,538
Tenaga Nasional Bhd	120,100	394,008
Top Glove Corp. BHD	551,200	721,030
YTL Corp. Bhd	1,740,300	655,247
YTL Power International Bhd	1,856,900	657,927

		5,710,978
Mexico
Telesites SAB de C.V.	68,827	41,779

	Shares	Value
Reference Entity — Long (continued)
Netherlands
Steinhoff International Holdings NV	84,420	$405,486
Yandex NV	4,810	64,550

		470,036
Peru
Credicorp Ltd.	1,425	144,438
Philippines
Globe Telecom, Inc.	21,185	832,439
Metro Pacific Investments Corp.	7,512,000	871,561
Philippine Long Distance Telephone Co. — ADR	657	30,826

		1,734,826
Poland
Cyfrowy Polsat SA	8,664	45,678
Enea SA	130,006	375,024
Grupa Lotos SA	15,423	96,955
Orange Polska SA	34,777	55,336
Tauron Polska Energia SA	598,987	398,888

		971,881
Qatar
Ooredoo QSC	7,104	154,416
Russia
Aeroflot — Russian Airlines OJSC	283,400	190,187
Magnitogorsk Iron & Steel Works OJSC	291,200	73,414
MMC Norilsk Nickel	420	49,109
Mobile Telesystems — ADR	33,034	231,238
Mobile TeleSystems OJSC	12,030	36,172
Moscow Exchange MICEX-RTS OAO	30,240	38,413
Rosneft Oil Co. OJSC	23,739	85,301
Severstal OAO	3,440	28,291
Severstal PAO, — GDR	21,709	176,114
Sistema JSFC	164,600	38,413
Sistema JSFC — GDR	18,243	102,891
Tatneft OAO	11,770	52,611
Tatneft PAO, ADR	2,008	54,820
TMK OAO — GDR	935	2,573
Uralkali OJSC	10,380	23,611

		1,183,158
South Africa
Bidvest Group Ltd.	80,182	1,851,651
Capitec Bank Holdings Ltd.	4,011	122,159
Clicks Group Ltd.	65,009	355,631
Gold Fields Ltd., ADR	33,007	112,224
Mediclinic International Ltd.	7,204	54,779
MTN Group Ltd.	45,201	399,437
Netcare Ltd.	162,857	346,524
Pick n Pay Stores Ltd.	51,591	190,914
Sappi Ltd.	124,441	566,843
Sibanye Gold Ltd.	194,595	433,141
Telkom SA SOC Ltd.	43,587	176,540
Vodacom Group Ltd.	84,750	777,573

		5,387,416
South Korea
Cheil Worldwide, Inc.	7,631	145,133
Coway Co. Ltd.	3,339	274,769
Daesang Corp.	2,742	87,357
DGB Financial Group, Inc.	3,612	27,021
GS Holdings Corp.	522	22,096
Hyundai Development Co-Engineering & Construction	3,618	137,496
Hyundai Engineering & Construction Co. Ltd.	2,410	74,345
Hyundai Wia Corp.	9,901	878,494
Kangwon Land, Inc.	25,965	896,846
Korea Investment Holdings Co. Ltd.	7,974	311,981

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
KT Corp. — ADR	6,639	$81,792
KT Skylife Co. Ltd.	826	10,383
KT&G Corp.	693	59,826
Kumho Petrochemical Co. Ltd.	834	35,522
LG Life Sciences Ltd.	114	6,680
LOTTE Himart Co. Ltd.	9,852	465,321
Mirae Asset Securities Co. Ltd.	6,188	98,245
NAVER Corp.	2,142	1,129,412
Neowiz Games Corp.	6,652	90,508
Posco ICT Co. Ltd.	1	4
S-Oil Corp.	3,685	242,609
Shinhan Financial Group Co. Ltd., ADR	10,287	328,567
SK Hynix, Inc.	32,846	758,119
SK Networks Co. Ltd.	11,957	54,729
Sungwoo Hitech Co. Ltd.	109,183	755,656

		6,972,911
Taiwan
AU Optronics Corp.	1,293,000	336,249
AU Optronics Corp., ADR	151,515	384,848
Cathay Financial Holding Co. Ltd.	295,000	322,177
Chailease Holding Co. Ltd.	106,400	169,679
Chen Full International Co. Ltd.	30,000	38,931
Chunghwa Telecom Co. Ltd.	169,000	523,610
Chunghwa Telecom Co. Ltd. — ADR	70,551	2,195,547
Compeq Manufacturing Co. Ltd.	671,000	386,324
Elite Advanced Laser Corp.	270,200	1,035,396
Eva Airways Corp.	146,000	76,877
Everlight Electronics Co. Ltd.	242,000	404,929
FocalTech Systems Co. Ltd.	129,010	110,069
Formosa Chemicals & Fibre Corp.	90,000	194,236
Foxconn Technology Co. Ltd.	382,260	740,510
Fubon Financial Holding Co. Ltd.	256,000	282,653
General Interface Solution Holding Ltd.	58,000	157,964
Gintech Energy Corp.	170,000	165,053
Hon Hai Precision Industry Co. Ltd.	726,200	1,708,461
Hon Hai Precision Industry Co. Ltd. — GDR	13,989	66,050
Innolux Corp.	784,000	224,075
Inotera Memories, Inc.	1,342,000	1,156,685
King Yuan Electronics Co. Ltd.	638,000	425,212
Merry Electronics Co. Ltd.	217,000	366,684
Micro-Star International Co. Ltd.	145,000	183,991
Namchow Chemical Industrial Co. Ltd.	166,000	302,961
Nan Ya Plastics Corp.	21,000	36,749
Nanya Technology Corp.	76,000	91,268
Novatek Microelectronics Corp.	55,000	230,581
Pou Chen Corp.	341,000	426,838
Sercomm Corp.	18,000	44,103
Shin Zu Shing Co. Ltd.	35,000	130,775
Sitronix Technology Corp.	965,000	2,865,103
Taiwan Fertilizer Co. Ltd.	191,000	241,920
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	37,551	839,265
Uni-President Enterprises Corp.	701,000	1,172,240
Yuanta Financial Holding Co. Ltd.	615,166	191,024
Zhen Ding Technology Holding Ltd.	188,000	399,657

		18,628,694
Thailand
Airports of Thailand PCL	166,900	1,765,569
Bangchak Petroleum PCL	280,300	229,449
Central Pattana PCL	1,196,500	1,498,450
Charoen Pokphand Foods PCL	199,400	108,817
Delta Electronics Thailand PCL	232,900	516,542
Glow Energy PCL, Foreign Registered Shares	33,500	71,720
Indorama Ventures PCL	561,200	329,817
IRPC PCL	2,135,600	254,605

	Shares	Value
Reference Entity — Long (continued)
Thailand (continued)
Jasmine International PCL	7,342,200	$641,088
PTT Exploration & Production PCL, Foreign Registered Shares	361,200	576,181
PTT Global Chemical PCL, Foreign Registered Shares	591,000	889,002
Thai Oil PCL	101,600	182,685
Tipco Asphalt PCL	415,800	386,912

		7,450,837
Turkey
Arcelik AS	329,770	1,722,721
BIM Birlesik Magazalar AS	7,763	131,385
Enka Insaat ve Sanayi AS	2,249,194	3,348,895
Eregli Demir ve Celik Fabrikalari TAS	658,037	690,759
KOC Holding AS	95,486	383,252
Koza Altin Isletmeleri AS	7,146	30,441
Pegasus Hava Tasimaciligi AS	4,885	27,595
TAV Havalimanlari Holding AS	147,466	875,138
Tupras Turkiye Petrol Rafinerileri AS	38,643	982,294
Turk Hava Yollari	1,171,784	2,909,804

		11,102,284
United Arab Emirates
Aldar Properties PJSC	273,141	163,714
United Kingdom
British American Tobacco PLC	48,553	2,679,051
SABMiller PLC	5,375	318,610

		2,997,661
Total Reference Entity — Long		90,080,390

Reference Entity — Short
Brazil
BB Seguridade Participacoes SA	(16,100)	(93,103)
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	(105,200)	(269,852)
CETIP SA — Mercados Organizados	(20,500)	(195,990)
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	(80,133)	(425,506)
Cielo SA	(43,981)	(372,428)
Cosan SA Industria e Comercio	(19,200)	(120,678)
CPFL Energia SA — ADR	(27,210)	(223,122)
EcoRodovias Infraestrutura e Logistica SA	(20,700)	(20,649)
Embraer SA — ADR	(82,805)	(2,383,128)
Petroleo Brasileiro SA	(148,600)	(179,815)
Petroleo Brasileiro SA — ADR	(228,011)	(554,067)
Raia Drogasil SA	(6,100)	(63,260)
Souza Cruz SA	(101,400)	(689,554)
Telefonica Brasil SA — ADR	(717)	(6,252)
Tim Participacoes SA — ADR	(2,043)	(16,160)
Vale SA	(41,000)	(74,214)
Vale SA, ADR	(439,766)	(813,567)
WEG SA	(92,800)	(358,690)

		(6,860,035)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(4,715)	(76,524)
China
AAC Technologies Holdings, Inc.	(6,500)	(41,647)
CGN Power Co. Ltd.	(96,000)	(28,469)
China Biologic Products, Inc.	(1,100)	(141,097)
China Eastern Airlines Corp. Ltd., Class H	(524,000)	(255,842)
China Longyuan Power Group Corp., Class H	(269,000)	(160,731)
China Merchants Bank Co. Ltd.	(15,500)	(30,130)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
China (continued)
China Minsheng Banking Corp. Ltd.	(101,000)	$(89,635)
China National Building Material Co. Ltd., Class H	(440,000)	(183,502)
China Oilfield Services Ltd.	(550,000)	(399,316)
China Shanshui Cement Group Ltd.	(2,538,622)	(375,205)
China Southern Airlines Co. Ltd., Class H	(370,000)	(224,369)
China Tian Lun Gas Holdings Ltd.	(52,500)	(40,484)
CNOOC Ltd.	(261,000)	(266,019)
CNOOC Ltd. — ADR	(1,710)	(173,685)
Cosmo Lady China Holdings Co. Ltd.	(43,000)	(38,630)
Country Garden Holdings Co. Ltd.	(260,000)	(100,774)
CSR Corp. Ltd., Class H	(40,000)	(37,383)
ENN Energy Holdings Ltd.	(16,000)	(72,145)
Fosun International Ltd.	(591,472)	(783,645)
GOME Electrical Appliances Holding Ltd.	(229,000)	(32,099)
Guangshen Railway Co. Ltd.	(214,000)	(91,062)
Guangzhou Automobile Group Co. Ltd., Class H	(20,000)	(16,860)
Guangzhou R&F Properties Co. Ltd.	(221,600)	(239,483)
Haitian International Holdings Ltd.	(8,000)	(9,730)
Hengan International Group Co. Ltd.	(70,500)	(631,534)
Huaneng Renewables Corp. Ltd.	(102,000)	(22,176)
JD.com, Inc., ADR	(77,551)	(2,018,653)
Kingsoft Corp. Ltd.	(314,000)	(682,227)
Li Ning Co. Ltd.	(130,500)	(60,210)
PICC Property & Casualty Co. Ltd.	(30,000)	(51,317)
Qihoo 360 Technology Co. Ltd., ADR	(1,395)	(100,035)
Shenzhou International Group Holdings Ltd.	(30,000)	(160,863)
Sichuan Expressway Co. Ltd.	(188,000)	(55,590)
SINA Corp.	(5,698)	(261,823)
Sino-Ocean Land Holdings Ltd.	(280,000)	(141,964)
SOHO China Ltd.	(41,500)	(19,363)
SouFun Holdings Ltd., ADR	(23,238)	(138,499)
Sunac China Holdings Ltd.	(419,000)	(261,013)
Sunny Optical Technology Group Co. Ltd.	(18,000)	(38,632)
Tingyi Cayman Islands Holding Corp.	(2,000)	(2,285)
Vipshop Holdings Ltd., ADR	(21,950)	(281,838)
Xinyi Solar Holdings Ltd.	(2,312,000)	(743,014)
Youku Tudou, Inc., ADR	(23,710)	(645,623)
YY, Inc., ADR	(2,671)	(155,212)
Zhuzhou CSR Times Electric Co. Ltd.	(30,000)	(154,793)

		(10,458,606)
Colombia
Bancolombia SA, ADR	(8,747)	(258,036)
Czech Republic
CEZ	(5,100)	(84,815)
Hong Kong
Beijing Enterprises Water Group Ltd.	(926,000)	(462,079)
Brilliance China Automotive Holdings Ltd.	(2,000)	(1,928)
China Everbright International Ltd.	(19,000)	(20,205)
China Gas Holdings Ltd.	(16,000)	(20,441)
China Mengniu Dairy Co. Ltd.	(62,000)	(86,496)
China Merchants Holdings International Co. Ltd.	(20,000)	(55,202)
China Overseas Land & Investment Ltd.	(10,000)	(29,216)
China Resources Gas Group Ltd.	(14,000)	(34,936)
CITIC Ltd.	(64,000)	(90,583)
COSCO Pacific Ltd.	(44,000)	(49,942)
CSPC Pharmaceutical Group Ltd.	(36,000)	(30,446)
Far East Horizon Ltd.	(485,000)	(373,692)
Hopewell Highway Infrastructure Ltd.	(128,000)	(58,942)
Kunlun Energy Co. Ltd.	(2,000)	(1,509)
PAX Global Technology Ltd.	(30,000)	(30,411)
Poly Property Group Co. Ltd.	(105,000)	(28,577)
Shanghai Industrial Holdings Ltd.	(7,000)	(15,359)
Towngas China Co. Ltd.	(154,000)	(74,351)
WH Group Ltd.	(55,500)	(31,780)

	Shares	Value
Reference Entity — Short (continued)
Hong Kong (continued)
Yuexiu Property Co. Ltd.	(1,092,000)	$(158,815)

		(1,654,910)
Hungary
OTP Bank PLC	(45,298)	(963,614)
India
Larsen & Toubro Ltd. — GDR	(83,082)	(1,341,774)
MakeMyTrip Ltd.	(725)	(13,514)
Reliance Industries Ltd., — GDR	(64,546)	(1,955,744)

		(3,311,032)
Malaysia
Malaysia Airports Holdings BHD	(60)	(84)
Mexico
America Movil SAB de C.V. — ADR, Series L	(101,404)	(1,433,852)
Coca-Cola Femsa SAB de C.V., ADR	(9,241)	(648,164)
Fomento Economico Mexicano SAB de C.V., ADR	(2,022)	(191,726)
Grupo Televisa SAB, ADR	(3,442)	(91,144)
Southern Copper Corp.	(6,438)	(166,873)

		(2,531,759)
Monaco
GasLog Ltd.	(74,735)	(558,270)
Panama
Copa Holdings SA, Class A	(32,566)	(1,533,859)
Poland
Powszechny Zaklad Ubezpieczen SA	(8,235)	(65,616)
Russia
Gazprom PAO — ADR	(104,265)	(376,694)
NovaTek OAO — GDR	(1,946)	(169,120)

		(545,814)
South Africa
Coronation Fund Managers Ltd.	(114,160)	(440,110)
Discovery Holdings Ltd.	(10,392)	(84,721)
Exxaro Resources Ltd.	(16,723)	(64,715)
FirstRand Ltd.	(14,585)	(41,376)
Foschini Group Ltd.	(9,901)	(77,269)
Growthpoint Properties Ltd.	(53,648)	(77,362)
Impala Platinum Holdings Ltd.	(9,127)	(19,068)
Life Healthcare Group Holdings Ltd.	(450,181)	(994,404)
Nampak Ltd.	(509,029)	(629,390)
Naspers Ltd., — N Shares	(328)	(41,450)
Rand Merchant Insurance Holdings Ltd.	(24,052)	(60,104)
Redefine Properties Ltd.	(273,294)	(164,092)
Resilient REIT Ltd.	(70,980)	(530,172)
RMB Holdings Ltd.	(17,800)	(63,579)
Shoprite Holdings Ltd.	(14,083)	(130,040)
Tiger Brands Ltd.	(2,544)	(46,743)
Truworths International Ltd.	(7,942)	(49,326)
Woolworths Holdings Ltd.	(265,344)	(1,569,978)

		(5,083,899)
South Korea
Amorepacific Corp.	(4,909)	(1,475,005)
Amorepacific Group	(3,066)	(384,337)
Cheil Industries, Inc.	(14,152)	(1,783,472)
CJ Corp.	(8,865)	(2,190,348)
Daewoo Securities Co. Ltd.	(64,943)	(432,164)
Dongbu Insurance Co. Ltd.	(1,172)	(66,569)
Doosan Heavy Industries & Construction Co. Ltd.	(10,382)	(147,154)
Hankook Tire Co. Ltd.	(27,826)	(1,085,159)
Hanwha Chemical Corp.	(50,640)	(1,114,137)
Hanwha Life Insurance Co. Ltd.	(8,384)	(48,462)
Hyosung Corp.	(5,420)	(496,390)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
South Korea (continued)
Hyundai Department Store Co. Ltd.	(4,722)	$(505,965)
Hyundai Glovis Co. Ltd.	(3,625)	(622,279)
Hyundai Marine & Fire Insurance Co. Ltd.	(10,179)	(275,594)
Hyundai Motor Co.	(10,802)	(1,211,256)
KB Financial Group, Inc., ADR	(267)	(6,718)
KB Insurance Co. Ltd.	(14,328)	(356,747)
KCC Corp.	(66)	(24,294)
Korea Aerospace Industries Ltd.	(36,331)	(2,169,396)
Korea Zinc Co. Ltd.	(1,073)	(391,717)
LG Chem Ltd.	(3,561)	(891,071)
LG Display Co. Ltd., ADR	(11,369)	(102,889)
NCSoft Corp.	(8,615)	(1,695,990)
Samsung Electro-Mechanics Co. Ltd.	(2,927)	(135,896)
Samsung Electronics Co. Ltd., — GDR	(2,038)	(967,062)
Samsung Fire & Marine Insurance Co. Ltd.	(1,617)	(403,635)
Samsung SDI Co. Ltd.	(14,675)	(1,161,029)
Samsung Securities Co. Ltd.	(15,030)	(478,155)
SK Holdings Co. Ltd.	(566)	(111,946)
SK Telecom Co. Ltd. — ADR	(45,000)	(886,950)

		(21,621,786)
Taiwan
Advanced Semiconductor Engineering, Inc.	(64,000)	(68,747)
Advanced Semiconductor Engineering, Inc., ADR	(162,229)	(867,925)
Asustek Computer, Inc.	(55,000)	(445,887)
Compal Electronics, Inc.	(1,971,000)	(1,147,812)
Delta Electronics, Inc.	(323,489)	(1,369,209)
Far Eastern New Century Corp.	(871,640)	(623,423)
Largan Precision Co. Ltd.	(17,000)	(1,220,146)
Shin Kong Financial Holding Co. Ltd.	(1,048,000)	(201,198)
United Microelectronics Corp.	(1,239,000)	(482,800)
Vanguard International Semiconductor Corp.	(286,000)	(410,580)
Wistron Corp.	(3,128,922)	(1,777,986)
WPG Holdings Ltd.	(27,000)	(26,288)

		(8,642,001)
Thailand
Advanced Info Service PCL	(226,500)	(1,071,252)
Bangkok Dusit Medical Services PCL	(5,662,900)	(3,486,568)
BTS Group Holdings PCL	(186,000)	(42,423)
CP ALL PCL	(3,495,800)	(3,986,675)
Home Product Center PCL	(30)	(6)
Kasikornbank PCL	(17,100)	(81,950)
Minor International PCL	(45,800)	(43,259)
PTT PCL	(223,000)	(1,472,833)
Siam Commercial Bank PCL	(18,100)	(65,850)

		(10,250,816)
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi	(944,277)	(826,970)
Haci Omer Sabanci Holding	(83,938)	(243,788)
Turkcell Iletisim Hizmetleri AS — ADR	(97,075)	(860,085)

		(1,930,843)
United States
AES Corp.	(105,249)	(999,865)
Total Reference Entity — Short		(77,432,184)
Net Value of Reference Entity — UBS AG		12,648,206

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2016, expiration date 4/20/16:
	Shares	Value
Reference Entity — Long
Australia
CIMIC Group Ltd.	8,714	$150,293
New Hope Corp. Ltd.	1,115	1,314

		151,607
Austria
Erste Group Bank AG	12,349	356,720
Vienna Insurance Group AG	2,171	53,635

		410,355
Bermuda
Ship Finance International Ltd.	1,271	17,019
Canada
Canfor Corp.	2,350	26,286
Gibson Energy, Inc.	848	9,401

		35,687
Denmark
NKT Holding A/S	1,257	69,876
Finland
Kone OYJ, Class B	2,128	93,534
Stora Enso OYJ, Class R	10,353	83,835

		177,369
France
BNP Paribas SA	1,337	63,330
Ingenico Group SA	794	93,728

		157,058
Germany
Aurubis AG	3,203	130,588
Daimler AG, Registered Shares	3,252	227,685
OSRAM Licht AG	6,064	270,736
Pfeiffer Vacuum Technology AG	1,221	112,495

		741,504
Hong Kong
Dah Sing Financial Holdings Ltd.	2,000	9,401
Galaxy Entertainment Group Ltd.	5,000	15,709
HKT Trust & HKT Ltd.	2,000	2,627
Hopewell Holdings Ltd.	24,000	72,833
Hutchison Telecommunications Hong Kong Holdings Ltd.	66,000	20,812
Lifestyle International Holdings Ltd.	2,500	3,095
New World Development Co. Ltd.	79,000	64,671
Shun Tak Holdings Ltd.	18,000	6,062

		195,210
Italy
Maire Tecnimont SpA	3,776	9,060
Moncler SpA	652	9,667
Parmalat SpA	1,533	3,983
Recordati SpA	8,919	221,059

		243,769
Japan
Casio Computer Co. Ltd.	3,100	60,150
Daifuku Co. Ltd.	3,100	51,762
DIC Corp.	57,000	146,883
Fujitsu General Ltd.	6,000	80,680
Furukawa Electric Co. Ltd.	13,000	26,748
Hino Motors Ltd.	2,000	22,697
Hitachi Kokusai Electric, Inc.	8,000	96,324
Honda Motor Co. Ltd.	2,200	59,635
Horiba Ltd.	200	7,120

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Hoya Corp.	200	$7,599
Japan Display, Inc.	19,600	45,347
Japan Tobacco, Inc.	5,200	203,651
Lion Corp.	1,000	9,295
Makino Milling Machine Co. Ltd.	6,000	39,474
Minebea Co. Ltd.	14,000	109,714
Murata Manufacturing Co. Ltd.	2,500	289,170
Nagase & Co. Ltd.	800	9,582
Nissan Motor Co. Ltd.	4,200	41,772
Nitto Denko Corp.	400	23,002
OKUMA Corp.	8,000	60,915
OSG Corp.	2,700	44,872
Pigeon Corp.	900	19,326
Seiko Holdings Corp.	20,000	95,128
Shimano, Inc.	400	63,810
Sojitz Corp.	8,500	18,360
Sysmex Corp.	800	51,514
Tadano Ltd.	24,000	241,169
Taiyo Yuden Co Ltd.	2,300	26,625
Tokyo Electron Ltd.	4,400	284,902
Tokyo Seimitsu Co. Ltd.	900	19,307
Toyota Motor Corp.	3,800	228,872
Yakult Honsha Co. Ltd.	3,000	138,194
Yamato Kogyo Co. Ltd.	500	11,838

		2,635,437
Netherlands
Unilever NV CVA	653	28,925
Norway
Subsea 7 SA	14,096	84,409
Singapore
Hutchison Port Holdings Trust	288,300	137,751
Indofood Agri Resources Ltd.	44,700	13,579
Singapore Airlines Ltd.	7,200	56,013
Singapore Telecommunications Ltd.	106,700	264,579
Venture Corp. Ltd.	21,600	118,341

		590,263
Spain
Mapfre SA	5,704	12,813
Sweden
Boliden AB	16,761	233,189
Switzerland
Roche Holding AG	1,719	445,262
Straumann Holding AG, Registered Shares	665	201,909
Transocean Ltd.	767	7,810

		654,981
United Kingdom
ARM Holdings PLC	23,743	338,702
Atlassian Corp. PLC, Class A	2,714	56,370
GKN PLC	20,211	80,867
Inchcape PLC	21,970	225,902
Spirax-Sarco Engineering PLC	452	19,729
Standard Life PLC	7,039	36,778
Travelport Worldwide Ltd.	2,153	23,446
Victrex PLC	2,190	48,617

		830,411
United States
Abbott Laboratories	600	22,710
Air Lease Corp.	12,425	320,068
Air Products & Chemicals, Inc.	1,203	152,432
American Axle & Manufacturing Holdings, Inc.	10,355	132,751
AMETEK, Inc.	429	20,184

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
AmTrust Financial Services, Inc.	710	$40,605
AO Smith Corp.	449	31,363
Apple, Inc.	3,084	300,197
ARAMARK	374	11,949
Archer-Daniels-Midland Co.	1,093	38,638
B/E Aerospace, Inc.	1,891	76,491
Boeing Co.	4,493	539,744
Briggs & Stratton Corp.	2,591	50,939
Brocade Communications Systems, Inc.	5,249	41,887
Bruker Corp.	932	20,812
Brunswick Corp.	1,013	40,368
Bunge Ltd.	1,576	97,728
Chemours Co.	26,243	103,397
Citrix Systems, Inc.	6,270	441,784
CNA Financial Corp.	624	20,735
Columbia Sportswear Co.	100	5,518
DigitalGlobe, Inc.	4,678	61,282
Estee Lauder Cos., Inc., Class A	2,493	212,528
F5 Networks, Inc.	880	82,526
FLIR Systems, Inc.	20,148	589,127
FMC Technologies, Inc.	80	2,012
Foot Locker, Inc.	24	1,621
GoPro, Inc., Class A	9,011	103,176
Hasbro, Inc.	517	38,403
HEICO Corp.	2,110	117,527
Herman Miller, Inc.	11,117	284,817
Honeywell International, Inc.	563	58,102
Houghton Mifflin Harcourt Co.	2,051	36,590
Huntsman Corp.	8,075	69,687
IAC/InterActiveCorp	1,176	61,081
Infinera Corp.	2,526	38,698
Infoblox, Inc.	950	15,333
Ingersoll-Rand PLC	5,638	290,188
Intercontinental Exchange, Inc.	2,255	594,869
Interface, Inc.	3,246	54,825
John Bean Technologies Corp.	247	11,315
Jones Lang LaSalle, Inc.	1,201	169,005
JPMorgan Chase & Co.	1,468	87,346
Juniper Networks, Inc.	11,044	260,638
Lions Gate Entertainment Corp.	3,982	104,129
LogMeIn, Inc.	7,507	392,166
Lumentum Holdings, Inc.	2,371	46,780
LyondellBasell Industries NV, Class A	1,563	121,867
Masonite International Corp.	268	14,877
Mohawk Industries, Inc.	970	161,418
Moody’s Corp.	2,183	194,593
NVIDIA Corp.	2,688	78,731
Penske Automotive Group, Inc.	7,145	224,139
Pitney Bowes, Inc.	165	3,231
Progress Software Corp.	7,226	187,081
Raytheon Co.	1,520	194,925
Regal-Beloit Corp.	4,759	267,503
Roper Technologies, Inc.	55	9,662
Skyworks Solutions, Inc.	2,288	157,689
SPX FLOW, Inc.	230	5,483
St. Jude Medical, Inc.	4,853	256,530
Synopsys, Inc.	8,689	372,758
TerraForm Power, Inc., Class A	4,816	47,727
Tessera Technologies, Inc.	2,987	86,085
United Continental Holdings, Inc.	5,296	255,691
Valspar Corp.	128	10,026
VMware, Inc., Class A	152	6,954
Western Digital Corp.	3,359	161,165
Whirlpool Corp.	2,176	292,433
World Fuel Services Corp.	5,698	221,937

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Xilinx, Inc.	3,688	$185,396
Xylem, Inc.	309	11,109
Zebra Technologies Corp., Class A	750	45,300
Zoetis, Inc.	13,399	576,827

		10,445,208
Total Reference Entity — Long		17,715,090

Reference Entity — Short
Australia
Orica Ltd.	(3,511)	(35,780)
Canada
BlackBerry Ltd.	(2,607)	(18,591)
Denmark
Novozymes A/S, — B Shares	(137)	(5,718)
France
Casino Guichard Perrachon SA	(2,311)	(104,755)
Edenred	(13,037)	(245,289)

		(350,044)
Germany
ElringKlinger AG	(4,940)	(124,948)
Leoni AG	(3,626)	(126,610)
Volkswagen AG	(984)	(114,589)

		(366,147)
Hong Kong
Esprit Holdings Ltd.	(1,100)	(1,137)
Hang Lung Properties Ltd.	(3,000)	(5,534)
Hong Kong Exchanges and Clearing Ltd.	(700)	(15,513)

		(22,184)
Japan
AEON Financial Service Co. Ltd.	(5,200)	(119,626)
Asics Corp.	(14,400)	(267,340)
Brother Industries Ltd.	(8,900)	(89,940)
Daihatsu Motor Co. Ltd.	(10,200)	(159,235)
Exedy Corp.	(1,100)	(25,695)
FUJIFILM Holdings Corp.	(1,400)	(54,093)
Hitachi Construction Machinery Co. Ltd.	(900)	(13,124)
Kansai Paint Co. Ltd.	(2,500)	(34,929)
Kawasaki Kisen Kaisha Ltd.	(14,000)	(24,747)
Nippon Electric Glass Co. Ltd.	(76,000)	(393,351)
Nissin Kogyo Co. Ltd.	(1,100)	(15,386)
Rinnai Corp.	(800)	(73,467)
Sosei Group Corp.	(5,900)	(597,392)
Terumo Corp.	(4,200)	(133,541)
Topcon Corp.	(25,600)	(363,218)
Toyo Seikan Group Holdings Ltd.	(8,200)	(148,793)

		(2,513,877)
Netherlands
Gemalto NV	(972)	(58,409)
SBM Offshore NV	(8,378)	(110,598)

		(169,007)
Norway
Opera Software ASA	(5,151)	(26,368)
Singapore
Ezion Holdings Ltd.	(20,100)	(7,380)
Neptune Orient Lines Ltd.	(313,600)	(272,927)

		(280,307)

	Shares	Value
Reference Entity — Short (continued)
Spain
Acerinox SA	(18,300)	$(165,043)
Distribuidora Internacional de Alimentacion SA	(27,927)	(150,539)
Indra Sistemas SA	(1,789)	(17,687)
Obrascon Huarte Lain SA	(436)	(2,333)

		(335,602)
Sweden
Autoliv, Inc.	(3,346)	(343,902)
Sandvik AB	(38,361)	(321,016)
SSAB AB, — A Shares	(30,722)	(74,101)
Svenska Cellulosa AB SCA	(2,351)	(69,678)

		(808,697)
Switzerland
Dufry AG	(5,378)	(583,149)
Garmin Ltd.	(9,829)	(345,784)

		(928,933)
United Kingdom
HSBC Holdings PLC	(2,189)	(15,355)
Micro Focus International PLC	(2,627)	(52,034)
Rolls-Royce Holdings PLC	(87,394)	(244,293)
Rotork PLC	(845)	(2,060)

		(313,742)
United States
Alere, Inc.	(5,143)	(191,320)
American International Group, Inc.	(2,384)	(134,648)
Avon Products, Inc.	(14,604)	(49,507)
Ball Corp.	(3,089)	(206,438)
BorgWarner, Inc.	(4,559)	(133,852)
Brink’s Co.	(12,134)	(356,740)
Cavium, Inc.	(1,489)	(86,019)
Colfax Corp.	(827)	(18,310)
CONMED Corp.	(2,169)	(80,123)
Coty, Inc., Class A	(24,478)	(602,404)
Cree, Inc.	(6,566)	(184,045)
DCT Industrial Trust, Inc.	(2,320)	(83,033)
Deere & Co.	(7,673)	(590,898)
DeVry, Inc.	(466)	(9,273)
Diamond Offshore Drilling, Inc.	(2,942)	(54,692)
Discovery Communications, Inc.	(705)	(19,451)
Donaldson Co., Inc.	(5,819)	(163,979)
Ebix, Inc.	(2,760)	(94,171)
Emerson Electric Co.	(11,957)	(549,783)
First Cash Financial Services, Inc.	(241)	(8,555)
FleetCor Technologies, Inc.	(2,971)	(364,958)
Franklin Resources, Inc.	(480)	(16,637)
FTI Consulting, Inc.	(1,081)	(36,635)
Gartner, Inc.	(97)	(8,525)
General Electric Co.	(20,348)	(592,127)
Guess?, Inc.	(7,316)	(135,639)
Halyard Health, Inc.	(979)	(24,279)
HRG Group, Inc.	(8,747)	(106,189)
Intel Corp.	(9,242)	(286,687)
Iridium Communications, Inc.	(6,271)	(43,646)
Johnson & Johnson	(594)	(62,037)
KBR, Inc.	(2,631)	(37,518)
Keysight Technologies, Inc.	(199)	(4,657)
Knowles Corp.	(30,372)	(413,059)
McDonald’s Corp.	(26)	(3,218)
Merck & Co., Inc.	(6,783)	(343,695)
Microchip Technology, Inc.	(6,939)	(310,937)
Minerals Technologies, Inc.	(2,453)	(100,548)
MSCI, Inc.	(766)	(52,731)
NetSuite, Inc.	(3,876)	(268,878)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	29

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Philip Morris International, Inc.	(2,487)	$(223,855)
PriceSmart, Inc.	(2,489)	(190,558)
Qorvo, Inc.	(1,896)	(75,082)
Republic Services, Inc.	(4,193)	(183,234)
Royal Caribbean Cruises Ltd.	(2,883)	(236,291)
Stratasys Ltd.	(10,133)	(165,168)
Trimble Navigation Ltd.	(7,021)	(135,435)
Ubiquiti Networks, Inc.	(20,204)	(598,240)
Universal Corp.	(316)	(17,295)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Valmont Industries, Inc.	(3,167)	$(337,570)
Veeco Instruments, Inc.	(1,364)	(25,425)
Vishay Intertechnology, Inc.	(1,764)	(20,215)
WABCO Holdings, Inc.	(2,841)	(254,696)
Yum! Brands, Inc.	(226)	(16,356)

		(9,309,261)
Total Reference Entity — Short		(15,484,258)
Net Value of Reference Entity — UBS AG		2,230,832

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Assets — Derivative Financial Instruments
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	$9,829,156	—	—	—	$9,829,156

Liabilities — Derivative Financial Instruments
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	$208,748	—	—	—	$208,748

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Swaps	—	—	$(12,311,718)	—	—	—	$(12,311,718)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	—	—	$6,724,159	—	—	—	$6,724,159

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$46,398,146

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps — OTC[1]	$9,829,156	$208,748
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$9,829,156	$208,748

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedule of investments.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Goldman Sachs & Co.	$4,697,717	$(172,150)	—	$(2,600,000)	$1,925,567
Morgan Stanley & Co., Inc.	2,338,090	—	—	(2,338,090)	—
UBS AG	2,793,349	(36,598)	—	(1,449,817)	1,306,934

Total	$9,829,156	$(208,748)	—	$(6,387,907)	$3,232,501

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$172,150	$(172,150)	—	—	—
UBS AG	36,598	(36,598)	—	—	—

Total	$208,748	$(208,748)	—	—	—

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$266,555,606	—	—	$266,555,606

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$9,829,156	—	$9,829,156
Liabilities:
Equity Contracts	—	(208,748)	—	(208,748)

Total	—	$9,620,408	—	$9,620,408

[1] Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash received as collateral for OTC derivatives of $(6,649,817) is categorized as Level 2 within the disclosure hierarchy.

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	31

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
Italy — 0.1%
Ferrari NV	14,328	$569,825
United Kingdom — 0.0%
Atlassian Corp. PLC, Class A	10,915	226,704
United States — 0.0%
Apigee Corp.	16,256	125,496
Square, Inc.	7,662	67,196

		192,692
Total Common Stocks — 0.1%		989,221

Preferred Securities
Preferred Stocks
United States — 0.6%
AliphCom, 0.00% (a)(b):
Series 6 (acquired 12/15/15, cost $0)	8,264	18,925
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	2,948,237
Illumio Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	1,494,470

Preferred Stocks (continued)	Shares	Value
United States (continued)
Palantir Technologies, Inc., Series I, 0.00% (Acquired 6/05/14, cost $1,999,998) (a)(b)	326,264	$3,712,884
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	2,195,724
Total Preferred Stocks — 0.6%		10,370,240
Total Long-Term Investments (Cost — $8,140,076) — 0.7%		11,359,461

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)(d)	1,735,765,982	1,735,765,982
Total Short-Term Securities (Cost — $1,735,765,982) — 98.7%		1,735,765,982
Total Investments (Cost — $1,743,906,058) — 99.4%		1,747,125,443
Other Assets Less Liabilities — 0.6%		11,419,519

Net Assets — 100.0%		$1,758,544,962

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $10,370,240, an original cost of $6,749,966 which was 0.6% of its net assets.

(c)	During the six months ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,798,127,326	(62,361,344)	1,735,765,982	$1,496,082

(d)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End
Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
210	CAC 40 Index	February 2016	$10,034,720	$165,651
38	Dax Index	March 2016	$10,040,245	(536,847)
119	FTSE 100 Index	March 2016	$10,185,650	(1,553)
818	S&P 500 E-Mini Index	March 2016	$78,941,090	953,933
171	Topix Index	March 2016	$20,325,362	(545,055)
Total				$36,129

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	2/23/16 - 6/19/17	$55,362,671	$(6,237,655)	[2]	$49,264,099
	Bank of America N.A.	5/01/17	3,481,598	(3,750,758)	[3]	(134,529)
	Deutsche Bank AG	2/02/16 - 1/30/17	28,548,335	22,644,227	[4]	48,652,622
	Goldman Sachs & Co.	2/04/16 - 8/03/17	46,885,557	(1,003,097)	[5]	45,080,377
	Goldman Sachs & Co.	5/04/17 - 8/02/17	(565,879)	734,651	[6]	192,405
	UBS AG	3/14/16	20,048,678	32,336,646	[7]	52,591,954
Total				$44,724,014		$195,646,928

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1,539 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore Swap Offered Rate

Australian Bank Bill Short Term Rates Reference Rate:

1 Day; 1 Week

Bank of Canada Overnight Repo Rate

Brazilian CDI 1 Week

Budapest Interbank Offered Rate 1 Week

Canada Bankers Acceptances 1 Month

Copenhagen Interbank Offered Rates 1 Week

Danish Krone Overnight Deposit

European Interbank Offered Rate 1 Week; 1 Month

Garban Intercapital Federal Funds Rate Open

Hong Kong Dollar HIBOR Fixings:

1 Month; 2 Week

IntercontinentalExchange LIBOR:

CHF 1 Week; CHF Spot Next

CLP 1 Week

CNY 1 Week

COP 1 Week

CYP 1 Week

EEK 1 Week

IntercontinentalExchange LIBOR: (continued)

EGP 1 Week

EUR 1 Month; EUR 1 Week; EUR Overnight

GBP 1 Week; GBP Overnight

HRK 1 Week

IDR 1 Week

JPY 1 Week; JPY Spot Next

KRW 1 Week

KZT 1 Week

MYR 1 Week

PEN 1 Week

PHP 1 Week

PKR 1 Week

RON 1 Week

SKK 1 Week

THB 1 Week

TRY 1 Week

TWD 1 Week

USD 1 Month; USD 1 Week; USD Spot Next

Israel Interbank Offered Rate 1 Week

Johannnesburg Interbank Agreed Rate 1 Week

Mexican Interbank Offered Rate 1 Week

New Zealand Interbank Offered Rate 1 Week

Nigeria Interbank Offered Rate 1 Week

Norwegian Interbank Offered Rate 1 Week

Norwegian Krone Overnight Deposit

Prague Interbank Offered Rate 1 Week

Russian Interbank Offered Rate 1 Week

Singapore Interbank Offered Rate 1 Week

Stockholm Interbank Offered Rate

Stockholm Interbank Offered Rate Overnight

Swedish Interbank Offered Rate 1 Week

Tel Aviv Interbank Offered Rate Overnight

Turkish Interbank Offered Rate 1 Week

Warsaw Interbank Offered Rate 1 Week

[2]	Amount includes $(139,083) of net dividends and financing fees.

[3]	Amount includes $(134,631) of net dividends and financing fees.

[4]	Amount includes $2,539,940 of net dividends and financing fees.

[5]	Amount includes $802,083 of net dividends and financing fees.

[6]	Amount includes $(23,633) of net dividends and financing fees.

[7]	Amount includes $(206,630) of net dividends and financing fees.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2016, expiration dates 2/23/16 — 6/19/17:
	Shares	Value
Reference Entity — Long
Australia
AMP Ltd.	11,401	$43,935
Ansell Ltd.	47,396	681,163
Aristocrat Leisure Ltd.	136,594	1,003,770
BlueScope Steel Ltd.	13,441	44,973
Challenger Ltd.	54,361	309,390
CIMIC Group Ltd.	19,811	341,686
Coca-Cola Amatil Ltd.	203,958	1,221,053
DuluxGroup Ltd.	74,448	345,028
Fairfax Media Ltd.	115,004	72,968
National Australia Bank Ltd.	18,887	375,209
Orora Ltd.	309,276	482,933
Perpetual Ltd.	10,114	298,560
Qantas Airways Ltd.	32,235	89,639
REA Group Ltd.	3,322	126,094
Suncorp Group Ltd.	28,758	239,915
Tatts Group Ltd.	28,025	83,367
Woodside Petroleum Ltd.	6,100	122,942

		5,882,625
Austria
ams AG	1,516	41,863
Vienna Insurance Group AG	6,510	160,830
Voestalpine AG	10,705	281,532

		484,225
Belgium
Ageas	10,569	429,217
Bpost SA	15,245	361,656
Cofinimmo SA	440	47,920

		838,793
Bermuda
Frontline Ltd.	130,116	286,781
Canada
Air Canada	45,121	252,837
H&R Real Estate Investment Trust	4,232	56,944
Home Capital Group, Inc.	16,473	338,185
SNC-Lavalin Group, Inc.	8,307	237,487
Tourmaline Oil Corp.	5,214	103,953

		989,406
Denmark
Jyske Bank A/S	7,545	331,310
Topdanmark A/S	57,295	1,456,027
Tryg A/S	12,777	244,310

		2,031,647
Finland
Kesko OYJ, Class B	12,159	487,822
Kone OYJ, Class B	46,360	2,037,713
Nokia OYJ	18,019	129,799
Orion OYJ, Class B	4,260	140,547
Outokumpu OYJ	76,665	188,476
UPM-Kymmene OYJ	15,850	258,305

		3,242,662
France
AtoS SE	2,751	217,476
Technip SA	1,364	63,555
Vallourec SA	60,156	265,062

		546,093

	Shares	Value
Reference Entity — Long (continued)
Ireland
Beazley PLC	11,437	$61,495
CRH PLC	61,987	1,644,178
Glanbia PLC	32,073	608,918
Kingspan Group PLC	19,711	507,568

		2,822,159
Italy
A2A SpA	1,037,206	1,243,708
Anima Holding SpA	9,591	70,523
Autogrill SpA	108,591	922,923
Banca Mediolanum SpA	8,862	59,137
Brembo SpA	8,073	331,232
FinecoBank Banca Fineco SpA	101,757	790,845
Hera SpA	222,159	623,574
Intesa Sanpaolo SpA	2,126,540	6,058,871
Mediobanca SpA	199,931	1,602,326
Parmalat SpA	205,991	535,202
Poste Italiane SpA	32,061	237,044
Prysmian SpA	23,990	493,597
Recordati SpA	29,594	733,492
Telecom Italia SpA, Non-Convertible Savings Shares	98,914	89,019
Terna — Rete Elettrica Nazionale SpA	13,632	73,054
UniCredit SpA	1,497,505	5,789,084
Unipol Gruppo Finanziario SpA	51,839	212,400
UnipolSai SpA	36,322	77,179

		19,943,210
Japan
Advance Residence Investment Corp.	318	688,492
Autobacs Seven Co. Ltd.	6,300	110,151
Awa Bank Ltd.	13,000	71,675
Daifuku Co. Ltd.	3,000	50,093
Daikyo, Inc.	61,000	98,549
Ebara Corp.	60,000	265,760
Ezaki Glico Co. Ltd.	4,000	218,638
Fuji Heavy Industries Ltd.	7,600	311,014
Fujitsu Ltd.	7,000	29,231
Fukuoka Financial Group, Inc.	26,000	110,343
Furukawa Electric Co. Ltd.	178,000	366,239
Haseko Corp.	31,200	326,774
Heiwa Corp.	6,900	134,397
Hikari Tsushin, Inc.	5,200	343,259
Horiba Ltd.	12,000	427,165
House Foods Group, Inc.	2,600	51,632
Isetan Mitsukoshi Holdings Ltd.	13,900	176,513
Japan Display, Inc.	31,500	72,880
Japan Petroleum Exploration Co.	5,900	153,256
Japan Tobacco, Inc.	1,600	62,662
Kobayashi Pharmaceutical Co. Ltd.	8,700	741,296
Kumagai Gumi Co. Ltd.	759,000	2,244,025
Matsumotokiyoshi Holdings Co. Ltd.	1,100	51,478
Mazda Motor Corp.	97,300	1,770,638
Mitsubishi Tanabe Pharma Corp.	31,600	519,246
Morinaga & Co. Ltd.	56,000	308,460
Murata Manufacturing Co. Ltd.	3,600	416,404
Nagase & Co. Ltd.	28,600	342,568
Nexon Co. Ltd.	16,800	272,685
Nichirei Corp.	7,000	52,132
Nissin Foods Holdings Co. Ltd.	4,400	224,294
NOK Corp.	2,100	43,659
Nomura Real Estate Holdings, Inc.	12,000	210,734
NS Solutions Corp.	10,100	228,985
OKUMA Corp.	10,000	76,144
Osaka Gas Co. Ltd.	33,000	125,163
Panasonic Corp.	21,200	199,071
Park24 Co. Ltd.	12,500	348,219

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Recruit Holdings Co. Ltd.	11,500	$363,056
Resona Holdings, Inc.	211,100	970,798
Sankyo Co. Ltd.	5,500	210,342
Sega Sammy Holdings, Inc.	19,500	183,760
Seiko Holdings Corp.	19,000	90,371
Seino Holdings Co. Ltd.	8,900	96,949
Sojitz Corp.	47,800	103,245
Sumitomo Mitsui Trust Holdings, Inc.	44,000	140,685
Sumitomo Osaka Cement Co. Ltd.	261,000	1,063,858
Sumitomo Realty & Development Co. Ltd.	7,000	196,226
Sumitomo Rubber Industries Ltd.	4,000	50,767
Tadano Ltd.	131,000	1,316,380
Taiyo Yuden Co. Ltd.	15,400	178,271
Toho Co. Ltd.	2,200	57,522
Tokai Tokyo Financial Holdings, Inc.	34,900	195,949
Tokyo Gas Co. Ltd.	93,000	428,511
Tokyo Tatemono Co. Ltd.	5,900	63,474
Tokyu Fudosan Holdings Corp.	55,000	360,703
Toppan Forms Co. Ltd.	16,800	201,838
Tosoh Corp.	14,000	67,749
Toyo Suisan Kaisha Ltd.	1,400	48,483
Toyobo Co. Ltd.	315,000	414,100
Ulvac, Inc.	2,300	58,593
Yahoo! Japan Corp.	329,300	1,256,252
Yakult Honsha Co. Ltd.	16,800	773,887
Zeon Corp.	95,000	640,767

		21,776,460
Netherlands
Eurocommercial Properties NV CVA	15,101	660,085
GrandVision NV	6,986	194,746
Unilever NV CVA	8,148	360,925
Wereldhave NV	9,865	538,938

		1,754,694
Norway
DnB NOR ASA	277,458	3,347,824
Gjensidige Forsikring ASA	27,536	438,155
Orkla ASA	66,218	536,459
Schibsted ASA, — B Shares	7,667	215,308
Schibsted ASA, Class A	18,417	540,560
Seadrill Ltd.	80,756	174,144
Storebrand ASA	248,880	1,013,753
TGS Nopec Geophysical Co. ASA	18,289	265,049

		6,531,252
Portugal
Jeronimo Martins SGPS SA	164,494	2,294,085
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	63,432	460,321

		2,754,406
Singapore
ComfortDelGro Corp. Ltd.	22,300	44,561
Spain
Atresmedia Corp. de Medios de Comunicaion SA	8,892	84,384
Bankinter SA	100,319	700,062
Ebro Foods SA	7,184	140,798
NH Hotel Group SA	44,639	185,461
Tecnicas Reunidas SA	15,342	511,216

		1,621,921
Sweden
Castellum AB	10,386	154,841
Fabege AB	18,618	288,645
ICA Gruppen AB	74,848	2,647,174

	Shares	Value
Reference Entity — Long (continued)
Sweden (continued)
Intrum Justitia AB	1,763	$58,420
NCC AB, — B Shares	10,896	369,912
TeliaSonera AB	18,539	87,559
Volvo AB, Class B	153,616	1,395,270

		5,001,821
Switzerland
Allied World Assurance Co. Holdings AG	19,696	720,677
Banque Cantonale Vaudoise, Registered Shares	475	286,776
GAM Holding AG	7,865	109,878
Lonza Group AG, Registered Shares	305	46,726

		1,164,057
United Kingdom
ARM Holdings PLC	9,235	131,741
Atlassian Corp. PLC, Class A	90,368	1,876,943
Close Brothers Group PLC	54,128	997,295
Dixons Carphone PLC	20,693	140,338
GKN PLC	95,175	380,810
Hammerson PLC	54,913	458,748
Howden Joinery Group PLC	336,686	2,411,586
IG Group Holdings PLC	14,263	149,630
Inchcape PLC	125,523	1,290,663
Moneysupermarket.com Group PLC	88,814	429,736
Rentokil Initial PLC	373,401	836,025
Royal Mail PLC	21,698	142,651
Sky PLC	15,058	232,987
Thomas Cook Group PLC	1,324,976	2,026,854
Wolseley PLC	16,487	817,864
Worldpay Group PLC	119,649	533,627

		12,857,498
United States
Aaron’s, Inc.	22,610	517,317
ADT Corp.	12,658	374,424
Affiliated Managers Group, Inc.	11,533	1,547,613
Air Products & Chemicals, Inc.	3,881	491,762
Alaska Air Group, Inc.	5,388	379,315
Alexandria Real Estate Equities, Inc.	3,465	274,359
Altria Group, Inc.	45,580	2,785,394
Amdocs Ltd.	54,910	3,005,773
American Water Works Co., Inc.	31,842	2,066,864
Ameriprise Financial, Inc.	120,555	10,928,311
AmerisourceBergen Corp.	52,228	4,677,540
AmTrust Financial Services, Inc.	2,053	117,411
Anadarko Petroleum Corp.	951	37,175
Analog Devices, Inc.	37,771	2,034,346
Anthem, Inc.	6,451	841,791
Applied Materials, Inc.	8,165	144,112
Aptargroup, Inc.	33,725	2,458,552
Archer-Daniels-Midland Co.	4,039	142,779
Aspen Insurance Holdings Ltd.	2,666	123,996
Aspen Technology, Inc.	2,858	92,714
AutoNation, Inc.	26,711	1,155,251
B/E Aerospace, Inc.	46,698	1,888,934
Blackstone Mortgage Trust, Inc., Class A	20,064	497,186
Bloomin’ Brands, Inc.	30,805	544,016
Blue Buffalo Pet Products, Inc.	72,466	1,233,371
Boeing Co.	634	76,162
Broadridge Financial Solutions, Inc.	5,199	278,458
Brocade Communications Systems, Inc.	89,539	714,521
Brookdale Senior Living, Inc.	2,845	46,317
Bruker Corp.	8,707	194,427
Bunge Ltd.	7,818	484,794
Burlington Stores, Inc.	14,139	759,688
Cabot Oil & Gas Corp.	7,818	162,223

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Cal-Maine Foods, Inc.	38,273	$1,931,638
Cardinal Health, Inc.	66,335	5,397,679
Care Capital Properties, Inc.	4,511	135,059
Carlisle Cos., Inc.	17,694	1,480,634
Carter’s, Inc.	15,125	1,470,452
CBL & Associates Properties, Inc.	22,185	238,489
CBOE Holdings, Inc.	3,842	255,954
CBRE Group, Inc., Class A	26,377	737,765
CBS Corp., Class B	155,741	7,397,697
CDW Corp.	4,804	184,714
CenterPoint Energy, Inc.	182,242	3,256,665
Charles River Laboratories International, Inc.	14,018	1,040,556
Church & Dwight Co., Inc.	74,875	6,289,500
Cimarex Energy Co.	3,499	325,407
Cintas Corp.	15,706	1,349,460
CIT Group, Inc.	31,657	929,133
Citizens Financial Group, Inc.	27,578	586,032
Citrix Systems, Inc.	8,072	568,753
Clorox Co.	517	66,719
CME Group, Inc.	45,750	4,110,637
Coca-Cola Enterprises, Inc.	1,605	74,504
Comcast Corp., Class A	7,699	428,911
Copart, Inc.	2,457	82,334
Cracker Barrel Old Country Store, Inc.	1,439	188,840
CSRA, Inc.	43,190	1,156,628
Deluxe Corp.	23,525	1,315,047
Devon Energy Corp.	27,080	755,532
Dick’s Sporting Goods, Inc.	129,394	5,056,718
Dr Pepper Snapple Group, Inc.	76,380	7,167,499
Dunkin’ Brands Group, Inc.	215,471	8,480,939
East West Bancorp, Inc.	30,986	1,004,566
EMCOR Group, Inc.	1,001	45,746
Energizer Holdings, Inc.	12,821	410,785
Equifax, Inc.	16,758	1,772,996
Estee Lauder Cos., Inc., Class A	10,599	903,565
F5 Networks, Inc.	44,000	4,126,320
First Data Corp., Class A	222,294	2,972,071
Fitbit, Inc., Series A	26,547	440,680
Flextronics International Ltd.	109,545	1,148,032
FLIR Systems, Inc.	214,670	6,276,951
FMC Technologies, Inc.	31,881	801,807
Fortune Brands Home & Security, Inc.	30,576	1,485,688
General Dynamics Corp.	112,388	15,034,143
GNC Holdings, Inc., Class A	17,034	477,122
Hain Celestial Group, Inc.	8,329	303,009
Hanover Insurance Group, Inc.	816	66,496
Harman International Industries, Inc.	6,927	515,300
Hartford Financial Services Group, Inc.	132,367	5,318,506
HollyFrontier Corp.	3,750	131,138
Hospitality Properties Trust	17,241	406,715
Houghton Mifflin Harcourt Co.	2,433	43,405
Hubbell, Inc.	1,249	112,947
IAC/InterActiveCorp	23,223	1,206,203
Ingersoll-Rand PLC	14,133	727,426
Integrated Device Technology, Inc.	15,603	397,564
International Paper Co.	6,090	208,339
Interpublic Group of Cos., Inc.	31,588	708,835
Intuit, Inc.	70,915	6,773,092
ITC Holdings Corp.	52,649	2,100,695
Jack in the Box, Inc.	14,812	1,150,004
JB Hunt Transport Services, Inc.	17,814	1,295,078
JC Penney Co., Inc.	23,700	172,062
Jones Lang LaSalle, Inc.	20,776	2,923,599
Juniper Networks, Inc.	104	2,454
Kate Spade & Co.	57,578	1,025,464

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
KeyCorp	342,808	$3,825,737
Lam Research Corp.	30,706	2,204,384
Lamar Advertising Co., Class A	828	46,459
Landstar System, Inc.	5,498	315,640
Leggett & Platt, Inc.	1,711	71,024
Liberty Interactive Corp., Series A	2,358	61,449
Liberty Property Trust	8,466	248,223
Lincoln National Corp.	17,023	671,728
Lowe’s Cos., Inc.	119,656	8,574,549
Macy’s, Inc.	11,050	446,530
The Madison Square Garden Co., Class A	2,461	379,191
ManpowerGroup, Inc.	1,515	115,670
Masco Corp.	168,790	4,454,368
Maxim Integrated Products, Inc.	13,647	455,810
McKesson Corp.	74,563	12,003,152
Michael Kors Holdings Ltd.	65,756	2,623,664
Microsemi Corp.	3,633	115,166
Mid-America Apartment Communities, Inc.	21,213	1,990,204
NCR Corp.	30,513	651,147
New Jersey Resources Corp.	1,514	53,323
NorthStar Realty Finance Corp.	13,943	165,503
NVR, Inc.	562	927,862
OGE Energy Corp.	64,033	1,679,586
ON Semiconductor Corp.	29,525	252,734
OneMain Holdings, Inc.	6,941	183,451
Owens Corning	3,657	168,917
PACCAR, Inc.	93,250	4,575,777
Papa John’s International, Inc.	24,666	1,177,801
Pebblebrook Hotel Trust	38,758	946,470
Perrigo Co. PLC	27,116	3,920,431
Pilgrim’s Pride Corp.	245,880	5,453,618
Pitney Bowes, Inc.	5,400	105,732
Prologis, Inc.	12,247	483,389
PTC, Inc.	1,484	43,941
Questar Corp.	70,484	1,437,169
Rackspace Hosting, Inc.	251,663	5,086,109
Realogy Holdings Corp.	80,898	2,653,454
Regal-Beloit Corp.	55,217	3,103,748
Regions Financial Corp.	8,322	67,575
RLJ Lodging Trust	49,633	907,788
Robert Half International, Inc.	208,209	9,113,308
RR Donnelley & Sons Co.	4,477	62,544
Ryder System, Inc.	14,507	771,337
SBA Communications Corp., Class A	5,460	542,069
Scotts Miracle-Gro Co., Class A	20,389	1,400,317
Scripps Networks Interactive, Inc., Class A	17,529	1,068,743
ServiceMaster Global Holdings, Inc.	10,101	426,363
Simon Property Group, Inc.	48,016	8,944,420
Stanley Black & Decker, Inc.	17,461	1,647,271
Synopsys, Inc.	63,152	2,709,221
Take-Two Interactive Software, Inc.	3,126	108,472
Tanger Factory Outlet Centers, Inc.	102,415	3,276,256
Target Corp.	27,964	2,025,153
TCF Financial Corp.	7,209	86,580
Team Health Holdings, Inc.	15,187	620,693
Tenet Healthcare Corp.	38,773	1,051,524
Texas Instruments, Inc.	5,319	281,535
Thor Industries, Inc.	8,966	470,087
TRI Pointe Homes, Inc.	19,633	206,932
Triumph Group, Inc.	12,461	317,755
Umpqua Holdings Corp.	78,823	1,141,357
Vail Resorts, Inc.	856	107,000
VCA, Inc.	143,081	7,335,763
Verint Systems, Inc.	16,875	617,794
Viacom, Inc., Class B	7,423	338,786

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Visteon Corp.	25,859	$1,729,450
VMware, Inc., Class A	8,044	368,013
Wabtec Corp.	1,483	94,838
Weingarten Realty Investors	123,846	4,320,987
Western Digital Corp.	200,637	9,626,563
World Fuel Services Corp.	25,319	986,175
Xilinx, Inc.	96,826	4,867,443
Xylem, Inc.	2,612	93,901
Zayo Group Holdings, Inc.	47,882	1,198,008
Zoetis, Inc.	80,640	3,471,552

		310,102,277
Total Reference Entity — Long		400,676,548

Reference Entity — Short
Canada
Lululemon Athletica, Inc.	(98,531)	(6,115,819)
Switzerland
Garmin Ltd.	(15,140)	(532,625)
United States
ABIOMED, Inc.	(3,539)	(301,983)
Advance Auto Parts, Inc.	(12,131)	(1,844,519)
AES Corp.	(119,508)	(1,135,326)
Aflac, Inc.	(18,283)	(1,059,683)
AGCO Corp.	(30,096)	(1,467,782)
Albemarle Corp.	(22,643)	(1,191,928)
Alere, Inc.	(7,821)	(290,941)
Alliance Data Systems Corp.	(17,856)	(3,567,450)
Alphabet, Inc., Class A	(11,458)	(8,723,548)
Ameren Corp.	(7,954)	(357,294)
American Airlines Group, Inc.	(4,325)	(168,632)
American Capital Agency Corp.	(22,959)	(391,910)
American Express Co.	(69,990)	(3,744,465)
Annaly Capital Management, Inc.	(991,233)	(9,416,713)
Arista Networks, Inc.	(6,522)	(391,516)
AT&T, Inc.	(103,809)	(3,743,353)
athenahealth, Inc.	(15,095)	(2,140,471)
Autodesk, Inc.	(7,540)	(353,023)
Ball Corp.	(14,737)	(984,874)
Baxter International, Inc.	(61,197)	(2,239,810)
Becton Dickinson and Co.	(668)	(97,107)
Berkshire Hathaway, Inc., Class B	(141,840)	(18,406,577)
Boston Scientific Corp.	(9,407)	(164,905)
Buffalo Wild Wings, Inc.	(15,893)	(2,420,504)
Cable One, Inc.	(4,588)	(1,972,794)
CarMax, Inc.	(72,735)	(3,213,432)
Catalent, Inc.	(56,629)	(1,332,480)
Caterpillar, Inc.	(33,109)	(2,060,704)
Cavium, Inc.	(19,116)	(1,104,331)
CDK Global, Inc.	(9,276)	(408,608)
Cerner Corp.	(36,400)	(2,111,564)
Coach, Inc.	(13,490)	(499,804)
Coca-Cola Co.	(131,541)	(5,645,740)
Cooper Cos., Inc.	(24,220)	(3,176,453)
Corning, Inc.	(60,212)	(1,120,545)
Coty, Inc., Class A	(37,981)	(934,712)
Covanta Holding Corp.	(286,371)	(4,049,286)
Credit Acceptance Corp.	(27,586)	(4,936,791)
Cummins, Inc.	(8,548)	(768,380)
Deere & Co.	(45,305)	(3,488,938)
Demandware, Inc.	(58,835)	(2,496,369)
Diebold, Inc.	(10,813)	(299,736)
Diplomat Pharmacy, Inc.	(6,420)	(174,688)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Discovery Communications, Inc.	(10,254)	$(282,908)
Dollar Tree, Inc.	(131,176)	(10,667,232)
Donaldson Co., Inc.	(60,309)	(1,699,508)
Education Realty Trust, Inc.	(15,044)	(587,920)
Electronics For Imaging, Inc.	(8)	(331)
Emerson Electric Co.	(38,157)	(1,754,459)
Equinix, Inc.	(4,686)	(1,455,331)
Exxon Mobil Corp.	(49,421)	(3,847,425)
Facebook, Inc.	(47,502)	(5,330,199)
Franklin Resources, Inc.	(4,870)	(168,794)
Gap, Inc.	(40,158)	(992,706)
Generac Holdings, Inc.	(5,693)	(161,795)
General Electric Co.	(123,437)	(3,592,017)
GrubHub, Inc.	(51,540)	(971,529)
Hanesbrands, Inc.	(109,684)	(3,353,040)
IDEXX Laboratories, Inc.	(2,453)	(172,053)
Illumina, Inc.	(13,108)	(2,070,409)
Impax Laboratories, Inc.	(107,497)	(4,027,913)
Intel Corp.	(10,178)	(315,722)
Interactive Brokers Group, Inc., Class A	(4,028)	(129,984)
International Business Machines Corp.	(11,209)	(1,398,771)
Iron Mountain, Inc.	(98,073)	(2,700,930)
Johnson & Johnson	(2,446)	(255,460)
Journal Media Group, Inc.	(1)	(12)
KBR, Inc.	(18,124)	(258,448)
Kinder Morgan, Inc.	(46,270)	(761,141)
Knight Transportation, Inc.	(10,188)	(249,300)
LinkedIn Corp.	(3,441)	(681,008)
Loews Corp.	(42,147)	(1,559,860)
Louisiana-Pacific Corp.	(64,272)	(1,010,356)
M&T Bank Corp.	(143,649)	(15,827,247)
Magnum Hunter Resources Corp.,	(60)	—
Mattel, Inc.	(29,922)	(825,548)
McDonald’s Corp.	(94,481)	(11,694,858)
Medicines Co.	(57,566)	(1,989,481)
Microsoft Corp.	(205,140)	(11,301,163)
Mondelez International, Inc.	(34,856)	(1,502,294)
Monster Beverage Corp.	(5,406)	(729,972)
MSCI, Inc.	(7,031)	(484,014)
National Oilwell Varco, Inc.	(10,060)	(327,352)
NetSuite, Inc.	(9,097)	(631,059)
Omega Healthcare Investors, Inc.	(47,474)	(1,505,401)
Omnicom Group, Inc.	(3,552)	(260,539)
Paycom Software, Inc.	(1,429)	(43,084)
People’s United Financial, Inc.	(8,721)	(125,321)
PG&E Corp.	(5,245)	(288,003)
Philip Morris International, Inc.	(26,789)	(2,411,278)
PPL Corp.	(14,412)	(505,285)
PriceSmart, Inc.	(8,900)	(681,384)
Procter & Gamble Co.	(185,411)	(15,146,225)
Qorvo, Inc.	(6,526)	(258,430)
Rayonier, Inc.	(281,062)	(5,927,598)
Realty Income Corp.	(28,187)	(1,572,553)
Restoration Hardware Holdings, Inc.	(1,878)	(115,722)
Royal Caribbean Cruises Ltd.	(135,014)	(11,065,747)
Royal Gold, Inc.	(17,313)	(515,754)
RSP Permian, Inc.	(58,956)	(1,388,414)
The Southern Co.	(356,619)	(17,445,801)
SS&C Technologies Holdings, Inc.	(2,074)	(133,337)
State Street Corp.	(88,866)	(4,952,502)
Stericycle, Inc.	(25,143)	(3,025,960)
Sun Communities, Inc.	(62,760)	(4,179,188)
Sysco Corp.	(123,234)	(4,905,946)
T-Mobile US, Inc.	(43,354)	(1,740,663)
TEGNA, Inc.	(13,868)	(332,971)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Teleflex, Inc.	(24,419)	$(3,313,414)
Tempur Sealy International, Inc.	(10,021)	(604,667)
Tiffany & Co.	(2,802)	(178,880)
Torchmark Corp.	(14,909)	(810,155)
TripAdvisor, Inc.	(30,741)	(2,052,269)
Twenty-First Century Fox, Inc.	(121,543)	(3,278,015)
Two Harbors Investment Corp.	(347,395)	(2,640,202)
Under Armour, Inc., Class A	(113,951)	(9,734,834)
United Technologies Corp.	(56,949)	(4,993,858)
Valmont Industries, Inc.	(16,738)	(1,784,103)
ViaSat, Inc.	(10,467)	(654,187)
Vista Outdoor, Inc.	(4,697)	(226,442)
WABCO Holdings, Inc.	(24,257)	(2,174,640)
WEC Energy Group, Inc.	(174,147)	(9,618,139)
Welltower, Inc.	(3,264)	(203,086)
Wendy’s Co.	(183,038)	(1,872,479)
Westar Energy, Inc.	(48,658)	(2,119,542)
WisdomTree Investments, Inc.	(72,563)	(870,756)
WP Carey, Inc.	(13,176)	(767,502)
WW Grainger, Inc.	(19,646)	(3,864,172)
Wynn Resorts Ltd.	(48,192)	(3,245,249)
Xcel Energy, Inc.	(2,294)	(87,677)
Yum! Brands, Inc.	(46,953)	(3,397,989)
Zimmer Biomet Holdings, Inc.	(76,319)	(7,575,424)

		(344,764,005)
Total Reference Entity — Short		(351,412,449)
Net Value of Reference Entity — Bank of America N.A.		49,264,099

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2016, expiration date 5/01/17:
Reference Entity — Long
Bermuda
Teekay Corp.	66,662	456,635
Canada
Domtar Corp.	10,637	343,043
Israel
Check Point Software Technologies Ltd.	4,306	339,356
Netherlands
AerCap Holdings NV	6,750	207,293
Puerto Rico
Popular, Inc.	14,874	373,932
United Kingdom
Liberty Global PLC LiLAC, Class A	236	8,307
United States
AbbVie, Inc.	14,056	771,674
ADT Corp.	9,114	269,592
Affiliated Managers Group, Inc.	10,666	1,431,271
Air Lease Corp.	25,660	661,002
Air Products & Chemicals, Inc.	26,973	3,417,749
Altria Group, Inc.	38,003	2,322,363
American Water Works Co., Inc.	25,909	1,681,753
Ameriprise Financial, Inc.	57,952	5,253,349
Anadarko Petroleum Corp.	1,834	71,691
Analog Devices, Inc.	5,283	284,542
Anthem, Inc.	3,682	480,464
Aon PLC	1,663	146,061
Apple, Inc.	1,442	140,364

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Aptargroup, Inc.	34,833	$2,539,326
Archer-Daniels-Midland Co.	20,686	731,250
Ascena Retail Group, Inc.	15,578	114,966
AutoNation, Inc.	13,361	577,863
AutoZone, Inc.	2,418	1,855,549
Avangrid, Inc.	17,211	661,763
Avery Dennison Corp.	6,753	411,190
Babcock & Wilcox Enterprises, Inc.	11,698	241,564
Baxalta, Inc.	8,496	339,925
Belden, Inc.	586	25,034
Bemis Co., Inc.	18,147	868,697
Berry Plastics Group, Inc.	2,218	68,980
Blackstone Mortgage Trust, Inc., Class A	25,587	634,046
Broadridge Financial Solutions, Inc.	16,495	883,472
Brocade Communications Systems, Inc.	8,900	71,022
Bruker Corp.	4,472	99,860
Brunswick Corp.	3,237	128,994
Bunge Ltd.	6,444	399,592
Burlington Stores, Inc.	12,576	675,708
Cardinal Health, Inc.	24,567	1,999,017
Carlisle Cos., Inc.	15,166	1,269,091
CBL & Associates Properties, Inc.	1,883	20,242
CBRE Group, Inc., Class A	18,033	504,383
CDW Corp.	20,125	773,806
Charles River Laboratories International, Inc.	15,776	1,171,052
Church & Dwight Co., Inc.	21,368	1,794,912
Cimarex Energy Co.	1,074	99,882
CIT Group, Inc.	45,061	1,322,540
Citrix Systems, Inc.	4,129	290,929
Clorox Co.	19,103	2,465,242
CME Group, Inc.	14,876	1,336,609
CNA Financial Corp.	4,122	136,974
Cognizant Technology Solutions Corp., Class A	23,360	1,478,922
Colony Capital, Inc., Class A	45,500	783,965
Columbia Pipeline Group, Inc.	5,047	93,622
Comcast Corp., Class A	59,036	3,288,896
Concho Resources, Inc.	4,544	432,271
Constellation Brands, Inc., Class A	783	119,392
Corporate Office Properties Trust	32,406	722,654
CSRA, Inc.	9,509	254,651
Danaher Corp.	25,210	2,184,446
Deluxe Corp.	21,103	1,179,658
Dr Pepper Snapple Group, Inc.	51,526	4,835,200
Dril-Quip, Inc.	328	19,234
Dunkin’ Brands Group, Inc.	5,416	213,174
E*Trade Financial Corp.	20,301	478,292
East West Bancorp, Inc.	5,989	194,163
Eli Lilly & Co.	1,776	140,482
Energizer Holdings, Inc.	10,931	350,229
EP Energy Corp., Class A	31,906	119,328
Essex Property Trust, Inc.	1,785	380,401
Estee Lauder Cos., Inc., Class A	29,341	2,501,320
Extended Stay America, Inc.	107,934	1,382,635
F5 Networks, Inc.	4,143	388,531
Fidelity National Information Services, Inc.	215	12,842
First Data Corp., Class A	14,973	200,189
Fitbit, Inc., Series A	1,720	28,552
Flextronics International Ltd.	128,242	1,343,976
FLIR Systems, Inc.	53,653	1,568,814
Ford Motor Co.	103,344	1,233,927
Four Corners Property Trust, Inc.	1,109	18,742
G-III Apparel Group Ltd.	4,220	208,299
GATX Corp.	23,602	967,210
General Dynamics Corp.	36,743	4,915,111
Gilead Sciences, Inc.	23,444	1,945,852

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
GNC Holdings, Inc., Class A	23,452	$656,890
Hain Celestial Group, Inc.	9,190	334,332
Harman International Industries, Inc.	13,931	1,036,327
Harris Corp.	7,066	614,530
Hershey Co.	5,358	472,093
Hewlett Packard Enterprise Co.	8,485	116,754
Home Depot, Inc.	1,773	222,972
Hospitality Properties Trust	77,209	1,821,360
IAC/InterActiveCorp	4,116	213,785
Illinois Tool Works, Inc.	22,067	1,987,575
Ingersoll-Rand PLC	19,120	984,106
IntercontinentalExchange Group, Inc.	4,999	1,318,736
International Paper Co.	5,403	184,837
Interpublic Group of Cos., Inc.	40,300	904,332
Intuit, Inc.	9,882	943,830
Investors Bancorp, Inc.	2,475	28,933
J.M. Smucker Co.	10,220	1,311,430
JB Hunt Transport Services, Inc.	15,748	1,144,880
JC Penney Co., Inc.	47,638	345,852
Jones Lang LaSalle, Inc.	17,497	2,462,178
Juniper Networks, Inc.	29,796	703,186
Kate Spade & Co.	22,042	392,568
KeyCorp	197,423	2,203,241
Laboratory Corp. of America Holdings	4,746	533,213
Landstar System, Inc.	497	28,533
Level 3 Communications, Inc.	5,985	292,128
Liberty Interactive Corp., Series A	2,393	62,362
Liberty Property Trust	27,254	799,087
Lincoln National Corp.	82,601	3,259,435
Lowe’s Cos., Inc.	26,532	1,901,283
Lumentum Holdings, Inc.	1,077	21,249
Marathon Petroleum Corp.	50,816	2,123,601
MDU Resources Group, Inc.	6,134	103,542
Memorial Resource Development Corp.	22,995	365,850
MetLife, Inc.	684	30,541
Michael Kors Holdings Ltd.	2,447	97,635
Michaels Cos., Inc.	3,555	77,499
Mid-America Apartment Communities, Inc.	21,104	1,979,977
Moody’s Corp.	2,113	188,353
Nasdaq, Inc.	21,204	1,314,648
National Fuel Gas Co.	841	38,123
Newfield Exploration Co.	13,387	389,160
NIKE, Inc., Class B	18,686	1,158,719
O’Reilly Automotive, Inc.	6,105	1,592,794
OGE Energy Corp.	34,201	897,092
PACCAR, Inc.	41,430	2,032,970
Pebblebrook Hotel Trust	22,401	547,032
Penske Automotive Group, Inc.	71,531	2,243,927
Perrigo Co. PLC	283	40,916
Phillips 66	14,298	1,145,985
Pitney Bowes, Inc.	65,655	1,285,525
Post Holdings, Inc.	2,360	138,060
Priceline Group, Inc.	178	189,565
Prologis, Inc.	27,323	1,078,439
Prudential Financial, Inc.	12,966	908,657
Questar Corp.	101,927	2,078,292
Rackspace Hosting, Inc.	5,408	109,296
Realogy Holdings Corp.	13,527	443,686
Regal-Beloit Corp.	33,186	1,865,385
Regions Financial Corp.	93,789	761,567
RLJ Lodging Trust	26,126	477,845
Robert Half International, Inc.	78,440	3,433,319
Ryder System, Inc.	17,028	905,379
Sabre Corp.	5,418	138,755
Salesforce.com, Inc.	3,279	223,169

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
ServiceMaster Global Holdings, Inc.	14,740	$622,175
Simon Property Group, Inc.	27,762	5,171,505
Skyworks Solutions, Inc.	4,706	324,338
Southwest Airlines Co.	1,253	47,138
SPX Corp.	22,578	209,975
SPX FLOW, Inc.	22,569	538,045
St. Jude Medical, Inc.	9,591	506,980
Stanley Black & Decker, Inc.	45,636	4,305,300
Staples, Inc.	104,990	936,511
Starbucks Corp.	61,562	3,741,123
Starwood Hotels & Resorts Worldwide, Inc.	2,004	124,729
Stryker Corp.	8,091	802,223
Summit Materials, Inc., Class A	9,888	156,923
Synchrony Financial	21,973	624,473
Synopsys, Inc.	4,439	190,433
Tanger Factory Outlet Centers, Inc.	36,035	1,152,760
Target Corp.	1,172	84,876
TCF Financial Corp.	3,175	38,132
Team Health Holdings, Inc.	4,179	170,796
Tenet Healthcare Corp.	1,481	40,165
Tesoro Corp.	9,503	829,137
Thor Industries, Inc.	5,274	276,516
Time Warner, Inc.	4,083	287,607
Tractor Supply Co.	5,850	516,613
Tyco International PLC	25,298	869,998
UDR, Inc.	18,945	674,253
Umpqua Holdings Corp.	11,066	160,236
Union Pacific Corp.	19,707	1,418,904
United Therapeutics Corp.	1,423	175,285
Valero Energy Corp.	6,991	474,479
Vantiv, Inc., Class A	19,656	924,815
VCA, Inc.	28,649	1,468,834
Vector Group Ltd.	1,847	43,072
Verint Systems, Inc.	10,045	367,747
Viacom, Inc., Class B	25,274	1,153,505
Voya Financial, Inc.	14,535	444,480
Vulcan Materials Co.	7,095	625,779
Wabtec Corp.	15,487	990,394
Weingarten Realty Investors	103,463	3,609,824
Western Digital Corp.	30,751	1,475,433
WestRock Co.	4,854	171,249
Whirlpool Corp.	219	29,431
Whiting Petroleum Corp.	24,761	181,993
WP GLIMCHER, Inc.	114,466	1,039,351
Xilinx, Inc.	4,979	250,294
Xylem, Inc.	5,695	204,735
Zynga, Inc., Class A	40,689	100,095

		171,690,314
Total Reference Entity — Long		173,418,880

Reference Entity — Short
Bermuda
Golar LNG Ltd.	(18,038)	(335,868)
Canada
Lululemon Athletica, Inc.	(11,818)	(733,543)
Mexico
Southern Copper Corp.	(46,128)	(1,195,638)
Netherlands
Chicago Bridge & Iron Co. NV	(2,273)	(88,238)
QIAGEN NV	(15,346)	(348,507)

		(436,745)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	39

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Panama
Copa Holdings SA, Class A	(9,472)	$(446,131)
United States
ABIOMED, Inc.	(3,709)	(316,489)
Advance Auto Parts, Inc.	(2,398)	(364,616)
AES Corp.	(14,240)	(135,280)
AGCO Corp.	(32,402)	(1,580,246)
Agios Pharmaceuticals, Inc.	(12,064)	(509,342)
Albemarle Corp.	(302)	(15,897)
Alcoa, Inc.	(7,261)	(52,933)
Alere, Inc.	(6,250)	(232,500)
Allegheny Technologies, Inc.	(30,153)	(282,835)
Allegiant Travel Co.	(3,519)	(564,694)
Alliance Data Systems Corp.	(4,395)	(878,077)
Alnylam Pharmaceuticals, Inc.	(1,835)	(126,505)
Ameren Corp.	(4,524)	(203,218)
American Airlines Group, Inc.	(5,656)	(220,527)
American Capital Agency Corp.	(61,485)	(1,049,549)
Anacor Pharmaceuticals, Inc.	(6,955)	(522,529)
Annaly Capital Management, Inc.	(499,103)	(4,741,479)
Arch Capital Group Ltd.	(10,752)	(726,298)
Arista Networks, Inc.	(1,284)	(77,079)
AT&T, Inc.	(17,895)	(645,294)
Athenahealth, Inc.	(604)	(85,647)
Autodesk, Inc.	(8,182)	(383,081)
Avon Products, Inc.	(206,734)	(700,828)
Bank of Hawaii Corp.	(8,052)	(482,556)
Berkshire Hathaway, Inc., Class B	(41,139)	(5,338,608)
Bio-Techne Corp.	(1,851)	(153,059)
Bluebird Bio, Inc.	(799)	(33,047)
Buffalo Wild Wings, Inc.	(2,460)	(374,658)
Cable One, Inc.	(3,276)	(1,408,647)
Cabot Oil & Gas Corp.	(15,832)	(328,514)
CalAtlantic Group, Inc.	(838)	(27,227)
Campbell Soup Co.	(6,969)	(393,121)
CarMax, Inc.	(21,504)	(950,047)
Catalent, Inc.	(3,206)	(75,437)
Cavium, Inc.	(8,661)	(500,346)
Centene Corp.	(16,895)	(1,048,504)
Cepheid, Inc.	(1,914)	(56,367)
Cerner Corp.	(7,537)	(437,221)
Chemed Corp.	(3,651)	(512,308)
Cheniere Energy, Inc.	(11,330)	(340,466)
Chevron Corp.	(24,356)	(2,106,063)
Clean Harbors, Inc.	(19,944)	(883,719)
Coach, Inc.	(6,799)	(251,903)
Coca-Cola Co.	(125,668)	(5,393,671)
Cognex Corp.	(6,612)	(213,237)
Columbia Property Trust, Inc.	(8,441)	(187,981)
CONSOL Energy, Inc.	(40,801)	(323,960)
Cooper Cos., Inc.	(3,539)	(464,140)
Corrections Corp. of America	(26,013)	(749,435)
Covanta Holding Corp.	(44,067)	(623,107)
Credit Acceptance Corp.	(258)	(46,172)
Curtiss-Wright Corp.	(3,587)	(247,503)
CyrusOne, Inc.	(12,509)	(460,957)
Deere & Co.	(68,359)	(5,264,327)
Demandware, Inc.	(14,334)	(608,192)
Dillard’s, Inc., Class A	(123)	(8,660)
Discovery Communications, Inc.	(20,355)	(561,594)
DISH Network Corp.	(11,982)	(578,371)
Dollar Tree, Inc.	(24,121)	(1,961,520)
Donaldson Co., Inc.	(98,380)	(2,772,348)
Dover Corp.	(8,840)	(516,698)
DSW, Inc., Class A	(81,400)	(1,954,414)
Eaton Vance Corp.	(67,604)	(1,937,531)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Education Realty Trust, Inc.	(24,420)	$(954,334)
EI du Pont de Nemours & Co.	(3,697)	(195,054)
Entergy Corp.	(33,304)	(2,350,596)
EPAM Systems, Inc.	(9,005)	(674,475)
Erie Indemnity Co., Class A	(7,673)	(737,452)
Fair Isaac Corp.	(1,225)	(117,073)
FEI Co.	(15,045)	(1,090,010)
First American Financial Corp.	(3,071)	(105,550)
FirstMerit Corp.	(5,885)	(114,051)
Flowserve Corp.	(7,155)	(276,469)
FMC Corp.	(3,719)	(132,843)
Franklin Resources, Inc.	(37,659)	(1,305,261)
Gaming and Leisure Properties, Inc.	(11,158)	(291,001)
Gap, Inc.	(138,166)	(3,415,464)
Gartner, Inc.	(9,444)	(830,033)
General Electric Co.	(175,909)	(5,118,952)
Genesee & Wyoming, Inc., Class A	(944)	(46,804)
Genuine Parts Co.	(5,908)	(509,092)
Genworth Financial, Inc., Class A	(61,049)	(169,716)
GEO Group, Inc.	(17,727)	(524,365)
Groupon, Inc.	(105,093)	(285,853)
GrubHub, Inc.	(6,857)	(129,254)
HCP, Inc.	(32,976)	(1,185,157)
Howard Hughes Corp.	(9,938)	(944,408)
IDEXX Laboratories, Inc.	(1,567)	(109,909)
Illumina, Inc.	(850)	(134,257)
Impax Laboratories, Inc.	(11,638)	(436,076)
Intel Corp.	(60,144)	(1,865,667)
Interactive Brokers Group, Inc., Class A	(1,115)	(35,981)
Intercept Pharmaceuticals, Inc.	(4,285)	(455,196)
Iron Mountain, Inc.	(8,446)	(232,603)
Jarden Corp.	(4,692)	(248,911)
Johnson & Johnson	(19,469)	(2,033,342)
Joy Global, Inc.	(37,250)	(371,382)
KapStone Paper and Packaging Corp.	(42,339)	(625,770)
Kinder Morgan, Inc.	(110,942)	(1,824,996)
Knight Transportation, Inc.	(12,926)	(316,299)
L Brands, Inc.	(2,444)	(234,991)
L-3 Communications Holdings, Inc.	(1,331)	(155,514)
Loews Corp.	(31,090)	(1,150,641)
Louisiana-Pacific Corp.	(118,872)	(1,868,668)
M&T Bank Corp.	(37,771)	(4,161,609)
Manitowoc Co., Inc.	(5,317)	(83,690)
Medicines Co.	(14,379)	(496,938)
Medidata Solutions, Inc.	(991)	(42,345)
Mercury General Corp.	(2,583)	(119,929)
Microsoft Corp.	(84,082)	(4,632,077)
Motorola Solutions, Inc.	(10,108)	(674,911)
Murphy Oil Corp.	(5,829)	(114,307)
National Oilwell Varco, Inc.	(49,276)	(1,603,441)
Netflix, Inc.	(296)	(27,185)
NetSuite, Inc.	(6,602)	(457,981)
Neurocrine Biosciences, Inc.	(1,321)	(56,209)
Norfolk Southern Corp.	(5,221)	(368,080)
Novavax, Inc.	(15,470)	(79,670)
Omega Healthcare Investors, Inc.	(3,088)	(97,920)
Omnicom Group, Inc.	(3,498)	(256,578)
Panera Bread Co., Class A	(1,418)	(275,092)
Paramount Group, Inc.	(134,094)	(2,199,142)
Patterson-UTI Energy, Inc.	(26,646)	(383,169)
PepsiCo, Inc.	(53,076)	(5,270,447)
PG&E Corp.	(8,266)	(453,886)
Philip Morris International, Inc.	(20,361)	(1,832,694)
Piedmont Office Realty Trust, Inc.	(3,604)	(66,710)
Platform Specialty Products Corp.	(1,496)	(11,414)

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
ProAssurance Corp.	(12,221)	$(612,517)
Procter & Gamble Co.	(69,006)	(5,637,100)
PulteGroup, Inc.	(18,134)	(303,926)
Puma Biotechnology, Inc.	(2,656)	(110,861)
Radius Health, Inc.	(2,893)	(92,663)
Range Resources Corp.	(4,234)	(125,157)
Rayonier, Inc.	(43,820)	(924,164)
Realty Income Corp.	(57,062)	(3,183,489)
Royal Caribbean Cruises Ltd.	(22,734)	(1,863,279)
RPC, Inc.	(2,192)	(27,334)
Sally Beauty Holdings, Inc.	(13,850)	(381,706)
Silgan Holdings, Inc.	(96,973)	(5,126,963)
Southern Co.	(82,688)	(4,045,097)
Spectra Energy Corp.	(37,297)	(1,023,803)
Spirit Airlines, Inc.	(191)	(7,984)
Starwood Property Trust, Inc.	(14,020)	(266,941)
State Street Corp.	(29,087)	(1,621,019)
Stericycle, Inc.	(38,258)	(4,604,350)
Superior Energy Services, Inc.	(6,288)	(64,829)
Sysco Corp.	(60,536)	(2,409,938)
T-Mobile US, Inc.	(17,346)	(696,442)
Teledyne Technologies, Inc.	(3,989)	(324,106)
Teradata Corp.	(3,458)	(84,168)
Tesla Motors, Inc.	(350)	(66,920)
Texas Capital Bancshares, Inc.	(11,218)	(400,483)
Tiffany & Co.	(5,518)	(352,269)
Time, Inc.	(2,438)	(36,570)
TripAdvisor, Inc.	(11,281)	(753,120)
Twenty-First Century Fox, Inc.	(23,095)	(622,872)
Two Harbors Investment Corp.	(289,434)	(2,199,698)
Tyler Technologies, Inc.	(169)	(26,543)
Ultragenyx Pharmaceutical, Inc.	(5,209)	(292,485)
Under Armour, Inc., Class A	(4,505)	(384,862)
United Technologies Corp.	(28,463)	(2,495,920)
Valley National Bancorp	(22,814)	(200,763)
Valmont Industries, Inc.	(20,802)	(2,217,285)
Ventas, Inc.	(6,838)	(378,278)
VEREIT, Inc.	(24,977)	(192,573)
Verisk Analytics, Inc., Class A	(19,954)	(1,456,642)
ViaSat, Inc.	(3,322)	(207,625)
Waste Connections, Inc.	(6,936)	(415,952)
WEC Energy Group, Inc.	(24,016)	(1,326,404)
WellCare Health Plans, Inc.	(3,885)	(295,182)
Welltower, Inc.	(27,221)	(1,693,691)
West Pharmaceutical Services, Inc.	(6,941)	(397,164)
Westar Energy, Inc.	(489)	(21,301)
WEX, Inc.	(6,148)	(446,406)
WGL Holdings, Inc.	(4,149)	(277,112)
White Mountains Insurance Group Ltd.	(4,374)	(3,119,056)
WP Carey, Inc.	(35,239)	(2,052,672)
Wynn Resorts Ltd.	(6,230)	(419,528)
Yelp, Inc.	(3,910)	(81,914)
Yum! Brands, Inc.	(23,171)	(1,676,885)

		(170,405,484)
Total Reference Entity — Short		(173,553,409)
Net Value of Reference Entity — Bank of America N.A.		(134,529)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutche Bank AG as of January 31, 2016, expiration dates 2/02/16 — 1/30/17:
	Shares	Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	553,060	$4,064,197
Caltex Australia Ltd.	119,308	3,190,597
CSR Ltd.	1,169,223	2,135,367
Fairfax Media Ltd.	3,068,127	1,946,684
Macquarie Atlas Roads Group	230,563	705,903
Magellan Financial Group Ltd.	20,784	340,690
Orora Ltd.	42,845	66,902
Qantas Airways Ltd.	715,521	1,989,727
REA Group Ltd.	106,022	4,024,300
Stockland	2,105,038	6,176,344
Suncorp Group Ltd.	64,396	537,228
Sydney Airport	647,356	3,048,330

		28,226,269
Austria
Vienna Insurance Group AG	19,123	472,437
Canada
Air Canada	344,914	1,932,740
CAE, Inc.	43,131	450,429
Canfor Corp.	5,821	65,112
Celestica, Inc.	102,920	933,032
CGI Group, Inc., Class A	25,861	1,108,355
Crescent Point Energy Corp.	9,160	101,545
Dollarama, Inc.	30,149	1,617,746
Domtar Corp.	208,888	6,733,801
Gibson Energy, Inc.	21,345	236,625
H&R Real Estate Investment Trust	61,186	823,297
Linamar Corp.	89,417	3,486,937
Manulife Financial Corp.	124,657	1,732,509
Metro, Inc.	247,195	7,306,978
Open Text Corp.	24,111	1,179,647
Power Corp. of Canada	101,925	2,161,604
Raging River Exploration, Inc.	162,574	1,038,645
Ritchie Bros Auctioneers, Inc.	98,503	2,248,644
West Fraser Timber Co. Ltd.	2,048	70,391

		33,228,037
Denmark
Novo Nordisk A/S, Class B	223,259	12,473,124
Finland
Kesko OYJ, Class B	18,308	734,522
Kone OYJ, Class B	146,797	6,452,334
Outokumpu OYJ	242,378	595,869
Stora Enso OYJ, Class R	275,247	2,243,193
UPM-Kymmene OYJ	35,620	580,493

		10,606,411
France
AtoS SE	11,531	911,567
Compagnie de Saint-Gobain	146,649	6,044,030
Faurecia	24,543	891,500
Havas SA	23,699	188,838
Ipsen SA	859	49,512
Peugeot SA	296,238	4,404,987
Total SA	1	44

		12,490,478
Germany
Dialog Semiconductor PLC	54,226	1,658,945
Evonik Industries AG	102,013	3,149,365
KION Group AG	5,099	251,720
OSRAM Licht AG	13,531	604,111

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	41

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Rheinmetall AG	10,752	$768,229
Solarworld AG	10	90

		6,432,460
Hong Kong
Champion REIT	94,000	44,235
HKT Trust & HKT Ltd.	219,000	287,652
Hutchison Telecommunications Hong Kong Holdings Ltd.	450,000	141,900

		473,787
Ireland
Bank of Ireland	2,652,612	874,849
CRH PLC	2,767	73,393
DCC PLC	41,413	3,197,206
Glanbia PLC	47,506	901,919
Kingspan Group PLC	54,869	1,412,904

		6,460,271
Isle of Man
Playtech PLC	77,873	855,786
Italy
A2A SpA	164,209	196,902
Anima Holding SpA	207,582	1,526,366
Autogrill SpA	234,300	1,991,334
Banca Popolare di Milano Scarl	943,778	774,841
Brembo SpA	1,698	69,668
FinecoBank Banca Fineco SpA	47,630	370,175
Hera SpA	217,550	610,637
Intesa Sanpaolo SpA	334,035	951,722
Mediobanca SpA	165,637	1,327,480
Parmalat SpA	22,146	57,539
Prysmian SpA	6,410	131,887
Recordati SpA	39,215	971,950
Snam SpA	249,096	1,397,643
UniCredit SpA	39,802	153,867

		10,532,011
Japan
Adastria Holdings Co. Ltd.	2,600	156,329
Amada Co. Ltd.	29,200	275,785
Asahi Kasei Corp.	841,000	5,464,288
Astellas Pharma, Inc.	881,500	12,205,744
Calsonic Kansei Corp.	42,000	368,907
Canon Marketing Japan, Inc.	30,700	554,485
Dai Nippon Printing Co. Ltd.	27,000	252,606
Dai-ichi Life Insurance Co. Ltd.	110,500	1,527,303
Daifuku Co. Ltd.	7,000	116,883
Denki Kagaku Kogyo KK	11,000	48,750
DIC Corp.	191,000	492,188
Fuji Electric Co. Ltd.	11,000	38,241
Fuji Heavy Industries Ltd.	187,200	7,660,764
Fujitsu General Ltd.	133,000	1,788,415
Glory Ltd.	19,400	620,387
Haseko Corp.	482,400	5,052,430
Hikari Tsushin, Inc.	2,600	171,630
Hitachi Kokusai Electric, Inc.	132,000	1,589,344
Horiba Ltd.	10,700	380,889
Hoya Corp.	167,400	6,462,020
Ichigo Group Holdings Co Ltd.	89,900	308,865
Iida Group Holdings Co. Ltd.	64,500	1,149,836
Isuzu Motors Ltd.	111,500	1,129,823
Japan Aviation Electronics Industry Ltd.	98,000	991,973
Japan Display, Inc.	218,800	506,225
JGC Corp.	9,000	142,767
Kaken Pharmaceutical Co. Ltd.	20,000	1,321,048

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Kikkoman Corp.	14,000	$466,675
Kinden Corp.	12,400	153,773
Konica Minolta, Inc.	32,200	271,413
Kumagai Gumi Co. Ltd.	252,000	745,052
Matsumotokiyoshi Holdings Co. Ltd.	1,000	46,798
Mazda Motor Corp.	82,800	1,506,771
Minebea Co. Ltd.	128,000	1,003,097
Mitsubishi Gas Chemical Co., Inc.	107,000	511,423
Morinaga & Co. Ltd.	30,000	165,247
Murata Manufacturing Co. Ltd.	15,000	1,735,018
NH Foods Ltd.	8,000	155,234
Nissan Motor Co. Ltd.	605,500	6,022,130
Nitto Denko Corp.	23,600	1,357,099
NOK Corp.	7,700	160,083
NTT DoCoMo, Inc.	248,700	5,515,727
Obic Co. Ltd.	8,200	424,759
OKUMA Corp.	117,000	890,887
Penta-Ocean Construction Co. Ltd.	35,200	140,980
Rengo Co. Ltd.	89,000	382,055
Rohto Pharmaceutical Co. Ltd.	55,000	1,026,793
Saizeriya Co. Ltd.	2,700	56,863
Sankyo Co. Ltd.	2,300	87,961
Seiko Epson Corp.	13,000	182,297
Seino Holdings Co Ltd.	13,500	147,057
Senshu Ikeda Holdings, Inc.	110,600	452,136
Skylark Co. Ltd.	118,200	1,369,839
Start Today Co. Ltd.	26,200	834,456
Sumitomo Mitsui Trust Holdings, Inc.	63,000	201,436
Sumitomo Osaka Cement Co. Ltd.	47,000	191,576
Sundrug Co. Ltd.	18,600	1,232,233
Tadano Ltd.	61,000	612,971
Taiyo Yuden Co Ltd.	83,000	960,811
TDK Corp.	31,400	1,724,780
Teijin Ltd.	105,000	384,712
Toho Co. Ltd.	1,800	47,064
Tokai Tokyo Financial Holdings, Inc.	33,900	190,334
Tokyo Gas Co. Ltd.	39,000	179,698
Tokyu Fudosan Holdings Corp.	15,400	100,997
Tosoh Corp.	78,000	377,459
Ulvac, Inc.	7,000	178,326
Yahoo! Japan Corp.	400,200	1,526,729
Yakult Honsha Co. Ltd.	3,000	138,194
Yamato Kogyo Co. Ltd.	21,400	506,665
Zeon Corp.	26,000	175,368

		85,318,901
Netherlands
GrandVision NV	15,125	421,634
Koninklijke BAM Groep NV	221,122	1,188,150
Wereldhave NV	60,440	3,301,920

		4,911,704
New Zealand
Meridian Energy Ltd.	82,426	125,974
Norway
DnB NOR ASA	254,674	3,072,911
Orkla ASA	290,720	2,355,243
Schibsted ASA, Class A	50,270	1,475,482
Seadrill Ltd.	163,125	351,766
Statoil ASA	970,932	13,285,716
TGS Nopec Geophysical Co. ASA	36,761	532,751

		21,073,869
Singapore
Ascendas Real Estate Investment Trust	34,552	56,655
ComfortDelGro Corp. Ltd.	414,100	827,487

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Singapore (continued)
Hutchison Port Holdings Trust	2,529,000	$1,208,371
Singapore Airlines Ltd.	517,600	4,026,702
Singapore Technologies Engineering Ltd.	93,300	189,256
Venture Corp. Ltd.	190,300	1,042,603
Yangzijiang Shipbuilding Holdings Ltd.	2,538,800	1,672,732

		9,023,806
Spain
ACS Actividades de Construction y Servicios SA	2,440	1,084
Aena SA	4,503	501,382
Atresmedia Corp. de Medios de Comunicaion S.A.	6,091	57,803
Banco Popular Espanol SA	995	2,688
Bankinter SA	592	4,131
Mediaset Espana Comunicacion SA	744,461	7,239,792

		7,806,880
Sweden
BillerudKorsnas AB	115,197	1,835,657
Castellum AB	43,763	652,446
Fabege AB	102,815	1,593,994
Hexpol AB	139,233	1,235,521
Intrum Justitia AB	87,374	2,895,263
Securitas AB, Class B	107,549	1,585,284
Skanska AB, Class B	388,237	7,490,487

		17,288,652
Switzerland
Lonza Group AG, Registered Shares	7,525	1,152,825
United Kingdom
ARM Holdings PLC	24,647	351,598
Close Brothers Group PLC	4,702	86,633
Dixons Carphone PLC	32,297	219,035
Domino’s Pizza Group PLC	95,994	1,350,399
easyJet PLC	16,427	364,133
Galliford Try PLC	9,309	197,848
Howden Joinery Group PLC	26,574	190,342
ITV PLC	1,196,759	4,575,055
Persimmon PLC	53,828	1,570,662
Qinetiq Group PLC	915,288	3,036,200
Rightmove PLC	1,457	83,134
Royal Mail PLC	12,795	84,119
Thomas Cook Group PLC	246,815	377,560
Wolseley PLC	44,713	2,218,061

		14,704,779
Total Reference Entity — Long		283,658,461

Reference Entity — Short
Australia
Alumina Ltd.	(135,985)	(101,787)
Bank of Queensland Ltd.	(128,397)	(1,202,734)
Crown Resorts Ltd.	(69,140)	(609,833)
Orica Ltd.	(180,513)	(1,839,589)

		(3,753,943)
Belgium
Colruyt SA	(15,067)	(805,619)
Umicore SA	(79,566)	(2,925,276)

		(3,730,895)
Canada
BlackBerry Ltd.	(359,439)	(2,563,206)
Cineplex, Inc.	(2,814)	(98,226)
Cott Corp.	(31,372)	(321,804)

	Shares	Value
Reference Entity — Short (continued)
Canada (continued)
Empire Co. Ltd.	(28,231)	$(533,626)
First Quantum Minerals Ltd.	(30,749)	(66,507)
Gildan Activewear, Inc.	(3,240)	(81,781)
Manitoba Telecom Services, Inc.	(123,018)	(2,650,213)
Stantec, Inc.	(12,940)	(315,348)
Veresen, Inc.	(32,170)	(183,251)

		(6,813,962)
France
Credit Agricole SA	(149,656)	(1,493,427)
Edenred	(268,497)	(5,051,718)
JCDecaux SA	(44,257)	(1,742,670)
Orpea	(59,782)	(4,732,294)
Societe Television Francaise 1	(64,055)	(720,379)
Zodiac Aerospace	(263,426)	(5,493,224)

		(19,233,712)
Germany
Axel Springer SE	(57,743)	(3,006,819)
Bayerische Motoren Werke AG	(62,678)	(5,220,141)
Deutsche Annington Immobilien SE	(312,642)	(9,528,939)
Deutsche Euroshop AG	(77,882)	(3,330,951)
Fraport AG Frankfurt Airport Services Worldwide	(46,148)	(2,798,952)
Leoni AG	(12,376)	(432,136)
Stroeer SE	(23,365)	(1,375,016)
TAG Immobilien AG	(242,406)	(2,853,661)
United Internet AG	(27,966)	(1,447,337)

		(29,993,952)
Hong Kong
ASM Pacific Technology Ltd.	(880,900)	(6,408,306)
Chow Tai Fook Jewellery Group Ltd.	(2,606,400)	(1,512,669)
Esprit Holdings Ltd.	(2,718,406)	(2,810,905)
Hang Lung Properties Ltd.	(68,000)	(125,435)
Jardine Matheson Holdings Ltd.	(3,500)	(183,872)
Johnson Electric Holdings Ltd.	(62,500)	(184,889)
Li & Fung Ltd.	(126,000)	(72,481)
Melco International Development Ltd.	(266,000)	(323,581)
PCCW Ltd.	(103,000)	(61,785)
Power Assets Holdings Ltd.	(119,000)	(1,087,698)
Swire Pacific Ltd.	(33,500)	(323,168)
VTech Holdings Ltd.	(4,100)	(41,159)
WH Group Ltd.	(51,500)	(29,490)

		(13,165,438)
Japan
Acom Co. Ltd.	(17,100)	(77,705)
Advantest Corp.	(58,700)	(546,251)
Aeon Co. Ltd.	(504,500)	(6,733,134)
Aiful Corp.	(94,900)	(298,332)
Asics Corp.	(122,100)	(2,266,818)
Century Tokyo Leasing Corp.	(2,800)	(103,677)
Coca-Cola East Japan Co. Ltd.	(176,700)	(2,851,429)
Cosmos Pharmaceutical Corp.	(400)	(60,412)
Daihatsu Motor Co. Ltd.	(79,400)	(1,239,533)
Dena Co. Ltd.	(17,300)	(250,385)
Dentsu, Inc.	(167,500)	(8,901,986)
FANUC Corp.	(3,700)	(495,392)
Fast Retailing Co. Ltd.	(2,000)	(646,693)
GS Yuasa Corp.	(19,000)	(66,425)
Hamamatsu Photonics KK	(35,600)	(884,602)
Hitachi Construction Machinery Co. Ltd.	(6,500)	(94,782)
Kaneka Corp.	(74,000)	(708,202)
KDDI Corp.	(124,100)	(3,142,536)
Keyence Corp.	(6,700)	(3,161,633)
Kose Corp.	(6,800)	(632,058)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	43

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Mabuchi Motor Co. Ltd.	(900)	$(48,590)
Makita Corp.	(55,300)	(3,112,653)
Marui Group Co. Ltd.	(15,100)	(239,569)
Maruichi Steel Tube Ltd.	(73,700)	(2,086,975)
Mitsubishi Corp.	(119,000)	(1,907,560)
Mitsubishi Logistics Corp.	(101,000)	(1,384,913)
Next Co. Ltd.	(4,500)	(47,073)
Nichi-iko Pharmaceutical Co. Ltd.	(22,900)	(528,176)
Nidec Corp.	(27,800)	(1,896,760)
Nihon Kohden Corp.	(58,900)	(1,324,501)
Nippon Electric Glass Co. Ltd.	(694,000)	(3,591,915)
Nippon Paint Co. Ltd.	(161,300)	(3,083,132)
Nippon Paper Industries Co. Ltd.	(13,300)	(213,654)
Nippon Shinyaku Co. Ltd.	(22,100)	(769,889)
NTT Urban Development Corp.	(46,500)	(456,529)
Ono Pharmaceutical Co. Ltd.	(2,600)	(419,024)
Onward Holdings Co. Ltd.	(300,000)	(1,881,018)
Seven & i Holdings Co. Ltd.	(16,100)	(718,100)
Shimamura Co. Ltd.	(18,700)	(2,091,796)
SoftBank Group Corp.	(310,000)	(13,650,997)
Sumitomo Metal Mining Co. Ltd.	(5,000)	(53,055)
Taisho Pharmaceutical Holdings Co. Ltd.	(25,600)	(1,725,911)
Tokyo Broadcasting System Holdings, Inc.	(67,000)	(1,020,477)
Toyo Seikan Group Holdings Ltd.	(223,300)	(4,051,887)
Toyo Tire & Rubber Co. Ltd.	(82,900)	(1,773,589)
Tsumura & Co.	(7,700)	(209,745)
UNY Group Holdings Co. Ltd.	(639,200)	(4,095,162)
Yamaha Corp.	(6,200)	(147,984)

		(85,692,619)
Macau
MGM China Holdings Ltd.	(31,600)	(38,042)
Wynn Macau Ltd.	(296,000)	(320,507)

		(358,549)
Mexico
Fresnillo PLC	(71,281)	(737,822)
Netherlands
Altice NV	(28,209)	(406,830)
SBM Offshore NV	(372,108)	(4,912,225)
TomTom NV	(180,621)	(1,874,239)

		(7,193,294)
Singapore
Sembcorp Industries Ltd.	(336,700)	(599,996)
Sweden
Alfa Laval AB	(45,515)	(784,732)
Getinge AB, — B Shares	(155,984)	(3,435,757)
Sandvik AB	(506,315)	(4,236,994)
Skandinaviska Enskilda Banken AB	(137,053)	(1,320,986)

		(9,778,469)
Switzerland
UBS Group AG	(658,596)	(10,883,403)
United Kingdom
Associated British Foods PLC	(206,633)	(9,321,948)
Capita PLC	(38,655)	(650,671)
Centrica PLC	(489,133)	(1,435,168)
Cobham PLC	(821,575)	(2,982,811)
Hargreaves Lansdown PLC	(48,278)	(941,204)
Lancashire Holdings Ltd.	(42,833)	(382,892)
Merlin Entertainments PLC	(249,164)	(1,477,044)
Micro Focus International PLC	(114,709)	(2,272,058)
Old Mutual PLC	(30,926)	(75,449)
Rolls-Royce Holdings PLC	(876,612)	(6,973,045)

	Shares	Value
Reference Entity — Short (continued)
United Kingdom (continued)
SSE PLC	(50,233)	$(1,042,302)
St. James’s Place PLC	(141,367)	(1,935,501)
Standard Chartered PLC	(67,003)	(452,002)
Tesco PLC	(5,276,144)	(13,127,690)

		(43,069,785)
Total Reference Entity — Short		(235,005,839)
Net Value of Reference Entity — Deutche Bank AG		48,652,622

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2016, expiration dates 2/04/16 — 8/03/17:
Reference Entity — Long
Australia
Ansell Ltd.	10,048	144,407
Aristocrat Leisure Ltd.	235,123	1,727,817
CIMIC Group Ltd.	13,014	224,456
Cochlear Ltd.	3,197	214,279
CSR Ltd.	95,291	174,031
Dexus Property Group	38,620	203,694
Downer EDI Ltd.	27,212	60,924
DuluxGroup Ltd.	33,466	155,098
Fairfax Media Ltd.	121,554	77,124
JB Hi-Fi Ltd.	20,117	337,271
National Australia Bank Ltd.	83,353	1,655,891
Perpetual Ltd.	15,482	457,020
Qantas Airways Ltd.	46,296	128,740
QBE Insurance Group Ltd.	6,028	47,154
REA Group Ltd.	6,637	251,922
Suncorp Group Ltd.	77,497	646,523
Sydney Airport	432,206	2,035,212
Tatts Group Ltd.	22,271	66,250
Woodside Petroleum Ltd.	27,443	553,096

		9,160,909
Austria
Erste Group Bank AG	28,169	813,707
Vienna Insurance Group AG	17,245	426,041
Voestalpine AG	5,826	153,218

		1,392,966
Belgium
Ageas	2,593	105,304
bpost SA	18,950	449,549

		554,853
Bermuda
Ship Finance International Ltd.	8,084	108,245
Canada
Canfor Corp.	7,165	80,145
H&R Real Estate Investment Trust	27,723	373,031
Power Corp. of Canada	19,561	414,846

		868,022
Denmark
Topdanmark A/S	33,187	843,375
Tryg A/S	2,406	46,005

		889,380
Finland
Elisa OYJ	37,111	1,344,129
Kesko OYJ, Class B	46,009	1,845,894

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Finland (continued)
Kone OYJ, Class B	57,382	$2,522,176
Nokia OYJ	431,971	3,111,687
Outokumpu OYJ	36,905	90,728
Stora Enso OYJ, Class R	194,510	1,585,207
UPM-Kymmene OYJ	22,485	366,434

		10,866,255
France
AtoS SE	4,245	335,583
Christian Dior SA	4,521	764,621
Compagnie de Saint-Gobain	19,333	796,795
Sanofi	5,087	423,038
Technip SA	33,035	1,539,251
Vallourec SA	11,511	50,720

		3,910,008
Ireland
Beazley PLC	25,448	136,831
CRH PLC	13,633	361,609
Glanbia PLC	68,189	1,294,594
Kingspan Group PLC	46,049	1,185,785

		2,978,819
Isle of Man
Playtech PLC	4,191	46,057
Israel
Check Point Software Technologies Ltd.	6,068	478,219
Italy
A2A SpA	152,851	183,283
Anima Holding SpA	95,941	705,461
Autogrill SpA	47,824	406,460
Brembo SpA	10,492	430,482
Davide Campari-Milano SpA	5,289	46,397
Ferrari NV	2,741	109,010
FinecoBank Banca Fineco SpA	29,924	232,566
Hera SpA	292,014	819,649
Intesa Sanpaolo SpA	366,588	1,044,471
Mediobanca SpA	227,217	1,821,006
Parmalat SpA	326,960	849,502
Poste Italiane SpA	147,279	1,088,911
Prysmian SpA	3,237	66,602
Recordati SpA	3,354	83,129
Telecom Italia SpA, Non-Convertible Savings Shares	198,313	178,474
Terna — Rete Elettrica Nazionale SpA	69,266	371,195
UniCredit SpA	2,335,933	9,030,295
UnipolSai SpA	287,830	611,600

		18,078,493
Japan
Advance Residence Investment Corp.	173	374,557
Aoyama Trading Co. Ltd.	3,400	135,339
Asahi Intecc Co. Ltd.	2,000	92,172
Awa Bank Ltd.	15,000	82,701
Bic Camera, Inc.	15,800	142,160
Calsonic Kansei Corp.	95,000	834,433
Dai Nippon Printing Co. Ltd.	8,000	74,846
Daikyo, Inc.	178,000	287,569
Dainippon Screen Manufacturing Co. Ltd.	44,000	342,421
Ebara Corp.	29,000	128,451
Ezaki Glico Co. Ltd.	25,700	1,404,748
Fukuoka Financial Group, Inc.	18,000	76,392
Furukawa Electric Co. Ltd.	21,000	43,208
Haseko Corp.	22,800	238,796
Hikari Tsushin, Inc.	900	59,410
Horiba Ltd.	2,700	96,112
House Foods Group, Inc.	5,900	117,164

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	47,700	$605,731
Japan Airport Terminal Co. Ltd.	2,000	80,231
Japan Display, Inc.	125,600	290,593
Japan Petroleum Exploration Co.	13,200	342,879
Joyo Bank Ltd.	11,000	44,673
Kumagai Gumi Co. Ltd.	121,000	357,743
Lion Corp.	20,000	185,903
Matsumotokiyoshi Holdings Co. Ltd.	2,800	131,036
Mazda Motor Corp.	14,700	267,506
Mitsubishi Tanabe Pharma Corp.	8,100	133,098
Murata Manufacturing Co. Ltd.	2,600	300,736
Nagase & Co. Ltd.	56,800	680,344
Nexon Co. Ltd.	7,300	118,488
NH Foods Ltd.	36,000	698,554
Nissin Foods Holdings Co. Ltd.	2,800	142,733
Nomura Real Estate Holdings, Inc.	58,200	1,022,058
NS Solutions Corp.	8,500	192,710
OKUMA Corp.	40,000	304,577
Osaka Gas Co. Ltd.	75,000	284,462
Panasonic Corp.	20,800	195,315
Park24 Co. Ltd.	41,400	1,153,301
Pola Orbis Holdings, Inc.	2,000	137,521
Recruit Holdings Co. Ltd.	10,300	325,172
Resona Holdings, Inc.	57,400	263,969
Sankyo Co. Ltd.	6,400	244,761
Sanwa Holdings Corp.	6,600	46,791
Sega Sammy Holdings, Inc.	19,400	182,818
Seiko Holdings Corp.	152,000	722,971
Seino Holdings Co. Ltd.	11,600	126,360
Sojitz Corp.	103,900	224,418
Start Today Co. Ltd.	2,700	85,994
Sugi Holdings Co. Ltd.	3,200	165,919
Sumitomo Mitsui Trust Holdings, Inc.	133,000	425,254
Sumitomo Osaka Cement Co. Ltd.	153,000	623,641
Tadano Ltd.	95,000	954,627
Taisei Corp.	15,000	93,353
Taiyo Yuden Co. Ltd.	51,100	591,535
Toho Co. Ltd.	6,000	156,879
Tokyo Electron Ltd.	800	51,800
Tokyo Tatemono Co. Ltd.	4,700	50,564
Tokyu Fudosan Holdings Corp.	120,700	791,579
TonenGeneral Sekiyu KK	10,000	81,522
Toppan Forms Co. Ltd.	19,700	236,679
Toyobo Co. Ltd.	310,000	407,528
Yahoo! Japan Corp.	142,700	544,388
Yakult Honsha Co. Ltd.	18,100	833,771
Zeon Corp.	95,000	640,767

		21,073,731
Netherlands
Eurocommercial Properties NV CVA	17,465	763,419
GrandVision NV	1,545	43,069
Koninklijke BAM Groep NV	10,642	57,182
Unilever NV CVA	194,132	8,599,301

		9,462,971
Norway
DnB NOR ASA	494,578	5,967,606
Gjensidige Forsikring ASA	26,645	423,977
Nordic American Tankers Ltd.	3,548	45,095
Orkla ASA	38,952	315,566
Schibsted ASA, — B Shares	960	26,959
Schibsted ASA, Class A	81,059	2,379,174
Seadrill Ltd.	130,807	282,075
Storebrand ASA	166,063	676,418
TGS Nopec Geophysical Co. ASA	31,069	450,261

		10,567,131

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	45

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Portugal
Galp Energia SGPS SA	41,087	$487,482
Jeronimo Martins SGPS SA	124,718	1,739,356
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	63,830	463,210

		2,690,048
Spain
ACS Actividades de Construction y Servicios SA	2,411	1,071
Atresmedia Corp. de Medios de Comunicaion S.A.	10,121	96,047
Banco Popular Espanol SA	84	226
Bankinter SA	190,158	1,326,990
Ebro Foods SA	9,973	195,460
NH Hotel Group SA	20,326	84,448
Repsol SA	12,096	125,417
Tecnicas Reunidas SA	8,672	288,963

		2,118,622
Sweden
Castellum AB	68,115	1,015,500
Fabege AB	11,041	171,174
ICA Gruppen AB	42,705	1,510,362
Intrum Justitia AB	3,052	101,132
NCC AB, — B Shares	4,109	139,498
Volvo AB, Class B	12,861	116,815

		3,054,481
Switzerland
Allied World Assurance Co. Holdings AG	14,013	512,736
Banque Cantonale Vaudoise, Registered Shares	113	68,222
GAM Holding AG	22,146	309,392
Lonza Group AG, Registered Shares	1,197	183,379
Straumann Holding AG, Registered Shares	3,955	1,200,828

		2,274,557
United Kingdom
ARM Holdings PLC	6,000	85,592
Atlassian Corp. PLC, Class A	73,899	1,534,882
Close Brothers Group PLC	18,431	339,586
Dixons Carphone PLC	74,461	504,988
GKN PLC	52,913	211,713
Hammerson PLC	29,204	243,973
Howden Joinery Group PLC	221,842	1,588,991
Inchcape PLC	55,287	568,477
Just Eat PLC	11,632	62,297
Moneysupermarket.com Group PLC	45,010	217,786
Rentokil Initial PLC	399,836	895,212
Royal Mail PLC	230,452	1,515,075
Thomas Cook Group PLC	1,076,396	1,646,594
Wolseley PLC	2,352	116,675
Worldpay Group PLC	135,778	605,561

		10,137,402
United States
Aaron’s, Inc.	47,025	1,075,932
ADT Corp.	18,857	557,790
Affiliated Managers Group, Inc.	5,822	781,254
Air Products & Chemicals, Inc.	24,738	3,134,552
Alaska Air Group, Inc.	17,794	1,252,698
Alexandria Real Estate Equities, Inc.	10,464	828,540
Ally Financial, Inc.	466,681	7,396,894
Altria Group, Inc.	52,625	3,215,914
Amdocs Ltd.	54,296	2,972,163
American Water Works Co., Inc.	28,015	1,818,454
Ameriprise Financial, Inc.	201,458	18,262,168
AmerisourceBergen Corp.	109,288	9,787,833
AmTrust Financial Services, Inc.	874	49,984
Anadarko Petroleum Corp.	12,152	475,022

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Analog Devices, Inc.	101,772	$5,481,440
Anthem, Inc.	4,084	532,921
Applied Materials, Inc.	249,250	4,399,263
Aptargroup, Inc.	57,718	4,207,642
ArcBest Corp.	21	431
Archer-Daniels-Midland Co.	5,162	182,477
Armstrong World Industries, Inc.	1,137	43,979
Aspen Insurance Holdings Ltd.	6,924	322,035
Aspen Technology, Inc.	4,263	138,292
AutoNation, Inc.	36,135	1,562,839
Avangrid, Inc.	2,033	78,169
B/E Aerospace, Inc.	27,318	1,105,013
Bemis Co., Inc.	1,879	89,948
Blackstone Mortgage Trust, Inc., Class A	50,369	1,248,144
Bloomin’ Brands, Inc.	27,777	490,542
Blue Buffalo Pet Products, Inc.	61,353	1,044,228
Boeing Co.	29,047	3,489,416
Booz Allen Hamilton Holding Corp.	5,756	162,837
Broadridge Financial Solutions, Inc.	5,441	291,420
Brocade Communications Systems, Inc.	117,718	939,390
Brunswick Corp.	8,214	327,328
Bunge Ltd.	66,656	4,133,339
Burlington Stores, Inc.	6,028	323,884
C.R. Bard, Inc.	982	179,971
Cabot Oil & Gas Corp.	10,474	217,336
Cal-Maine Foods, Inc.	51,488	2,598,599
Camden Property Trust	3,604	274,985
Cardinal Health, Inc.	64,269	5,229,569
Care Capital Properties, Inc.	57,507	1,721,760
Carlisle Cos., Inc.	11,371	951,525
Carter’s, Inc.	6,997	680,248
CBL & Associates Properties, Inc.	36,560	393,020
CBOE Holdings, Inc.	5,437	362,213
CBRE Group, Inc., Class A	88,322	2,470,366
CDW Corp.	2,860	109,967
CenterPoint Energy, Inc.	429,993	7,683,975
Church & Dwight Co., Inc.	176,776	14,849,184
Cintas Corp.	26,418	2,269,835
CIT Group, Inc.	42,413	1,244,822
Citrix Systems, Inc.	5,874	413,882
Clorox Co.	8,597	1,109,443
CME Group, Inc.	6,451	579,622
Coca-Cola Enterprises, Inc.	8,120	376,930
Columbia Pipeline Group, Inc.	12,497	231,819
Comcast Corp., Class A	276,801	15,420,584
Copart, Inc.	2,134	71,510
Cracker Barrel Old Country Store, Inc.	5,122	672,160
Crimson Wine Group Ltd.	1	8
CSRA, Inc.	145,787	3,904,176
CVS Health Corp.	71,711	6,926,565
Deluxe Corp.	44,099	2,465,134
Devon Energy Corp.	229,053	6,390,579
Dick’s Sporting Goods, Inc.	114,439	4,472,276
Dr Pepper Snapple Group, Inc.	156,041	14,642,887
Dunkin’ Brands Group, Inc.	85,359	3,359,730
East West Bancorp, Inc.	19,525	633,001
EMCOR Group, Inc.	1,372	62,700
Energizer Holdings, Inc.	5,958	190,894
EQT Corp.	1,108	68,408
Estee Lauder Cos., Inc., Class A	12,236	1,043,119
F5 Networks, Inc.	63,422	5,947,715
First Data Corp., Class A	72,944	975,261
Fitbit, Inc., Series A	83,274	1,382,348
Flextronics International Ltd.	221,067	2,316,782
FLIR Systems, Inc.	203,085	5,938,205

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
FMC Technologies, Inc.	58,657	$1,475,224
FNF Group	1,473	47,696
Fortune Brands Home & Security, Inc.	35,423	1,721,204
General Dynamics Corp.	170,847	22,854,203
GNC Holdings, Inc., Class A	116,941	3,275,517
Hain Celestial Group, Inc.	18,032	656,004
Harman International Industries, Inc.	5,911	439,719
Harris Corp.	19,139	1,664,519
Hartford Financial Services Group, Inc.	119,181	4,788,693
HollyFrontier Corp.	13,456	470,556
Hospitality Properties Trust	6,239	147,178
Host Hotels & Resorts, Inc.	350,641	4,856,378
Houghton Mifflin Harcourt Co.	2,268	40,461
Hubbell, Inc.	5,003	452,421
Ingersoll-Rand PLC	9,907	509,913
Integrated Device Technology, Inc.	6,336	161,441
IntercontinentalExchange Group, Inc.	51,081	13,475,168
International Paper Co.	13,462	460,535
Interpublic Group of Cos., Inc.	59,142	1,327,146
Intuit, Inc.	24,011	2,293,291
ITC Holdings Corp.	13,449	536,615
Jack in the Box, Inc.	15,938	1,237,426
JB Hunt Transport Services, Inc.	75,817	5,511,896
Jones Lang LaSalle, Inc.	39,507	5,559,425
Journal Media Group, Inc.	10	120
Juniper Networks, Inc.	81,812	1,930,763
KAR Auction Services, Inc.	58,699	1,961,721
KeyCorp	36,797	410,655
Keysight Technologies, Inc.	49,902	1,167,707
Kilroy Realty Corp.	909	50,786
Lam Research Corp.	44,378	3,185,897
Lamar Advertising Co., Class A	802	45,000
Lear Corp.	5,452	566,081
Liberty Interactive Corp., Series A	3,350	87,301
Liberty Property Trust	1,415	41,488
Lincoln National Corp.	66,178	2,611,384
Lowe’s Cos., Inc.	128,712	9,223,502
Macy’s, Inc.	4,757	192,230
Madison Square Garden Co., Class A	1,192	183,663
Mallinckrodt PLC	11,734	681,628
ManpowerGroup, Inc.	1,685	128,650
Marathon Petroleum Corp.	108,656	4,540,734
Masco Corp.	177,114	4,674,038
Maxim Integrated Products, Inc.	3,971	132,631
McKesson Corp.	76,956	12,388,377
Michael Kors Holdings Ltd.	83,168	3,318,403
Michaels Cos., Inc.	2,386	52,015
Microsemi Corp.	17,745	562,517
Mid-America Apartment Communities, Inc.	32,468	3,046,148
Mohawk Industries, Inc.	5,215	867,828
Moody’s Corp.	4,320	385,085
Murphy Oil Corp.	79,725	1,563,407
NCR Corp.	41,933	894,850
New Jersey Resources Corp.	16,085	566,514
Newfield Exploration Co.	2,501	72,704
Nordstrom, Inc.	5,464	268,282
NorthStar Realty Finance Corp.	4,717	55,991
NVR, Inc.	222	366,522
O’Reilly Automotive, Inc.	586	152,887
OGE Energy Corp.	94,826	2,487,286
ON Semiconductor Corp.	25,353	217,022
OneMain Holdings, Inc.	14,708	388,732
Owens Corning	14,929	689,571
PACCAR, Inc.	82,896	4,067,707
Papa John’s International, Inc.	30,547	1,458,619

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Pebblebrook Hotel Trust	33,793	$825,225
Perrigo Co. PLC	509	73,591
Pilgrim’s Pride Corp.	403,255	8,944,196
Pioneer Natural Resources Co.	4,544	563,229
Pitney Bowes, Inc.	15,015	293,994
Prudential Financial, Inc.	64,616	4,528,289
PTC, Inc.	20,466	605,998
Questar Corp.	140,858	2,872,095
Rackspace Hosting, Inc.	23,830	481,604
Realogy Holdings Corp.	105,722	3,467,682
Regal-Beloit Corp.	44,534	2,503,256
Reinsurance Group of America, Inc.	798	67,216
Reliance Steel & Aluminum Co.	12,718	724,163
RLJ Lodging Trust	103,179	1,887,144
Robert Half International, Inc.	165,801	7,257,110
Ryder System, Inc.	3,252	172,909
Scotts Miracle-Gro Co., Class A	28,643	1,967,201
Scripps Networks Interactive, Inc., Class A	126,508	7,713,193
ServiceMaster Global Holdings, Inc.	14,338	605,207
Simon Property Group, Inc.	78,861	14,690,227
Skyworks Solutions, Inc.	46,085	3,176,178
Southwest Airlines Co.	65,616	2,468,474
Spectrum Brands Holdings, Inc.	737	70,044
St. Jude Medical, Inc.	8,815	465,961
Stanley Black & Decker, Inc.	217,839	20,550,931
Synchrony Financial	12,551	356,699
Synopsys, Inc.	87,768	3,765,247
Take-Two Interactive Software, Inc.	2,575	89,353
Tanger Factory Outlet Centers, Inc.	213,354	6,825,194
Target Corp.	25,415	1,840,554
TCF Financial Corp.	13,429	161,282
Team Health Holdings, Inc.	13,147	537,318
Tenet Healthcare Corp.	23,530	638,134
Tesoro Corp.	16,028	1,398,443
Texas Instruments, Inc.	2,153	113,958
Thor Industries, Inc.	22,190	1,163,422
Time Warner, Inc.	35,684	2,513,581
Toll Brothers, Inc.	1,774	48,998
TRI Pointe Homes, Inc.	358,935	3,783,175
Triumph Group, Inc.	7,111	181,331
Umpqua Holdings Corp.	75,846	1,098,250
Vail Resorts, Inc.	1,439	179,875
Valero Energy Corp.	33,552	2,277,174
VCA, Inc.	126,630	6,492,320
Vector Group Ltd.	6,393	149,085
Verint Systems, Inc.	52,454	1,920,341
Viacom, Inc., Class B	188,705	8,612,496
VMware, Inc., Class A	19,966	913,445
Wabtec Corp.	8,335	533,023
Watsco, Inc.	42,260	4,911,035
Weingarten Realty Investors	120,939	4,219,562
Western Digital Corp.	158,973	7,627,525
WestRock Co.	202,880	7,157,606
World Fuel Services Corp.	19,742	768,951
Xilinx, Inc.	91,947	4,622,176
Xylem, Inc.	3,135	112,703
Zayo Group Holdings, Inc.	68,510	1,714,120
Zoetis, Inc.	129,166	5,560,596
Zynga, Inc., Class A	21,957	54,014

		512,002,466
Total Reference Entity — Long		622,713,635

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	47

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Argentina
MercadoLibre, Inc.	(937)	$(92,051)
Canada
Lululemon Athletica, Inc.	(85,637)	(5,315,489)
Ireland
Eaton Corp. PLC	(8,443)	(426,456)
Endo International PLC	(1,540)	(85,424)
Medtronic PLC	(250,345)	(19,006,192)

		(19,518,072)
Netherlands
Chicago Bridge & Iron Co. NV	(89,119)	(3,459,600)
Core Laboratories NV	(18,408)	(1,811,347)

		(5,270,947)
Panama
Copa Holdings SA, Class A	(17,723)	(834,753)
Sweden
Autoliv, Inc.	(43,985)	(4,520,778)
Switzerland
Chubb Ltd.	(10,162)	(1,149,018)
Garmin Ltd.	(208,206)	(7,324,687)

		(8,473,705)
United Kingdom
Pentair PLC	(20,635)	(972,321)
United States
ABIOMED, Inc.	(5,088)	(434,159)
Advance Auto Parts, Inc.	(46,100)	(7,009,505)
AES Corp.	(37,470)	(355,965)
Aflac, Inc.	(38,572)	(2,235,633)
AGCO Corp.	(77,968)	(3,802,499)
Akorn, Inc.	(5,360)	(139,306)
Albemarle Corp.	(2,560)	(134,758)
Alcoa, Inc.	(1,644,561)	(11,988,850)
Alere, Inc.	(1,673)	(62,236)
Allegiant Travel Co.	(8,694)	(1,395,126)
Alliance Data Systems Corp.	(12,348)	(2,467,007)
Alphabet, Inc., Class C	(2,043)	(1,517,847)
Amazon.com, Inc.	(3,604)	(2,115,548)
American Airlines Group, Inc.	(27,729)	(1,081,154)
American Express Co.	(67,032)	(3,586,212)
Annaly Capital Management, Inc.	(1,050,581)	(9,980,519)
Apple Hospitality REIT, Inc.	(2,363)	(43,219)
Arista Networks, Inc.	(1,663)	(99,830)
AT&T, Inc.	(265,315)	(9,567,259)
athenahealth, Inc.	(2,988)	(423,698)
Autodesk, Inc.	(1,070)	(50,097)
Ball Corp.	(4,574)	(305,680)
Bank of Hawaii Corp.	(16,115)	(965,772)
Baxter International, Inc.	(37,746)	(1,381,504)
Berkshire Hathaway, Inc., Class B	(56,492)	(7,330,967)
Boston Scientific Corp.	(17,212)	(301,726)
Buffalo Wild Wings, Inc.	(24,542)	(3,737,747)
Cable One, Inc.	(1,627)	(699,594)
Campbell Soup Co.	(253,801)	(14,316,914)
CarMax, Inc.	(56,739)	(2,506,729)
Catalent, Inc.	(33,701)	(792,985)
Caterpillar, Inc.	(160,386)	(9,982,425)
Cavium, Inc.	(57,132)	(3,300,516)
CDK Global, Inc.	(8,165)	(359,668)
Cerner Corp.	(21,589)	(1,252,378)
Charter Communications, Inc.	(13,092)	(2,243,445)
Cheniere Energy, Inc.	(78,572)	(2,361,089)
Chevron Corp.	(175,548)	(15,179,636)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Clean Harbors, Inc.	(32,286)	$(1,430,593)
Coach, Inc.	(149,214)	(5,528,379)
Coca-Cola Co.	(176,265)	(7,565,294)
Cognex Corp.	(1,774)	(57,211)
Cooper Cos., Inc.	(4,676)	(613,257)
Corning, Inc.	(156,972)	(2,921,249)
Coty, Inc., Class A	(35,547)	(874,812)
Covanta Holding Corp.	(213,152)	(3,013,969)
Credit Acceptance Corp.	(16,060)	(2,874,098)
Cummins, Inc.	(2,131)	(191,556)
Deere & Co.	(363,388)	(27,984,510)
Demandware, Inc.	(46,997)	(1,994,083)
Diebold, Inc.	(163,033)	(4,519,275)
Diplomat Pharmacy, Inc.	(12,606)	(343,009)
DISH Network Corp.	(11,951)	(576,875)
Dollar Tree, Inc.	(142,090)	(11,554,759)
Donaldson Co., Inc.	(76,950)	(2,168,451)
DSW, Inc., Class A	(10,574)	(253,882)
Education Realty Trust, Inc.	(3,490)	(136,389)
Emerson Electric Co.	(161,895)	(7,443,932)
EPAM Systems, Inc.	(624)	(46,738)
Equinix, Inc.	(21,988)	(6,828,813)
Exxon Mobil Corp.	(22,820)	(1,776,537)
Facebook, Inc.	(50,076)	(5,619,028)
FEI Co.	(33,197)	(2,405,123)
FleetCor Technologies, Inc.	(130,196)	(15,993,277)
Franklin Resources, Inc.	(15,187)	(526,381)
Freeport-McMoRan, Inc.	(1,368,828)	(6,296,609)
Gap, Inc.	(142,353)	(3,518,966)
Generac Holdings, Inc.	(120,445)	(3,423,047)
General Electric Co.	(965,056)	(28,083,130)
Global Payments, Inc.	(1,342)	(79,111)
Great Plains Energy, Inc.	(1,671)	(46,587)
GrubHub, Inc.	(56,443)	(1,063,951)
Hanesbrands, Inc.	(155,305)	(4,747,674)
HCP, Inc.	(4,394)	(157,920)
Helmerich & Payne, Inc.	(11,890)	(604,012)
IDEXX Laboratories, Inc.	(735)	(51,553)
Illumina, Inc.	(16,495)	(2,605,385)
Impax Laboratories, Inc.	(136,369)	(5,109,746)
Intel Corp.	(1,910)	(59,248)
International Business Machines Corp.	(582)	(72,628)
Iron Mountain, Inc.	(162,567)	(4,477,095)
j2 Global, Inc.	(11,817)	(856,851)
Johnson & Johnson	(4,680)	(488,779)
Kansas City Southern	(2,629)	(186,344)
Kinder Morgan, Inc.	(47,522)	(781,737)
Knight Transportation, Inc.	(17,278)	(422,793)
LendingClub Corp.	(9,089)	(67,077)
Lennar Corp.	(5,858)	(246,915)
LinkedIn Corp.	(6,421)	(1,270,780)
Loews Corp.	(36,710)	(1,358,637)
Louisiana-Pacific Corp.	(94,174)	(1,480,415)
M&T Bank Corp.	(138,046)	(15,209,908)
Martin Marietta Materials, Inc.	(6,575)	(825,688)
Mattel, Inc.	(7,347)	(202,704)
McDonald’s Corp.	(107,274)	(13,278,376)
Medicines Co.	(110,240)	(3,809,894)
Microchip Technology, Inc.	(137,036)	(6,140,583)
Microsoft Corp.	(406,483)	(22,393,148)
Mondelez International, Inc.	(23,664)	(1,019,918)
Monster Beverage Corp.	(5,503)	(743,070)
NetSuite, Inc.	(43,556)	(3,021,480)
Norwegian Cruise Line Holdings Ltd.	(6,337)	(287,510)
Omega Healthcare Investors, Inc.	(50,219)	(1,592,444)

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Paycom Software, Inc.	(4,181)	$(126,057)
People’s United Financial, Inc.	(23,530)	(338,126)
PG&E Corp.	(11,923)	(654,692)
Philip Morris International, Inc.	(62,752)	(5,648,308)
Platform Specialty Products Corp.	(23,539)	(179,603)
Polaris Industries, Inc.	(25,282)	(1,866,823)
PPL Corp.	(10,602)	(371,706)
Praxair, Inc.	(8,979)	(897,900)
PriceSmart, Inc.	(9,513)	(728,315)
Procter & Gamble Co.	(206,478)	(16,867,188)
PulteGroup, Inc.	(12,696)	(212,785)
Rayonier, Inc.	(362,822)	(7,651,916)
Realty Income Corp.	(31,898)	(1,779,589)
Royal Caribbean Cruises Ltd.	(171,741)	(14,075,892)
Royal Gold, Inc.	(3,907)	(116,390)
RSP Permian, Inc.	(42,031)	(989,830)
Southern Co.	(84,784)	(4,147,633)
SS&C Technologies Holdings, Inc.	(1,090)	(70,076)
State Street Corp.	(166,497)	(9,278,878)
Stericycle, Inc.	(20,863)	(2,510,862)
Sun Communities, Inc.	(73,297)	(4,880,847)
SYNNEX Corp.	(17,605)	(1,477,940)
Sysco Corp.	(239,537)	(9,535,968)
T-Mobile US, Inc.	(26,750)	(1,074,012)
TEGNA, Inc.	(48,408)	(1,162,276)
Teleflex, Inc.	(14,023)	(1,902,781)
Tempur Sealy International, Inc.	(21,695)	(1,309,076)
Tiffany & Co.	(11,750)	(750,120)
Torchmark Corp.	(33,513)	(1,821,096)
TreeHouse Foods, Inc.	(757)	(60,075)
TripAdvisor, Inc.	(16,144)	(1,077,773)
Twenty-First Century Fox, Inc.	(56,508)	(1,524,021)
Two Harbors Investment Corp.	(82,890)	(629,964)
Under Armour, Inc., Class A	(218,217)	(18,642,278)
United Technologies Corp.	(26,969)	(2,364,912)
USG Corp.	(157,859)	(2,824,097)
Valmont Industries, Inc.	(1,944)	(207,211)
Veeva Systems, Inc., Class A	(86,108)	(2,075,203)
Ventas, Inc.	(4,174)	(230,906)
Verisk Analytics, Inc., Class A	(2,715)	(198,195)
ViaSat, Inc.	(18,978)	(1,186,125)
Vista Outdoor, Inc.	(1,710)	(82,439)
WABCO Holdings, Inc.	(17,817)	(1,597,294)
WEC Energy Group, Inc.	(127,268)	(7,029,012)
Welltower, Inc.	(5,286)	(328,895)
Wendy’s Co.	(101,357)	(1,036,882)
Westar Energy, Inc.	(135,475)	(5,901,291)
WEX, Inc.	(5,163)	(374,885)
WisdomTree Investments, Inc.	(154,149)	(1,849,788)
Wolverine World Wide, Inc.	(265,703)	(4,493,038)
WP Carey, Inc.	(4,829)	(281,289)
WW Grainger, Inc.	(9,440)	(1,856,754)
Wynn Resorts Ltd.	(21,954)	(1,478,382)
Xcel Energy, Inc.	(5,416)	(207,000)
Yum! Brands, Inc.	(71,691)	(5,188,278)
Zillow Group, Inc.	(31,711)	(650,075)

		(532,635,142)
Total Reference Entity — Short		(577,633,258)
Net Value of Reference Entity — Goldman Sachs & Co.		45,080,377

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2016, expiration dates 5/04/17 — 8/02/17:
	Shares	Value
Reference Entity — Long
Canada
Domtar Corp.	2,224	$71,724
Israel
Check Point Software Technologies Ltd.	1,398	110,176
Netherlands
AerCap Holdings NV	3,710	113,934
United Kingdom
Liberty Global PLC LiLAC, Class A	2,070	72,864
United States
ADT Corp.	1,332	39,401
Air Lease Corp.	4,015	103,427
Air Products & Chemicals, Inc.	328	41,561
Amdocs Ltd.	1,166	63,827
Ameriprise Financial, Inc.	3,080	279,202
Anadarko Petroleum Corp.	3,674	143,617
Analog Devices, Inc.	3,722	200,467
Archer-Daniels-Midland Co.	2,753	97,319
AutoNation, Inc.	2,098	90,739
Avangrid, Inc.	3,300	126,885
Axalta Coating Systems Ltd.	1,029	24,500
Babcock & Wilcox Enterprises, Inc.	5,885	121,525
Baxalta, Inc.	3,993	159,760
B/E Aerospace, Inc.	495	20,023
Bemis Co., Inc.	1,213	58,067
Berry Plastics Group, Inc.	3,533	109,876
Big Lots, Inc.	1,468	56,929
Blackstone Mortgage Trust, Inc., Class A	2,463	61,033
Bloomin’ Brands, Inc.	4,764	84,132
Broadridge Financial Solutions, Inc.	2,710	145,148
Bruker Corp.	4,590	102,495
Brunswick Corp.	328	13,071
Burlington Stores, Inc.	1,803	96,875
California Resources Corp.	52,954	75,724
Carlisle Cos., Inc.	1,107	92,634
CBL & Associates Properties, Inc.	1,413	15,190
Church & Dwight Co., Inc.	151	12,684
Cimarex Energy Co.	538	50,034
Citrix Systems, Inc.	1,168	82,297
Clorox Co.	1,212	156,408
CME Group, Inc.	1,797	161,460
CNA Financial Corp.	2,169	72,076
Colony Capital, Inc., Class A	4,683	80,688
Columbia Pipeline Group, Inc.	1,913	35,486
Constellation Brands, Inc., Class A	447	68,158
CSRA, Inc.	3,836	102,728
CVS Health Corp.	38,599	3,728,277
Devon Energy Corp.	306	8,537
Dunkin’ Brands Group, Inc.	6,854	269,773
Energizer Holdings, Inc.	2,245	71,930
EP Energy Corp., Class A	17,497	65,439
Essex Property Trust, Inc.	158	33,672
E*Trade Financial Corp.	754	17,764
Extended Stay America, Inc.	18,245	233,719
F5 Networks, Inc.	1,295	121,445
First Data Corp., Class A	7,838	104,794
Fitbit, Inc., Series A	7,379	122,491
FLIR Systems, Inc.	3,782	110,586
Ford Motor Co.	2,794	33,360
G-III Apparel Group Ltd.	1,633	80,605
GATX Corp.	430	17,621
General Dynamics Corp.	872	116,647

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	49

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Gilead Sciences, Inc.	271	$22,493
GNC Holdings, Inc., Class A	2,098	58,765
Harman International Industries, Inc.	3,090	229,865
Hewlett Packard Enterprise Co.	1,920	26,419
Ingersoll-Rand PLC	2,107	108,448
Intercontinental Exchange, Inc.	354	93,385
International Paper Co.	707	24,186
Intuit, Inc.	93	8,883
Investors Bancorp, Inc.	5,589	65,336
JB Hunt Transport Services, Inc.	1,250	90,875
Juniper Networks, Inc.	3,535	83,426
KeyCorp	4,925	54,963
Laboratory Corp. of America Holdings	500	56,175
Level 3 Communications, Inc.	1,039	50,714
Liberty Interactive Corp QVC Group, Series A	3,911	101,921
Liberty Property Trust	2,216	64,973
Lumentum Holdings, Inc.	12,314	242,955
Marathon Petroleum Corp.	3,607	150,737
Memorial Resource Development Corp.	8,012	127,471
Michael Kors Holdings Ltd.	3,543	141,366
Michaels Cos., Inc.	9,210	200,778
NCR Corp.	339	7,235
Newfield Exploration Co.	8,232	239,304
NIKE, Inc., Class B	544	33,733
OGE Energy Corp.	11,717	307,337
PACCAR, Inc.	1,784	87,541
Pebblebrook Hotel Trust	5,130	125,275
Penske Automotive Group, Inc.	682	21,394
Perrigo Co. PLC	316	45,687
Post Holdings, Inc.	2,197	128,524
Priceline Group, Inc.	53	56,443
Prologis, Inc.	1,249	49,298
Prudential Financial, Inc.	989	69,309
Questar Corp.	10,593	215,991
Realogy Holdings Corp.	5,515	180,892
Regal-Beloit Corp.	5,541	311,460
RLJ Lodging Trust	2,753	50,352
Ryder System, Inc.	70	3,722
Sabre Corp.	4,235	108,458
Salesforce.com, Inc.	938	63,840
SPX Corp.	1,857	17,270
SPX FLOW, Inc.	4,805	114,551
Summit Materials, Inc., Class A	9,214	146,226
Synchrony Financial	9,533	270,928
Synopsys, Inc.	4,827	207,078
Tanger Factory Outlet Centers, Inc.	5,535	177,065
TCF Financial Corp.	8,021	96,332
Team Health Holdings, Inc.	980	40,053
Telephone & Data Systems, Inc.	1,489	34,530
Tenet Healthcare Corp.	628	17,031
TerraForm Power, Inc., Class A	3,768	37,341
Tesoro Corp.	638	55,665
Thor Industries, Inc.	925	48,498
United Therapeutics Corp.	1,063	130,940
Vantiv, Inc., Class A	1,312	61,730
VCA, Inc.	2,047	104,950
Vector Group Ltd.	1,037	24,183
VeriFone Systems, Inc.	1,866	43,646
Voya Financial, Inc.	4,338	132,656
Vulcan Materials Co.	1,132	99,843
Watsco, Inc.	9,295	1,080,172
Weingarten Realty Investors	2,490	86,876
Western Digital Corp.	939	45,053
WP Glimcher, Inc.	33,190	301,365
Xylem, Inc.	1,680	60,396

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Zynga, Inc., Class A	20,569	$50,600

		15,977,013
Total Reference Entity — Long		16,345,711

Reference Entity — Short
Bermuda
Golar LNG, Ltd.	(4,511)	(83,995)
Netherlands
Chicago Bridge & Iron Co. NV	(9,855)	(382,571)
Panama
Copa Holdings SA, Class A	(4,811)	(226,598)
Sweden
Autoliv, Inc.	(15,882)	(1,632,352)
Switzerland
Garmin, Ltd.	(11,716)	(412,169)
United States
3D Systems Corp.	(104,455)	(836,685)
AGCO Corp.	(3,972)	(193,714)
Agios Pharmaceuticals, Inc.	(2,717)	(114,712)
Allegheny Technologies, Inc.	(36,843)	(345,587)
athenahealth, Inc.	(19)	(2,694)
Buffalo Wild Wings, Inc.	(8,321)	(1,267,288)
Coach, Inc.	(253)	(9,374)
CONSOL Energy, Inc.	(10,428)	(82,798)
Coty, Inc., Class A	(31,049)	(764,116)
Credit Acceptance Corp.	(798)	(142,810)
Demandware, Inc.	(6,032)	(255,938)
FEI Co.	(78)	(5,651)
Gap, Inc.	(11,509)	(284,502)
Generac Holdings, Inc.	(22,587)	(641,923)
GrubHub, Inc.	(34,149)	(643,709)
Inovalon Holdings, Inc.	(5,071)	(85,598)
Intercept Pharmaceuticals, Inc.	(359)	(38,137)
Intrexon Corp.	(2,030)	(59,154)
LendingClub Corp.	(8,020)	(59,188)
Manitowoc Co., Inc.	(3,563)	(56,082)
Novavax, Inc.	(46,473)	(239,336)
NOW, Inc.	(23,552)	(319,365)
Platform Specialty Products Corp.	(22,723)	(173,376)
Polaris Industries, Inc.	(5,034)	(371,711)
PRA Group, Inc.	(1,522)	(45,280)
Puma Biotechnology, Inc.	(984)	(41,072)
Realty Income Corp.	(23,998)	(1,338,848)
RPC, Inc.	(34,266)	(427,297)
SunPower Corp.	(509)	(12,949)
Sysco Corp.	(782)	(31,131)
Tesla Motors, Inc.	(4,581)	(875,887)
Under Armour, Inc., Class A	(5,536)	(472,940)
Veeva Systems, Inc., Class A	(20,560)	(495,496)
ViaSat, Inc.	(7,620)	(476,250)
WisdomTree Investments, Inc.	(11,798)	(141,576)
WW Grainger, Inc.	(7,262)	(1,428,363)
Wynn Resorts Ltd.	(9,431)	(635,084)

		(13,415,621)
Total Reference Entity — Short		(16,153,306)
Net Value of Reference Entity — Goldman Sachs & Co.		192,405

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2016, expiration date 3/14/16:
	Shares	Value
Reference Entity — Long
Australia
Ansell Ltd.	144,551	$2,077,449
Aristocrat Leisure Ltd.	784,038	5,761,554
BlueScope Steel Ltd.	27,036	90,461
Caltex Australia Ltd.	70,578	1,887,434
CIMIC Group Ltd.	122,398	2,111,031
Coca-Cola Amatil Ltd.	122,858	735,524
Cochlear Ltd.	7,584	508,317
CSR Ltd.	1,731,669	3,162,570
Dexus Property Group	430,110	2,268,536
Downer EDI Ltd.	22,600	50,598
DuluxGroup Ltd.	80,869	374,786
Fairfax Media Ltd.	6,296,297	3,994,912
JB Hi-Fi Ltd.	79,354	1,330,407
Lend Lease Group	81,887	764,667
Macquarie Atlas Roads Group	71,319	218,354
Magellan Financial Group Ltd.	65,933	1,080,769
Mirvac Group	32,685	44,629
National Australia Bank Ltd.	21,520	427,516
Nufarm Ltd.	9,051	43,752
Orora Ltd.	869,757	1,358,122
Perpetual Ltd.	48,468	1,430,750
Platinum Asset Management Ltd.	96,148	445,084
Qantas Airways Ltd.	880,817	2,449,383
REA Group Ltd.	88,647	3,364,793
Stockland	1,455,545	4,270,682
Suncorp Group Ltd.	158,846	1,325,182
Super Retail Group Ltd.	6,329	46,261
Sydney Airport	2,621,133	12,342,635
Tabcorp Holdings Ltd.	15,390	50,594
Tatts Group Ltd.	22,332	65,593
Woodside Petroleum Ltd.	30,085	606,344

		54,688,689
Austria
Erste Group Bank AG	76,958	2,223,055
Vienna Insurance Group AG	87,819	2,169,584

		4,392,639
Bermuda
Frontline Ltd.	199,824	440,420
Canada
Air Canada	401,282	2,248,600
CAE, Inc.	58,204	607,841
Canfor Corp.	28,063	313,903
CCL Industries, Inc., Class B	28,132	3,966,072
Celestica, Inc.	89,213	808,769
CGI Group, Inc., Class A	49,145	2,106,264
Crescent Point Energy Corp.	45,820	507,948
Dollarama, Inc.	1,605	86,122
Domtar Corp.	245,450	7,912,429
Gibson Energy, Inc.	81,922	908,165
H&R Real Estate Investment Trust	149,422	2,010,568
Home Capital Group, Inc.	4,032	82,776
Linamar Corp.	104,763	4,085,376
Manulife Financial Corp.	130,532	1,814,161
Metro, Inc.	136,824	4,044,459
Open Text Corp.	117,177	5,732,966
Power Corp. of Canada	213,491	4,527,673
Raging River Exploration, Inc.	181,642	1,160,465
Ritchie Bros Auctioneers, Inc.	168,994	3,857,826
SNC-Lavalin Group, Inc.	44,876	1,282,949
TELUS Corp.	207,190	5,763,577

	Shares	Value
Reference Entity — Long (continued)
Canada (continued)
Tourmaline Oil Corp.	9,309	$185,595
West Fraser Timber Co. Ltd.	30,719	1,055,836

		55,070,340
Denmark
Jyske Bank A/S	7,375	323,845
Novo Nordisk A/S, Class B	349,849	19,545,506
Topdanmark A/S	80,028	2,033,736

		21,903,087
Finland
Elisa OYJ	116,525	4,220,437
Huhtamaki OYJ	42,300	1,495,285
Kesko OYJ, Class B	34,260	1,374,521
Kone OYJ, Class B	439,236	19,306,234
Neste Oil OYJ	5,092	159,529
Nokia OYJ	521,757	3,758,457
Orion OYJ, Class B	40,795	1,345,916
Outokumpu OYJ	132,019	324,559
Sampo OYJ, Class A	19,220	930,714
Stora Enso OYJ, Class R	561,012	4,572,105
UPM-Kymmene OYJ	9,217	150,208

		37,637,965
France
AtoS SE	14,026	1,108,805
Compagnie de Saint-Gobain	200,233	8,252,454
Faurecia	59,378	2,156,848
Havas SA	21,338	170,025
Ipsen SA	14,583	840,558
Peugeot SA	164,019	2,438,923
Safran SA	118,331	7,665,776
Sanofi	10,694	889,320
Technip SA	29,358	1,367,923

		24,890,632
Germany
Dialog Semiconductor PLC	14,027	429,130
Evonik Industries AG	209,411	6,464,976
KION Group AG	25,159	1,242,010
OSRAM Licht AG	19,148	854,891
Rheinmetall AG	17,228	1,230,939
Salzgitter AG	28,515	609,082

		10,831,028
Hong Kong
Champion REIT	338,000	159,058
Hutchison Telecommunications Hong Kong Holdings Ltd.	842,000	265,510
Kerry Properties Ltd.	451,500	1,044,957
New World Development Co. Ltd.	215,000	174,081

		1,643,606
Ireland
Beazley PLC	20,132	108,247
CRH PLC	89,328	2,369,385
DCC PLC	68,240	5,268,330
Glanbia PLC	250,426	4,754,432
Kingspan Group PLC	92,117	2,372,059

		14,872,453
Isle of Man
Playtech PLC	80,977	889,897
Italy
A2A SpA	2,408,435	2,887,941
Anima Holding SpA	195,099	1,434,577

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	51

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Italy (continued)
Autogrill SpA	384,748	$3,270,002
Banca Mediolanum SpA	6,757	45,090
Banca Popolare di Milano Scarl	2,434,935	1,999,078
Brembo SpA	36,185	1,484,656
Davide Campari-Milano SpA	41,962	368,103
FinecoBank Banca Fineco SpA	153,321	1,191,595
Hera SpA	1,511,115	4,241,522
Intesa Sanpaolo SpA	2,394,294	6,821,748
Mediobanca SpA	1,237,614	9,918,726
Parmalat SpA	144,985	376,697
Poste Italiane SpA	61,462	454,421
Prysmian SpA	11,365	233,836
Recordati SpA	19,294	478,205
Snam SpA	843,560	4,733,099
Terna — Rete Elettrica Nazionale SpA	123,322	660,881
UniCredit SpA	508,209	1,964,644
Unipol Gruppo Finanziario SpA	56,983	233,477
UnipolSai SpA	112,207	238,425

		43,036,723
Japan
Adastria Holdings Co. Ltd.	3,500	210,443
Advance Residence Investment Corp.	434	939,640
Amada Co. Ltd.	23,700	223,839
Asahi Intecc Co. Ltd.	3,900	179,736
Asahi Kasei Corp.	632,000	4,106,338
Astellas Pharma, Inc.	723,600	10,019,372
Autobacs Seven Co. Ltd.	13,000	227,296
Awa Bank Ltd.	25,000	137,836
Bic Camera, Inc.	15,100	135,862
Calsonic Kansei Corp.	132,000	1,159,423
Canon Marketing Japan, Inc.	19,700	355,809
COLOPL, Inc.	4,600	87,277
Dai Nippon Printing Co. Ltd.	80,000	748,463
Dai-ichi Life Insurance Co. Ltd.	408,500	5,646,183
Daifuku Co. Ltd.	45,100	753,059
Daikyo, Inc.	228,000	368,346
Dainippon Screen Manufacturing Co. Ltd.	92,000	715,971
Denki Kagaku Kogyo KK	13,000	57,614
DIC Corp.	273,000	703,493
Ebara Corp.	123,000	544,808
Ezaki Glico Co. Ltd.	23,100	1,262,634
FamilyMart Co. Ltd.	1,200	56,156
Fuji Electric Co. Ltd.	196,000	681,378
Fuji Heavy Industries Ltd.	201,400	8,241,869
Fujitsu General Ltd.	400,000	5,378,691
Fujitsu Ltd.	363,000	1,515,859
Fukuoka Financial Group, Inc.	31,000	131,563
Furukawa Electric Co. Ltd.	190,000	390,929
Glory Ltd.	22,000	703,531
GungHo Online Entertainment, Inc.	27,000	70,921
Haseko Corp.	739,200	7,742,032
Heiwa Corp.	7,100	138,293
Hikari Tsushin, Inc.	2,400	158,427
Hitachi Kokusai Electric, Inc.	70,000	842,834
Horiba Ltd.	20,000	711,941
House Foods Group, Inc.	5,000	99,292
Hoya Corp.	115,600	4,462,422
Ichigo Group Holdings Co. Ltd.	83,400	286,533
Iida Group Holdings Co. Ltd.	49,500	882,432
Isetan Mitsukoshi Holdings Ltd.	276,200	3,507,395
Isuzu Motors Ltd.	76,000	770,103
Japan Aviation Electronics Industry Ltd.	25,000	253,054
Japan Display, Inc.	746,500	1,727,133
Japan Petroleum Exploration Co.	14,500	376,647
Japan Tobacco, Inc.	241,400	9,454,122

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
JGC Corp.	5,000	$79,315
Joyo Bank Ltd.	14,000	56,857
Kaken Pharmaceutical Co. Ltd.	18,000	1,188,944
Kikkoman Corp.	22,000	733,347
Kinden Corp.	7,700	95,488
Kirin Holdings Co. Ltd.	3,600	51,124
Kobayashi Pharmaceutical Co. Ltd.	11,400	971,354
Konica Minolta, Inc.	64,800	546,197
Kumagai Gumi Co. Ltd.	2,129,000	6,294,505
Kyoritsu Maintenance Co. Ltd.	700	52,740
Lion Corp.	46,000	427,578
M3, Inc.	4,900	112,384
Matsumotokiyoshi Holdings Co. Ltd.	16,300	762,814
Mazda Motor Corp.	163,800	2,980,786
Minebea Co. Ltd.	244,000	1,912,153
Mitsubishi Gas Chemical Co., Inc.	100,000	477,966
Mitsubishi Tanabe Pharma Corp.	52,100	856,098
Morinaga & Co. Ltd.	235,000	1,294,432
Murata Manufacturing Co. Ltd.	80,300	9,288,129
Nagase & Co. Ltd.	46,800	560,565
Nexon Co. Ltd.	46,900	761,246
NH Foods Ltd.	85,000	1,649,364
Nishi-Nippon Railroad Co. Ltd.	8,000	50,022
Nissan Motor Co. Ltd.	183,400	1,824,044
Nissin Foods Holdings Co. Ltd.	8,700	443,491
Nitto Denko Corp.	25,900	1,489,358
Nomura Holdings, Inc.	27,900	151,412
Nomura Real Estate Holdings, Inc.	69,800	1,225,767
NS Solutions Corp.	5,600	126,962
NTT DoCoMo, Inc.	93,400	2,071,447
Obic Co. Ltd.	12,500	647,498
OKUMA Corp.	112,000	852,815
Osaka Gas Co. Ltd.	15,000	56,892
Panasonic Corp.	84,600	794,407
Park24 Co. Ltd.	38,500	1,072,514
Pola Orbis Holdings, Inc.	4,600	316,299
Recruit Holdings Co. Ltd.	33,400	1,054,441
Rengo Co. Ltd.	21,000	90,148
Resona Holdings, Inc.	269,400	1,238,906
Rohto Pharmaceutical Co. Ltd.	27,500	513,397
Saizeriya Co. Ltd.	11,400	240,086
Sankyo Co. Ltd.	10,600	405,385
Santen Pharmaceutical Co. Ltd.	4,100	65,497
Sanwa Holdings Corp.	14,600	103,507
Sega Sammy Holdings, Inc.	54,600	514,529
Seibu Holdings, Inc.	8,700	174,003
Seiko Epson Corp.	3,400	47,678
Seiko Holdings Corp.	461,000	2,192,694
Seino Holdings Co. Ltd.	78,000	849,665
Senshu Ikeda Holdings, Inc.	295,600	1,208,422
Skylark Co. Ltd.	53,100	615,385
Start Today Co. Ltd.	69,100	2,200,799
Sugi Holdings Co. Ltd.	7,300	378,503
Sumitomo Dainippon Pharma Co. Ltd.	141,500	1,576,625
Sumitomo Mitsui Trust Holdings, Inc.	1,441,000	4,607,450
Sumitomo Osaka Cement Co. Ltd.	373,000	1,520,379
Sumitomo Realty & Development Co. Ltd.	3,000	84,097
Sundrug Co. Ltd.	20,300	1,344,856
T&D Holdings, Inc.	14,900	170,497
Tadano Ltd.	310,000	3,115,098
Taisei Corp.	32,000	199,154
Taiyo Yuden Co. Ltd.	199,100	2,304,789
Takashimaya Co. Ltd.	9,000	77,083
TDK Corp.	17,000	933,798
Teijin Ltd.	99,000	362,729

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Temp Holdings Co. Ltd.	15,100	$223,408
Toho Co. Ltd.	12,900	337,290
Tokai Tokyo Financial Holdings, Inc.	100,700	565,388
Tokyo Electron Ltd.	4,200	271,952
Tokyo Gas Co. Ltd.	67,000	308,712
Tokyo Tatemono Co. Ltd.	6,100	65,626
Tokyu Fudosan Holdings Corp.	120,500	790,268
TonenGeneral Sekiyu KK	54,000	440,220
Toppan Forms Co. Ltd.	35,400	425,301
Tosoh Corp.	189,000	914,611
Toyo Suisan Kaisha Ltd.	2,600	90,040
Toyobo Co. Ltd.	37,000	48,640
Toyota Industries Corp.	1,700	85,323
Ulvac, Inc.	10,200	259,846
Yahoo! Japan Corp.	808,000	3,082,452
Yakult Honsha Co. Ltd.	92,100	4,242,557
Yamato Kogyo Co. Ltd.	34,900	826,290
Zenkoku Hosho Co. Ltd.	27,900	874,398
Zeon Corp.	141,000	951,033

		162,436,268
Luxembourg
RTL Group SA	3,526	285,599
Netherlands
Eurocommercial Properties NV CVA	28,848	1,260,985
GrandVision NV	7,141	199,067
Koninklijke BAM Groep NV	257,118	1,381,566
Unilever NV CVA	28,830	1,277,058
Wereldhave NV	66,119	3,612,172
Wolters Kluwer NV	39,197	1,334,792

		9,065,640
Norway
DnB NOR ASA	1,358,135	16,387,334
Gjensidige Forsikring ASA	18,884	300,484
Norsk Hydro ASA	1,540,429	5,121,028
Orkla ASA	1,101,653	8,924,945
Schibsted ASA, — B Shares	9,233	259,285
Schibsted ASA, Class A	147,176	4,319,782
Seadrill Ltd.	449,291	968,861
Storebrand ASA	485,154	1,976,157
Subsea 7 SA	1,225,139	7,336,295
TGS Nopec Geophysical Co. ASA	327,794	4,750,484

		50,344,655
Portugal
Jeronimo Martins SGPS SA	522,739	7,290,281
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	335,468	2,434,467

		9,724,748
Singapore
Ascendas Real Estate Investment Trust	59,550	97,643
Capitaland Mall Trust	727,700	1,022,402
ComfortDelGro Corp. Ltd.	1,568,600	3,134,499
Hutchison Port Holdings Trust	5,273,100	2,519,519
Singapore Airlines Ltd.	475,000	3,695,293
Singapore Technologies Engineering Ltd.	291,700	591,703
Venture Corp. Ltd.	122,200	669,501
Yangzijiang Shipbuilding Holdings Ltd.	611,600	402,963

		12,133,523
Spain
ACS Actividades de Construction y Servicios SA	5,039	2,238
Aena SA	24,448	2,722,138
Atresmedia Corp. de Medios de Comunicaion SA	27,687	262,745

	Shares	Value
Reference Entity — Long (continued)
Spain (continued)
Banco Popular Espanol SA	392	$1,060
Bankinter SA	145,596	1,016,021
Ebro Foods SA	8,160	159,927
Ferrovial SA	42,680	935,240
Mediaset Espana Comunicacion SA	951,348	9,251,743
NH Hotel Group SA	78,738	327,132
Repsol SA	155,030	1,607,426
Tecnicas Reunidas SA	68,320	2,276,515

		18,562,185
Sweden
BillerudKorsnas AB	41,259	657,460
Castellum AB	99,221	1,479,248
Fabege AB	120,979	1,875,600
Hexpol AB	281,078	2,494,221
ICA Gruppen AB	139,403	4,930,313
Intrum Justitia AB	200,223	6,634,677
NCC AB, — B Shares	18,149	616,146
Skanska AB, Class B	262,881	5,071,919
Volvo AB, Class B	55,207	501,437

		24,261,021
Switzerland
Banque Cantonale Vaudoise, Registered Shares	3,040	1,835,365
GAM Holding AG	12,063	168,527
Georg Fischer AG, Registered Shares	322	212,797
Lonza Group AG, Registered Shares	46,703	7,154,868
Partners Group Holding AG	8,800	3,173,760
Straumann Holding AG, Registered Shares	7,549	2,292,047
Swiss Life Holding AG, Registered Shares	23,241	5,924,235

		20,761,599
United Kingdom
ARM Holdings PLC	558,882	7,972,652
Berkeley Group Holdings PLC	17,999	909,967
Britvic PLC	7,393	76,326
Close Brothers Group PLC	94,806	1,746,777
Dixons Carphone PLC	129,092	875,490
Domino’s Pizza Group PLC	119,290	1,678,117
easyJet PLC	72,606	1,609,436
Galliford Try PLC	6,870	146,011
GKN PLC	63,381	253,597
Hammerson PLC	76,669	640,500
Howden Joinery Group PLC	237,341	1,700,006
Inchcape PLC	106,853	1,098,693
ITV PLC	648,568	2,479,392
Moneysupermarket.com Group PLC	288,479	1,395,836
Persimmon PLC	54,994	1,604,685
Qinetiq Group PLC	1,146,180	3,802,116
Rentokil Initial PLC	1,212,594	2,714,934
Rightmove PLC	7,729	441,006
Royal Mail PLC	597,485	3,928,082
Sky PLC	28,337	438,448
Thomas Cook Group PLC	2,421,127	3,703,668
Wolseley PLC	38,754	1,922,455
Worldpay Group PLC	47,570	212,159

		41,350,353
Total Reference Entity — Long		619,223,070

Reference Entity — Short
Australia
ALS Ltd.	(1,036,214)	(2,456,998)
Alumina Ltd.	(634,947)	(475,268)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	53

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Australia (continued)
Bank of Queensland Ltd.	(418,263)	$(3,917,997)
Orica Ltd.	(69,630)	(709,592)
Sonic Healthcare Ltd.	(9,660)	(125,798)

		(7,685,653)
Belgium
Anheuser-Busch InBev NV	(77,281)	(9,719,364)
Colruyt SA	(13,005)	(695,366)
Umicore SA	(71,607)	(2,632,660)

		(13,047,390)
Canada
Agnico Eagle Mines Ltd.	(162,884)	(4,827,571)
Agrium, Inc.	(42,219)	(3,686,365)
Barrick Gold Corp.	(230,197)	(2,288,989)
Cameco Corp.	(4,842)	(58,792)
Canadian Imperial Bank of Commerce	(38,905)	(2,533,866)
Canadian Utilities Ltd.	(2,095)	(54,031)
Cineplex, Inc.	(36,077)	(1,259,308)
Concordia Healthcare Corp.	(1,631)	(44,556)
Constellation Software, Inc.	(1,262)	(459,433)
Cott Corp.	(11,314)	(116,055)
Detour Gold Corp.	(5,205)	(63,312)
DH Corp.	(35,296)	(792,894)
Eldorado Gold Corp.	(250,965)	(569,683)
Empire Co. Ltd.	(36,997)	(699,322)
Enbridge, Inc.	(5,817)	(202,052)
First Quantum Minerals Ltd.	(586,023)	(1,267,506)
Franco-Nevada Corp.	(221,469)	(9,806,355)
Gildan Activewear, Inc.	(447,100)	(11,285,214)
Goldcorp, Inc.	(50,869)	(579,534)
Great-West Lifeco, Inc.	(9,634)	(238,770)
Husky Energy, Inc.	(11,544)	(114,871)
Jean Coutu Group PJC, Inc., Class A	(5,513)	(77,487)
Loblaw Cos. Ltd.	(9,725)	(456,712)
Manitoba Telecom Services, Inc.	(241,304)	(5,198,483)
Norbord, Inc.	(90,045)	(1,572,204)
Northland Power, Inc.	(58,927)	(817,718)
Pembina Pipeline Corp.	(2,334)	(53,048)
Rogers Communications, Inc.	(5,535)	(189,531)
Silver Wheaton Corp.	(150,503)	(1,773,720)
Stantec, Inc.	(14,353)	(349,783)
Teck Resources Ltd.	(19,000)	(70,933)
TransCanada Corp.	(7,913)	(274,800)
Veresen, Inc.	(53,214)	(303,125)

		(52,086,023)
Denmark
Novozymes A/S, — B Shares	(3,694)	(154,184)
France
Arkema SA	(4,012)	(250,593)
Credit Agricole SA	(391,862)	(3,910,417)
Edenred	(296,410)	(5,576,896)
GDF Suez	(25,446)	(406,005)
JCDecaux SA	(49,066)	(1,932,030)
Orpea	(19,326)	(1,529,830)
Societe Television Francaise 1	(67,131)	(754,972)
Zodiac Aerospace	(117,777)	(2,456,005)

		(16,816,748)
Germany
Alstria Office REIT-AG	(161,367)	(2,010,303)
Axel Springer SE	(156,696)	(8,159,544)
Bayerische Motoren Werke AG	(99,472)	(8,284,532)
Bilfinger SE	(91,023)	(4,017,862)
Deutsche Annington Immobilien SE	(159,450)	(4,859,838)

	Shares	Value
Reference Entity — Short (continued)
Germany (continued)
Deutsche Bank AG	(457,745)	$(8,203,229)
Deutsche Euroshop AG	(52,122)	(2,229,216)
Deutsche Lufthansa AG	(32,570)	(477,595)
ElringKlinger AG	(13,337)	(337,335)
Fraport AG Frankfurt Airport Services Worldwide	(55,903)	(3,390,608)
LEG Immobilien AG	(57,065)	(4,632,096)
Leoni AG	(20,646)	(720,902)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(13,415)	(2,584,687)
RWE AG	(43,134)	(604,200)
Stroeer SE	(22,238)	(1,308,693)
TAG Immobilien AG	(194,947)	(2,294,962)
ThyssenKrupp AG	(46,335)	(715,934)
United Internet AG	(74,372)	(3,849,006)
Volkswagen AG	(143,249)	(17,056,997)

		(75,737,539)
Hong Kong
AIA Group Ltd.	(267,000)	(1,484,376)
ASM Pacific Technology Ltd.	(100,200)	(728,928)
Cathay Pacific Airways Ltd.	(28,000)	(44,191)
Cheung Kong Infrastructure Holdings Ltd.	(745,000)	(7,007,055)
Chow Tai Fook Jewellery Group Ltd.	(99,800)	(57,921)
CK Hutchison Holdings Ltd.	(62,500)	(780,919)
Esprit Holdings Ltd.	(230,500)	(238,343)
Hang Lung Properties Ltd.	(2,037,000)	(3,757,504)
HK Electric Investments & HK Electric Investments Ltd.	(2,322,000)	(1,817,436)
Hong Kong & China Gas Co. Ltd.	(238,000)	(418,938)
Hong Kong Exchanges and Clearing Ltd.	(520,700)	(11,539,043)
Jardine Matheson Holdings Ltd.	(184,900)	(9,713,686)
Jardine Strategic Holdings Ltd.	(39,000)	(1,068,195)
Johnson Electric Holdings Ltd.	(3,000)	(8,875)
Li & Fung Ltd.	(2,278,000)	(1,310,409)
Melco International Development Ltd.	(1,252,000)	(1,523,023)
MTR Corp. Ltd.	(144,500)	(654,228)
PCCW Ltd.	(93,000)	(55,786)
Power Assets Holdings Ltd.	(376,000)	(3,436,760)
Swire Pacific Ltd.	(50,500)	(487,164)
VTech Holdings Ltd.	(19,000)	(190,737)
WH Group Ltd.	(15,525,500)	(8,890,175)
Wharf Holdings Ltd.	(195,000)	(912,546)

		(56,126,238)
Italy
Yoox SpA	(29,059)	(999,840)
Japan
Acom Co. Ltd.	(1,136,800)	(5,165,789)
Aeon Co. Ltd.	(209,200)	(2,792,015)
Aiful Corp.	(208,700)	(656,080)
Ajinomoto Co. Inc.	(6,000)	(142,705)
Asics Corp.	(63,000)	(1,169,611)
Century Tokyo Leasing Corp.	(15,400)	(570,225)
Coca-Cola East Japan Co. Ltd.	(42,500)	(685,828)
COOKPAD, Inc.	(120,700)	(1,580,084)
Daihatsu Motor Co. Ltd.	(101,300)	(1,581,419)
Dena Co. Ltd.	(181,200)	(2,622,528)
Dentsu, Inc.	(200,200)	(10,639,866)
Disco Corp.	(1,700)	(161,699)
DMG Mori Seiki Co. Ltd.	(5,500)	(52,108)
Fast Retailing Co. Ltd.	(6,100)	(1,972,412)
FUJIFILM Holdings Corp.	(32,300)	(1,248,002)
GMO Payment Gateway, Inc.	(16,600)	(863,036)
GS Yuasa Corp.	(419,000)	(1,464,835)
Hamamatsu Photonics KK	(40,500)	(1,006,359)
Jafco Co. Ltd.	(6,300)	(204,371)

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
JFE Holdings, Inc.	(5,100)	$(69,136)
Kagome Co. Ltd.	(64,200)	(1,108,875)
Kaneka Corp.	(85,000)	(813,475)
Kansai Paint Co. Ltd.	(13,000)	(181,629)
Kawasaki Kisen Kaisha Ltd.	(744,000)	(1,335,656)
KDDI Corp.	(74,700)	(1,891,599)
Keyence Corp.	(6,100)	(2,878,502)
Kose Corp.	(3,800)	(353,209)
Kyocera Corp.	(56,300)	(2,347,674)
Makita Corp.	(64,000)	(3,602,348)
Marui Group Co. Ltd.	(16,100)	(255,435)
Maruichi Steel Tube Ltd.	(37,400)	(1,059,062)
MISUMI Group, Inc.	(16,900)	(206,673)
Mitsubishi Corp.	(65,300)	(1,046,754)
MonotaRO Co. Ltd.	(140,800)	(3,254,894)
Next Co. Ltd.	(103,000)	(1,077,450)
Nichi-iko Pharmaceutical Co. Ltd.	(3,200)	(72,345)
Nidec Corp.	(22,400)	(1,528,325)
Nihon Kohden Corp.	(47,400)	(1,065,897)
Nippon Electric Glass Co. Ltd.	(254,000)	(1,314,620)
Nippon Paint Co. Ltd.	(123,600)	(2,362,524)
Nippon Paper Industries Co. Ltd.	(54,300)	(872,287)
Nippon Shinyaku Co. Ltd.	(32,300)	(1,125,222)
Nipro Corp.	(26,200)	(260,512)
NTT Urban Development Corp.	(28,500)	(279,808)
Ono Pharmaceutical Co. Ltd.	(2,500)	(402,907)
Onward Holdings Co. Ltd.	(50,000)	(313,503)
OSG Corp.	(9,900)	(161,995)
Otsuka Holdings Co. Ltd.	(3,600)	(119,390)
Sankyu, Inc.	(35,000)	(172,377)
Seven & i Holdings Co. Ltd.	(69,800)	(3,113,252)
Shimamura Co. Ltd.	(31,500)	(3,523,613)
Shiseido Co. Ltd.	(174,800)	(3,299,564)
SoftBank Group Corp.	(178,700)	(7,869,139)
Sony Corp.	(5,900)	(122,956)
Sosei Group Corp.	(3,400)	(344,260)
Square Enix Holdings Co. Ltd.	(10,600)	(251,024)
Sumitomo Chemical Co. Ltd.	(10,000)	(49,808)
Sumitomo Metal Mining Co. Ltd.	(52,000)	(551,775)
Suzuki Motor Corp.	(54,000)	(1,657,960)
Taisho Pharmaceutical Holdings Co. Ltd.	(17,400)	(1,173,080)
Terumo Corp.	(5,000)	(156,114)
THK Co. Ltd.	(15,300)	(244,474)
Tokyo Broadcasting System Holdings, Inc.	(10,800)	(164,495)
Tokyo Electric Power Co., Inc.	(71,000)	(351,877)
Topcon Corp.	(4,900)	(68,037)
Toyo Seikan Group Holdings Ltd.	(127,300)	(2,309,920)
Toyo Tire & Rubber Co. Ltd.	(69,100)	(1,478,347)
Tsumura & Co.	(21,600)	(588,376)
Unicharm Corp.	(11,100)	(213,583)
UNY Group Holdings Co. Ltd.	(399,000)	(2,556,273)
Yamada Denki Co. Ltd.	(205,300)	(994,199)
Yamaha Corp.	(20,100)	(479,755)

		(97,674,936)
Luxembourg
APERAM	(75,040)	(2,344,244)
SES SA	(214,429)	(5,606,775)

		(7,951,019)
Macau
Wynn Macau Ltd.	(758,400)	(821,190)
Mexico
Fresnillo PLC	(785,021)	(8,125,672)

	Shares	Value
Reference Entity — Short (continued)
Netherlands
Altice NV	(12,649)	$(182,424)
Koninklijke Philips NV	(67,037)	(1,785,177)
SBM Offshore NV	(194,930)	(2,573,285)
TomTom NV	(74,361)	(771,617)

		(5,312,503)
Singapore
Neptune Orient Lines Ltd.	(1,427,000)	(1,241,921)
UOL Group Ltd.	(113,800)	(450,841)

		(1,692,762)
Spain
Acerinox SA	(176,406)	(1,590,956)
Banco Bilbao Vizcaya Argentaria SA	(229,743)	(1,478,758)
Banco de Sabadell SA	(44,112)	(79,840)
Banco Santander SA	(146,657)	(628,488)
Bankia SA	(483,251)	(480,904)
Distribuidora Internacional de Alimentacion SA	(540,096)	(2,911,359)
Gamesa Corp. Tecnologica SA	(18,612)	(347,832)
Gas Natural SDG SA	(12,329)	(242,191)
Iberdrola SA	(35,343)	(248,435)
Telefonica SA	(368,540)	(3,889,747)

		(11,898,510)
Sweden
Getinge AB, — B Shares	(208,281)	(4,587,669)
Sandvik AB	(119,138)	(996,982)
Skandinaviska Enskilda Banken AB	(389,516)	(3,754,351)
Telefonaktiebolaget LM Ericsson, — B Shares	(70,651)	(627,556)

		(9,966,558)
Switzerland
Aryzta AG	(2,152)	(98,461)
Barry Callebaut AG	(4,182)	(4,787,542)
Chocoladefabriken Lindt & Spruengli AG	(11)	(64,456)
Coca-Cola HBC AG	(3,299)	(67,556)
DKSH Holding AG	(47,728)	(2,938,858)
Dufry AG	(266,538)	(28,901,349)
Holcim Ltd.	(283,084)	(11,914,699)
Novartis AG	(321,716)	(24,924,436)
Zurich Insurance Group AG	(58,098)	(12,878,313)

		(86,575,670)
United Kingdom
Antofagasta PLC	(1,220,413)	(6,660,023)
Associated British Foods PLC	(246,595)	(11,124,776)
Babcock International Group PLC	(19,822)	(259,758)
BBA Aviation PLC	(19,724)	(45,950)
Capita PLC	(148,430)	(2,498,489)
Centrica PLC	(1,217,276)	(3,571,616)
CNH Industrial NV	(2,107,018)	(13,144,993)
Cobham PLC	(446,800)	(1,622,152)
Hargreaves Lansdown PLC	(91,145)	(1,776,918)
HSBC Holdings PLC	(796,087)	(5,614,417)
Inmarsat PLC	(3,770)	(59,357)
J Sainsbury PLC	(535,217)	(1,879,192)
Lancashire Holdings Ltd.	(9,112)	(81,454)
Merlin Entertainments PLC	(260,183)	(1,542,365)
Micro Focus International PLC	(127,568)	(2,526,758)
Ocado Group PLC	(850,318)	(3,216,668)
Old Mutual PLC	(155,012)	(378,176)
Pearson PLC	(491,799)	(5,552,155)
Pennon Group PLC	(35,888)	(454,893)
Randgold Resources Ltd.	(216,514)	(15,366,063)
Rolls-Royce Holdings PLC	(3,033,468)	(10,771,727)
RPC Group PLC	(54,699)	(587,610)
Sports Direct International PLC	(100,321)	(596,544)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	55

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United Kingdom (continued)
SSE PLC	(125,751)	$(2,609,251)
St. James’s Place PLC	(95,175)	(1,303,071)
Standard Chartered PLC	(286,709)	(1,934,137)
Tesco PLC	(7,509,128)	(18,683,627)

		(113,862,140)
United States
Thomson Reuters Corp.	(2,581)	(96,541)
Total Reference Entity — Short		(566,631,116)
Net Value of Reference Entity — UBS AG		52,591,954

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Assets — Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$1,119,584	—	—	—	$1,119,584
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	55,715,524	—	—	—	55,715,524

Total		—	—	$56,835,108	—	—	—	$56,835,108

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	$1,083,455	—	—	—	$1,083,455
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	10,991,510	—	—	—	10,991,510

Total		—	—	$12,074,965	—	—	—	$12,074,965

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	$(7,774,449)	—	—	—	$(7,774,449)
Swaps	—	—	(11,820,290)	—	—	—	(11,820,290)

Total	—	—	$(19,594,739)	—	—	—	$(19,594,739)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(503,183)	—	—	—	$(503,183)
Swaps	—	—	(16,171,412)	—	—	—	(16,171,412)

Total	—	—	$(16,674,595)	—	—	—	$(16,674,595)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$122,760,777
Total return swaps:
Average notional value	$138,798,712

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments:	Assets	Liabilities
Financial futures contracts	$3,466,178	—
Swaps — OTC[1]	55,715,524	$10,991,510

Total derivative assets and liabilities in the Statements of Assets and Liabilities	59,181,702	10,991,510

Derivatives not subject to an MNA	(3,466,178)	—

Total derivative assets and liabilities subject to an MNA	$55,715,524	$10,991,510

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Deutsche Bank AG.	$22,644,227	—	—	$(22,644,227)	—
Goldman Sachs & Co.	734,651	$(734,651)	—	—	—
UBS AG	32,336,646	—	—	(28,646,807)	$3,689,839

Total	$55,715,524	$(734,651)	—	(51,291,034)	$3,689,839

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Bank of America N.A.	$9,988,413	—	—	$(9,988,413)	—
Goldman Sachs & Co	1,003,097	$(734,651)	—	—	$268,446

Total	$10,991,510	$(734,651)	—	$(9,988,413)	$268,446

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[5] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$989,221	—	—	$989,221
Preferred Securities	—	—	$10,370,240	10,370,240
Short-Term Securities	1,735,765,982	—	—	1,735,765,982

Total	$1,736,755,203	—	$10,370,240	$1,747,125,443

[1] See above Schedule of Investments for values in each country.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity Contracts	$1,119,584	$55,715,524	—	$56,835,108
Liabilities:
Equity Contracts	(1,083,455)	(10,991,510)	—	(12,074,965)

Total	$36,129	$44,724,014	—	$44,760,143

[1] Derivative financial instruments are financial futures contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	57

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,340,996	—	—	$1,340,996
Cash pledged for financial futures contracts	8,809,100	—	—	8,809,100
Cash pledged as collateral for OTC derivatives	12,100,000	—	—	12,100,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(58,146,807)	—	(58,146,807)

Total	$22,250,096	$(58,146,807)	—	$(35,896,711)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JANUARY 31, 2016

Statements of Assets and Liabilities

January 31, 2016 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$266,555,606	$1,735,765,982
Investments at value — unaffiliated[2]	—	11,359,461
Foreign currency at value[3]	—	1,340,996
Cash pledged:
OTC derivatives	—	12,100,000
Financial futures contracts	—	8,809,100
Receivables:
Investments sold	—	19,770
Capital shares sold	678,173	7,243,054
Unrealized appreciation on OTC swaps	9,829,156	55,715,524
Variation margin receivable on financial futures contracts	—	3,466,178
Prepaid expenses	33,637	84,273

Total assets	277,096,572	1,835,904,338

Liabilities
Cash received as collateral for OTC derivatives	6,649,817	58,146,807
Unrealized depreciation on OTC swaps	208,748	10,991,510
Payables:
Capital shares redeemed	530,012	5,267,433
Investment advisory fees	330,816	2,096,087
To the Manager	18,945	4,819
Administration fees	13,688	89,775
Service and distribution fees	9,339	124,864
Trustees fees	7,494	9,997
Swaps	502	—
Other accrued expenses	376,713	628,084

Total liabilities	8,146,074	77,359,376

Net Assets	$268,950,498	$1,758,544,962

Net Assets Consist of
Paid-in capital	$296,306,389	$1,803,330,104
Accumulated net investment loss	(8,117,267)	(28,229,087)
Accumulated net realized loss	(28,859,032)	(64,555,353)
Net unrealized appreciation (depreciation)	9,620,408	47,999,298

Net Assets	$268,950,498	$1,758,544,962

Net Asset Value
Institutional:
Net assets	$246,746,518	$1,441,708,108

Shares outstanding[4]	26,010,257	126,725,379

Net asset value	$9.49	$11.38

Investor A:
Net assets	$15,014,689	$226,820,014

Shares outstanding[4]	1,596,053	20,030,658

Net asset value	$9.41	$11.32

Investor C:
Net assets	$7,189,291	$90,016,840

Shares outstanding[4]	786,897	8,099,692

Net asset value	$9.14	$11.11

[1] Investments at cost — affiliated	$266,555,606	$1,735,765,982
[2] Investments at cost — unaffiliated	—	$8,140,076
[3] Foreign currency at cost	—	$1,362,979

[4] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	59

Statements of Operations

Six Months Ended January 31, 2016 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$250,512	$1,496,082

Expenses
Investment advisory	2,345,033	13,219,467
Transfer agent — class specific	256,636	706,041
Administration	66,443	358,401
Accounting services	63,113	210,432
Service and distribution — class specific	62,625	761,907
Professional	49,374	64,164
Registration	36,380	76,640
Administration — class specific	31,267	181,092
Printing	18,110	24,437
Custodian	11,512	38,544
Officer and Trustees	8,623	25,674
Recoupment of past waived fees — class specific	5,845	4,819
Miscellaneous	34,014	32,689

Total expenses	2,988,975	15,704,307
Less fees waived by the Manager	(101,064)	(581,884)
Less administration fees waived — class specific	(26,665)	—
Less transfer agent fees waived and/or reimbursed — class specific	(62,627)	—

Total expenses after fees waived and/or reimbursed	2,798,619	15,122,423

Net investment loss	(2,548,107)	(13,626,341)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	122,121
Financial futures contracts	—	(7,774,449)
Swaps	(12,311,718)	(11,820,290)
Foreign currency transactions		231,365

	(12,311,718)	(19,241,253)

Net change in unrealized appreciation (depreciation) on:
Investments	—	2,009,165
Financial futures contracts	—	(503,183)
Swaps	6,724,159	(16,171,412)
Foreign currency translations	—	21,687

	6,724,159	(14,643,743)

Total realized and unrealized loss	(5,587,559)	(33,884,996)

Net Decrease in Net Assets Resulting from Operations	$(8,135,666)	$(47,511,337)

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JANUARY 31, 2016

Statements of Changes in Net Assets

	BlackRock Emerging Markets Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment loss	$(2,548,107)	$(8,922,117)
Net realized gain (loss)	(12,311,718)	19,596,396
Net change in unrealized appreciation (depreciation)	6,724,159	(32,301,484)

Net decrease in net assets resulting from operations	(8,135,666)	(21,627,205)

Distributions to Shareholders[1]
From net realized gain:
Institutional	(3,004,653)	—
Investor A	(187,418)	—
Investor C	(89,473)	—

Decrease in net assets resulting from distributions to shareholders	(3,281,544)	—

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(148,030,214)	(140,171,036)

Net Assets
Total decrease in net assets	(159,447,424)	(161,798,241)
Beginning of period	428,397,922	590,196,163

End of period	$268,950,498	$428,397,922

Accumulated net investment loss, end of period	$(8,117,267)	$(5,569,160)

[1]	Distributions for annual periods are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	61

Statements of Changes in Net Assets

	BlackRock Global Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment loss	$(13,626,341)	$(27,456,233)
Net realized gain (loss)	(19,241,253)	28,904,152
Net change in unrealized appreciation (depreciation)	(14,643,743)	33,068,774

Net increase (decrease) in net assets resulting from operations	(47,511,337)	34,516,693

Distributions to Shareholders[1]
From net realized gain:
Institutional	(27,244,588)	(1,390,162)
Investor A	(3,362,215)	(265,166)
Investor C	(1,181,063)	(120,722)

Decrease in net assets resulting from distributions to shareholders	(31,787,866)	(1,776,050)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	14,666,603	389,805,258

Net Assets
Total increase (decrease) in net assets	(64,632,600)	422,545,901
Beginning of period	1,823,177,562	1,400,631,661

End of period	$1,758,544,962	$1,823,177,562

Accumulated net investment loss, end of period	$(28,229,087)	$(14,602,746)

[1]	Distributions for annual periods are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund

	Institutional
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,					Period October 6, 2011[1] to July 31, 2012
		2015		2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.84	$10.34		$10.73	$10.73		$10.00

Net investment loss[2]	(0.08)	(0.17)		(0.18)	(0.17)		(0.14)
Net realized and unrealized gain (loss)	(0.16)	(0.33)		(0.15)	0.21		0.89

Net increase (decrease) from investment operations	(0.24)	(0.50)		(0.33)	0.04		0.75

Distributions:[3]
From net investment income	—	—		—	—		(0.02)
From net realized gain	(0.11)	—		(0.06)	(0.04)		—

Total distributions	(0.11)	—		(0.06)	(0.04)		(0.02)

Net asset value, end of period	$9.49	$9.84		$10.34	$10.73		$10.73

Total Return[4]
Based on net asset value	(2.44)% [5]	(4.84)%		(3.09)%	0.33%		7.47%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.87% [7,8]	1.86%	[7]	1.85% [9]	1.84%	[9]	2.13%	[8,9,1][0]

Total expenses after fees waived and/or reimbursed	1.75% [7,8]	1.75%	[7]	1.75% [9]	1.71%	[9]	1.75%	[8,9]

Net investment loss	(1.59)% [7,8]	(1.68)%	[7]	(1.72)% [9]	(1.61)%	[9]	(1.61)%	[8,9]

Supplemental Data
Net assets, end of period (000)	$246,747	$400,181		$509,665	$433,886		$126,707

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes recoupment of past waived fees, excluding the recoupment of past waived fees for the six months ended January 31, 2016 and the years ended July 31, 2015, July 31, 2014, July 31, 2013 and the period ended July 31, 2012, the ratios would have been 1.87%, 1.85%, 1.84%, 1.81% and 2.13%, respectively.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[1][0]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.15%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	63

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor A
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,					Period October 6, 2011[1] to July 31, 2012
		2015		2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.78	$10.29		$10.69	$10.71		$10.00

Net investment loss[2]	(0.09)	(0.19)		(0.20)	(0.20)		(0.16)
Net realized and unrealized gain (loss)	(0.17)	(0.32)		(0.15)	0.21		0.88

Net increase (decrease) from investment operations	(0.26)	(0.51)		(0.35)	0.01		0.72

Distributions:[3]
From net investment income	—	—		—	—		(0.01)
From net realized gain	(0.11)	—		(0.05)	(0.03)		—

Total distributions	(0.11)	—		(0.05)	(0.03)		(0.01)

Net asset value, end of period	$9.41	$9.78		$10.29	$10.69		$10.71

Total Return[4]
Based on net asset value	(2.56)% [5]	(4.96)%		(3.27)%	0.12%		7.24%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.11% [7,8]	2.03%	[7]	2.01% [9]	2.03%	[9]	2.19%	[8,9,1][0]

Total expenses after fees waived and/or reimbursed	2.00% [7,8]	1.95%	[7]	1.94% [9]	1.95%	[9]	2.00%	[8,9]

Net investment loss	(1.84)% [7,8]	(1.89)%	[7]	(1.91)% [9]	(1.85)%	[9]	(1.85)%	[8,9]

Supplemental Data
Net assets, end of period (000)	$15,015	$19,036		$64,400	$166,701		$57,655

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes recoupment of past waived fees, excluding the recoupment of past waived fees for the six months ended January 31, 2016 and the years ended July 31, 2015, July 31, 2014, July 31, 2013 and the period ended July 31, 2012, the ratios would have been 2.11%, 2.02%, 2.00%, 2.01% and 2.19%, respectively.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[1][0]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,					Period October 6, 2011[1] to July 31, 2012
			2015		2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.11		$10.56	$10.65		$10.00

Net investment loss[2]	(0.12)		(0.27)		(0.27)	(0.28)		(0.22)
Net realized and unrealized gain (loss)	(0.16)		(0.31)		(0.15)	0.21		0.87

Net increase (decrease) from investment operations	(0.28)		(0.58)		(0.42)	(0.07)		0.65

Distributions from net realized gain[3]	(0.11)		—		(0.03)	(0.02)		(0.00)[4]

Net asset value, end of period	$9.14		$9.53		$10.11	$10.56		$10.65

Total Return[5]
Based on net asset value	(2.94)%	[6]	(5.74)%		(3.99)%	(0.70)%		6.53%	[6]

Ratios to Average Net Assets
Total expenses[7]	2.88%	[8,9]	2.81%	[8]	2.79% [10]	2.81%	[1][0]	3.00%	[9,10,11]

Total expenses after fees waived and/or reimbursed	2.75%	[8,9]	2.74%	[8]	2.72% [10]	2.72%	[10]	2.75%	[9,10]

Net investment loss	(2.59)%	[8,9]	(2.67)%	[8]	(2.68)% [10]	(2.62)%	[10]	(2.61)%	[9,10]

Supplemental Data
Net assets, end of period (000)	$7,189		$9,181		$16,131	$20,636		$10,196

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]

Includes recoupment of past waived fees, excluding the recoupment of past waived fees for the six months ended January 31, 2016 and the years ended July 31, 2015, July 31, 2014, July 31, 2013 and the period ended July 31, 2012, the ratios would have been 2.88%, 2.80%, 2.78%, 2.77% and 3.00%, respectively.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[9]	Annualized.

[10]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[11]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	65

Financial Highlights	BlackRock Global Long/Short Equity Fund

	Institutional
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,				Period December 20, 2012[1] to July 31, 2013
			2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$11.92		$11.61		$11.29		$10.00

Net investment loss[2]	(0.07)		(0.18)		(0.19)		(0.11)
Net realized and unrealized gain (loss)	(0.26)		0.50		0.66		1.40

Net increase from investment operations	(0.33)		0.32		0.47		1.29

Distributions from net realized gains[3]	(0.21)		(0.01)		(0.15)		—

Net asset value, end of period	$11.38		$11.92		$11.61		$11.29

Total Return[4]
Based on net asset value	(2.76)%	[5]	2.78%		4.13%		12.90%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.65%	[7,8]	1.67%	[7]	1.71%	[9]	2.67%	[8,9,1][0]

Total expenses after fees waived and/or reimbursed	1.58%	[7,8]	1.60%	[7]	1.64%	[9]	1.75%	[8,9]

Net investment loss	(1.15)%	[7,8]	(1.53)%	[7]	(1.61)%	[9]	(1.67)%	[8,9]

Supplemental Data
Net assets, end of period (000)	$1,441,708		$1,496,484		$1,005,213		$65,630

Portfolio turnover rate	19%	[11]	17%	[11]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes recoupment of past waived fees, excluding the recoupment of past waived fees for the six months ended July 31, 2016 and the years ended July 31, 2015, July 31, 2014, July 31, 2013 and the period ended July 31, 2012, the ratios would have been 1.65%, 1.67%, 1.69% and 2.67%, respectively.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.94%.

[11]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor A
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,				Period December 20, 2012[1] to July 31, 2013
			2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$11.84		$11.57		$11.28		$10.00

Net investment loss[2]	(0.08)		(0.21)		(0.21)		(0.14)
Net realized and unrealized gain (loss)	(0.26)		0.49		0.64		1.42

Net increase from investment operations	(0.34)		0.28		0.43		1.28

Distributions from net realized gains[3]	(0.18)		(0.01)		(0.14)		—

Net asset value, end of period	$11.32		$11.84		$11.57		$11.28

Total Return[4]
Based on net asset value	(2.82)%	[5]	2.44%		3.82%		12.80%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.91%	[7,8]	1.93%	[7]	1.97%	[9]	2.30%	[8,9,10]

Total expenses after fees waived and/or reimbursed	1.84%	[7,8]	1.86%	[7]	1.89%	[9]	2.00%	[8,9]

Net investment loss	(1.42)%	[7,8]	(1.80)%	[7]	(1.86)%	[9]	(1.95)%	[8,9]

Supplemental Data
Net assets, end of period (000)	$226,820		$225,910		$294,439		$15,076

Portfolio turnover rate	19%	[11]	17%	[11]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes recoupment of past waived fees, excluding the recoupment of past waived fees for the six months ended July 31, 2016 and the years ended July 31, 2015, July 31, 2014, July 31, 2013 and the period ended July 31, 2012, the ratios would have been 1.91%, 1.92%, 1.95% and 2.30%, respectively.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.57%.

[11]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	67

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund

	Investor C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,				Period December 20, 2012[1] to July 31, 2013
			2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$11.63		$11.45		$11.23		$10.00

Net investment loss[2]	(0.13)		(0.30)		(0.30)		(0.19)
Net realized and unrealized gain (loss)	(0.25)		0.49		0.65		1.42

Net increase from investment operations	(0.38)		0.19		0.35		1.23

Distributions from net realized gains[3]	(0.14)		(0.01)		(0.13)		—

Net asset value, end of period	$11.11		$11.63		$11.45		$11.23

Total Return[4]
Based on net asset value	(3.17)%	[5]	1.69%		3.07%		12.30%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.69%	[7,8]	2.70%	[7]	2.72%	[9]	3.09%	[8,9,10]

Total expenses after fees waived and/or reimbursed	2.63%	[7,8]	2.63%	[7]	2.64%	[9]	2.75%	[8,9]

Net investment loss	(2.19)%	[7,8]	(2.57)%	[7]	(2.61)%	[9]	(2.70)%	[8,9]

Supplemental Data
Net assets, end of period (000)	$90,017		$100,783		$100,980		$2,592

Portfolio turnover rate	19%	[11]	17%	[11]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes recoupment of past waived fees, excluding the recoupment of past waived fees for the six months ended July 31, 2016 and the years ended July 31, 2015, July 31, 2014, July 31, 2013 and the period ended July 31, 2012, the ratios would have been 2.69%, 2.69%, 2.70% and 3.09%, respectively.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.36%.

[11]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

68	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Long/Short Equity Fund	Emerging Markets Long/Short Equity	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a CDSC. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries.

Share Name	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None

[1]	Investor A shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g. financial futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

BLACKROCK FUNDS	JANUARY 31, 2016	69

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent

70	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Instruments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

BLACKROCK FUNDS	JANUARY 31, 2016	71

Notes to Financial Statements (continued)

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Total return swaps — The Funds enter into total return swap agreements to obtain exposure to a portfolio of long and short securities without owning such securities. Under the terms of an agreement, the swap is designed to function as a portfolio of direct investments in long and short equity. This means that each Fund has the ability to trade in and out of long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. A change in the market value of a total return swap is included in change in unrealized appreciation (depreciation) on swaps in the Statements of Operations. Positions within the swap are reset periodically, and financing fees are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing fees become available for cash settlement between the Funds and the swap counterparty. The amounts that are available for cash settlement are included in realized gains (losses) on swaps in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) between the Funds and the counterparty. Certain swaps have no stated expiration and can be terminated by either party at any time.

Master Netting Arrangements: In order to better define the Funds’ contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an ISDA Master Agreement or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

72	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, a Fund’s counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, a Fund may pay interest pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required to all derivative contracts.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the six months ended January 31, 2016, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$101,064
Global Long/Short Equity	$581,884

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the Investor A and Investor C shareholders.

For the six months ended January 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C
Emerging Markets Long/Short Equity	$21,299	$41,326
Global Long/Short Equity	$277,963	$483,944

BLACKROCK FUNDS	JANUARY 31, 2016	73

Notes to Financial Statements (continued)

Miscellaneous Fees

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2016, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C
Emerging Markets Long/Short Equity	$2	—	—
Global Long/Short Equity	$7,076	$995	—

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C
Emerging Markets Long/Short Equity	$889	$455	$131
Global Long/Short Equity	$2,080	$958	$970

For the six months ended January 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C
Emerging Markets Long/Short Equity	$236,269	$13,238	$7,129
Global Long/Short Equity	$557,129	$91,991	$56,921

For the six months ended January 31, 2016, the amounts included in transfer agent fees waived and/or reimbursed — class specific were as follow:

	Institutional	Investor A	Investor C
Emerging Markets Long/Short Equity	$58,060	$2,607	$1,960
Global Long/Short Equity	—	—	—

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2016, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	$28,745	$149,242
Investor A	$1,698	$22,191
Investor C	$824	$9,659

For the six months ended January 31, 2016, the amounts included in administration fees waived — class specific were as follow:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	$24,397	—
Investor A	$1,504	—
Investor C	$764	—

Expense Limitations/Waivers/Recoupments

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of

74	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

each Funds business. The current expense limitation as a percentage of average daily net assets are as follows: 1.75% for Institutional; 2.00% for Investor A and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2016, unless approved by the Board, including a majority of the Independent Trustees.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as a Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended January 31, 2016, the Manager recouped the following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Fund Level	—	—
Institutional	$5,598	—
Investor A	$217	$4,437
Investor C	$30	$382

On January 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Emerging Markets Long/Short Equity			Global Long/ Short Equity
Expiring July 31,	2016	2017	2018	2016	2017	2018
Fund	—	—	—	—	—	—
Institutional	$148,778	$185,937	$82,458	—	—	—
Investor A	—	$4,221	$4,110	—	$4,437	—
Investor C	—	$271	$2,724	—	$382	—

Other Fees

For the six months ended January 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Investor A	$711	$13,911

For the six months ended January 31, 2016, affiliates received CDSCs as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Investor A	$3,234	$26,078
Investor C	$202	$9,791

Officer and Trustee Fees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended January 31, 2016, purchases and sales of investments excluding short-term securities, were $3,484,844 and $2,037,688, respectively, for Global Long/Short Equity. For the six months ended January 31, 2016, there were no purchases or sales for Emerging Markets Long/Short Equity.

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Market Long/Short Equity’s U.S. federal tax returns remains open for each of the three years ended July 31, 2015 and the period ended July 31, 2012. The statute of limitations on Global Long/Short Equity’s U.S. federal tax returns remains open for each of the two years ended July 31, 2015 and

BLACKROCK FUNDS	JANUARY 31, 2016	75

Notes to Financial Statements (continued)

the period ended July 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Global Long/ Short Equity
Tax cost	$1,743,906,058

Gross unrealized appreciation	3,625,805
Gross unrealized depreciation	(406,420)

Net unrealized appreciation	$3,219,385

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising

76	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

As of period end, the Funds’ investments had the following industry classifications:

Emerging Markets Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Electronic Equipment, Instruments & Components	4%	2%	6%
Industrial Conglomerates	3	2	5
Banks	2	3	5
Oil, Gas & Consumable Fuels	3	2	5
Semiconductors & Semiconductor Equipment	3	1	4
Diversified Telecommunication Services	3	1	4
Real Estate Management & Development	1	2	3
Wireless Telecommunications Services	1	2	3
Transportation Infrastructure	2	1	3
Technology Hardware, Storage & Peripherals	1	2	3
Chemicals	2	1	3
Metals & Mining	1	2	3
Internet Software & Services	2	—	2
Food & Staples Retailing	1	1	2
Food Products	2	—	2
Machinery	1	1	2
Real Estate Investment Trusts (REITs)	—	2	2
Household Durables	2	—	2
Insurance	1	1	2
Health Care Providers & Services	1	1	2
Diversified Financial Services	1	1	2
Pharmaceuticals	1	1	2
Automobiles	1	1	2
Auto Components	1	1	2
Other[1]	14	15	29

Total	54%	46%	100%

Global Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Real Estate Investment Trusts (REITs)	3%	2%	5%
Machinery	2	3	5
Media	3	2	5
Banks	3	2	5
Hotels, Restaurants & Leisure	1	2	3
Pharmaceuticals	2	1	3
Specialty Retail	1	2	3
Food & Staples Retailing	1	2	3
Food Products	2	1	3
Capital Markets	2	1	3
Insurance	2	1	3
Aerospace & Defense	2	1	3
Textiles, Apparel & Luxury Goods	—	2	2
Oil, Gas & Consumable Fuels	1	1	2
Software	1	1	2
Metals & Mining	0	2	2
Automobiles	1	1	2
Electronic Equipment, Instruments & Components	2	—	2
Health Care Providers & Services	2	—	2
Industrial Conglomerates	1	1	2
Commercial Services & Supplies	1	1	2
Real Estate Management & Development	1	1	2
Diversified Financial Services	1	1	2
Internet Software & Services	1	1	2
Beverages	1	1	2
Semiconductors & Semiconductor Equipment	1	1	2
Chemicals	1	1	2
Household Products	—	1	1
Health Care Equipment & Supplies	—	1	1
Electric Utilities	—	1	1
Other[1]	14	9	23

Total	53%	47%	100%

[1]	All other industries held were each less than 2% of long-term investments.

BLACKROCK FUNDS	JANUARY 31, 2016	77

Notes to Financial Statements (concluded)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,737,969	$36,337,995	23,709,770	$245,933,027
Shares issued in reinvestment of distributions	270,813	2,570,013	—	—
Shares redeemed	(18,655,600)	(181,882,573)	(32,353,618)	(335,331,095)

Net decrease	(14,646,818)	$(142,974,565)	(8,643,848)	$(89,398,068)

Investor A
Shares sold	196,481	$1,883,572	557,353	$5,745,871
Shares issued in reinvestment of distributions	19,138	180,087	—	—
Shares redeemed	(566,906)	(5,459,615)	(4,870,840)	(50,152,074)

Net decrease	(351,287)	$(3,395,956)	(4,313,487)	$(44,406,203)

Investor C
Shares sold	39,827	$369,883	64,274	$648,665
Shares issued in reinvestment of distributions	9,535	87,243	—	—
Shares redeemed	(225,621)	(2,116,819)	(696,713)	(7,015,430)

Net decrease	(176,259)	$(1,659,693)	(632,439)	$(6,366,765)

Total Net Decrease	(15,174,364)	$(148,030,214)	(13,589,774)	$(140,171,036)

Global Long/Short Equity
Institutional
Shares sold	34,124,533	$395,063,925	96,749,427	$1,152,538,791
Shares issued in reinvestment of distributions	1,799,694	20,750,470	93,935	1,125,345
Shares redeemed	(34,763,068)	(404,914,610)	(57,852,994)	(688,257,400)

Net increase	1,161,159	$10,899,785	38,990,368	$465,406,736

Investor A
Shares sold	5,057,448	$58,065,108	10,241,470	$121,277,202
Shares issued in reinvestment of distributions	289,164	3,319,605	21,895	260,983
Shares redeemed	(4,389,628)	(50,998,190)	(16,639,774)	(195,496,608)

Net increase (decrease)	956,984	$10,386,523	(6,376,409)	$(73,958,423)

Investor C
Shares sold	858,539	$9,602,767	2,951,530	$34,635,050
Shares issued in reinvestment of distributions	101,849	1,148,859	9,958	117,105
Shares redeemed	(1,527,096)	(17,371,331)	(3,115,906)	(36,395,210)

Net decrease	(566,708)	$(6,619,705)	(154,418)	$(1,643,055)

Total Net Increase	1,551,435	$14,666,603	32,459,541	$389,805,258

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

78	BLACKROCK FUNDS	JANUARY 31, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 25, 2015, John M. Perlowski was appointed to serve as an Interested Trustee of the Trust.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016 Susan J. Carter, Neil A. Cotty and Claire A. Walton were appointed to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	JANUARY 31, 2016	79

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

80	BLACKROCK FUNDS	JANUARY 31, 2016

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	JANUARY 31, 2016	81

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

82	BLACKROCK FUNDS	JANUARY 31, 2016

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-1/16-SAR

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Midcap Index Fund
➢	BlackRock MSCI Asia ex Japan Index Fund
➢	BlackRock MSCI World Index Fund
➢	BlackRock Small/Mid Cap Index Fund
➢	BlackRock Total Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve (“Fed”), which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2016

Investment Objective

BlackRock Midcap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended January 31, 2016, the Fund’s Institutional Shares returned (11.50)%, Investor A Shares returned (11.70)% and Class K Shares returned (11.40)%. The benchmark Russell Midcap® Index returned (11.58)% for the same six-month period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The period started well with strong manufacturing and construction data and merger and acquisition activity. This momentum stuttered as volatility and uncertainty became major themes through the remainder of 2015 given a sharp selloff in Chinese equities, falling oil prices and anticipation of a rate hike from the Fed.

•	Many markets reached considerable headwinds, including the United States, in the latter half of 2015 due to significant events. These included geopolitical strife in the Middle East and Russia, terrorist attacks in France and San Bernardino, California, slowing growth globally, oil price instability, and the Fed starting a tightening cycle.

•	In January, markets closed in negative territory in the midst of waning market confidence as concerns over global growth and weakened oil prices continued.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell Midcap® Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings*	Percent of Net Assets
Intercontinental Exchange Group, Inc.	1%
Crown Castle International Corp.	1

*	Fund does not hold any other positions in excess of 1% of Net Assets.

Sector Allocation	Percent of Net Assets
Financials	23%
Consumer Discretionary	16
Information Technology	14
Industrials	12
Health Care	9
Utilities	7
Consumer Staples	6
Materials	5
Energy	4
Telecommunication Services	1
Short-Term Securities	3

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK FUNDS	JANUARY 31, 2016

BlackRock Midcap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
[2]

A market index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies.

[3]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016

	Aggregate Total Returns[4]
	6-Month Total Returns	Since Inception[5]
Institutional	(11.50)%	(11.83)%
Investor A	(11.70)	(12.08)
Class K	(11.40)	(11.72)
Russell Midcap® Index	(11.58)	(12.14)

[4]	Aggregate total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.

[5]	The Fund commenced operations on May 13, 2015.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional . . . . . . . .	$1,000.00	$885.00	$0.28	$1,000.00	$1,024.83	$0.31	0.06%
Investor A . . . . . . . . . .	$1,000.00	$883.00	$1.70	$1,000.00	$1,023.33	$1.83	0.36%
Class K . . . . . . . . .	$1,000.00	$886.00	$0.28	$1,000.00	$1,024.83	$0.31	0.06%

[6]

For Institutional and Class K Shares of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

For Investor A Shares, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period from November 30, 2015, the commencement of operations, to January 31, 2016).

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2016	5

Fund Summary as of January 31, 2016

Investment Objective

BlackRock MSCI Asia ex Japan Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of Asian equities, excluding Japan.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended January 31, 2016, the Fund’s Institutional Shares returned (14.13)%, while Class K Shares returned (14.11)%. The benchmark MSCI All Country Asia ex Japan Index returned (15.06)% for the same six-month period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

At the beginning of the period, developed markets took a sharp downturn as investors began to sell risk assets because of downward revisions to global growth expectations. Volatility increased specifically due to disappointing macro data in the Euro-zone, Asia and United States. China’s weakness in particular weighed on commodity prices and stocks with high exposure to Chinese demand. A significant selloff in the Chinese equity market spread across all developed areas despite continued Chinese government intervention. As a result, European equities sold off into correction territory.

•	Global markets bounced back in the latter part of the period on expectations that the start of Fed’s rate hiking cycle would be delayed and

China would cut rates. The fourth quarter of 2015 started on a positive note with better-than-expected Chinese and European manufacturing data. Markets also benefited from a rally in energy stocks following rising oil prices. European Central Bank President Draghi also made a key announcement that the bank was prepared to provide additional monetary accommodation.

•	In January, markets closed in negative territory in the midst of waning market confidence as concerns over global growth and weakened oil prices continued.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI All Country Asia Ex Japan Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

Samsung Electronics Co. Ltd	4%
Taiwan Semiconductor Manufacturing Co. Ltd	4
Tencent Holdings Ltd	3
China Mobile Ltd	2
AIA Group Ltd	2
Infosys Ltd. — ADR	2
China Construction Bank Corp., Class H	2
Industrial & Commercial Bank of China Ltd., Class H	1
Hon Hai Precision Industry Co. Ltd.	1
Alibaba Group Holding Ltd. — SP ADR	1

Geographic Allocation	Percent of Net Assets

China	22%
Hong Kong	18
South Korea	18
Taiwan	14
India	10
Singapore	5
Malaysia	4
Indonesia	3
Thailand	3
Philippines	2
Short-Term Securities	1

6	BLACKROCK FUNDS	JANUARY 31, 2016

BlackRock MSCI Asia ex Japan Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

A free float-adjusted market capitalization index designed to measure equity market performance of the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand.

[3]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016

	Aggregate Total Returns[4]
	6-Month Total Returns	Since Inception[5]
Institutional	(14.13)%	(20.11)%
Class K	(14.11)	(20.08)
MSCI All Country Asia ex Japan Index (in USD)	(15.06)	(20.60)

[4]	Aggregate total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.

[5]	The Fund commenced operations on June 9, 2015.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$858.70	$2.29	$1,000.00	$1,022.67	$2.49	0.49%
Class K. . . . . . . . . . . . .	$1,000.00	$858.90	$2.06	$1,000.00	$1,022.92	$2.24	0.44%

[6]

For Institutional Shares of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

For Class K Shares, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period from November 30, 2015, the commencement of operations, to January 31, 2016).

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2016	7

Fund Summary as of January 31, 2016

Investment Objective

BlackRock MSCI World Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed market equities.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended January 31, 2016, the Fund’s Institutional Shares returned (9.83)%, while Class K Shares returned (9.81)%. The benchmark MSCI World Index returned (10.79)% for the same six-month period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

At the beginning of the period, developed markets took a sharp downturn as investors began to sell risk assets because of downward revisions to global growth expectations. Volatility increased specifically due to disappointing macro data in the Euro-zone, Asia and United States. China’s weakness in particular weighed on commodity prices and stocks with high exposure to Chinese demand. A significant selloff in the Chinese equity market spread across all developed areas despite continued Chinese government intervention. As a result, European equities sold off into correction territory.

•	Global markets bounced back in the latter part of the period on expectations that the start of the Fed’s rate hiking cycle would be delayed and

China would cut rates. The fourth quarter of 2015 started on a positive note with better-than-expected Chinese and European manufacturing data. Markets also benefited from a rally in energy stocks following rising oil prices. European Central Bank President Draghi also made a key announcement that the bank was prepared to provide additional monetary accommodation.

•	In January, markets closed in negative territory in the midst of waning market confidence as concerns over global growth and weakened oil prices continued.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI World Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Apple, Inc	2%
Microsoft Corp	1
Exxon Mobil Corp	1
Johnson & Johnson	1
General Electric Co	1
Wells Fargo & Co	1
Facebook, Inc.	1
Nestle SA, Registered Shares	1
Amazon.Com, Inc.	1
Alphabet, Inc.	1

Geographic Allocation	Percent of Net Assets
United States	52%
Japan	8
United Kingdom	6
Switzerland	3
France	3
Germany	3
Canada	3
Australia	2
Other[1]	8
Other Assets Less Liabilities	12

[1]

Other includes a 1% or less investment in each of the following countries: Austria, Belgium, Bermuda, Denmark, Finland, Hong Kong, Ireland, Israel, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain and Sweden.

8	BLACKROCK FUNDS	JANUARY 31, 2016

BlackRock MSCI World Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[3]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016

	Aggregate Total Returns[4]
	6-Month Total Returns	Since Inception[5]
Institutional	(9.83)%	(10.43)%
Class K	(9.81)	(10.40)
MSCI World Index	(10.79)	(11.26)

[4]	Aggregate total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
[5]	The Fund commenced operations on June 1, 2015. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional . . . . . . . .	$1,000.00	$901.70	$0.81	$1,000.00	$1,024.28	$0.87	0.16%
Class K . . . . . . . . .	$1,000.00	$901.90	$0.57	$1,000.00	$1,024.53	$0.61	0.12%

[6]

For Institutional Shares of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

For Class K Shares, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period from November 30, 2015, the commencement of operations, to January 31, 2016).

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2016	9

Fund Summary as of January 31, 2016	BlackRock Small/Mid Cap Index Fund

Investment Objective

BlackRock Small/Mid Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Information*

Sector Allocation	Percent of Net Assets
Financials	25%
Information Technology	15
Industrials	14
Consumer Discretionary	14
Health Care	11
Materials	6
Utilities	5
Consumer Staples	3
Energy	3
Telecommunication Services	1
Short-Term Securities	3

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 13, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value August 13, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional . . . . . . . .	$1,000.00	$868.70	$0.57	$1,000.00	$1,022.75	$0.61	0.13%
Investor A . . . . . . . . . .	$1,000.00	$867.00	$1.70	$1,000.00	$1,021.54	$1.84	0.38%
Class K . . . . . . . . .	$1,000.00	$868.90	$0.35	$1,000.00	$1,022.99	$0.38	0.08%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 171/366 (to reflect the period from August 13, 2015, the commencement of operations, to January 31, 2016).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	BLACKROCK FUNDS	JANUARY 31, 2016

Fund Summary as of January 31, 2016	BlackRock Total Stock Market Index Fund

Investment Objective

BlackRock Total Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

Apple, Inc	3%
Microsoft Corp	2
Exxon Mobil Corp	2
Johnson & Johnson	1
General Electric Co	1
Facebook, Inc.	1
Berkshire Hathaway, Inc.	1
Wells Fargo & Co	1
Amazon.com, Inc.	1
JPMorgan Chase & Co	1

Sector Allocation	Percent of Net Assets
Information Technology.	20%
Financials	16
Health Care	14
Consumer Discretionary	13
Industrials	10
Consumer Staples	9
Energy	6
Utilities	3
Materials	3
Telecommunication Services	2
Short-Term Securities	3
Other Assets Less Liabilities	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 13, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value August 13, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional . . . . . . . .	$1,000.00	$924.90	$0.31	$1,000.00	$1,023.03	$0.33	0.07%
Investor A . . . . . . . . . .	$1,000.00	$924.00	$1.53	$1,000.00	$1,021.77	$1.61	0.33%
Class K . . . . . . . . .	$1,000.00	$925.00	$0.18	$1,000.00	$1,023.17	$0.19	0.03%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 171/366 (to reflect the period from August 13, 2015, the commencement of operations, to January 31, 2016).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JANUARY 31, 2016	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares (available only in BlackRock Midcap Index Fund, BlackRock Small/Midcap Index Fund and BlackRock Total Stock Market Index Fund) are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to November 30, 2015, Investor A Shares of BlackRock Midcap Index Fund performance results are those of Institutional Shares restated to reflect Investor A Share fees.

•

Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 30, 2015, Class K Shares of BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund performance results are those of Institutional Shares of BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund, respectively, restated to reflect Class K Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested in Institutional and Class K of BlackRock Midcap Index Fund on May 13, 2015, Investor A of BlackRock Midcap Index Fund on November 30, 2015, Institutional of BlackRock MSCI Asia ex Japan Index Fund on June 9, 2015, Class K of BlackRock MSCI Asia ex Japan Index Fund on November 30, 2015, Institutional of BlackRock MSCI World Index Fund on June 1, 2015, Class K of BlackRock MSCI World Index Fund on November 30, 2015, BlackRock Small/Mid Cap Index Fund on August 13, 2015, and BlackRock Total Stock Market Index Fund on August 13, 2015 (commencement of operations and held through January 31, 2016)) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
B/E Aerospace, Inc.	35,583	$1,439,332
Hexcel Corp.	32,299	1,336,533
Huntington Ingalls Industries, Inc.	16,302	2,084,700
L-3 Communications Holdings, Inc.	27,605	3,225,368
Orbital ATK, Inc.	20,283	1,830,135
Rockwell Collins, Inc.	44,333	3,585,653
Spirit Aerosystems Holdings, Inc., Class A (a)	47,470	2,012,728
Textron, Inc.	93,058	3,184,445
TransDigm Group, Inc. (a)	17,859	4,013,453
Triumph Group, Inc.	16,760	427,380

		23,139,727
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	48,880	3,165,958
Expeditors International of Washington, Inc.	64,109	2,892,598

		6,058,556
Airlines — 1.1%
Alaska Air Group, Inc.	43,450	3,058,880
Copa Holdings SA, Class A	11,277	531,147
JetBlue Airways Corp. (a)	104,996	2,237,465
Southwest Airlines Co.	223,992	8,426,579
Spirit Airlines, Inc. (a)	24,482	1,023,347
United Continental Holdings, Inc. (a)	128,035	6,181,530

		21,458,948
Auto Components — 0.9%
Allison Transmission Holdings, Inc.	60,219	1,432,610
BorgWarner, Inc.	75,837	2,226,574
Delphi Automotive PLC	96,776	6,284,634
Gentex Corp.	98,604	1,349,889
Goodyear Tire & Rubber Co.	90,463	2,570,054
Lear Corp.	26,063	2,706,121
Visteon Corp.	13,551	906,291

		17,476,173
Automobiles — 0.5%
Harley-Davidson, Inc.	64,306	2,572,240
PACCAR, Inc.	118,917	5,835,257
Thor Industries, Inc.	15,332	803,857

		9,211,354
Banks — 2.8%
Associated Banc-Corp	51,182	898,244
Bank of Hawaii Corp.	14,655	878,274
BankUnited, Inc.	34,661	1,168,076
BOK Financial Corp.	9,609	480,546
CIT Group, Inc.	58,337	1,712,191
Citizens Financial Group, Inc.	104,526	2,221,178
Comerica, Inc.	59,663	2,046,441
Commerce Bancshares, Inc.	28,982	1,192,030
Cullen/Frost Bankers, Inc.	18,169	869,568
East West Bancorp, Inc.	48,213	1,563,065
Fifth Third Bancorp	271,464	4,289,131
First Horizon National Corp.	78,262	996,275
First Niagara Financial Group, Inc.	119,006	1,165,069
First Republic Bank	47,677	3,242,036
Huntington Bancshares, Inc.	270,993	2,325,120
KeyCorp	284,325	3,173,067
M&T Bank Corp.	53,516	5,896,393
PacWest Bancorp	37,532	1,377,800

Common Stocks	Shares	Value
Banks (continued)
Popular, Inc.	34,762	$873,917
Regions Financial Corp.	449,244	3,647,861
Signature Bank (a)	16,983	2,366,411
SunTrust Banks, Inc.	173,020	6,329,072
SVB Financial Group (a)	17,174	1,740,070
Synovus Financial Corp.	44,646	1,363,042
TCF Financial Corp.	56,930	683,729
Zions Bancorporation	68,110	1,544,735

		54,043,341
Beverages — 1.8%
Brown-Forman Corp., Class A	9,168	974,467
Brown-Forman Corp., Class B	39,154	3,830,827
Coca-Cola Enterprises, Inc.	78,089	3,624,891
Constellation Brands, Inc., Class A	54,830	8,360,479
Dr Pepper Snapple Group, Inc.	64,262	6,030,346
Molson Coors Brewing Co., Class B	46,218	4,181,805
Monster Beverage Corp. (a)	50,145	6,771,079

		33,773,894
Biotechnology — 1.1%
Agios Pharmaceuticals, Inc. (a)	8,909	376,138
Alkermes PLC (a)	49,817	1,594,642
Alnylam Pharmaceuticals, Inc. (a)	24,869	1,714,469
BioMarin Pharmaceutical, Inc. (a)	53,740	3,977,835
Bluebird Bio, Inc. (a)	12,095	500,249
Incyte Corp. (a)	52,437	3,699,955
Intercept Pharmaceuticals, Inc. (a)	5,360	569,393
Intrexon Corp. (a)(b)	16,367	476,934
Ionis Pharmaceuticals, Inc. (a)	40,124	1,562,027
Juno Therapeutics, Inc. (a)	4,267	117,684
Medivation, Inc. (a)	52,752	1,724,990
OPKO Health, Inc. (a)(b)	101,477	815,875
Puma Biotechnology, Inc. (a)	8,523	355,750
Seattle Genetics, Inc. (a)	35,353	1,165,942
United Therapeutics Corp. (a)	15,492	1,908,305

		20,560,188
Building Products — 0.7%
Allegion PLC	32,068	1,942,038
AO Smith Corp.	24,882	1,738,008
Armstrong World Industries, Inc. (a)	13,302	514,521
Fortune Brands Home & Security, Inc.	53,433	2,596,310
Lennox International, Inc.	13,560	1,624,759
Masco Corp.	116,838	3,083,355
Owens Corning	39,549	1,826,768
USG Corp. (a)	30,944	553,588

		13,879,347
Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	18,342	2,461,313
Ameriprise Financial, Inc.	60,793	5,510,886
Artisan Partners Asset Management, Inc., Class A	12,403	388,214
E*Trade Financial Corp. (a)	97,171	2,289,349
Eaton Vance Corp.	39,492	1,131,841
Federated Investors, Inc., Class B	31,506	796,787
Invesco Ltd.	144,359	4,320,665
Lazard Ltd., Class A	42,235	1,520,038
Legg Mason, Inc.	32,737	1,002,407
LPL Financial Holdings, Inc. (b)	27,634	840,626
Northern Trust Corp.	78,218	4,855,773

Portfolio Abbreviations

ADR	American Depositary Receipts	GBP	British Pound	REIT	Real Estate Investment Trust
EUR	Euro	JPY	Japanese Yen	USD	U.S. Dollar
GDR	Global Depositary Receipt	NVDR	Non-voting Depository Receipts

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	13

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
NorthStar Asset Management Group, Inc.	65,555	$756,505
Raymond James Financial, Inc.	42,824	1,876,119
SEI Investments Co.	46,693	1,832,233
T. Rowe Price Group, Inc.	87,340	6,196,773
TD Ameritrade Holding Corp.	89,492	2,468,189
Waddell & Reed Financial, Inc., Class A	28,394	779,131

		39,026,849
Chemicals — 2.2%
Airgas, Inc.	22,776	3,188,640
Albemarle Corp.	37,602	1,979,369
Ashland, Inc.	21,191	2,008,059
Axalta Coating Systems Ltd. (a)	33,905	807,278
Cabot Corp.	21,358	861,582
Celanese Corp., Series A	51,362	3,270,218
CF Industries Holdings, Inc.	78,880	2,366,400
Eastman Chemical Co.	49,826	3,049,849
FMC Corp.	44,757	1,598,720
Huntsman Corp.	69,311	598,154
International Flavors & Fragrances, Inc.	27,111	3,170,903
Mosaic Co.	116,776	2,814,302
NewMarket Corp.	2,850	1,080,919
Platform Specialty Products Corp. (a)	45,368	346,158
RPM International, Inc.	44,652	1,752,591
Scotts Miracle-Gro Co., Class A	15,132	1,039,266
Sherwin-Williams Co.	27,141	6,939,139
Valspar Corp.	27,232	2,133,083
Westlake Chemical Corp.	13,595	618,301
WR Grace & Co. (a)	24,389	1,983,801

		41,606,732
Commercial Services & Supplies — 1.5%
ADT Corp.	57,414	1,698,306
Cintas Corp.	30,178	2,592,894
Clean Harbors, Inc. (a)	19,773	876,142
Copart, Inc. (a)	40,283	1,349,883
Covanta Holding Corp.	38,941	550,626
Iron Mountain, Inc.	70,572	1,943,553
KAR Auction Services, Inc.	47,514	1,587,918
Pitney Bowes, Inc.	67,598	1,323,569
Republic Services, Inc.	81,267	3,551,368
Rollins, Inc.	31,965	880,636
RR Donnelley & Sons Co.	69,916	976,726
Stericycle, Inc. (a)	28,505	3,430,577
Tyco International PLC	141,117	4,853,013
Waste Connections, Inc.	41,516	2,489,714

		28,104,925
Communications Equipment — 1.1%
Arista Networks, Inc. (a)	11,366	682,301
ARRIS International PLC (a)	61,076	1,555,606
Brocade Communications Systems, Inc.	140,062	1,117,695
CommScope Holding Co., Inc. (a)	35,391	793,466
EchoStar Corp., Class A (a)	15,052	528,777
F5 Networks, Inc. (a)	24,110	2,261,036
Harris Corp.	41,424	3,602,645
Juniper Networks, Inc.	132,337	3,123,153
Lumentum Holdings, Inc. (a)	16,239	320,395
Motorola Solutions, Inc.	59,225	3,954,453
Palo Alto Networks, Inc. (a)	24,324	3,636,195
Viavi Solutions, Inc. (a)	81,057	405,285

		21,981,007
Construction & Engineering — 0.4%
AECOM (a)	50,402	1,383,031
Chicago Bridge & Iron Co. NV	32,833	1,274,577
Fluor Corp.	49,127	2,205,311
Jacobs Engineering Group, Inc. (a)	42,092	1,651,269

Common Stocks	Shares	Value
Construction & Engineering (continued)
KBR, Inc.	48,579	$692,737
Quanta Services, Inc. (a)	51,693	966,659

		8,173,584
Construction Materials — 0.4%
Eagle Materials, Inc.	16,844	901,828
Martin Marietta Materials, Inc.	22,618	2,840,368
Vulcan Materials Co.	44,464	3,921,725

		7,663,921
Consumer Finance — 0.7%
Ally Financial, Inc. (a)	161,368	2,557,683
Credit Acceptance Corp. (a)	2,905	519,879
Navient Corp.	121,435	1,160,918
OneMain Holdings, Inc. (a)	17,599	465,141
Santander Consumer USA Holdings, Inc. (a)	30,636	320,146
SLM Corp. (a)	142,932	914,765
Synchrony Financial (a)	279,435	7,941,543

		13,880,075
Containers & Packaging — 1.1%
Aptargroup, Inc.	20,982	1,529,588
Avery Dennison Corp.	30,508	1,857,632
Ball Corp.	46,206	3,087,947
Bemis Co., Inc.	32,660	1,563,434
Crown Holdings, Inc. (a)	46,666	2,141,036
Graphic Packaging Holding Co.	110,245	1,252,383
Owens-Illinois, Inc. (a)	54,173	700,999
Packaging Corp. of America	32,816	1,668,037
Sealed Air Corp.	66,171	2,681,911
Silgan Holdings, Inc.	13,727	725,746
Sonoco Products Co.	33,819	1,336,189
WestRock Co.	87,569	3,089,434

		21,634,336
Distributors — 0.4%
Genuine Parts Co.	51,013	4,395,790
LKQ Corp. (a)	101,955	2,793,567

		7,189,357
Diversified Consumer Services — 0.3%
H&R Block, Inc.	79,083	2,692,776
Service Corp. International	67,733	1,638,461
ServiceMaster Global Holdings, Inc. (a)	34,437	1,453,586

		5,784,823
Diversified Financial Services — 1.7%
CBOE Holdings, Inc.	27,978	1,863,894
Interactive Brokers Group, Inc., Class A	19,389	625,683
IntercontinentalExchange Group, Inc.	39,190	10,338,322
Leucadia National Corp.	110,130	1,823,753
McGraw-Hill Financial, Inc.	91,736	7,799,395
Moody’s Corp.	59,497	5,303,562
MSCI, Inc.	34,414	2,369,060
Nasdaq, Inc.	38,802	2,405,724

		32,529,393
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	188,951	4,803,134
Frontier Communications Corp.	391,579	1,781,685
Level 3 Communications, Inc. (a)	96,941	4,731,690
Zayo Group Holdings, Inc. (a)	48,114	1,203,812

		12,520,321
Electric Utilities — 2.6%
Avangrid, Inc. (a)	19,220	739,009
Edison International	109,202	6,748,683
Entergy Corp.	60,170	4,246,799
Eversource Energy	106,466	5,727,871

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	141,450	$4,676,337
Great Plains Energy, Inc.	51,713	1,441,758
Hawaiian Electric Industries, Inc.	36,007	1,077,329
ITC Holdings Corp.	52,022	2,075,678
OGE Energy Corp.	66,891	1,754,551
Pepco Holdings, Inc.	84,822	2,263,051
Pinnacle West Capital Corp.	37,120	2,461,427
PPL Corp.	223,928	7,850,916
Westar Energy, Inc.	47,344	2,062,305
Xcel Energy, Inc.	169,901	6,493,616

		49,619,330
Electrical Equipment — 0.8%
Acuity Brands, Inc.	14,557	2,946,774
AMETEK, Inc.	80,950	3,808,697
Babcock & Wilcox Enterprises, Inc. (a)	18,617	384,441
Hubbell, Inc.	19,392	1,753,619
Regal-Beloit Corp.	15,076	847,422
Rockwell Automation, Inc.	45,106	4,310,780
SolarCity Corp. (a)(b)	19,939	710,825

		14,762,558
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	103,541	5,132,527
Arrow Electronics, Inc. (a)	32,070	1,654,812
Avnet, Inc.	45,524	1,817,318
CDW Corp.	44,203	1,699,605
Cognex Corp.	29,226	942,539
Dolby Laboratories, Inc., Class A	17,000	612,170
Fitbit, Inc., Series A (a)(b)	14,744	244,750
FLIR Systems, Inc.	46,966	1,373,286
Ingram Micro, Inc., Class A	52,377	1,477,031
IPG Photonics Corp. (a)	11,582	936,173
Jabil Circuit, Inc.	64,943	1,293,015
Keysight Technologies, Inc. (a)	56,644	1,325,470
National Instruments Corp.	37,683	1,073,966
Trimble Navigation Ltd. (a)	86,962	1,677,497

		21,260,159
Energy Equipment & Services — 1.1%
Cameron International Corp. (a)	64,154	4,212,352
Diamond Offshore Drilling, Inc.	22,236	413,367
Dril-Quip, Inc. (a)	13,144	770,764
Ensco PLC, Class A	78,527	767,994
FMC Technologies, Inc. (a)	77,395	1,946,484
Frank’s International NV	12,616	184,572
Helmerich & Payne, Inc.	32,318	1,641,754
Nabors Industries Ltd.	110,872	816,018
National Oilwell Varco, Inc.	130,001	4,230,233
Noble Corp. PLC (b)	81,159	632,229
Oceaneering International, Inc.	33,096	1,120,300
Patterson-UTI Energy, Inc.	49,549	712,515
Rowan Cos. PLC, Class A	42,080	532,312
RPC, Inc.	19,409	242,030
Seadrill Ltd. (a)(b)	127,606	264,144
Superior Energy Services, Inc.	50,913	524,913
Weatherford International PLC (a)	259,674	1,750,203

		20,762,184
Food & Staples Retailing — 0.8%
Rite Aid Corp. (a)	331,426	2,581,809
Sprouts Farmers Market, Inc. (a)	51,390	1,171,692
Sysco Corp.	199,010	7,922,588
Whole Foods Market, Inc.	120,084	3,519,662

		15,195,751
Food Products — 3.1%
Blue Buffalo Pet Products, Inc. (a)	14,106	240,084

Common Stocks	Shares	Value
Food Products (continued)
Bunge Ltd.	48,134	$2,984,789
Campbell Soup Co.	58,359	3,292,031
ConAgra Foods, Inc.	143,134	5,960,100
Flowers Foods, Inc.	58,330	1,198,098
Hain Celestial Group, Inc. (a)	34,388	1,251,035
Hershey Co.	48,829	4,302,323
Hormel Foods Corp.	44,851	3,606,469
Ingredion, Inc.	23,891	2,406,302
J.M. Smucker Co.	40,108	5,146,659
Kellogg Co.	83,703	6,147,148
Keurig Green Mountain, Inc.	43,315	3,865,864
McCormick & Co., Inc.	42,830	3,767,755
Mead Johnson Nutrition Co.	67,890	4,921,346
Pilgrim’s Pride Corp. (a)	22,295	494,503
Pinnacle Foods, Inc.	39,066	1,675,541
Tyson Foods, Inc., Class A	98,791	5,271,488
WhiteWave Foods Co. (a)	58,694	2,215,699

		58,747,234
Gas Utilities — 0.5%
AGL Resources, Inc.	40,199	2,555,048
Atmos Energy Corp.	33,859	2,343,720
National Fuel Gas Co.	28,295	1,282,612
Questar Corp.	58,894	1,200,849
UGI Corp.	57,816	1,965,744

		9,347,973
Health Care Equipment & Supplies — 3.1%
Alere, Inc. (a)	28,533	1,061,428
Align Technology, Inc. (a)	27,065	1,790,079
Boston Scientific Corp. (a)	449,351	7,877,123
C.R. Bard, Inc.	24,885	4,560,674
Cooper Cos., Inc.	16,185	2,122,663
DENTSPLY International, Inc.	46,862	2,759,703
DexCom, Inc. (a)	26,578	1,894,480
Edwards Lifesciences Corp. (a)	72,100	5,638,941
Hill-Rom Holdings, Inc.	19,038	930,577
Hologic, Inc. (a)	82,414	2,797,131
IDEXX Laboratories, Inc. (a)	31,369	2,200,222
Intuitive Surgical, Inc. (a)	12,354	6,681,661
ResMed, Inc.	47,233	2,678,111
Sirona Dental Systems, Inc. (a)	18,621	1,979,226
St. Jude Medical, Inc.	94,242	4,981,632
Teleflex, Inc.	13,920	1,888,805
Varian Medical Systems, Inc. (a)	33,449	2,579,921
Zimmer Biomet Holdings, Inc.	57,114	5,669,136

		60,091,513
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc. (a)	20,120	1,227,924
AmerisourceBergen Corp.	68,922	6,172,654
Brookdale Senior Living, Inc. (a)	61,719	1,004,785
Centene Corp. (a)	39,856	2,473,463
Community Health Systems, Inc. (a)	39,592	850,436
DaVita HealthCare Partners, Inc. (a)	59,132	3,968,940
Envision Healthcare Holdings, Inc. (a)	62,220	1,375,062
Health Net, Inc. (a)	25,855	1,712,118
Henry Schein, Inc. (a)	28,027	4,244,409
Laboratory Corp. of America Holdings (a)	33,651	3,780,690
LifePoint Hospitals, Inc. (a)	14,858	1,036,940
MEDNAX, Inc. (a)	31,348	2,177,432
Patterson Cos., Inc.	28,859	1,225,353
Premier, Inc., Class A (a)	13,133	419,468
Quest Diagnostics, Inc.	48,143	3,161,551
Tenet Healthcare Corp. (a)	33,357	904,642
Universal Health Services, Inc., Class B	30,776	3,466,609
VCA, Inc. (a)	27,539	1,411,924

		40,614,400

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	15

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Health Care Technology — 0.5%
athenahealth, Inc. (a)	12,922	$1,832,340
Cerner Corp. (a)	100,437	5,826,350
IMS Health Holdings, Inc. (a)	44,800	1,035,776
Inovalon Holdings, Inc. (a)	8,785	148,291
Veeva Systems, Inc., Class A (a)	24,061	579,870

		9,422,627
Hotels, Restaurants & Leisure — 2.3%
Aramark	64,788	2,069,977
Brinker International, Inc.	20,543	1,021,809
Chipotle Mexican Grill, Inc. (a)	10,406	4,713,606
Choice Hotels International, Inc.	12,056	527,088
Darden Restaurants, Inc.	42,162	2,658,736
Domino’s Pizza, Inc.	18,499	2,107,591
Dunkin’ Brands Group, Inc.	32,256	1,269,596
Extended Stay America, Inc.	20,162	258,275
Hilton Worldwide Holdings, Inc.	174,088	3,100,507
Hyatt Hotels Corp., Class A (a)	11,638	450,158
International Game Technology PLC	32,484	470,044
Marriott International, Inc., Class A	65,675	4,024,564
MGM Resorts International (a)	149,266	2,997,261
Norwegian Cruise Line Holdings Ltd. (a)	44,037	1,997,959
Panera Bread Co., Class A (a)	8,488	1,646,672
Royal Caribbean Cruises Ltd.	57,644	4,724,502
Six Flags Entertainment Corp.	24,098	1,211,407
Starwood Hotels & Resorts Worldwide, Inc.	57,276	3,564,858
Wendy’s Co.	69,004	705,911
Wyndham Worldwide Corp.	40,236	2,611,316
Wynn Resorts Ltd.	27,239	1,834,274

		43,966,111
Household Durables — 1.8%
D.R. Horton, Inc.	110,026	3,026,815
Garmin Ltd.	39,700	1,396,646
GoPro, Inc., Class A (a)(b)	30,407	348,160
Harman International Industries, Inc.	23,848	1,774,053
Jarden Corp. (a)	70,741	3,752,810
Leggett & Platt, Inc.	46,180	1,916,932
Lennar Corp., Class A	58,286	2,456,755
Lennar Corp., Class B	3,488	120,859
Mohawk Industries, Inc. (a)	20,691	3,443,189
Newell Rubbermaid, Inc.	90,060	3,492,527
NVR, Inc. (a)	1,363	2,250,313
PulteGroup, Inc.	122,205	2,048,156
Tempur Sealy International, Inc. (a)	20,454	1,234,194
Toll Brothers, Inc. (a)	58,865	1,625,851
TopBuild Corp. (a)	13,007	348,328
Tupperware Brands Corp.	16,741	777,285
Whirlpool Corp.	26,359	3,542,386

		33,555,259
Household Products — 0.6%
Church & Dwight Co., Inc.	43,865	3,684,660
Clorox Co.	43,967	5,673,941
Energizer Holdings, Inc.	21,020	673,481
Spectrum Brands Holdings, Inc.	8,512	808,981

		10,841,063
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	228,732	2,172,954
Calpine Corp. (a)	124,798	1,910,657
NRG Energy, Inc.	105,302	1,120,413
TerraForm Power, Inc., Class A (a)	20,582	203,968

		5,407,992
Industrial Conglomerates — 0.5%
BWX Technologies, Inc.	35,859	1,073,618
Carlisle Cos., Inc.	21,815	1,825,479

Common Stocks	Shares	Value
Industrial Conglomerates (continued)
Roper Technologies, Inc.	33,692	$5,918,674

		8,817,771
Insurance — 4.8%
Alleghany Corp. (a)	5,362	2,562,607
Allied World Assurance Co. Holdings AG	31,991	1,170,551
American Financial Group, Inc.	23,115	1,640,703
American National Insurance Co.	2,554	248,198
AmTrust Financial Services, Inc.	13,718	784,532
Aon PLC	94,465	8,296,861
Arch Capital Group Ltd. (a)	41,572	2,808,189
Arthur J Gallagher & Co.	56,292	2,118,831
Aspen Insurance Holdings Ltd.	20,671	961,408
Assurant, Inc.	22,764	1,850,941
Assured Guaranty Ltd.	47,368	1,126,411
Axis Capital Holdings Ltd.	33,829	1,823,721
Brown & Brown, Inc.	38,833	1,174,698
Cincinnati Financial Corp.	55,088	3,174,721
CNA Financial Corp.	9,141	303,755
Endurance Specialty Holdings Ltd.	20,859	1,291,798
Erie Indemnity Co., Class A	8,187	786,853
Everest Re Group Ltd.	14,891	2,664,596
FNF Group	93,999	3,043,688
Genworth Financial, Inc., Class A (a)	158,102	439,524
Hanover Insurance Group, Inc.	14,821	1,207,763
Hartford Financial Services Group, Inc.	140,747	5,655,214
Lincoln National Corp.	84,805	3,346,405
Loews Corp.	104,345	3,861,808
Markel Corp. (a)	4,675	3,929,150
Mercury General Corp.	1,974	91,653
Old Republic International Corp.	87,534	1,582,615
PartnerRe Ltd.	16,000	2,246,400
Principal Financial Group, Inc.	98,669	3,749,422
ProAssurance Corp.	18,490	926,719
Progressive Corp.	196,651	6,145,344
Reinsurance Group of America, Inc.	22,187	1,868,811
RenaissanceRe Holdings Ltd.	15,435	1,738,753
StanCorp Financial Group, Inc.	14,147	1,622,095
Torchmark Corp.	42,268	2,296,843
Unum Group	83,628	2,395,106
Validus Holdings Ltd.	28,350	1,254,204
Voya Financial, Inc.	72,171	2,206,989
W.R. Berkley Corp.	32,589	1,634,338
White Mountains Insurance Group Ltd.	1,906	1,359,150
XL Group PLC	102,775	3,726,621

		91,117,989
Internet & Catalog Retail — 0.7%
Expedia, Inc.	39,626	4,003,811
Groupon, Inc. (a)	150,686	409,866
Liberty Interactive Corp., Series A (a)	165,208	4,305,320
Liberty Ventures, Series A (a)	47,499	1,868,136
TripAdvisor, Inc. (a)	37,593	2,509,709

		13,096,842
Internet Software & Services — 1.1%
Akamai Technologies, Inc. (a)	59,848	2,730,266
GoDaddy, Inc., Class A (a)	7,926	241,664
IAC/InterActiveCorp	24,630	1,279,282
LendingClub Corp. (a)	23,161	170,928
LinkedIn Corp., Class A (a)	36,675	7,258,349
Match Group, Inc. (a)(b)	11,955	150,035
Pandora Media, Inc. (a)	71,009	690,207
Rackspace Hosting, Inc. (a)	38,925	786,674
Twitter, Inc. (a)	189,434	3,182,491
VeriSign, Inc. (a)	34,673	2,621,279
Yelp, Inc. (a)	22,082	462,618
Zillow Group, Inc., Class A (a)	14,740	319,416
Zillow Group, Inc., Class C (a)(b)	29,717	609,199

		20,502,408

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
IT Services — 3.3%
Alliance Data Systems Corp. (a)	20,797	$4,155,033
Amdocs Ltd.	51,823	2,836,791
Black Knight Financial Services, Inc., Class A (a)	7,452	224,827
Booz Allen Hamilton Holding Corp.	34,111	965,000
Broadridge Financial Solutions, Inc.	40,179	2,151,987
Computer Sciences Corp.	46,513	1,491,672
CoreLogic, Inc. (a)	30,237	1,079,461
CSRA, Inc.	46,513	1,245,618
DST Systems, Inc.	11,599	1,222,651
Fidelity National Information Services, Inc.	95,008	5,674,828
First Data Corp., Class A (a)	60,288	806,051
Fiserv, Inc. (a)	79,364	7,504,660
FleetCor Technologies, Inc. (a)	30,771	3,779,910
Gartner, Inc. (a)	27,828	2,445,803
Genpact Ltd. (a)	53,319	1,275,390
Global Payments, Inc.	44,550	2,626,222
Jack Henry & Associates, Inc.	27,409	2,225,063
Leidos Holdings, Inc.	22,364	1,031,428
Paychex, Inc.	108,746	5,204,583
Sabre Corp.	38,090	975,485
Square, Inc. (a)	10,407	91,269
Teradata Corp. (a)	44,578	1,085,028
Total System Services, Inc.	55,381	2,224,101
Vantiv, Inc., Class A (a)	48,051	2,260,799
VeriFone Systems, Inc. (a)	38,158	892,516
Western Union Co.	173,051	3,087,230
WEX, Inc. (a)	12,954	940,590
Xerox Corp.	339,325	3,308,419

		62,812,415
Leisure Products — 0.5%
Brunswick Corp.	31,070	1,238,139
Hasbro, Inc.	37,335	2,773,244
Mattel, Inc.	113,401	3,128,734
Polaris Industries, Inc.	22,275	1,644,786
Vista Outdoor, Inc. (a)	21,467	1,034,924

		9,819,827
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	111,611	4,202,154
Bio-Rad Laboratories, Inc., Class A (a)	6,939	885,486
Bio-Techne Corp.	12,453	1,029,739
Bruker Corp. (a)	37,359	834,226
Charles River Laboratories International, Inc. (a)	15,874	1,178,327
Mettler-Toledo International, Inc. (a)	9,374	2,932,656
PerkinElmer, Inc.	37,939	1,833,213
QIAGEN NV (a)	77,767	1,766,089
Quintiles Transnational Holdings, Inc. (a)	26,539	1,614,367
VWR Corp. (a)	10,252	250,764
Waters Corp. (a)	27,716	3,359,456

		19,886,477
Machinery — 2.7%
AGCO Corp.	25,423	1,239,880
Colfax Corp. (a)	33,872	749,926
Crane Co.	16,251	776,148
Donaldson Co., Inc.	45,766	1,289,686
Dover Corp.	53,756	3,142,038
Flowserve Corp.	45,064	1,741,273
Graco, Inc.	19,667	1,429,398
IDEX Corp.	26,124	1,894,251
Ingersoll-Rand PLC	88,726	4,566,727
ITT Corp.	29,897	970,158
Joy Global, Inc.	33,922	338,202
Kennametal, Inc.	27,172	480,944
Lincoln Electric Holdings, Inc.	25,335	1,348,835
Manitowoc Co., Inc.	46,122	725,960
Middleby Corp. (a)	19,215	1,736,267

Common Stocks	Shares	Value
Machinery (continued)
Nordson Corp.	20,390	$1,232,168
Oshkosh Corp.	26,214	863,227
Parker Hannifin Corp.	46,480	4,515,997
Pentair PLC	60,210	2,837,095
Snap-on, Inc.	19,472	3,145,896
SPX Corp.	15,076	140,207
SPX FLOW, Inc. (a)	14,440	344,250
Stanley Black & Decker, Inc.	51,524	4,860,774
Terex Corp.	35,630	798,112
Timken Co.	26,260	697,203
Toro Co.	18,658	1,390,394
Trinity Industries, Inc.	51,932	1,112,384
Valmont Industries, Inc.	7,938	846,111
WABCO Holdings, Inc. (a)	18,292	1,639,878
Wabtec Corp.	32,383	2,070,893
Xylem, Inc.	60,790	2,185,401

		51,109,683
Marine — 0.0%
Kirby Corp. (a)	18,716	947,965
Media — 2.3%
AMC Networks, Inc., Class A (a)	20,077	1,461,405
Cable One, Inc.	1,199	515,558
Cablevision Systems Corp., New York Group, Class A	67,878	2,165,987
Charter Communications, Inc., Class A (a)	25,123	4,305,077
Cinemark Holdings, Inc.	38,838	1,145,333
Clear Channel Outdoor Holdings, Inc., Class A	14,126	71,336
Discovery Communications, Inc., Class A (a)	52,184	1,439,757
Discovery Communications, Inc., Class C (a)	91,905	2,500,735
Gannett Co., Inc.	38,466	570,835
Graham Holdings Co., Class B	1,188	575,812
Interpublic Group of Cos., Inc.	138,403	3,105,763
John Wiley & Sons, Inc., Class A	15,671	655,048
Liberty Broadband Corp., Class A (a)	9,070	431,732
Liberty Broadband Corp., Class C (a)	22,240	1,045,280
Liberty Media Corp., Class A (a)	35,040	1,283,165
Liberty Media Corp., Class C (a)	67,211	2,392,039
Lions Gate Entertainment Corp.	31,810	831,832
Live Nation Entertainment, Inc. (a)	48,808	1,107,942
The Madison Square Garden Co., Class A (a)	6,868	1,058,221
Morningstar, Inc.	6,561	527,570
MSG Networks, Inc., Class A (a)	21,467	375,458
News Corp., Class A	128,558	1,667,397
News Corp., Class B	41,254	550,741
Omnicom Group, Inc.	81,886	6,006,338
Regal Entertainment Group, Class A (b)	28,394	489,797
Scripps Networks Interactive, Inc., Class A	30,635	1,867,816
Sirius XM Holdings, Inc. (a)	770,357	2,850,321
Starz, Class A (a)	28,947	822,963
TEGNA, Inc.	76,035	1,825,600
Tribune Media Co., Class A	27,062	891,693

		44,538,551
Metals & Mining — 1.0%
Alcoa, Inc.	438,932	3,199,814
Allegheny Technologies, Inc.	38,207	358,382
Compass Minerals International, Inc.	11,333	848,275
Freeport-McMoRan, Inc.	380,793	1,751,648
Newmont Mining Corp.	177,322	3,539,347
Nucor Corp.	106,964	4,179,083
Reliance Steel & Aluminum Co.	24,899	1,417,749
Royal Gold, Inc.	21,858	651,150
Steel Dynamics, Inc.	81,045	1,487,176
Tahoe Resources, Inc.	55,692	431,613
United States Steel Corp. (b)	50,825	355,775

		18,220,012

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	17

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Multi-Utilities — 2.9%
Alliant Energy Corp.	37,867	$2,474,230
Ameren Corp.	81,324	3,653,074
CenterPoint Energy, Inc.	144,192	2,576,711
CMS Energy Corp.	92,774	3,607,053
Consolidated Edison, Inc.	98,163	6,811,530
DTE Energy Co.	60,106	5,109,611
MDU Resources Group, Inc.	65,281	1,101,943
NiSource, Inc.	106,375	2,234,939
Public Service Enterprise Group, Inc.	169,549	7,002,374
SCANA Corp.	47,902	3,015,431
Sempra Energy	82,981	7,862,450
TECO Energy, Inc.	78,806	2,137,219
Vectren Corp.	27,695	1,158,759
WEC Energy Group, Inc.	105,811	5,843,941

		54,589,265
Multiline Retail — 1.3%
Dillard’s, Inc., Class A	7,409	521,668
Dollar General Corp.	101,792	7,640,508
Dollar Tree, Inc. (a)	77,170	6,275,464
JC Penney Co., Inc. (a)	103,181	749,094
Kohl’s Corp.	63,622	3,165,195
Macy’s, Inc.	105,366	4,257,840
Nordstrom, Inc.	47,043	2,309,811
Sears Holdings Corp. (a)(b)	4,476	75,868

		24,995,448
Office Electronics — 0.1%
Zebra Technologies Corp., Class A (a)	17,337	1,047,155
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp. (a)(b)	24,006	652,243
Cabot Oil & Gas Corp.	138,627	2,876,510
California Resources Corp.	113,715	162,612
Cheniere Energy, Inc. (a)	79,291	2,382,695
Chesapeake Energy Corp. (b)	198,026	671,308
Cimarex Energy Co.	31,697	2,947,821
Cobalt International Energy, Inc. (a)	124,009	469,994
Columbia Pipeline Group, Inc.	134,014	2,485,960
Concho Resources, Inc. (a)	43,286	4,117,797
CONSOL Energy, Inc. (b)	78,325	621,900
Continental Resources, Inc. (a)	28,947	611,071
CVR Energy, Inc.	5,266	184,415
Denbury Resources, Inc.	128,575	200,577
Diamondback Energy, Inc. (a)	23,928	1,807,760
Energen Corp.	26,407	931,375
EP Energy Corp., Class A (a)(b)	12,601	47,128
EQT Corp.	51,062	3,152,568
Golar LNG Ltd.	30,784	573,198
Gulfport Energy Corp. (a)	36,507	1,078,782
Hess Corp.	84,505	3,591,462
HollyFrontier Corp.	61,304	2,143,801
Kosmos Energy Ltd. (a)	52,854	241,543
Laredo Petroleum, Inc. (a)(b)	43,189	335,147
Marathon Oil Corp.	226,223	2,201,150
Memorial Resource Development Corp. (a)	30,821	490,362
Murphy Oil Corp.	59,650	1,169,736
Murphy USA, Inc. (a)	15,200	879,320
Newfield Exploration Co. (a)	54,566	1,586,234
Noble Energy, Inc.	143,829	4,655,745
ONEOK, Inc.	69,970	1,742,953
PBF Energy, Inc., Class A	32,408	1,133,956
Pioneer Natural Resources Co.	54,122	6,708,422
QEP Resources, Inc.	59,731	765,751
Range Resources Corp.	56,668	1,675,106
SM Energy Co.	23,112	323,106
Southwestern Energy Co. (a)(b)	130,226	1,157,709
Targa Resources Corp.	19,131	429,874

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Corp.	16,686	$114,299
Tesoro Corp.	42,175	3,679,769
Whiting Petroleum Corp. (a)	69,005	507,187
World Fuel Services Corp.	24,243	944,265
WPX Energy, Inc. (a)	80,459	436,088

		62,888,699
Paper & Forest Products — 0.3%
Domtar Corp.	21,470	692,408
International Paper Co.	141,077	4,826,244

		5,518,652
Personal Products — 0.2%
Avon Products, Inc.	146,000	494,940
Coty, Inc., Class A (b)	28,070	690,803
Edgewell Personal Care Co.	20,445	1,513,134
Herbalife Ltd. (a)	24,549	1,134,409
Nu Skin Enterprises, Inc., Class A	19,809	626,955

		4,460,241
Pharmaceuticals — 1.3%
Akorn, Inc. (a)	26,337	684,499
Endo International PLC (a)	75,882	4,209,174
Jazz Pharmaceuticals PLC (a)	20,468	2,635,050
Mallinckrodt PLC (a)	39,207	2,277,535
Perrigo Co. PLC	49,026	7,088,179
Zoetis, Inc.	167,572	7,213,975

		24,108,412
Producer Durables: Miscellaneous — 0.1%
Ultimate Software Group, Inc. (a)	9,580	1,682,535
Professional Services — 1.2%
CoStar Group, Inc. (a)	10,863	1,905,044
Dun & Bradstreet Corp.	12,078	1,188,717
Equifax, Inc.	39,887	4,220,045
IHS, Inc., Class A (a)	23,059	2,412,432
ManpowerGroup, Inc.	24,674	1,883,860
Nielsen Holdings PLC	123,361	5,941,066
Robert Half International, Inc.	45,274	1,981,643
TransUnion (a)	11,097	274,540
Verisk Analytics, Inc. (a)	56,668	4,136,764

		23,944,111
Real Estate Investment Trusts (REITs) — 9.6%
Alexandria Real Estate Equities, Inc.	24,146	1,911,880
American Campus Communities, Inc.	37,640	1,588,408
American Capital Agency Corp.	118,244	2,018,425
American Homes 4 Rent, Class A	55,697	834,898
Annaly Capital Management, Inc.	317,642	3,017,599
Apartment Investment & Management Co., Class A	52,380	2,050,677
Apple Hospitality REIT, Inc.	58,795	1,075,361
AvalonBay Communities, Inc.	44,306	7,598,036
Boston Properties, Inc.	51,418	5,975,286
Brandywine Realty Trust	60,668	778,370
Brixmor Property Group, Inc.	57,996	1,543,853
Camden Property Trust	29,107	2,220,864
Care Capital Properties, Inc.	27,847	833,739
CBL & Associates Properties, Inc.	56,466	607,009
Chimera Investment Corp.	63,352	784,931
Columbia Property Trust, Inc.	41,976	934,806
Communications Sales & Leasing, Inc.	40,751	782,827
Corporate Office Properties Trust	31,992	713,422
Corrections Corp. of America	39,260	1,131,081
Crown Castle International Corp.	111,865	9,642,763
DDR Corp.	101,515	1,736,922
Digital Realty Trust, Inc.	49,050	3,927,924
Douglas Emmett, Inc.	48,889	1,446,137
Duke Realty Corp.	115,650	2,328,034

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust, Inc., Class A	37,742	$624,630
Equinix, Inc.	22,913	7,116,090
Equity Commonwealth (a)	43,480	1,169,177
Equity Lifestyle Properties, Inc.	28,235	1,861,251
Essex Property Trust, Inc.	21,904	4,667,961
Extra Space Storage, Inc.	41,153	3,732,166
Federal Realty Investment Trust	23,020	3,472,107
Forest City Realty Trust, Inc., Class A (a)	73,202	1,442,079
Four Corners Property Trust, Inc.	14,504	245,118
Gaming and Leisure Properties, Inc.	29,749	775,854
General Growth Properties, Inc.	193,402	5,422,992
HCP, Inc.	154,739	5,561,320
Healthcare Trust of America, Inc., Class A	41,963	1,176,643
Hospitality Properties Trust	49,301	1,163,011
Host Hotels & Resorts, Inc.	253,948	3,517,180
Kilroy Realty Corp.	29,513	1,648,891
Kimco Realty Corp.	138,342	3,761,519
Lamar Advertising Co., Class A	27,143	1,522,994
Liberty Property Trust	50,092	1,468,697
Macerich Co.	53,045	4,135,919
MFA Financial, Inc.	124,762	792,239
Mid-America Apartment Communities, Inc.	25,254	2,369,330
National Retail Properties, Inc.	44,916	1,928,693
NorthStar Realty Europe Corp.	21,685	204,706
NorthStar Realty Finance Corp.	61,202	726,468
Omega Healthcare Investors, Inc.	61,244	1,942,047
Outfront Media, Inc.	46,075	1,002,131
Paramount Group, Inc.	59,858	981,671
Piedmont Office Realty Trust, Inc., Class A	48,770	902,733
Plum Creek Timber Co., Inc.	58,865	2,384,621
Post Properties, Inc.	18,299	1,048,350
Prologis, Inc.	175,644	6,932,669
Rayonier, Inc.	42,611	898,666
Realty Income Corp.	83,654	4,667,057
Regency Centers Corp.	31,615	2,288,610
Retail Properties of America, Inc., Class A	79,497	1,232,998
Senior Housing Properties Trust	78,768	1,140,561
SL Green Realty Corp.	33,377	3,224,552
Spirit Realty Capital, Inc.	147,959	1,550,610
Starwood Property Trust, Inc.	79,813	1,519,640
Tanger Factory Outlet Centers, Inc.	32,122	1,027,583
Taubman Centers, Inc.	20,716	1,471,665
Two Harbors Investment Corp.	122,940	934,344
UDR, Inc.	86,804	3,089,354
Ventas, Inc.	110,901	6,135,043
VEREIT, Inc.	303,386	2,339,106
Vornado Realty Trust	63,103	5,582,091
Weingarten Realty Investors	41,529	1,448,947
Welltower, Inc.	117,519	7,312,032
Weyerhaeuser Co.	173,532	4,444,154
WP Carey, Inc.	34,971	2,037,061
WP GLIMCHER, Inc.	62,802	570,242

		184,098,825
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A (a)	95,867	2,681,400
Howard Hughes Corp. (a)	13,309	1,264,754
Jones Lang LaSalle, Inc.	15,037	2,116,007
Realogy Holdings Corp. (a)	49,113	1,610,906

		7,673,067
Road & Rail — 0.6%
AMERCO, Inc.	2,451	898,659
Avis Budget Group, Inc. (a)	33,620	883,198
Genesee & Wyoming, Inc., Class A (a)	18,997	941,871
Hertz Global Holdings, Inc. (a)	136,041	1,235,252
JB Hunt Transport Services, Inc.	30,829	2,241,268

Common Stocks	Shares	Value
Road & Rail (continued)
Kansas City Southern	37,052	$2,626,246
Landstar System, Inc.	14,949	858,222
Old Dominion Freight Line, Inc. (a)	23,393	1,282,638
Ryder System, Inc.	17,868	950,042

		11,917,396
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	105,090	5,660,147
Applied Materials, Inc.	385,152	6,797,933
Atmel Corp.	139,892	1,127,530
Cree, Inc. (a)	34,641	970,987
Cypress Semiconductor Corp. (a)	111,246	874,394
First Solar, Inc. (a)	25,320	1,738,471
KLA-Tencor Corp.	53,601	3,590,731
Lam Research Corp.	53,066	3,809,608
Linear Technology Corp.	80,262	3,429,595
Marvell Technology Group Ltd.	151,835	1,343,740
Maxim Integrated Products, Inc.	95,188	3,179,279
Microchip Technology, Inc.	70,085	3,140,509
NVIDIA Corp.	180,320	5,281,573
ON Semiconductor Corp. (a)	143,857	1,231,416
Qorvo, Inc. (a)	47,373	1,875,971
Skyworks Solutions, Inc.	64,050	4,414,326
SunEdison, Inc. (a)(b)	93,152	291,566
SunPower Corp. (a)	18,991	483,131
Teradyne, Inc.	71,908	1,397,172
Xilinx, Inc.	86,701	4,358,459

		54,996,538
Software — 3.8%
Activision Blizzard, Inc.	169,121	5,888,793
Allscripts Healthcare Solutions, Inc. (a)	60,817	838,058
ANSYS, Inc. (a)	30,089	2,653,549
Autodesk, Inc. (a)	76,302	3,572,460
CA, Inc.	100,328	2,882,424
Cadence Design Systems, Inc. (a)	98,095	1,918,738
CDK Global, Inc.	53,733	2,366,939
Citrix Systems, Inc. (a)	53,724	3,785,393
Electronic Arts, Inc. (a)	105,447	6,806,077
FactSet Research Systems, Inc.	13,999	2,109,649
FireEye, Inc. (a)	46,278	652,057
Fortinet, Inc. (a)	47,866	1,346,949
Intuit, Inc.	92,396	8,824,742
King Digital Entertainment PLC	27,795	498,364
NetSuite, Inc. (a)	13,391	928,934
Nuance Communications, Inc. (a)	84,826	1,495,482
PTC, Inc. (a)	38,540	1,141,169
Red Hat, Inc. (a)	61,443	4,304,082
ServiceNow, Inc. (a)	51,549	3,206,863
SolarWinds, Inc. (a)	20,996	1,258,710
Solera Holdings, Inc.	22,497	1,220,687
Splunk, Inc. (a)	42,001	1,944,226
SS&C Technologies Holdings, Inc.	27,244	1,751,517
Symantec Corp.	228,158	4,526,655
Synopsys, Inc. (a)	51,981	2,229,985
Tableau Software, Inc., Class A (a)	16,608	1,332,626
Workday, Inc., Class A (a)	35,557	2,240,447
Zynga, Inc., Class A (a)	260,350	640,461

		72,366,036
Specialty Retail — 4.1%
Aaron’s, Inc.	22,326	510,819
Advance Auto Parts, Inc.	24,520	3,728,266
AutoNation, Inc. (a)	24,420	1,056,165
AutoZone, Inc. (a)	10,471	8,035,341
Bed Bath & Beyond, Inc. (a)	57,418	2,478,735
Best Buy Co., Inc.	101,723	2,841,123
Cabela’s, Inc. (a)	17,031	716,494

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	19

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
CarMax, Inc. (a)	65,597	$2,898,076
CST Brands, Inc.	25,780	998,717
Dick’s Sporting Goods, Inc.	30,838	1,205,149
DSW, Inc., Class A	25,071	601,955
Foot Locker, Inc.	46,874	3,166,808
GameStop Corp., Class A	35,919	941,437
Gap, Inc.	79,872	1,974,436
GNC Holdings, Inc., Class A	29,119	815,623
Kate Spade & Co. (a)	43,057	766,845
L Brands, Inc.	82,938	7,974,489
Michaels Cos., Inc. (a)	21,789	475,000
O’Reilly Automotive, Inc. (a)	33,849	8,831,204
Office Depot, Inc. (a)	183,475	944,896
Penske Automotive Group, Inc.	14,454	453,422
Ross Stores, Inc.	138,689	7,802,643
Sally Beauty Holdings, Inc. (a)	52,849	1,456,518
Signet Jewelers Ltd.	26,906	3,121,096
Staples, Inc.	214,727	1,915,365
Tiffany & Co.	37,858	2,416,855
Tractor Supply Co.	45,726	4,038,063
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21,533	3,901,134
Urban Outfitters, Inc. (a)	29,222	668,599
Williams-Sonoma, Inc.	30,717	1,586,840

		78,322,113
Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp. (a)(b)	37,800	302,778
Lexmark International, Inc., Class A	20,777	586,119
NCR Corp. (a)	44,539	950,462
NetApp, Inc.	98,841	2,167,583
SanDisk Corp.	69,678	4,926,235
Western Digital Corp.	75,312	3,613,470

		12,546,647
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	17,610	1,712,044
Coach, Inc.	92,603	3,430,941
Fossil Group, Inc. (a)	14,481	472,081
Hanesbrands, Inc.	134,626	4,115,517
lululemon athletica, Inc. (a)	37,390	2,320,797
Michael Kors Holdings Ltd. (a)	61,688	2,461,351
PVH Corp.	27,707	2,033,140
Ralph Lauren Corp.	20,053	2,255,962
Skechers U.S.A., Inc., Class A (a)	41,140	1,159,737
Under Armour, Inc., Class A (a)	59,873	5,114,950

		25,076,520
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	162,538	2,516,088
People’s United Financial, Inc.	103,604	1,488,790

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
TFS Financial Corp.	23,094	$402,990

		4,407,868
Trading Companies & Distributors — 0.8%
Air Lease Corp.	34,382	885,680
Fastenal Co.	98,525	3,996,174
GATX Corp.	14,922	611,503
HD Supply Holdings, Inc. (a)	57,131	1,500,831
MSC Industrial Direct Co., Inc., Class A	16,007	1,037,414
NOW, Inc. (a)	36,502	494,967
United Rentals, Inc. (a)	32,502	1,557,171
W.W. Grainger, Inc.	21,045	4,139,341
Watsco, Inc.	8,727	1,014,165
WESCO International, Inc. (a)	15,023	606,629

		15,843,875
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	23,164	1,553,378
Water Utilities — 0.3%
American Water Works Co., Inc.	60,318	3,915,241
Aqua America, Inc.	59,349	1,871,274

		5,786,515
Wireless Telecommunication Services — 0.3%
SBA Communications Corp., Class A (a)	43,389	4,307,660
Sprint Corp. (a)(b)	249,644	753,925
Telephone & Data Systems, Inc.	31,658	734,149
United States Cellular Corp. (a)	4,586	172,617

		5,968,351
Total Long-Term Investments (Cost — $1,980,456,792) — 97.3%		1,857,952,592

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$9,457	9,457,012

	Shares
BlackRock Premier Government Institutional Fund, 0.20% (c)(d)	46,542,529	46,542,529
Total Short-Term Securities (Cost — $55,999,541) — 2.9%		55,999,541
Total Investments (Cost — $2,036,456,333) — 100.2%		1,913,952,133
Liabilities in Excess of Other Assets — (0.2)%		(4,377,433)

Net Assets — 100.0%		$1,909,574,700

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

(c)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity		Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	—	$9,457,012	[1]	$9,457,012	$228,859	[2]
BlackRock Premier Government Institutional Fund[3]	—	46,542,529	[1]	46,542,529	$31,810
[1] Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
145	S&P 500 E-Mini Index	March 2016	$13,993,225	$(338,781)
271	S&P MidCap 400 E-Mini Index	March 2016	$35,631,080	(776,323)
Total				$(1,115,104)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation	[1]	—	$1,115,104	—	—	—	$1,115,104

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	$(150,594)	—	—	—	$(150,594)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(1,115,104)	—	—	—	$(1,115,104)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$44,104,443
Average notional value of contracts — short	$51,763,565	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	21

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,857,952,592	—	—	$1,857,952,592
Short-Term Securities	46,542,529	$9,457,012	—	55,999,541

Total	$1,904,495,121	$9,457,012	—	$1,913,952,133

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,115,104)	—	—	$(1,115,104)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,721,650	—	—	$2,721,650
Liabilities:
Collateral on securities loaned at value	—	$(9,457,012)	—	(9,457,012)

Total	$2,721,650	$(9,457,012)	—	$(6,735,362)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 22.3%
58.com, Inc. — ADR (a)	168	$9,425
AAC Technologies Holdings, Inc.	3,000	19,222
Agricultural Bank of China Ltd., Class H	135,000	48,189
Air China Ltd., Class H	6,000	3,901
Alibaba Group Holding Ltd. — SP ADR (a)	2,614	175,216
Aluminum Corp. of China Ltd., Class H (a)	12,000	3,647
Anhui Conch Cement Co. Ltd., Class H	5,500	10,798
ANTA Sports Products Ltd.	5,000	12,087
AviChina Industry & Technology Co. Ltd., Class H	8,000	5,621
Baidu, Inc. — ADR (a)	649	105,962
Bank of China Ltd., Class H	416,000	162,893
Bank of Communications Co. Ltd., Class H	53,000	32,403
Beijing Capital International Airport Co. Ltd., Class H	8,000	7,268
Byd Co. Ltd., Class H (a)	2,500	11,501
CGN Power Co. Ltd. (b)	26,000	7,710
China Cinda Asset Management Co. Ltd.	33,000	10,384
China CITIC Bank Corp. Ltd., Class H (a)	48,000	28,108
China Coal Energy Co. Ltd., Class H	12,000	4,094
China Communications Construction Co. Ltd., Class H	18,000	16,079
China Communications Services Corp. Ltd., Class H	14,000	5,513
China Conch Venture Holdings Ltd.	4,000	6,470
China Construction Bank Corp., Class H	434,000	264,955
China COSCO Holdings Co. Ltd., Class H (a)	10,000	3,580
China Everbright Bank Co. Ltd., Class H	11,000	5,182
China Galaxy Securities Co. Ltd., Class H	9,500	7,028
China Huishan Dairy Holdings Co. Ltd. (c)	42,000	15,857
China International Marine Containers Group Co. Ltd., Class H	2,600	4,071
China Life Insurance Co. Ltd., Class H	39,000	94,554
China Longyuan Power Group Corp., Class H	12,000	7,170
China Medical System Holdings Ltd.	6,000	7,054
China Mengniu Dairy Co. Ltd.	12,000	16,741
China Merchants Bank Co. Ltd., Class H	26,000	50,541
China Minsheng Banking Corp. Ltd., Class H	25,000	22,187
China National Building Material Co. Ltd., Class H	10,000	4,170
China Oilfield Services Ltd., Class H	8,000	5,808
China Pacific Insurance Group Co. Ltd., Class H	15,000	52,930
China Petroleum & Chemical Corp. Class H	140,000	79,091
China Railway Construction Corp. Ltd., Class H	7,000	7,030
China Railway Group Ltd., Class H	21,000	15,165
China Shenhua Energy Co. Ltd., Class H	13,500	20,384
China Shipping Container Lines Co. Ltd., Class H (a)	16,000	3,113
China Southern Airlines Co. Ltd., Class H	8,000	4,851
China Telecom Corp. Ltd., Class H	68,000	31,983
China Unicom Hong Kong Ltd.	28,000	31,021
China Vanke Co. Ltd., Class H	4,600	10,537
Chongqing Changan Automobile Co. Ltd.	1,100	2,160
Chongqing Rural Commercial Bank, Co. Ltd., Class H	9,000	4,607
CITIC Securities Co. Ltd., Class H	9,500	18,483
CNOOC Ltd.	96,000	97,846
Country Garden Holdings Co. Ltd.	18,000	6,977
CSPC Pharmaceutical Group Ltd.	20,000	16,914
CSR Corp. Ltd., Class H	26,000	24,299
Ctrip.com International Ltd. — ADR (a)	588	25,096
Dalian Wanda Commercial Properties Co. Ltd., Class H (b)	2,600	12,553
Datang International Power Generation Co. Ltd., Class H	14,000	3,740
Dongfeng Motor Group Co. Ltd., Class H	10,000	11,904
Evergrande Real Estate Group Ltd.	20,000	13,255
Far East Horizon Ltd.	8,000	6,164
Fosun International Ltd.	13,000	17,224
GF Securities Co. Ltd., Class H (a)	6,400	12,912
Great Wall Motor Co. Ltd., Class H	12,000	9,265
Guangzhou Automobile Group Co. Ltd., Class H	8,000	6,744
Guangzhou R&F Properties Co. Ltd., Class H	6,000	6,484
Haitian International Holdings Ltd.	4,000	4,865
Haitong Securities Co. Ltd., Class H	12,400	18,884

Common Stocks	Shares	Value
China (continued)
Hengan International Group Co. Ltd.	4,000	$35,832
Huadian Power International Corp. Ltd., Class H	8,000	4,782
Huaneng Power International, Inc., Class H	26,000	21,392
Huaneng Renewables Corp. Ltd., Class H	18,000	3,913
Huatai Securities Co. Ltd., Class H (a)(b)	3,800	7,112
Industrial & Commercial Bank of China Ltd., Class H	383,000	199,329
JD.com, Inc. — ADR (a)	1,097	28,555
Jiangsu Expressway Co. Ltd., Class H	6,000	7,219
Jiangxi Copper Co. Ltd., Class H	5,000	5,073
Kingsoft Corp. Ltd.	2,000	4,345
Lenovo Group Ltd.	40,000	35,906
Longfor Properties Co. Ltd.	8,000	10,220
Luye Pharma Group Ltd. (a)	8,500	7,037
NetEase, Inc. — ADR	148	23,109
New China Life Insurance Co. Ltd., Class H	4,100	14,043
New Oriental Education & Technology Group, Inc. — ADR	422	13,255
People’s Insurance Co. Group of China Ltd., Class H	35,000	14,039
PetroChina Co. Ltd., Class H	116,000	71,861
PICC Property & Casualty Co. Ltd., Class H	18,000	30,790
Ping An Insurance Group Co. of China Ltd., Class H	27,500	124,593
Qihoo 360 Technology Co. Ltd. — ADR (a)	200	14,342
Qunar Cayman Islands Ltd. — ADR (a)	180	7,934
Semiconductor Manufacturing International Corp. (a)	81,000	7,033
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,000	5,158
Shanghai Electric Group Co. Ltd., Class H	10,000	4,438
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,000	4,803
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,100	6,985
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,800	7,362
Shenzhou International Group Holdings Ltd.	3,000	16,086
Shui On Land Ltd.	23,500	5,731
Sino-Ocean Land Holdings Ltd.	10,500	5,324
Sinopec Engineering Group Co. Ltd., Class H	8,000	6,738
Sinopec Shanghai Petrochemical Co. Ltd., Class H (a)	16,000	6,488
Sinopharm Group Co. Ltd., Class H	4,800	17,050
Sinotrans Ltd., Class H	10,000	4,574
SOHO China Ltd.	13,000	6,066
SouFun Holdings Ltd. — ADR	175	1,043
Sunac China Holdings Ltd.	6,000	3,738
TAL Education Group — ADR (a)	217	10,409
Tencent Holdings Ltd.	26,300	494,090
Tingyi Cayman Islands Holding Corp.	8,000	9,140
TravelSky Technology Ltd., Class H	5,000	7,636
Tsingtao Brewery Co. Ltd., Class H	2,000	7,142
Vipshop Holdings Ltd. — ADR (a)	1,000	12,840
Want Want China Holdings Ltd.	28,000	18,394
Weichai Power Co. Ltd., Class H	4,000	3,833
Yanzhou Coal Mining Co. Ltd., Class H	8,000	3,236
YY, Inc. — ADR (a)	57	3,312
Zhejiang Expressway Co. Ltd., Class H	6,000	5,262
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,000	10,320
Zijin Mining Group Co. Ltd., Class H	32,000	7,277
ZTE Corp., Class H	4,200	7,633

		3,165,692
Hong Kong — 18.3%
AIA Group Ltd.	61,400	341,351
Alibaba Health Information Technology Ltd. (a)	10,000	5,058
Alibaba Pictures Group Ltd. (a)	40,000	8,174
ASM Pacific Technology Ltd.	1,000	7,275
Bank of East Asia Ltd.	5,000	14,698
Beijing Enterprises Holdings Ltd.	2,500	12,482
Beijing Enterprises Water Group Ltd. (a)	22,000	10,978
Belle International Holdings Ltd.	18,000	12,128
BOC Hong Kong Holdings Ltd.	21,000	55,904
Brilliance China Automotive Holdings Ltd.	12,000	11,570

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	23

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Cathay Pacific Airways Ltd.	4,000	$6,313
Cheung Kong Infrastructure Holdings Ltd.	3,000	28,216
Cheung Kong Property Holdings Ltd.	13,500	73,175
China Everbright International Ltd.	12,000	12,761
China Everbright Ltd.	4,000	8,317
China Gas Holdings Ltd.	8,000	10,220
China Jinmao Holdings Group Ltd.	22,000	5,758
China Merchants Homldings International Co. Ltd.	4,000	11,041
China Mobile Ltd.	31,500	346,001
China Overseas Land & Investment Ltd.	22,000	64,275
China Power International Development Ltd.	16,000	7,146
China Resources Enterprise Ltd.	6,000	9,568
China Resources Gas Group Ltd.	4,000	9,982
China Resources Land Ltd.	16,000	39,542
China Resources Power Holdings Co. Ltd.	8,000	13,608
China State Construction International Holdings Ltd.	8,000	12,919
China Taiping Insurance Holdings Co. Ltd. (a)	8,200	17,310
CITIC Ltd.	26,000	36,799
CK Hutchison Holdings Ltd.	14,000	174,926
CLP Holdings Ltd.	9,000	75,601
COSCO Pacific Ltd.	8,000	9,080
ENN Energy Holdings Ltd.	4,000	18,036
First Pacific Co. Ltd.	12,000	8,274
Galaxy Entertainment Group Ltd.	14,000	43,984
GCL-Poly Energy Holdings Ltd.	35,000	4,514
Geely Automobile Holdings Ltd.	25,000	10,763
Goldin Properties Holdings Ltd. (a)	6,000	4,107
GOME Electrical Appliances Holding Ltd.	61,000	8,551
Guangdong Investment Ltd.	14,000	17,912
Haier Electronics Group Co. Ltd.	6,000	10,592
Hang Lung Properties Ltd.	9,000	16,602
Hang Seng Bank Ltd.	4,300	71,499
Henderson Land Development Co. Ltd.	7,000	38,129
HK Electric Investments & HK Electric Investments Ltd. (b)(d)	20,000	15,654
HKT Trust & HKT Ltd. (d)	13,000	17,075
Hong Kong & China Gas Co. Ltd.	34,000	59,848
Hong Kong Exchanges & Clearing Ltd.	5,700	126,316
Hongkong Land Holdings Ltd.	3,100	19,533
Hysan Development Co. Ltd.	3,000	11,624
Imperial Pacific International Holdings Ltd. (a)	260,000	5,282
Kerry Properties Ltd.	3,000	6,943
Kunlun Energy Co. Ltd.	14,000	10,563
Li & Fung Ltd.	28,000	16,107
Link REIT	12,000	68,844
Melco Crown Entertainment Ltd. — ADR	490	7,468
MGM China Holdings Ltd.	4,000	4,815
MTR Corp. Ltd.	8,500	38,484
New World China Land Ltd.	14,000	13,593
New World Development Co. Ltd.	22,000	18,010
Nine Dragons Paper Holdings Ltd.	10,000	6,306
NWS Holdings Ltd.	6,000	8,946
PCCW Ltd.	17,000	10,198
Power Assets Holdings Ltd.	7,000	63,982
Sands China Ltd.	12,800	44,707
Shanghai Industrial Holdings Ltd.	2,000	4,388
Shangri-La Asia Ltd.	6,000	5,590
Shimao Property Holdings Ltd.	5,000	7,049
Sino Biopharmaceutical Ltd.	26,000	17,916
Sino Land Co. Ltd.	12,000	15,417
SJM Holdings Ltd.	7,000	4,620
Sun Art Retail Group Ltd.	13,500	7,616
Sun Hung Kai Properties Ltd.	9,000	97,643
Swire Pacific Ltd., Class A	3,500	33,764
Swire Properties Ltd.	4,800	12,490
Techtronic Industries Co. Ltd.	6,500	24,662
WH Group Ltd. (a)(b)	26,500	15,174

Common Stocks	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd.	6,000	$28,078
Wheelock & Co. Ltd.	4,000	15,314
Wynn Macau Ltd.	5,200	5,631
Yue Yuen Industrial Holdings Ltd.	3,500	12,088
Yuexiu Property Co. Ltd.	30,000	4,363

		2,591,240
India — 9.6%
Dr. Reddy’s Laboratories Ltd. — ADR	2,723	122,344
GAIL India Ltd. — GDR	3,423	109,536
ICICI Bank Ltd. — ADR	10,278	68,349
Infosys Ltd. — ADR	16,846	301,712
Larsen & Toubro Ltd. — GDR	4,923	79,506
Mahindra & Mahindra Ltd. — GDR	6,850	123,419
Reliance Industries Ltd. — GDR (b)	5,423	164,317
State Bank of India — GDR	3,423	92,302
Tata Motors Ltd. — ADR (a)	3,423	85,507
Vedanta Ltd. — ADR	13,850	60,801
Wipro Ltd. — ADR	13,850	162,322

		1,370,115
Indonesia — 3.3%
Astra International Tbk PT	118,400	56,293
Bank Central Asia Tbk PT	69,900	67,023
Bank Danamon Indonesia Tbk PT	22,300	6,604
Bank Mandiri Persero Tbk PT	57,700	40,748
Bank Negara Indonesia Persero Tbk PT	34,700	12,512
Bank Rakyat Indonesia Persero Tbk PT	65,300	53,855
Bumi Serpong Damai Tbk PT	51,400	6,544
Charoen Pokphand Indonesia Tbk PT	32,400	7,980
Gudang Garam Tbk PT	2,900	12,366
Hanjaya Mandala Sampoerna Tbk PT	2,400	18,086
Indocement Tunggal Prakarsa Tbk PT	4,500	6,511
Indofood CBP Sukses Makmur Tbk PT	7,900	8,367
Indofood Sukses Makmur Tbk PT	24,200	11,011
Kalbe Farma Tbk PT	112,400	10,990
Lippo Karawaci Tbk PT	80,500	6,193
Matahari Department Store Tbk PT	9,200	10,801
Perusahaan Gas Negara Persero Tbk PT	37,500	6,628
Semen Indonesia Persero Tbk PT	13,200	10,713
Summarecon Agung Tbk PT	53,000	5,651
Surya Citra Media Tbk PT	31,400	6,223
Telekomunikasi Indonesia Persero Tbk PT	287,900	70,633
Tower Bersama Infrastructure Tbk PT (a)	12,400	5,726
Unilever Indonesia Tbk PT	7,400	19,850
United Tractors Tbk PT	5,400	6,902
XL Axiata Tbk PT (a)	24,200	6,496

		474,706
Malaysia — 4.2%
Alliance Financial Group Bhd	7,000	5,754
AMMB Holdings Bhd	9,700	10,215
Astro Malaysia Holdings Bhd	8,400	5,656
Axiata Group Bhd	12,600	17,060
British American Tobacco Malaysia Bhd	700	9,755
Bumi Armada Bhd (a)	21,500	5,419
CIMB Group Holdings Bhd	19,500	19,565
Dialog Group Bhd	15,600	5,959
DiGi.Com Bhd	16,800	19,775
Gamuda Bhd	9,100	10,029
Genting Bhd	8,300	15,776
Genting Malaysia Bhd	13,300	14,355
Genting Plantations Bhd	3,400	9,361
Hartalega Holdings Bhd	6,500	8,448
Hong Leong Bank Bhd	3,100	9,791
IHH Healthcare Bhd	12,200	19,290
IJM Corp. Bhd	15,800	13,158
IOI Corp. Bhd	15,000	17,579

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Malaysia (continued)
Kuala Lumpur Kepong Bhd	2,900	$16,729
Lafarge Malayan Cement Bhd	2,900	6,421
Malayan Banking Bhd	27,700	57,371
Malaysia Airports Holdings Bhd	4,100	5,738
Maxis Bhd	9,500	13,122
MISC Bhd	6,700	14,187
Petronas Chemicals Group Bhd	15,200	26,387
Petronas Dagangan Bhd	1,400	8,606
Petronas Gas Bhd	3,400	18,815
PPB Group Bhd	2,700	10,814
Public Bank Bhd	14,400	63,901
Sapurakencana Petroleum Bhd	10,000	4,580
Sime Darby Bhd	17,600	34,216
Telekom Malaysia Bhd	6,300	9,889
Tenaga Nasional Bhd	19,400	63,645
UMW Holdings Bhd	2,800	4,743
Westports Holdings Bhd	5,800	5,681
YTL Corp. Bhd	25,100	9,450

		591,240
Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	5,900	7,254
Aboitiz Power Corp.	9,200	8,053
Alliance Global Group, Inc.	20,000	6,223
Ayala Corp.	1,190	17,041
Ayala Land, Inc.	46,100	30,592
Bank of the Philippine Islands	3,410	6,287
BDO Unibank, Inc.	5,660	12,174
DMCI Holdings, Inc.	25,500	6,134
Energy Development Corp.	42,800	4,954
Globe Telecom, Inc.	175	6,876
GT Capital Holdings, Inc.	380	10,332
International Container Terminal Services, Inc.	3,340	4,278
JG Summit Holdings, Inc.	12,590	17,775
Jollibee Foods Corp.	2,480	10,718
Megaworld Corp.	69,000	5,206
Metro Pacific Investments Corp.	71,000	8,238
Philippine Long Distance Telephone Co.	415	19,391
Robinsons Land Corp.	10,000	5,269
SM Investments Corp.	1,110	19,413
SM Prime Holdings, Inc.	50,500	22,589
Universal Robina Corp.	3,700	15,049

		243,846
Republic of Korea — 0.1%
Lotte Chilsung Beverage Co. Ltd. (a)	5	9,105
Singapore — 5.0%
Ascendas Real Estate Investment Trust	13,591	22,285
CapitaLand Commercial Trust Ltd.	11,300	10,340
CapitaLand Ltd.	13,100	28,477
CapitaLand Mall Trust	12,100	17,000
City Developments Ltd.	3,400	16,678
ComfortDelGro Corp. Ltd.	10,300	20,582
DBS Group Holdings Ltd.	9,400	93,449
Genting Singapore PLC	33,300	16,610
Global Logistic Properties Ltd.	14,800	17,541
Golden Agri-Resources Ltd.	39,500	10,347
Hutchison Port Holdings Trust	28,600	13,665
Jardine Cycle & Carriage Ltd.	844	22,300
Keppel Corp. Ltd.	8,800	31,383
Noble Group Ltd.	14,600	3,227
Oversea-Chinese Banking Corp. Ltd.	16,500	92,335
SembCorp Industries Ltd. (c)	1,500	2,673
SembCorp Marine Ltd.	3,400	3,760
Singapore Airlines Ltd.	2,600	20,227
Singapore Exchange Ltd.	3,400	16,938
Singapore Technologies Engineering Ltd.	7,800	15,822

Common Stocks	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	42,800	$106,129
StarHub Ltd.	3,500	8,344
Suntec Real Estate Investment Trust	12,300	13,738
United Overseas Bank Ltd.	6,400	81,362
UOL Group Ltd.	2,500	9,904
Wilmar International Ltd.	9,300	18,803
Yangzijiang Shipbuilding Holdings Ltd.	6,800	4,480

		718,399
South Korea — 18.0%
Amorepacific Corp. (a)	237	72,829
Amorepacific Group (a)	137	17,174
BGF Retail Co. Ltd. (a)	55	9,911
BS Financial Group, Inc. (a)	925	6,992
Celltrion, Inc. (a)	314	29,668
Cheil Industries, Inc.	442	55,702
Cheil Worldwide, Inc.	517	9,833
CJ CheilJedang Corp. (a)	41	14,114
CJ Corp. (a)	66	16,307
CJ E&M Corp. (a)	110	8,506
CJ Korea Express Co. Ltd. (a)	45	8,278
Coway Co. Ltd. (a)	229	18,845
Daelim Industrial Co. Ltd. (a)	97	6,387
Daewoo International Corp.	310	4,023
Daewoo Securities Co. Ltd. (a)	323	2,149
DGB Financial Group, Inc. (a)	635	4,750
Dongbu Insurance Co. Ltd. (a)	247	14,029
Doosan Heavy Industries & Construction Co. Ltd. (a)	310	4,394
E-Mart, Inc.	88	12,083
GS Engineering & Construction Corp. (a)	271	5,786
GS Holdings Corp. (a)	285	12,064
GSretail Co. Ltd. (a)	170	9,324
Hana Financial Group, Inc.	1,215	21,865
Hankook Tire Co. Ltd. (a)	236	9,204
Hanmi Pharm Co. Ltd. (a)	23	13,672
Hanmi Science Co. Ltd. (a)	66	8,808
Hanon Systems (a)	231	10,331
Hanssem Co. Ltd. (a)	53	12,136
Hanwha Chemical Corp. (a)	392	8,624
Hanwha Corp. (a)	235	7,249
Hanwha Life Insurance Co. Ltd. (a)	1,333	7,705
Hotel Shilla Co. Ltd.	113	6,190
Hyosung Corp. (a)	97	8,884
Hyundai Department Store Co. Ltd. (a)	87	9,322
Hyundai Development Co-Engineering & Construction (a)	123	4,674
Hyundai Engineering & Construction Co. Ltd. (a)	260	8,021
Hyundai Glovis Co. Ltd. (a)	93	15,965
Hyundai Heavy Industries Co. Ltd. (a)	152	11,818
Hyundai Marine & Fire Insurance Co. Ltd. (a)	50	1,354
Hyundai Mobis Co. Ltd. (a)	380	82,555
Hyundai Motor Co.	833	93,406
Hyundai Motor Co., Preference Shares	75	6,110
Hyundai Motor Co., Second Preference Shares	145	12,312
Hyundai Steel Co.	344	14,140
Hyundai Wia Corp. (a)	66	5,856
Industrial Bank of Korea (a)	1,144	11,069
Kakao Corp. (a)	215	19,779
Kangwon Land, Inc. (a)	583	20,137
KB Financial Group, Inc. (a)	1,687	43,153
KCC Corp.	30	11,043
KEPCO Plant Service & Engineering Co. Ltd. (a)	123	10,257
Kia Motors Corp.	1,490	56,572
Korea Aerospace Industries Ltd. (a)	236	14,092
Korea Electric Power Corp. (a)	1,291	56,673
Korea Gas Corp. (a)	187	5,868
Korea Investment Holdings Co. Ltd. (a)	236	9,233
Korea Zinc Co. Ltd. (a)	40	14,603

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	25

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
Korean Air Lines Co. Ltd. (a)	217	$4,514
KT Corp.	267	6,156
KT&G Corp.	488	42,129
LG Chem Ltd.	261	65,310
LG Chem Ltd., Preference Shares	47	8,558
LG Corp. (a)	457	28,277
LG Display Co. Ltd.	1,521	27,955
LG Electronics, Inc.	451	21,989
LG Household & Health Care Ltd.	39	32,511
LG Innotek Co. Ltd.	81	5,625
LG Uplus Corp.	1,260	10,219
Lotte Chemical Corp. (a)	83	19,304
Lotte Confectionery Co. Ltd. (a)	4	8,067
Lotte Shopping Co. Ltd. (a)	34	6,764
Mirae Asset Securities Co. Ltd. (a)	325	5,160
NAVER Corp.	141	74,345
NCSoft Corp.	82	16,143
OCI Co. Ltd. (a)	86	4,811
Orion Corp. (a)	17	14,687
Ottogi Corp. (a)	9	10,646
Paradise Co. Ltd. (a)	297	3,711
POSCO	404	60,555
S-1 Corp.	125	10,635
S-Oil Corp.	262	17,249
Samsung Card Co. Ltd.	190	6,055
Samsung Electro-Mechanics Co. Ltd.	197	9,146
Samsung Electronics Co. Ltd.	562	543,708
Samsung Electronics Co. Ltd., Preference Shares	111	93,379
Samsung Fire & Marine Insurance Co. Ltd.	181	45,181
Samsung Heavy Industries Co. Ltd. (a)	462	4,070
Samsung Life Insurance Co. Ltd.	487	44,856
Samsung SDI Co. Ltd.	206	16,298
Samsung SDS Co. Ltd.	150	27,955
Samsung Securities Co. Ltd. (a)	321	10,212
Shinhan Financial Group Co. Ltd. (a)	1,864	60,250
Shinsegae Co. Ltd.	34	6,057
SK Holdings Co. Ltd. (a)	174	34,414
SK Hynix, Inc.	3,220	74,321
SK Innovation Co. Ltd. (a)	395	43,653
SK Telecom Co. Ltd.	54	9,472
Woori Bank	1,118	8,264
Woori Investment & Securities Co. Ltd. (a)	585	4,716
Yuhan Corp. (a)	33	9,229

		2,552,384
Switzerland — 0.1%
Youku Tudou, Inc. — ADR (a)	297	8,087
Taiwan — 14.0%
Acer, Inc. (a)	17,000	5,899
Advanced Semiconductor Engineering, Inc.	26,000	27,928
Advantech Co. Ltd.	1,000	6,007
Asia Cement Corp.	12,000	9,439
Asustek Computer, Inc.	3,000	24,321
AU Optronics Corp.	33,000	8,582
Casetek Holdings Ltd.	1,000	5,189
Catcher Technology Co. Ltd.	4,000	29,761
Cathay Financial Holding Co. Ltd.	46,000	50,238
Chailease Holding Co. Ltd.	5,200	8,293
Chang Hwa Commercial Bank Ltd.	25,680	12,869
Cheng Shin Rubber Industry Co. Ltd.	8,000	12,363
Chicony Electronics Co. Ltd.	3,015	6,261
China Airlines Ltd. (a)	17,000	5,787
China Development Financial Holding Corp.	53,000	12,672
China Life Insurance Co. Ltd.	16,500	11,719
China Steel Corp.	54,000	28,866
Chunghwa Telecom Co. Ltd.	21,000	65,064
Compal Electronics, Inc.	15,000	8,735

Common Stocks	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	90,265	$42,397
Delta Electronics, Inc.	10,000	42,326
E.Sun Financial Holding Co. Ltd.	34,781	18,052
Eclat Textile Co. Ltd.	1,000	14,249
Eva Airways Corp. (a)	11,000	5,792
Evergreen Marine Corp. Taiwan Ltd.	15,150	5,310
Far Eastern New Century Corp.	16,320	11,673
Far EasTone Telecommunications Co. Ltd.	8,000	16,534
Feng TAY Enterprise Co. Ltd.	2,060	11,080
First Financial Holding Co. Ltd.	44,200	20,175
Formosa Chemicals & Fibre Corp.	18,000	38,847
Formosa Petrochemical Corp.	5,000	12,375
Formosa Plastics Corp.	22,000	51,164
Foxconn Technology Co. Ltd.	1,050	2,034
Fubon Financial Holding Co. Ltd.	38,000	41,956
Giant Manufacturing Co. Ltd.	1,000	6,603
Highwealth Construction Corp.	3,900	3,622
Hiwin Technologies Corp.	1,030	3,804
Hon Hai Precision Industry Co. Ltd.	75,000	176,445
Hotai Motor Co. Ltd.	1,000	10,297
HTC Corp.	3,000	7,176
Hua Nan Financial Holdings Co. Ltd.	32,922	14,691
Innolux Corp.	32,000	9,146
Inotera Memories, Inc. (a)	7,000	6,033
Inventec Co. Ltd.	12,000	9,001
Lite-On Technology Corp.	11,055	11,762
MediaTek, Inc.	8,000	52,032
Mega Financial Holding Co. Ltd.	61,000	38,892
Merida Industry Co. Ltd.	1,000	4,423
Nan Ya Plastics Corp.	26,000	45,499
Novatek Microelectronics Corp.	2,000	8,385
OBI Pharma, Inc. (a)	1,000	18,191
Pegatron Corp.	8,000	18,281
Phison Electronics Corp.	1,000	7,275
Pou Chen Corp.	8,000	10,014
Powertech Technology, Inc.	4,000	8,401
President Chain Store Corp.	3,000	19,838
Quanta Computer, Inc.	11,000	17,533
Radiant Opto-Electronics Corp.	2,000	3,910
Realtek Semimconductor Corp.	3,000	7,464
Ruentex Development Co. Ltd.	4,536	5,248
Ruentex Industries Ltd.	3,000	4,928
Shin Kong Financial Holding Co. Ltd.	7,755	1,489
Siliconware Precision Industries Co.	13,302	20,600
Simplo Technology Co. Ltd.	2,000	6,053
SinoPac Financial Holdings Co. Ltd.	48,312	12,991
Standard Foods Corp.	3,300	7,922
Synnex Technology International Corp.	7,000	6,584
Taishin Financial Holding Co. Ltd.	28,000	9,099
Taiwan Business Bank (a)	28,971	7,001
Taiwan Cement Corp.	16,000	12,871
Taiwan Cooperative Financial Holding Co. Ltd.	36,750	15,279
Taiwan Fertilizer Co. Ltd.	5,000	6,333
Taiwan Mobile Co. Ltd.	10,000	30,088
Taiwan Semiconductor Manufacturing Co. Ltd.	125,000	538,241
Teco Electric and Machinery Co. Ltd.	9,000	7,065
Transcend Information, Inc.	2,000	5,418
Uni-President Enterprises Corp.	21,840	36,522
United Microelectronics Corp.	42,000	16,366
Vanguard International Semiconductor Corp.	5,000	7,178
Wistron Corp.	9,276	5,271
WPG Holdings Ltd.	8,000	7,789
Yuanta Financial Holding Co. Ltd.	33,865	10,516
Yulon Motor Co. Ltd.	6,000	5,339
Zhen Ding Technology Holding Ltd.	2,000	4,252

		1,983,118

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Thailand — 2.5%
Advanced Info Service PCL — NVDR	4,800	$22,850
Airports of Thailand PCL — NVDR	2,100	22,337
Bangkok Bank PCL — NVDR	1,400	6,009
Bangkok Bank PCL, Foreign Registered Shares	1,400	6,054
Bangkok Dusit Medical Services PCL — NVDR	21,400	13,232
BEC World PCL — NVDR	6,800	5,748
BTS Group Holdings PCL — NVDR	34,900	7,980
Bumrungrad Hospital PCL — NVDR	2,000	12,386
Central Pattana PCL — NVDR	5,400	6,802
Charoen Pokphand Foods PCL — NVDR	13,700	7,540
CP ALL PCL — NVDR	20,800	23,863
Delta Electronics Thailand PCL NVDR	2,700	6,033
Glow Energy PCL — NVDR	3,300	7,113
Home Product Center PCL NVDR	41,900	8,021
Indorama Ventures PCL — NVDR	9,100	5,412
IRPC PCL — NVDR	56,500	6,794
Kasikornbank PCL — NVDR	2,300	10,989
Kasikornbank PCL, Foreign Registered Shares	4,600	22,045
Krung Thai Bank PCL — NVDR	13,100	6,426
Minor International PCL — NVDR	10,500	9,992
PTT Exploration & Production PCL — NVDR	8,000	12,968
PTT Global Chemical PCL — NVDR	5,700	8,680
PTT PCL — NVDR	5,500	36,822
Siam Cement PCL — NVDR	600	7,303
Siam Cement PCL, Foreign Registered Shares	1,500	18,235
Siam Commercial Bank PCL — NVDR	6,100	22,398

Common Stocks	Shares	Value
Thailand (continued)
Thai Oil PCL — NVDR	4,500	$8,167
Thai Union Group PCL	11,600	6,013
TMB Bank PCL	92,300	6,715
True Corp. PCL — NVDR (a)	31,500	6,318

		351,245
Total Long-Term Investments (Cost — $17,302,670) — 99.1%		14,059,177

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (e)(f)(g)	$19	18,823

	Shares
BlackRock Premier Government Institutional Fund, 0.20% (e)(f)	65,922	65,922
Total Short-Term Securities (Cost — $84,745) — 0.6%		84,745
Total Investments (Cost — $17,387,415) — 99.7%		14,143,922
Other Assets Less Liabilities — 0.3%		41,945

Net Assets — 100.0%		$14,185,867

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity		Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	—	$18,823	[1]	$18,823	$1,002	[2]
BlackRock Premier Government Institutional Fund[3]	23,976	41,946	[1]	65,922	$72
[1] Represents net shares/beneficial interest purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
2	MSCI Emerging Markets Mini Index	March 2016	USD 74,780	$(1,190)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	27

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	$1,190	—	—	—	$1,190

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	$(8,505)	—	—	—	$(8,505)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(1,190)	—	—	—	$(1,190)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$100,668

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
China	$430,498	$2,735,194	—	$3,165,692
Hong Kong	24,543	2,566,697	—	2,591,240
India	1,154,394	215,721	—	1,370,115
Indonesia	—	474,706	—	474,706
Malaysia	42,591	548,649	—	591,240
Philippines	—	243,846	—	243,846
Republic of Korea	—	9,105	—	9,105
Singapore	—	718,399	—	718,399
South Korea	68,536	2,483,848	—	2,552,384
Switzerland	8,087	—	—	8,087
Taiwan	—	1,983,118	—	1,983,118
Thailand	—	351,245	—	351,245
Short-Term Securities	65,922	18,823	—	84,745

Total	$1,794,571	$12,349,351	—	$14,143,922

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,190)	—	—	$(1,190)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,000	—	—	$4,000
Foreign currency at value	28,024	—	—	28,024
Liabilities:
Collateral on securities loaned at value	—	$(18,823)	—	(18,823)

Total	$32,024	$(18,823)	—	$13,201

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	29

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.2%
AGL Energy Ltd.	3,727	$49,704
Alumina Ltd.	11,571	8,661
Amcor Ltd.	6,446	61,469
AMP Ltd.	16,022	61,743
APA Group (a)	6,214	37,881
Aristocrat Leisure Ltd.	3,228	23,721
Asciano Ltd.	3,786	24,002
ASX Ltd.	1,039	31,428
Aurizon Holdings Ltd.	11,613	30,708
AusNet Services	18,104	18,959
Australia & New Zealand Banking Group Ltd.	16,895	293,280
Bank of Queensland Ltd.	2,450	22,950
Bendigo & Adelaide Bank Ltd.	2,747	21,131
BHP Billiton Ltd.	19,314	212,106
Boral Ltd.	5,352	21,476
Brambles Ltd.	10,131	80,930
Caltex Australia Ltd.	1,497	40,034
Challenger Ltd.	3,751	21,348
CIMIC Group Ltd.	1,069	18,437
Coca-Cola Amatil Ltd.	3,782	22,642
Cochlear Ltd.	318	21,314
Commonwealth Bank of Australia	9,979	564,069
Computershare Ltd.	3,059	22,838
Crown Resorts Ltd.	2,629	23,188
CSL Ltd.	2,732	203,504
Dexus Property Group	5,233	27,600
DUET Group (a)	13,629	22,429
Flight Centre Travel Group Ltd.	482	13,470
Fortescue Metals Group Ltd.	7,609	9,562
Goodman Group	9,523	41,699
GPT Group	9,807	34,306
Harvey Norman Holdings Ltd.	5,760	18,367
Healthscope Ltd.	8,261	13,059
Iluka Resources Ltd.	4,465	17,518
Incitec Pivot Ltd.	9,772	21,782
Insurance Australia Group Ltd.	13,154	49,753
Lend Lease Group (a)	2,960	27,641
Macquarie Group Ltd.	1,661	85,677
Medibank Pvt Ltd.	16,807	30,123
Mirvac Group	20,195	27,575
National Australia Bank Ltd.	15,427	306,473
Newcrest Mining Ltd. (b)	4,299	40,414
Oil Search Ltd.	7,461	35,061
Orica Ltd.	2,305	23,490
Origin Energy Ltd.	10,120	29,952
Platinum Asset Management Ltd.	1,991	9,217
Qantas Airways Ltd. (b)	4,693	13,050
QBE Insurance Group Ltd.	7,603	59,474
Ramsay Health Care Ltd.	747	32,432
REA Group Ltd.	291	11,046
Rio Tinto Ltd.	2,537	71,644
Santos Ltd.	10,660	24,448
Scentre Group	29,691	92,747
Seek Ltd.	2,225	23,164
Sonic Healthcare Ltd.	2,052	27,052
South32 Ltd. (b)	36,418	25,561
Stockland	12,882	37,797
Suncorp Group Ltd.	7,061	58,907
Sydney Airport (a)	5,878	27,679
Tabcorp Holdings Ltd.	6,721	22,095
Tatts Group Ltd.	9,873	29,369
Telstra Corp. Ltd.	23,473	94,581
TPG Telecom Ltd.	2,446	17,623
Transurban Group (a)	11,027	85,015
Treasury Wine Estates Ltd.	4,099	26,678
Vicinity Centres	19,771	41,161
Wesfarmers Ltd.	6,603	199,232

Common Stocks	Shares	Value
Australia (continued)
Westfield Corp.	10,947	$77,927
Westpac Banking Corp.	19,521	432,317
Woodside Petroleum Ltd.	4,028	81,182
Woolworths Ltd.	7,710	134,036

		4,568,908
Austria — 0.1%
Andritz AG	495	23,017
Erste Group Bank AG (b)	1,550	44,774
OMV AG	879	22,626
Raiffeisen Bank International AG (b)	1,231	15,527
Voestalpine AG	792	20,829

		126,773
Belgium — 0.5%
Ageas	1,091	44,306
Anheuser-Busch InBev SA	4,725	594,247
Colruyt SA	439	23,473
Delhaize Group	569	59,722
Groupe Bruxelles Lambert SA	450	34,213
KBC Groep NV	1,376	78,854
Proximus	962	33,254
Solvay SA	398	32,971
Telenet Group Holding NV (b)	400	20,822
UCB SA	839	71,735
Umicore SA	589	21,655

		1,015,252
Bermuda — 0.0%
Marvell Technology Group Ltd.	2,536	22,444
PartnerRe Ltd.	263	36,925

		59,369
Canada — 2.7%
Agnico Eagle Mines Ltd.	1,247	36,959
Agrium, Inc.	757	66,098
Alimentation Couche Tard, Inc., Class B	2,324	101,162
AltaGas Ltd.	1,024	23,961
ARC Resources Ltd.	2,156	28,980
Atco Ltd., Class I	804	22,285
Bank of Montreal	3,857	207,098
Bank of Nova Scotia	7,140	292,501
Barrick Gold Corp.	6,422	63,858
BCE, Inc.	807	32,507
BlackBerry Ltd. (b)	2,923	20,844
Bombardier, Inc., Class B (b)	5,662	3,961
Brookfield Asset Management, Inc., Class A	5,262	158,848
CAE, Inc.	2,047	21,377
Cameco Corp.	2,813	34,156
Canadian Imperial Bank of Commerce	2,427	158,069
Canadian National Railway Co.	4,708	255,245
Canadian Natural Resources Ltd.	5,966	127,718
Canadian Oil Sands Ltd.	3,897	26,121
Canadian Pacific Railway Ltd.	858	103,139
Canadian Tire Corp. Ltd., Class A	395	32,186
Canadian Utilities Ltd., Class A	958	24,707
CCL Industries, Inc., Class B	159	22,416
Cenovus Energy, Inc.	5,623	69,279
CGI Group, Inc., Class A (b)	1,243	53,273
CI Financial Corp.	1,288	28,447
Constellation Software, Inc.	106	38,589
Crescent Point Energy Corp.	3,219	35,685
Dollarama, Inc.	674	36,166
Eldorado Gold Corp.	1,631	3,702
Element Financial Corp.	2,680	28,256
Empire Co. Ltd., Class A	1,259	23,798
Enbridge, Inc.	5,193	180,378
Encana Corp.	4,941	21,691

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Canada (continued)
Fairfax Financial Holdings Ltd.	122	$62,817
Finning International, Inc.	1,457	18,554
First Capital Realty, Inc.	1,017	13,590
First Quantum Minerals Ltd.	460	995
Fortis, Inc.	1,563	45,421
Franco-Nevada Corp.	912	40,382
George Weston Ltd.	320	24,672
Gildan Activewear, Inc.	1,272	32,106
Goldcorp, Inc.	4,638	52,839
Great-West Lifeco, Inc.	1,557	38,589
H&R Real Estate Investment Trust	1,261	16,968
Husky Energy, Inc.	2,327	23,155
IGM Financial, Inc.	882	22,609
Imperial Oil Ltd.	1,667	51,108
Industrial Alliance Insurance & Financial Services, Inc.	754	22,385
Intact Financial Corp.	732	43,892
Inter Pipeline Ltd.	1,777	28,794
Jean Coutu Group PJC, Inc., Class A	1,007	14,154
Keyera Corp.	941	25,794
Kinross Gold Corp. (b)	11,493	18,951
Linamar Corp.	414	16,145
Loblaw Cos. Ltd.	1,259	59,126
Magna International, Inc.	2,297	79,802
Manulife Financial Corp.	11,581	160,955
Methanex Corp.	679	18,098
Metro, Inc.	1,289	38,102
National Bank of Canada	1,781	50,815
Onex Corp.	465	27,792
Open Text Corp.	675	33,025
Pembina Pipeline Corp.	1,856	42,184
Peyto Exploration & Development Corp.	1,194	25,680
Potash Corp. of Saskatchewan, Inc.	4,581	74,688
Power Corp. of Canada	1,926	40,846
Power Financial Corp.	1,233	28,455
PrairieSky Royalty Ltd.	354	5,039
Restaurant Brands International, Inc.	1,134	38,296
RioCan Real Estate Investment Trust	1,373	24,247
Rogers Communications, Inc., Class B	2,002	68,553
Royal Bank of Canada	8,723	451,748
Saputo, Inc.	1,317	32,340
Seven Generations Energy Ltd. (b)	1,351	15,199
Shaw Communications, Inc., Class B	2,093	36,230
Silver Wheaton Corp.	2,239	26,387
Smart Real Estate Investment Trust	626	13,835
SNC-Lavalin Group, Inc.	806	23,043
Sun Life Financial, Inc.	3,843	110,223
Suncor Energy, Inc.	8,637	204,565
Teck Resources Ltd., Class B	1,470	5,488
TELUS Corp.	1,090	30,321
Thomson Reuters Corp.	1,909	71,405
Toronto-Dominion Bank	10,891	413,203
Tourmaline Oil Corp. (b)	1,391	27,733
TransCanada Corp.	3,935	136,653
Turquoise Hill Resources Ltd. (b)	1,923	4,022
Valeant Pharmaceuticals International, Inc. (b)	1,946	179,195
Veresen, Inc.	1,881	10,715
Vermilion Energy, Inc.	889	23,772
West Fraser Timber Co. Ltd.	564	19,385
Yamana Gold, Inc.	9,349	16,083

		5,664,628
Denmark — 0.6%
A.P. Moeller - Maersk A/S, Class A	26	32,863
A.P. Moeller - Maersk A/S, Class B	46	59,185
Carlsberg A/S, Class B	607	51,175
Chr Hansen Holding A/S	549	33,614
Coloplast A/S, Class B	615	50,490

Common Stocks	Shares	Value
Denmark (continued)
Danske Bank A/S	3,935	$105,896
DSV A/S	1,067	41,524
ISS A/S	785	27,752
Novo Nordisk A/S, Class B	11,513	643,213
Novozymes A/S, Class B	1,297	54,136
Pandora A/S	615	82,278
TDC A/S	4,977	21,373
Tryg A/S	1,039	19,867
Vestas Wind Systems A/S	1,247	81,597
William Demant Holding A/S (b)	226	19,922

		1,324,885
Finland — 0.3%
Elisa OYJ	780	28,251
Fortum OYJ	2,508	39,437
Kone OYJ, Class B	1,851	81,359
Metso OYJ	1,005	20,737
Neste Oil OYJ	755	23,654
Nokia OYJ	29,573	213,028
Nokia OYJ (b)	2,500	17,874
Nokian Renkaat OYJ	681	23,154
Orion OYJ, Class B	638	21,049
Sampo OYJ, Class A	2,735	132,440
Stora Enso OYJ, Class R	3,139	25,582
UPM-Kymmene OYJ	2,863	46,658
Wartsila OYJ	803	36,069

		709,292
France — 3.2%
Accor SA	1,167	44,321
Aeroports de Paris	190	21,523
Air Liquide SA	2,022	209,094
Airbus Group SE	3,487	219,318
Alcatel-Lucent (b)	1,593	6,317
Alstom SA (b)	1,173	31,476
ArcelorMittal	6,715	25,475
Arkema	433	27,046
AtoS SE	468	36,997
AXA SA	11,493	284,023
BNP Paribas SA	6,224	294,842
Bollore SA	4,818	19,445
Bouygues SA	1,095	42,863
Bureau Veritas SA	1,337	25,471
Cap Gemini SA	1,038	94,853
Carrefour SA	3,527	100,381
Casino Guichard-Perrachon SA	496	22,483
Christian Dior SA	298	50,400
Cie Generale des Etablissements Michelin	1,039	94,791
CNP Assurances	1,387	18,548
Compagnie de Saint-Gobain	3,030	124,879
Credit Agricole SA	5,836	58,238
Danone SA	3,464	238,584
Dassault Systemes SA	868	67,091
Edenred	1,350	25,400
Electricite de France SA	1,753	22,923
Engie SA	8,122	129,591
Essilor International SA	1,234	153,092
Eurazeo	170	10,377
Eutelsat Communications SA	872	28,183
Fonciere Des Regions	128	10,876
Gecina SA	184	23,653
Groupe Eurotunnel SE, Registered Shares	2,533	29,107
Hermes International	144	48,991
ICADE	255	18,122
Iliad SA	144	36,109
Imerys SA	272	16,833
Ingenico Group SA	304	35,886

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	31

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
France (continued)
JCDecaux SA	615	$24,216
Kering	417	70,274
Klepierre	1,206	52,270
L’Oreal SA	1,480	252,968
Lagardere SCA	789	22,422
Legrand SA	1,439	79,261
LVMH Moet Hennessy Louis Vuitton SA	1,642	264,110
Natixis SA	5,150	25,197
Numericable-SFR	608	24,140
Orange SA	11,745	208,540
Pernod Ricard SA	1,293	151,324
Peugeot SA (b)	2,505	37,249
Publicis Groupe SA	1,027	61,605
Remy Cointreau SA	42	3,017
Renault SA	1,222	103,690
Rexel SA	1,823	21,589
Safran SA	1,945	126,002
Sanofi	6,940	577,135
Schneider Electric SE	3,300	176,074
SCOR SE	978	34,091
SES SA	1,758	45,967
Societe BIC SA	141	22,964
Societe Generale SA	4,362	166,400
Sodexo SA	522	51,124
Suez Environnement Co.	1,668	30,920
Technip SA	550	25,627
Thales SA	580	44,147
Total SA	12,767	567,122
Unibail-Rodamco SE	601	151,489
Valeo SA	443	57,563
Veolia Environnement SA	2,564	61,816
Vinci SA	2,828	191,589
Vivendi SA	6,992	152,007
Wendel SA	198	19,828
Zodiac Aerospace	1,114	23,230

		6,674,569
Germany — 2.8%
adidas AG	1,286	132,423
Allianz SE, Registered Shares	2,686	434,692
Axel Springer AG	398	20,725
BASF SE	5,397	359,727
Bayer AG, Registered Shares	4,859	546,862
Bayerische Motoren Werke AG	1,994	166,071
Bayerische Motoren Werke AG, Preference Shares	321	22,102
Beiersdorf AG	541	49,931
Brenntag AG	802	39,352
Commerzbank AG (b)	5,924	48,141
Continental AG	616	129,266
Daimler AG, Registered Shares	5,658	396,138
Deutsche Bank AG, Registered Shares	8,310	148,923
Deutsche Boerse AG	1,056	90,111
Deutsche Lufthansa AG, Registered Shares (b)	1,477	21,658
Deutsche Post AG, Registered Shares	5,816	140,961
Deutsche Telekom AG, Registered Shares	18,947	329,922
Deutsche Wohnen AG, Bearer Shares	1,833	48,325
E.ON SE	11,079	113,524
Evonik Industries AG	877	27,075
Fraport AG Frankfurt Airport Services Worldwide	362	21,956
Fresenius Medical Care AG & Co. KGaA	1,361	120,872
Fresenius SE & Co. KGaA	2,306	153,021
Fuchs Petrolub SE, Preference Shares	501	20,547
GEA Group AG	943	39,562
Hannover Rueck SE	330	34,732
HeidelbergCement AG	772	56,868
Henkel AG & Co. KGaA	669	61,688
Hugo Boss AG	356	28,353

Common Stocks	Shares	Value
Germany (continued)
Infineon Technologies AG	6,228	$83,340
K+S AG, Registered Shares	1,125	23,783
Kabel Deutschland Holding AG	168	21,525
Lanxess AG	566	23,369
Linde AG	1,121	152,540
MAN SE	249	25,160
Merck KGaA	706	61,473
Metro AG	930	26,352
Muenchener Rueckversicherungs AG, Registered Shares	985	189,781
OSRAM Licht AG	647	28,886
Porsche Automobil Holding SE, Preference Shares	846	38,368
ProSiebenSat.1 Media AG, Registered Shares	1,201	60,007
RWE AG	2,703	37,862
SAP SE	5,775	460,181
Siemens AG, Registered Shares	4,659	446,564
Symrise AG	641	41,568
Telefonica Deutschland Holding AG	4,778	23,699
ThyssenKrupp AG	2,044	31,582
TUI AG	3,307	56,162
United Internet AG, Registered Shares	665	34,416
Volkswagen AG	197	25,860
Vonovia SE	2,563	78,117
Zalando SE (b)(c)	623	21,455

		5,795,578
Hong Kong — 1.0%
AIA Group Ltd.	70,800	393,610
ASM Pacific Technology Ltd.	2,400	17,459
Bank of East Asia Ltd.	6,800	19,989
BOC Hong Kong Holdings Ltd.	21,500	57,235
Cathay Pacific Airways Ltd.	12,000	18,939
Cheung Kong Infrastructure Holdings Ltd.	4,000	37,622
Cheung Kong Property Holdings Ltd.	15,000	81,305
CK Hutchison Holdings Ltd.	16,500	206,163
CLP Holdings Ltd.	11,000	92,401
First Pacific Co. Ltd.	22,000	15,170
Galaxy Entertainment Group Ltd.	13,000	40,842
Hang Lung Properties Ltd.	13,000	23,980
Hang Seng Bank Ltd.	4,300	71,499
Henderson Land Development Co. Ltd.	7,100	38,674
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	23,500	18,394
HKT Trust & HKT Ltd. (a)	17,000	22,329
Hong Kong & China Gas Co. Ltd.	39,400	69,354
Hong Kong Exchanges & Clearing Ltd.	6,300	139,612
Hongkong Land Holdings Ltd.	4,000	25,203
Hysan Development Co. Ltd.	2,000	7,749
Kerry Properties Ltd.	2,500	5,786
Li & Fung Ltd.	38,000	21,859
Link REIT	12,500	71,712
MTR Corp. Ltd.	8,500	38,484
New World Development Co. Ltd.	32,000	26,196
NWS Holdings Ltd.	11,000	16,401
PCCW Ltd.	32,000	19,195
Power Assets Holdings Ltd.	8,000	73,123
Sands China Ltd.	13,600	47,501
Shangri-La Asia Ltd.	16,000	14,905
Sino Land Co. Ltd.	18,000	23,125
Sun Hung Kai Properties Ltd.	10,000	108,493
Swire Pacific Ltd., Class A	3,500	33,764
Swire Properties Ltd.	7,400	19,255
Techtronic Industries Co. Ltd.	7,500	28,457
WH Group Ltd. (b)(c)	40,500	23,191
Wharf Holdings Ltd.	8,000	37,438
Wheelock & Co. Ltd.	5,000	19,142
Wynn Macau Ltd.	14,800	16,025

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	6,500	$22,449

		2,064,030
Ireland — 0.7%
Bank of Ireland (b)	148,130	48,854
CRH PLC	4,936	130,925
Experian PLC	6,107	104,178
James Hardie Industries PLC	2,984	34,578
Kerry Group PLC, Class A	996	81,217
Medtronic PLC	8,322	631,806
Seagate Technology PLC	1,663	48,310
Shire PLC	3,493	195,930
Weatherford International PLC (b)	4,077	27,479
XL Group PLC	1,680	60,917

		1,364,194
Israel — 0.3%
Azrieli Group Ltd.	353	12,458
Bank Hapoalim BM	6,892	32,012
Bank Leumi Le-Israel BM (b)	9,440	31,089
Bezeq The Israeli Telecommunication Corp. Ltd.	11,213	24,173
Check Point Software Technologies Ltd. (b)	427	33,652
Delek Group Ltd.	30	5,176
Israel Chemicals Ltd.	3,972	16,008
Mizrahi Tefahot Bank Ltd.	422	4,737
Mobileye NV (b)	578	15,681
NICE Systems Ltd.	372	22,321
Teva Pharmaceutical Industries Ltd.	5,369	329,910

		527,217
Italy — 0.7%
Assicurazioni Generali SpA	6,657	99,953
Atlantia SpA	2,419	63,383
Banca Monte dei Paschi di Siena SpA (b)	19,560	14,198
Enel Green Power SpA	14,242	27,913
Enel SpA	43,867	180,104
Eni SpA	14,069	204,171
Exor SpA	706	23,015
Ferrari NV (b)	693	27,477
Intesa Sanpaolo SpA	81,782	231,631
Luxottica Group SpA	989	61,821
Mediobanca SpA	3,389	27,161
Prysmian SpA	1,086	22,345
Saipem SpA (b)	604	374
Snam SpA	12,374	69,429
Telecom Italia SpA (b)	66,041	73,503
Telecom Italia SpA, Non-Convertible Savings Shares	46,126	41,512
Tenaris SA	3,049	31,575
Terna - Rete Elettrica Nazionale SpA	9,559	51,226
UniCredit SpA	30,155	116,574
Unione di Banche Italiane SpA	5,308	24,873
UnipolSai SpA	9,911	21,059

		1,413,297
Japan — 7.6%
ABC-Mart, Inc.	300	16,329
Acom Co. Ltd. (b)	2,100	9,543
Aeon Co. Ltd.	3,600	48,046
AEON Financial Service Co. Ltd.	600	13,803
Aeon Mall Co. Ltd.	1,000	15,283
Air Water, Inc.	1,000	15,900
Aisin Seiki Co. Ltd.	1,100	46,709
Ajinomoto Co., Inc.	3,000	71,352
Alfresa Holdings Corp.	1,200	22,357
Alps Electric Co. Ltd.	1,000	19,827
Amada Co., Ltd.	1,500	14,167
ANA Holdings, Inc.	7,000	20,545
Aozora Bank Ltd.	6,000	20,097

Common Stocks	Shares	Value
Japan (continued)
Asahi Glass Co. Ltd.	5,000	$30,486
Asahi Group Holdings Ltd.	2,100	67,403
Asahi Kasei Corp.	7,000	45,482
Asics Corp.	700	12,996
Astellas Pharma, Inc.	12,600	174,467
Bandai Namco Holdings, Inc.	1,100	25,025
Bank of Kyoto Ltd.	3,000	23,272
Bank of Yokohama Ltd.	6,000	32,002
Benesse Holdings, Inc.	500	13,982
Bridgestone Corp.	3,600	131,155
Brother Industries Ltd.	1,000	10,106
Calbee, Inc.	500	20,778
Canon, Inc.	6,300	176,037
Casio Computer Co. Ltd.	1,100	21,343
Central Japan Railway Co.	900	167,052
Chiba Bank Ltd.	4,000	24,743
Chubu Electric Power Co., Inc.	3,600	46,236
Chugai Pharmaceutical Co. Ltd.	1,200	36,762
Chugoku Bank Ltd.	1,400	16,666
Chugoku Electric Power Co., Inc.	1,600	21,331
Citizen Holdings Co. Ltd.	2,500	15,254
Credit Saison Co. Ltd.	900	16,922
Dai Nippon Printing Co. Ltd.	3,000	28,067
Dai-ichi Life Insurance Co. Ltd.	6,900	95,370
Daicel Corp.	2,100	30,893
Daihatsu Motor Co. Ltd.	1,000	15,611
Daiichi Sankyo Co. Ltd.	3,500	72,874
Daikin Industries Ltd.	1,300	87,836
Daito Trust Construction Co. Ltd.	400	50,854
Daiwa House Industry Co. Ltd.	3,300	93,169
Daiwa Securities Group, Inc.	9,000	56,240
Denso Corp.	2,700	116,446
Dentsu, Inc.	1,200	63,775
Don Quijote Holdings Co. Ltd.	700	23,706
East Japan Railway Co.	2,000	183,836
Eisai Co. Ltd.	1,400	84,622
Electric Power Development Co. Ltd.	800	26,991
FamilyMart Co. Ltd.	500	23,398
FANUC Corp.	1,200	160,668
Fast Retailing Co. Ltd.	300	97,004
Fuji Electric Co. Ltd.	4,000	13,906
Fuji Heavy Industries Ltd.	3,300	135,046
FUJIFILM Holdings Corp.	2,900	112,050
Fujitsu Ltd.	10,000	41,759
Fukuoka Financial Group, Inc.	5,000	21,220
Gunma Bank Ltd.	1,000	5,537
Hachijuni Bank Ltd.	3,000	16,776
Hakuhodo DY Holdings, Inc.	1,600	17,051
Hamamatsu Photonics KK	900	22,364
Hankyu Hanshin Holdings, Inc.	6,000	37,431
Hino Motors Ltd.	2,000	22,696
Hirose Electric Co. Ltd.	300	34,091
Hiroshima Bank Ltd.	4,000	20,026
Hisamitsu Pharmaceutical Co., Inc.	500	22,497
Hitachi Chemical Co. Ltd.	1,000	17,581
Hitachi Construction Machinery Co. Ltd.	1,100	16,040
Hitachi High-Technologies Corp.	700	19,863
Hitachi Ltd.	27,000	133,435
Hitachi Metals Ltd.	600	6,751
Hokuhoku Financial Group, Inc.	9,000	16,694
Hokuriku Electric Power Co.	1,600	22,643
Honda Motor Co. Ltd.	9,600	260,227
Hoshizaki Electric Co Ltd.	300	20,979
Hoya Corp.	2,300	88,785
Hulic Co. Ltd.	2,100	18,108
IHI Corp.	10,000	21,368
Iida Group Holdings Co. Ltd.	1,300	23,175

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	33

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Inpex Corp.	5,000	$44,517
Isetan Mitsukoshi Holdings Ltd.	1,900	24,128
Isuzu Motors Ltd.	3,200	32,425
ITOCHU Corp.	8,700	102,250
Iyo Bank Ltd.	1,900	16,106
J. Front Retailing Co. Ltd.	1,400	19,309
Japan Airlines Co. Ltd.	700	26,273
Japan Airport Terminal Co. Ltd.	100	4,012
Japan Exchange Group, Inc.	3,000	42,651
Japan Post Bank Co. Ltd. (b)	2,200	26,749
Japan Post Holdings Co. Ltd. (b)	2,500	32,937
Japan Prime Realty Investment Corp.	5	18,004
Japan Real Estate Investment Corp.	7	37,184
Japan Retail Fund Investment Corp.	12	25,419
Japan Tobacco, Inc.	6,500	254,564
JFE Holdings, Inc.	2,700	36,601
JGC Corp.	1,000	15,863
Joyo Bank Ltd.	3,000	12,184
JSR Corp.	800	11,618
JTEKT Corp.	1,400	22,588
JX Holdings, Inc.	12,200	46,592
Kajima Corp.	5,000	28,284
Kakaku.com, Inc.	400	7,760
Kamigumi Co. Ltd.	2,000	18,024
Kaneka Corp.	1,000	9,570
Kansai Electric Power Co., Inc. (b)	3,900	42,396
Kansai Paint Co. Ltd.	1,500	20,957
Kao Corp.	3,100	166,363
Kawasaki Heavy Industries Ltd.	10,000	30,965
KDDI Corp.	10,300	260,823
Keihan Electric Railway Co. Ltd.	4,000	25,089
Keikyu Corp.	3,000	24,862
Keio Corp.	3,000	26,662
Keisei Electric Railway Co. Ltd.	3,000	39,882
Keyence Corp.	300	141,566
Kikkoman Corp.	1,000	33,334
Kintetsu Group Holdings Co. Ltd.	9,000	37,112
Kirin Holdings Co. Ltd.	4,500	63,905
Kobe Steel Ltd.	22,000	21,379
Koito Manufacturing Co. Ltd.	600	27,800
Komatsu Ltd.	5,000	74,759
Konami Corp.	700	16,210
Konica Minolta, Inc.	2,600	21,915
Kose Corp.	200	18,590
Kubota Corp.	6,100	90,158
Kuraray Co. Ltd.	1,900	22,918
Kurita Water Industries Ltd.	800	17,015
Kyocera Corp.	1,800	75,059
Kyowa Hakko Kirin Co. Ltd.	1,000	14,497
Kyushu Electric Power Co. Inc. (b)	2,400	25,935
Kyushu Financial Group, Inc. (b)	2,600	16,218
Lawson, Inc.	300	23,687
LIXIL Group Corp.	1,400	29,547
M3, Inc.	1,100	25,229
Mabuchi Motor Co. Ltd.	400	21,596
Makita Corp.	600	33,772
Marubeni Corp.	8,800	42,089
Marui Group Co. Ltd.	1,400	22,212
Maruichi Steel Tube Ltd.	500	14,159
Mazda Motor Corp.	3,000	54,593
McDonald’s Holdings Co. Japan Ltd.	700	13,806
Medipal Holdings Corp.	1,000	16,220
Meiji Holdings Co. Ltd.	700	58,757
Minebea Co. Ltd.	1,000	7,837
Miraca Holdings, Inc.	400	16,508
Mitsubishi Chemical Holdings Corp.	7,300	40,714
Mitsubishi Corp.	8,300	133,048

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	11,000	$102,092
Mitsubishi Estate Co. Ltd.	7,000	138,577
Mitsubishi Gas Chemical Co., Inc.	4,000	19,119
Mitsubishi Heavy Industries Ltd.	17,000	66,813
Mitsubishi Logistics Corp.	2,000	27,424
Mitsubishi Materials Corp.	8,000	24,677
Mitsubishi Motors Corp.	3,500	28,265
Mitsubishi Tanabe Pharma Corp.	1,300	21,361
Mitsubishi UFJ Financial Group, Inc.	74,900	384,079
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,600	17,873
Mitsui & Co. Ltd.	10,600	120,487
Mitsui Chemicals, Inc.	5,000	21,889
Mitsui Fudosan Co. Ltd.	6,000	141,245
Mitsui OSK Lines Ltd.	5,000	9,907
Mixi, Inc.	100	3,204
Mizuho Financial Group, Inc.	138,400	239,462
MS&AD Insurance Group Holdings, Inc.	2,800	76,051
Murata Manufacturing Co. Ltd.	1,300	150,368
Nabtesco Corp.	900	15,572
Nagoya Railroad Co. Ltd.	6,000	27,364
NEC Corp.	14,000	37,079
Nexon Co. Ltd.	1,100	17,854
NGK Insulators Ltd.	2,000	41,817
NGK Spark Plug Co. Ltd.	1,100	25,989
NH Foods Ltd.	1,000	19,404
NHK Spring Co. Ltd.	1,500	14,784
Nidec Corp.	1,200	81,875
Nikon Corp.	1,800	26,481
Nintendo Co. Ltd.	600	84,128
Nippon Building Fund, Inc.	10	51,722
Nippon Electric Glass Co. Ltd.	1,000	5,176
Nippon Express Co. Ltd.	5,000	23,421
Nippon Paint Holdings Co., Ltd.	1,100	21,026
Nippon Prologis REIT, Inc.	10	17,797
Nippon Steel & Sumitomo Metal	4,200	75,282
Nippon Telegraph & Telephone Corp.	4,500	191,577
Nippon Yusen KK	10,000	21,453
Nissan Motor Co. Ltd.	13,900	138,245
Nisshin Seifun Group, Inc.	1,500	24,282
Nissin Foods Holdings Co. Ltd.	400	20,390
Nitori Holdings Co. Ltd.	400	32,490
Nitto Denko Corp.	900	51,754
NOK Corp.	900	18,711
Nomura Holdings, Inc.	22,800	123,734
Nomura Real Estate Holdings, Inc.	1,000	17,561
Nomura Real Estate Master Fund, Inc. (b)	18	22,142
Nomura Research Institute Ltd.	900	32,659
NSK Ltd.	2,500	25,908
NTT Data Corp.	700	33,729
NTT DoCoMo, Inc.	8,600	190,733
Obayashi Corp.	3,500	31,575
Obic Co. Ltd.	400	20,720
Odakyu Electric Railway Co. Ltd.	3,000	31,909
Oji Holdings Corp.	5,000	20,193
Olympus Corp.	1,500	58,491
Omron Corp.	1,100	28,588
Ono Pharmaceutical Co. Ltd.	500	80,581
Oracle Corp. Japan	400	18,166
Oriental Land Co. Ltd.	1,100	70,241
ORIX Corp.	7,300	103,240
Osaka Gas Co. Ltd.	14,000	53,100
Otsuka Corp.	400	19,844
Otsuka Holdings Co. Ltd.	2,100	70,647
Panasonic Corp.	12,200	114,560
Park24 Co. Ltd.	700	19,500
Rakuten, Inc.	5,100	52,708
Recruit Holdings Co. Ltd.	800	25,256

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Resona Holdings, Inc.	11,900	$54,725
Ricoh Co. Ltd.	3,800	36,740
Rinnai Corp.	200	18,367
Rohm Co. Ltd.	600	27,268
Ryohin Keikaku Co. Ltd.	100	21,210
Sankyo Co. Ltd.	500	19,122
Santen Pharmaceutical Co. Ltd.	2,000	31,950
SBI Holdings, Inc.	1,700	17,004
Secom Co. Ltd.	1,400	97,554
Sega Sammy Holdings, Inc.	1,900	17,905
Seibu Holdings, Inc.	300	6,000
Seiko Epson Corp.	1,600	22,437
Sekisui Chemical Co. Ltd.	2,900	35,444
Sekisui House Ltd.	3,300	51,945
Seven & I Holdings Co. Ltd.	4,500	200,711
Seven Bank Ltd.	2,700	11,499
Shikoku Electric Power Co., Inc.	1,400	20,341
Shimadzu Corp.	1,000	15,484
Shimamura Co. Ltd.	100	11,186
Shimano, Inc.	500	79,762
Shimizu Corp.	3,000	23,257
Shin-Etsu Chemical Co. Ltd.	2,500	127,691
Shinsei Bank Ltd.	14,000	21,882
Shionogi & Co. Ltd.	1,600	69,823
Shiseido Co. Ltd.	2,000	37,752
Shizuoka Bank Ltd.	3,000	26,189
Showa Shell Sekiyu KK	1,800	14,691
SMC Corp.	300	67,945
Softbank Group Corp.	5,700	251,002
Sohgo Security Services Co. Ltd.	500	24,427
Sompo Japan Nipponkoa Holdings, Inc.	1,800	53,382
Sony Corp.	7,700	178,712
Sony Financial Holdings, Inc.	700	11,583
Stanley Electric Co. Ltd.	1,000	22,008
Sumitomo Chemical Co. Ltd.	8,000	40,648
Sumitomo Corp.	6,100	60,806
Sumitomo Dainippon Pharma Co. Ltd.	1,500	16,713
Sumitomo Electric Industries Ltd.	4,200	55,339
Sumitomo Heavy Industries Ltd.	4,000	15,836
Sumitomo Metal Mining Co. Ltd.	3,000	31,833
Sumitomo Mitsui Financial Group, Inc.	7,500	251,615
Sumitomo Mitsui Trust Holdings, Inc.	18,000	57,553
Sumitomo Realty & Development Co. Ltd.	2,000	56,065
Sumitomo Rubber Industries Ltd.	1,400	17,769
Suntory Beverage & Food Ltd.	800	36,999
Suruga Bank Ltd.	1,200	21,787
Suzuken Co. Ltd.	300	10,377
Suzuki Motor Corp.	2,000	61,406
Sysmex Corp.	800	51,514
T&D Holdings, Inc.	3,100	35,473
Taiheiyo Cement Corp.	7,000	20,181
Taisei Corp.	6,000	37,341
Taisho Pharmaceutical Holdings Co. Ltd.	300	20,226
Takashimaya Co. Ltd.	2,000	17,130
Takeda Pharmaceutical Co. Ltd.	4,600	222,749
TDK Corp.	700	38,451
Teijin Ltd.	4,000	14,656
Terumo Corp.	1,700	54,053
THK Co. Ltd.	1,000	15,979
Tobu Railway Co. Ltd.	5,000	24,386
Toho Co. Ltd.	500	13,073
Toho Gas Co. Ltd.	3,000	19,730
Tohoku Electric Power Co., Inc.	2,800	35,163
Tokio Marine Holdings, Inc.	4,100	146,696
Tokyo Electric Power Co., Inc. (b)	8,000	40,199
Tokyo Electron Ltd.	900	58,276
Tokyo Gas Co. Ltd.	13,000	59,899

Common Stocks	Shares	Value
Japan (continued)
Tokyo Tatemono Co. Ltd.	1,600	$17,213
Tokyu Corp.	6,000	46,763
Tokyu Fudosan Holdings Corp.	3,700	24,266
TonenGeneral Sekiyu KK	1,000	8,152
Toppan Printing Co. Ltd.	3,000	26,106
Toray Industries, Inc.	8,000	67,815
Toshiba Corp. (b)	22,000	36,732
Toto Ltd.	800	25,964
Toyo Seikan Kaisha Ltd.	1,300	23,589
Toyo Suisan Kaisha Ltd.	500	17,315
Toyoda Gosei Co. Ltd.	700	15,166
Toyota Industries Corp.	900	45,171
Toyota Motor Corp.	16,100	969,696
Toyota Tsusho Corp.	1,100	25,176
Trend Micro, Inc.	600	25,241
Unicharm Corp.	2,000	39,040
United Urban Investment Corp.	20	27,372
USS Co. Ltd.	1,300	19,970
West Japan Railway Co.	900	58,310
Yahoo! Japan Corp.	7,800	29,756
Yakult Honsha Co. Ltd.	600	27,639
Yamada Denki Co. Ltd.	4,800	23,245
Yamaguchi Financial Group, Inc.	2,000	21,658
Yamaha Corp.	1,000	23,868
Yamaha Motor Co. Ltd.	1,500	30,046
Yamato Holdings Co. Ltd.	1,800	39,520
Yamazaki Baking Co. Ltd.	1,000	21,813
Yaskawa Electric Corp.	900	9,987
Yokogawa Electric Corp.	600	6,718
Yokohama Rubber Co. Ltd.	1,000	14,992

		15,888,241
Luxembourg — 0.0%
RTL Group SA (b)	260	21,060
Netherlands — 1.4%
Aegon NV	9,959	56,318
AerCap Holdings NV (b)	599	18,395
Akzo Nobel NV	1,536	98,530
Altice NV, Class A (b)	2,234	32,219
Altice NV, Class B (b)	386	5,712
ASML Holding NV	2,057	188,796
CNH Industrial NV	5,278	32,928
Core Laboratories NV	254	24,994
Gemalto NV	430	25,839
Heineken Holding NV	556	42,549
Heineken NV	1,440	125,038
ING Groep NV CVA	22,736	259,015
Koninklijke Ahold NV	4,565	103,259
Koninklijke Boskalis Westminster NV	537	21,154
Koninklijke DSM NV	956	46,339
Koninklijke KPN NV	17,566	67,974
Koninklijke Philips Electronics NV	5,699	151,763
Koninklijke Vopak NV	563	24,488
NN Group NV	1,309	44,347
NXP Semiconductor NV (b)	756	56,534
OCI NV (b)	879	15,908
QIAGEN NV (b)	1,444	32,987
Randstad Holding NV	695	37,863
RELX NV	6,322	105,492
Royal Dutch Shell PLC, Class A	23,021	502,905
Royal Dutch Shell PLC, Class B	14,359	312,853
Sensata Technologies Holding NV (b)	910	33,397
TNT Express NV	3,212	27,401
Unilever NV CVA	9,572	424,003
Wolters Kluwer NV	1,607	54,724

		2,973,724

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	35

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
New Zealand — 0.1%
Auckland International Airport Ltd.	6,232	$22,483
Contact Energy Ltd.	5,689	17,005
Fletcher Building Ltd.	4,415	19,793
Meridian Energy Ltd.	2,858	4,368
Mighty River Power Ltd.	7,580	13,062
Ryman Healthcare Ltd.	3,091	16,136
Spark New Zealand Ltd.	10,867	23,770

		116,617
Norway — 0.2%
DnB NOR ASA	5,372	64,819
Gjensidige Forsikring ASA	1,417	22,547
Norsk Hydro ASA	7,541	25,069
Orkla ASA	4,427	35,865
Schibsted ASA, Class A	577	16,936
Schibsted ASA, Class B (b)	808	22,690
Statoil ASA	7,359	100,697
Telenor ASA	4,060	66,228
Yara International ASA	978	37,076

		391,927
Portugal — 0.0%
Banco Comercial Portugues SA (b)	469,745	19,871
Galp Energia SGPS SA	755	8,958
Jeronimo Martins SGPS SA	2,237	31,198

		60,027
Singapore — 0.5%
Ascendas Real Estate Investment Trust	13,697	22,459
Avago Technologies Ltd.	1,541	206,047
CapitaLand Commercial Trust Ltd.	12,300	11,255
CapitaLand Ltd.	13,700	29,781
CapitaLand Mall Trust	16,900	23,744
City Developments Ltd.	2,200	10,792
ComfortDelGro Corp. Ltd.	12,200	24,379
DBS Group Holdings Ltd.	9,500	94,443
Genting Singapore PLC	42,900	21,398
Global Logistic Properties Ltd.	16,300	19,318
Golden Agri-Resources Ltd.	65,200	17,079
Hutchison Port Holdings Trust	28,900	13,809
Jardine Cycle & Carriage Ltd.	900	23,780
Keppel Corp. Ltd.	6,700	23,894
Oversea-Chinese Banking Corp. Ltd.	18,400	102,968
SembCorp Industries Ltd.	9,300	16,573
Singapore Airlines Ltd.	3,500	27,228
Singapore Exchange Ltd.	4,400	21,919
Singapore Press Holdings Ltd.	300	753
Singapore Technologies Engineering Ltd.	11,100	22,516
Singapore Telecommunications Ltd.	48,600	120,511
StarHub Ltd.	6,700	15,973
Suntec Real Estate Investment Trust	15,700	17,536
United Overseas Bank Ltd.	8,000	101,702
UOL Group Ltd.	4,200	16,639
Wilmar International Ltd.	11,600	23,453
Yangzijiang Shipbuilding Holdings Ltd.	5,400	3,558

		1,033,507
Spain — 1.0%
Abertis Infraestructuras SA	3,318	49,433
ACS Actividades de Construccion y Servicios SA	1,124	28,556
Aena SA (b)(c)	392	43,647
Amadeus IT Holding SA, Class A	2,816	115,002
Banco Bilbao Vizcaya Argentaria SA	38,852	250,074
Banco de Sabadell SA	29,133	52,729
Banco Popular Espanol SA	10,406	28,116
Banco Santander SA	85,607	366,862
Bankia SA	27,798	27,663
Bankinter SA	4,210	29,379

Common Stocks	Shares	Value
Spain (continued)
CaixaBank SA	15,322	$46,552
Distribuidora Internacional de Alimentacion SA (b)	4,013	21,632
Endesa SA	1,921	37,189
Ferrovial SA	2,760	60,479
Gas Natural SDG SA	2,369	46,537
Grifols SA	1,729	36,086
Iberdrola SA	30,174	212,101
Industria de Diseno Textil SA	6,703	220,591
International Consolidated Airlines Group SA	5,039	38,890
Mapfre SA	9,540	21,429
Repsol SA	6,485	67,240
Telefonica SA	26,614	280,897
Zardoya Otis SA	1,739	18,320

		2,099,404
Sweden — 0.9%
Alfa Laval AB	1,868	32,206
Assa Abloy AB	6,242	132,300
Atlas Copco AB, A Shares	4,032	86,312
Atlas Copco AB, B Shares	2,354	48,077
Autoliv, Inc.	495	50,876
Boliden AB	1,701	23,665
Electrolux AB, Class B	1,316	28,665
Getinge AB, Class B	1,107	24,383
Hennes & Mauritz AB, Class B	5,631	184,400
Hexagon AB, Class B	1,443	48,119
Husqvarna AB, Class B	3,673	23,330
ICA Gruppen AB	579	20,478
Industrivarden AB, Class C	1,356	21,476
Investment AB Kinnevik, Class B	1,245	32,118
Investor AB, Class B	2,443	81,834
Lundin Petroleum AB (b)	1,782	25,621
Millicom International Cellular SA	385	17,008
Nordea Bank AB	17,955	180,801
Sandvik AB	5,745	48,076
Securitas AB, Class B	1,737	25,604
Skandinaviska Enskilda Banken AB, Class A	8,242	79,441
Skanska AB, Class B	1,967	37,951
SKF AB, Class B	2,111	32,196
Svenska Cellulosa AB, B Shares	3,234	95,848
Svenska Handelsbanken AB, A Shares	9,251	116,400
Swedbank AB, Class A	5,555	116,504
Swedish Match AB	1,061	37,743
Tele2 AB, Class B	2,152	17,895
Telefonaktiebolaget LM Ericsson, Class B	18,333	162,842
TeliaSonera AB	14,053	66,372
Volvo AB, Class B	8,459	76,832

		1,975,373
Switzerland — 3.3%
ABB Ltd., Registered Shares (b)	12,921	223,275
Actelion Ltd., Registered Shares (b)	567	74,719
Adecco SA, Registered Shares (b)	903	55,435
Aryzta AG (b)	515	23,563
Baloise Holding AG, Registered Shares	261	31,995
Barry Callebaut AG, Registered Shares (b)	20	22,896
Chubb Ltd.	2,564	289,911
Cie Financiere Richemont SA, Registered Shares	3,100	201,487
Coca-Cola HBC AG (b)	1,204	24,655
Credit Suisse Group AG, Registered Shares (b)	10,692	189,413
Dufry AG (b)	249	27,000
EMS-Chemie Holding AG, Registered Shares	48	20,147
Galenica AG	22	30,738
Garmin Ltd.	642	22,586
Geberit AG, Registered Shares	215	76,211
Givaudan SA, Registered Shares (b)	51	95,507
Glencore PLC (b)	68,062	87,752

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Switzerland (continued)
Julius Baer Group Ltd. (b)	1,228	$52,125
Kuehne & Nagel International AG, Registered Shares	290	38,381
LafargeHolcim Ltd. (b)	2,357	99,204
Lindt & Spruengli AG	6	35,158
Lindt & Spruengli AG, Registered Shares	1	69,066
Lonza Group AG, Registered Shares (b)	287	43,968
Nestle SA, Registered Shares	18,734	1,380,178
Novartis AG, Registered Shares	13,370	1,035,819
Pargesa Holding SA, Bearer Shares	334	19,466
Partners Group Holding AG	89	32,098
Roche Holding AG	4,128	1,069,252
Schindler Holding AG, Participation Certificates	207	31,723
Schindler Holding AG, Registered Shares	144	22,253
SGS SA, Registered Shares	36	69,964
Sika AG, Bearer Shares	12	42,944
Sonova Holding AG, Registered Shares	315	37,837
STMicroelectronics NV	3,956	25,845
Sulzer AG, Registered Shares	32	2,918
Swatch Group AG, Bearer Shares	197	67,376
Swatch Group AG, Registered Shares	352	23,361
Swiss Life Holding AG, Registered Shares (b)	175	44,608
Swiss Prime Site AG, Registered Shares (b)	355	28,410
Swiss Re AG	2,098	195,295
Swisscom AG, Registered Shares	142	70,634
Syngenta AG, Registered Shares	551	202,886
TE Connectivity Ltd.	2,483	141,928
Transocean Ltd.	2,077	21,783
UBS Group AG	21,483	355,010
Zurich Insurance Group AG (b)	891	197,504

		6,954,284
United Kingdom — 6.0%
3i Group PLC	1,375	8,718
Aberdeen Asset Management PLC	6,371	22,457
Admiral Group PLC	1,127	28,635
Aggreko PLC	1,748	21,337
AMEC Foster Wheeler PLC	3,078	18,224
Anglo American PLC	7,897	31,499
Antofagasta PLC	3,248	17,725
ARM Holdings PLC	8,693	124,009
Ashtead Group PLC	2,743	35,385
Associated British Foods PLC	1,950	87,971
AstraZeneca PLC	7,426	478,164
Auto Trader Group PLC (c)	4,704	26,407
Aviva PLC	24,110	166,281
Babcock International Group PLC	1,544	20,233
BAE Systems PLC	19,325	142,925
Barclays PLC	98,581	263,790
Barratt Developments PLC	5,442	46,680
BG Group PLC	20,069	303,700
BHP Billiton PLC	12,994	126,173
BP PLC	107,456	580,286
British American Tobacco PLC	10,954	610,395
British Land Co. PLC	5,386	57,056
BT Group PLC	49,180	342,273
Bunzl PLC	2,271	60,755
Burberry Group PLC	2,412	41,334
Capita PLC	4,371	73,576
Carnival PLC	1,208	60,261
Centrica PLC	28,038	82,266
Cobham PLC	6,202	22,517
Compass Group PLC	9,962	171,445
Croda International PLC	732	29,895
Delphi Automotive PLC	1,599	103,839
Diageo PLC	14,780	397,900
Direct Line Insurance Group PLC	7,515	40,367
Dixons Carphone PLC	5,276	35,781

Common Stocks	Shares	Value
United Kingdom (continued)
easyJet PLC	869	$19,263
Ensco PLC, Class A	1,804	17,643
Fiat Chrysler Automobiles NV	5,196	36,380
Fresnillo PLC	1,783	18,456
G4S PLC	8,403	27,280
GKN PLC	9,454	37,827
GlaxoSmithKline PLC	28,594	589,050
Hammerson PLC	4,317	36,065
Hargreaves Lansdown PLC	1,451	28,288
HSBC Holdings PLC	114,936	810,588
ICAP PLC	3,097	21,424
IMI PLC	1,813	20,935
Imperial Tobacco Group PLC	5,624	304,515
Inmarsat PLC	2,447	38,527
InterContinental Hotels Group PLC	1,319	43,345
Intertek Group PLC	866	35,100
Intu Properties PLC	6,350	27,174
Investec PLC	3,315	21,090
ITV PLC	21,199	81,041
J. Sainsbury PLC	7,265	25,508
Johnson Matthey PLC	1,047	37,037
Kingfisher PLC	12,613	59,024
Land Securities Group PLC	4,388	68,818
Legal & General Group PLC	36,239	126,486
Liberty Global PLC (b)	3,804	126,711
Liberty Global PLC, Class A (b)	1,369	47,107
Lloyds Banking Group PLC	335,485	314,301
London Stock Exchange Group PLC	1,725	61,081
Marks & Spencer Group PLC	8,888	53,967
Meggitt PLC	4,647	24,169
Melrose Industries PLC	760	3,238
Merlin Entertainments PLC (c)	3,905	23,149
Mondi PLC	1,966	32,052
National Grid PLC	21,995	309,881
Next PLC	929	92,079
Old Mutual PLC	27,148	66,232
Pearson PLC	4,509	50,904
Pentair PLC	980	46,178
Persimmon PLC (b)	1,685	49,167
Petrofac Ltd.	2,236	25,482
Provident Financial PLC	834	35,081
Prudential PLC	15,107	296,795
Randgold Resources Ltd.	540	38,324
Reckitt Benckiser Group PLC	3,760	334,418
RELX PLC	6,912	121,613
Rexam PLC	3,811	32,676
Rio Tinto PLC	7,395	181,338
Rolls-Royce Holdings PLC (b)	11,887	94,556
Royal Bank of Scotland Group PLC (b)	22,597	81,807
Royal Mail PLC	4,883	32,103
RSA Insurance Group PLC	5,600	33,434
SABMiller PLC	5,703	341,512
Sage Group PLC	5,834	52,005
Schroders PLC	681	26,607
Segro PLC	4,428	27,788
Severn Trent PLC	1,322	41,486
Sky PLC	6,498	100,541
Smith & Nephew PLC	4,881	81,306
Smiths Group PLC	2,187	29,588
Sports Direct International PLC (b)	2,556	15,199
SSE PLC	6,168	127,982
St. James’s Place PLC	2,809	38,459
Standard Chartered PLC	19,980	134,785
Standard Life PLC	13,097	68,430
Tate & Lyle PLC	2,551	22,858
Taylor Wimpey PLC	17,974	49,560
Tesco PLC (b)	50,628	125,969

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	37

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Travis Perkins PLC	1,342	$35,113
Unilever PLC	7,541	331,538
United Utilities Group PLC	3,801	52,004
Vodafone Group PLC	155,980	501,374
Weir Group PLC	1,657	20,516
Whitbread PLC	1,027	58,858
William Hill PLC	5,111	28,454
Willis Towers Watson PLC	728	83,334
WM Morrison Supermarkets PLC	11,843	29,624
Wolseley PLC	1,687	83,686
WPP PLC	7,662	166,629

		12,494,171
United States — 49.5%
3M Co.	3,671	554,321
Abbott Laboratories	8,758	331,490
AbbVie, Inc.	9,726	533,957
Accenture PLC, Class A	3,668	387,121
Activision Blizzard, Inc.	3,200	111,424
Acuity Brands, Inc.	239	48,381
Adobe Systems, Inc. (b)	2,924	260,616
ADT Corp.	922	27,273
Advance Auto Parts, Inc.	407	61,884
AES Corp.	3,586	34,067
Aetna, Inc.	2,052	208,976
Affiliated Managers Group, Inc. (b)	301	40,391
Aflac, Inc.	2,607	151,102
AGCO Corp.	471	22,971
Agilent Technologies, Inc.	2,143	80,684
AGL Resources, Inc.	666	42,331
Air Products & Chemicals, Inc.	1,241	157,247
Airgas, Inc.	372	52,080
Akamai Technologies, Inc. (b)	987	45,027
Albemarle Corp.	618	32,532
Alcoa, Inc.	7,236	52,750
Alexion Pharmaceuticals, Inc. (b)	1,334	194,671
Alkermes PLC (b)	818	26,184
Alleghany Corp. (b)	88	42,057
Allergan PLC (b)	2,313	657,887
Alliance Data Systems Corp. (b)	342	68,328
Alliant Energy Corp.	651	42,536
Allstate Corp.	2,453	148,652
Ally Financial, Inc. (b)	476	7,545
Alnylam Pharmaceuticals, Inc. (b)	418	28,817
Alphabet, Inc., Class A (b)	1,704	1,297,340
Alphabet, Inc., Class C (b)	1,819	1,351,426
Altria Group, Inc.	11,521	704,048
Amazon.com, Inc. (b)	2,336	1,371,232
AMERCO, Inc.	58	21,266
Ameren Corp.	1,376	61,810
American Airlines Group, Inc.	939	36,612
American Capital Agency Corp.	1,806	30,828
American Electric Power Co., Inc.	2,973	181,264
American Express Co.	5,295	283,283
American International Group, Inc.	7,603	429,417
American Tower Corp.	2,516	237,359
American Water Works Co., Inc.	1,057	68,610
Ameriprise Financial, Inc.	1,125	101,981
AmerisourceBergen Corp.	1,278	114,458
AMETEK, Inc.	1,579	74,292
Amgen, Inc.	4,456	680,565
Amphenol Corp., Class A	1,739	86,202
Anadarko Petroleum Corp.	3,160	123,524
Analog Devices, Inc.	1,986	106,966
Annaly Capital Management, Inc.	6,190	58,805
ANSYS, Inc. (b)	487	42,949
Antero Resources Corp. (b)	544	14,780

Common Stocks	Shares	Value
United States (continued)
Anthem, Inc.	1,539	$200,824
Aon PLC	1,712	150,365
Apache Corp.	2,410	102,521
Apple, Inc.	33,507	3,261,571
Applied Materials, Inc.	7,341	129,569
Aramark	1,269	40,545
Arch Capital Group Ltd. (b)	676	45,664
Archer-Daniels-Midland Co.	3,758	132,845
Arrow Electronics, Inc. (b)	550	28,380
Arthur J Gallagher & Co.	893	33,613
Ashland, Inc.	354	33,545
Assurant, Inc.	367	29,841
AT&T, Inc.	36,141	1,303,244
Autodesk, Inc. (b)	1,516	70,979
Automatic Data Processing, Inc.	2,737	227,417
AutoNation, Inc. (b)	571	24,696
AutoZone, Inc. (b)	191	146,571
AvalonBay Communities, Inc.	823	141,136
Avery Dennison Corp.	504	30,689
Avnet, Inc.	748	29,860
Axalta Coating Systems Ltd. (b)	831	19,786
Axis Capital Holdings Ltd.	541	29,165
B/E Aerospace, Inc.	645	26,090
Baker Hughes, Inc.	2,707	117,782
Ball Corp.	725	48,452
Bank of America Corp.	61,331	867,220
Bank of New York Mellon Corp.	6,502	235,502
Baxalta, Inc.	3,311	132,473
Baxter International, Inc.	3,343	122,354
BB&T Corp.	4,661	152,228
Becton Dickinson & Co.	1,250	181,713
Bed Bath & Beyond, Inc. (b)	931	40,191
Berkshire Hathaway, Inc., Class B (b)	6,963	903,589
Best Buy Co., Inc.	1,744	48,710
Biogen, Inc. (b)	1,382	377,369
BioMarin Pharmaceutical, Inc. (b)	887	65,656
BlackRock, Inc. (d)	679	213,383
Boeing Co.	3,793	455,653
BorgWarner, Inc.	1,262	37,052
Boston Properties, Inc.	865	100,522
Boston Scientific Corp. (b)	8,084	141,713
Bristol-Myers Squibb Co.	9,798	609,044
Brixmor Property Group, Inc.	952	25,342
Broadcom Corp., Class A	3,335	182,324
Brown-Forman Corp., Class B	657	64,281
Bunge Ltd.	791	49,050
C.H. Robinson Worldwide, Inc.	783	50,715
C.R. Bard, Inc.	408	74,774
CA, Inc.	1,765	50,708
Cablevision Systems Corp., New York Group, Class A	1,105	35,261
Cabot Oil & Gas Corp.	2,230	46,273
Calpine Corp. (b)	1,927	29,502
Camden Property Trust	493	37,616
Cameron International Corp. (b)	1,050	68,943
Campbell Soup Co.	1,020	57,538
Capital One Financial Corp.	3,254	213,527
Cardinal Health, Inc.	1,963	159,729
CarMax, Inc. (b)	1,153	50,940
Carnival Corp.	2,386	114,838
Caterpillar, Inc.	3,372	209,873
CBRE Group, Inc., Class A (b)	1,666	46,598
CBS Corp., Class B	2,743	130,293
CDK Global, Inc.	741	32,641
CDW Corp.	805	30,952
Celanese Corp., Series A	843	53,674
Celgene Corp. (b)	4,645	465,986
Centene Corp. (b)	626	38,850

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
CenterPoint Energy, Inc.	2,193	$39,189
CenturyLink, Inc.	3,618	91,970
Cerner Corp. (b)	1,947	112,945
CF Industries Holdings, Inc.	1,283	38,490
Charles Schwab Corp.	7,069	180,472
Charter Communications, Inc., Class A (b)	467	80,025
Cheniere Energy, Inc. (b)	1,246	37,442
Chesapeake Energy Corp. (e)	4,566	15,479
Chevron Corp.	11,049	955,407
Chicago Bridge & Iron Co. NV	577	22,399
Chipotle Mexican Grill, Inc. (b)	173	78,364
Church & Dwight Co., Inc.	716	60,144
Cigna Corp.	1,517	202,671
Cimarex Energy Co.	514	47,802
Cincinnati Financial Corp.	1,078	62,125
Cintas Corp.	493	42,359
Cisco Systems, Inc.	29,883	710,917
CIT Group, Inc.	929	27,266
Citigroup, Inc.	17,685	753,027
Citizens Financial Group, Inc.	2,876	61,115
Citrix Systems, Inc. (b)	889	62,639
Clorox Co.	815	105,176
CME Group, Inc.	1,931	173,500
CMS Energy Corp.	1,581	61,469
Coach, Inc.	1,521	56,353
Coca-Cola Co.	24,281	1,042,141
Coca-Cola Enterprises, Inc.	1,187	55,101
Cognizant Technology Solutions Corp., Class A (b)	3,590	227,283
Colgate-Palmolive Co.	5,025	339,338
Columbia Pipeline Group, Inc.	2,674	49,603
Comcast Corp., Class A	14,589	812,753
Comerica, Inc.	973	33,374
ConAgra Foods, Inc.	2,701	112,470
Concho Resources, Inc. (b)	699	66,496
ConocoPhillips	7,248	283,252
Consolidated Edison, Inc.	1,832	127,122
Constellation Brands, Inc., Class A	1,054	160,714
Continental Resources, Inc. (b)	829	17,500
Cooper Cos., Inc.	266	34,886
Corning, Inc.	7,523	140,003
Costco Wholesale Corp.	2,583	390,343
Crown Castle International Corp.	1,846	159,125
Crown Holdings, Inc. (b)	760	34,869
CSX Corp.	5,990	137,890
Cummins, Inc.	1,087	97,710
CVS Health Corp.	6,549	632,568
D.R. Horton, Inc.	1,829	50,316
Danaher Corp.	3,615	313,240
Darden Restaurants, Inc.	642	40,485
DaVita HealthCare Partners, Inc. (b)	950	63,764
Deere & Co.	1,897	146,088
Delta Air Lines, Inc.	1,111	49,206
DENTSPLY International, Inc.	751	44,226
Devon Energy Corp.	2,139	59,678
Dick’s Sporting Goods, Inc.	570	22,276
Digital Realty Trust, Inc.	763	61,101
Discover Financial Services	2,761	126,426
Discovery Communications, Inc., Class A (b)	883	24,362
Discovery Communications, Inc., Class C (b)	1,453	39,536
DISH Network Corp., Class A (b)	1,239	59,807
Dollar General Corp.	1,807	135,633
Dollar Tree, Inc. (b)	1,399	113,767
Dominion Resources, Inc.	3,510	253,317
Dover Corp.	841	49,156
Dow Chemical Co.	6,607	277,494
Dr Pepper Snapple Group, Inc.	1,203	112,890
DTE Energy Co.	1,025	87,135

Common Stocks	Shares	Value
United States (continued)
Duke Energy Corp.	4,045	$304,589
Duke Realty Corp.	1,835	36,939
Dun & Bradstreet Corp.	230	22,637
E*Trade Financial Corp. (b)	1,597	37,625
E.I. du Pont de Nemours & Co.	5,317	280,525
Eastman Chemical Co.	817	50,009
Eaton Corp. PLC	2,828	142,842
Eaton Vance Corp.	744	21,323
eBay, Inc. (b)	6,523	153,030
Ecolab, Inc.	1,598	172,376
Edgewell Personal Care Co.	326	24,127
Edison International	2,048	126,566
Edwards Lifesciences Corp. (b)	1,354	105,896
Electronic Arts, Inc. (b)	1,918	123,797
Eli Lilly & Co.	5,862	463,684
EMC Corp.	11,309	280,124
Emerson Electric Co.	3,883	178,540
Endo International PLC (b)	1,193	66,176
Energen Corp.	638	22,502
Entergy Corp.	1,013	71,498
Envision Healthcare Holdings, Inc. (b)	1,067	23,581
EOG Resources, Inc.	3,227	229,182
EQT Corp.	829	51,182
Equifax, Inc.	652	68,982
Equinix, Inc.	419	130,129
Equity Residential	2,013	155,182
Essex Property Trust, Inc.	369	78,638
Estee Lauder Cos., Inc., Class A	1,404	119,691
Everest Re Group Ltd.	243	43,482
Eversource Energy	2,031	109,268
Exelon Corp.	5,246	155,124
Expedia, Inc.	683	69,010
Expeditors International of Washington, Inc.	1,028	46,383
Express Scripts Holding Co. (b)	3,971	285,396
Extra Space Storage, Inc.	673	61,034
Exxon Mobil Corp.	24,498	1,907,169
F5 Networks, Inc. (b)	402	37,700
Facebook, Inc., Class A (b)	12,614	1,415,417
Fastenal Co.	1,510	61,246
Federal Realty Investment Trust	410	61,840
FedEx Corp.	1,592	211,545
Fidelity National Information Services, Inc.	1,783	106,499
Fifth Third Bancorp	5,165	81,607
FireEye, Inc. (b)	1,126	15,865
First Republic Bank	771	52,428
FirstEnergy Corp.	2,769	91,543
Fiserv, Inc. (b)	1,338	126,521
FleetCor Technologies, Inc. (b)	437	53,681
Flextronics International Ltd. (b)	3,009	31,534
FLIR Systems, Inc.	769	22,486
Flowserve Corp.	704	27,203
Fluor Corp.	776	34,835
FMC Corp.	727	25,968
FMC Technologies, Inc. (b)	1,190	29,929
FNF Group	1,357	43,940
Foot Locker, Inc.	772	52,156
Ford Motor Co.	21,752	259,719
Fortinet, Inc. (b)	799	22,484
Fortune Brands Home & Security, Inc.	895	43,488
Franklin Resources, Inc.	2,583	89,527
Freeport-McMoRan, Inc.	5,734	26,376
Frontier Communications Corp.	6,241	28,397
GameStop Corp., Class A	802	21,020
Gap, Inc.	1,358	33,570
Gartner, Inc. (b)	469	41,220
General Dynamics Corp.	1,631	218,179
General Electric Co.	55,453	1,613,682

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	39

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
General Growth Properties, Inc.	3,678	$103,131
General Mills, Inc.	3,524	199,141
General Motors Co.	8,377	248,294
Genuine Parts Co.	977	84,188
Gilead Sciences, Inc.	8,623	715,709
Global Payments, Inc.	722	42,562
Goldman Sachs Group, Inc.	2,289	369,811
Goodyear Tire & Rubber Co.	1,512	42,956
H&R Block, Inc.	1,319	44,912
Halliburton Co.	5,125	162,924
Hanesbrands, Inc.	2,663	81,408
Harley-Davidson, Inc.	1,148	45,920
Harman International Industries, Inc.	394	29,310
Harris Corp.	701	60,966
Hartford Financial Services Group, Inc.	2,631	105,714
Hasbro, Inc.	602	44,717
HCA Holdings, Inc. (b)	2,043	142,152
HCP, Inc.	2,919	104,909
Helmerich & Payne, Inc.	563	28,600
Henry Schein, Inc. (b)	460	69,662
Hershey Co.	830	73,131
Hertz Global Holdings, Inc. (b)	2,112	19,177
Hess Corp.	1,389	59,033
Hewlett Packard Enterprise Co.	10,992	151,250
Hilton Worldwide Holdings, Inc.	2,745	48,888
HollyFrontier Corp.	996	34,830
Hologic, Inc. (b)	1,318	44,733
Home Depot, Inc.	7,545	948,859
Honeywell International, Inc.	4,364	450,365
Hormel Foods Corp.	805	64,730
Host Hotels & Resorts, Inc.	4,083	56,550
HP, Inc.	11,107	107,849
Humana, Inc.	898	146,185
Huntington Bancshares, Inc.	4,728	40,566
IHS, Inc., Class A (b)	364	38,082
Illinois Tool Works, Inc.	1,974	177,798
Illumina, Inc. (b)	876	138,364
IMS Health Holdings, Inc. (b)	930	21,502
Incyte Corp. (b)	897	63,292
Ingersoll-Rand PLC	1,459	75,095
Intel Corp.	27,938	866,637
IntercontinentalExchange Group, Inc.	712	187,826
International Business Machines Corp.	5,468	682,352
International Flavors & Fragrances, Inc.	442	51,696
International Paper Co.	2,544	87,030
Interpublic Group of Cos., Inc.	2,195	49,256
Intuit, Inc.	1,600	152,816
Intuitive Surgical, Inc. (b)	229	123,855
Invesco Ltd.	2,810	84,103
Ionis Pharmaceuticals, Inc. (b)	660	25,694
Iron Mountain, Inc.	1,087	29,936
J.M. Smucker Co.	628	80,585
Jacobs Engineering Group, Inc. (b)	767	30,089
Jarden Corp. (b)	1,112	58,992
Jazz Pharmaceuticals PLC (b)	341	43,900
JB Hunt Transport Services, Inc.	511	37,150
Johnson & Johnson	16,270	1,699,239
Johnson Controls, Inc.	3,999	143,444
Jones Lang LaSalle, Inc.	252	35,461
JPMorgan Chase & Co.	21,728	1,292,816
Juniper Networks, Inc.	1,930	45,548
Kansas City Southern	611	43,308
Kellogg Co.	1,640	120,442
Keurig Green Mountain, Inc.	640	57,120
KeyCorp	5,413	60,409
Kimberly-Clark Corp.	2,141	274,947
Kimco Realty Corp.	2,280	61,993

Common Stocks	Shares	Value
United States (continued)
Kinder Morgan, Inc.	11,218	$184,536
KLA-Tencor Corp.	873	58,482
Kohl’s Corp.	1,088	54,128
Kraft Heinz Co.	3,563	278,128
Kroger Co.	5,493	213,183
L Brands, Inc.	1,515	145,667
L-3 Communications Holdings, Inc.	447	52,227
Laboratory Corp. of America Holdings (b)	561	63,028
Lam Research Corp.	875	62,816
Las Vegas Sands Corp.	2,219	100,077
Lear Corp.	437	45,374
Legg Mason, Inc.	620	18,984
Leggett & Platt, Inc.	742	30,800
Lennar Corp., Class A	968	40,801
Leucadia National Corp.	1,668	27,622
Level 3 Communications, Inc. (b)	1,674	81,708
Liberty Interactive Corp., Series A (b)	2,932	76,408
Liberty Media Corp., Class A (b)	618	22,631
Liberty Media Corp., Class C (b)	1,346	47,904
Liberty Property Trust	819	24,013
Lincoln National Corp.	1,387	54,731
Linear Technology Corp.	1,303	55,677
LinkedIn Corp., Class A (b)	702	138,933
LKQ Corp. (b)	1,642	44,991
Lockheed Martin Corp.	1,643	346,673
Loews Corp.	1,565	57,921
Lowe’s Cos., Inc.	5,437	389,615
lululemon athletica, Inc. (b)	627	38,918
LyondellBasell Industries NV, Class A	2,366	184,477
M&T Bank Corp.	795	87,593
Macerich Co.	751	58,555
Macy’s, Inc.	1,824	73,708
Mallinckrodt PLC (b)	650	37,759
ManpowerGroup, Inc.	419	31,991
Marathon Oil Corp.	3,588	34,911
Marathon Petroleum Corp.	3,300	137,907
Markel Corp. (b)	79	66,396
Marriott International, Inc., Class A	1,202	73,659
Marsh & McLennan Cos., Inc.	3,202	170,763
Martin Marietta Materials, Inc.	316	39,683
Masco Corp.	1,901	50,167
Mastercard, Inc., Class A	5,864	522,072
Mattel, Inc.	1,837	50,683
Maxim Integrated Products, Inc.	1,560	52,104
McCormick & Co., Inc.	623	54,805
McDonald’s Corp.	5,534	684,999
McGraw-Hill Financial, Inc.	1,669	141,898
McKesson Corp.	1,366	219,899
Mead Johnson Nutrition Co.	1,120	81,189
Medivation, Inc. (b)	896	29,299
MEDNAX, Inc. (b)	516	35,841
Merck & Co., Inc.	16,550	838,589
MetLife, Inc.	5,578	249,058
Mettler-Toledo International, Inc. (b)	151	47,240
MGM Resorts International (b)	2,504	50,280
Michael Kors Holdings Ltd. (b)	1,070	42,693
Microchip Technology, Inc.	1,154	51,711
Micron Technology, Inc. (b)	5,981	65,970
Microsoft Corp.	44,643	2,459,383
Mohawk Industries, Inc. (b)	355	59,076
Molson Coors Brewing Co., Class B	851	76,998
Mondelez International, Inc., Class A	9,468	408,071
Monsanto Co.	2,749	249,059
Monster Beverage Corp. (b)	890	120,177
Moody’s Corp.	1,028	91,636
Morgan Stanley	8,616	222,982
Mosaic Co.	1,751	42,199

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Motorola Solutions, Inc.	890	$59,425
Murphy Oil Corp.	1,119	21,944
Mylan NV (b)	2,563	135,044
Nasdaq, Inc.	660	40,920
National Oilwell Varco, Inc.	2,492	81,090
Navient Corp.	2,457	23,489
NetApp, Inc.	1,609	35,285
Netflix, Inc. (b)	2,378	218,396
NetSuite, Inc. (b)	271	18,799
New York Community Bancorp, Inc.	2,583	39,985
Newell Rubbermaid, Inc.	1,498	58,092
Newmont Mining Corp.	2,951	58,902
News Corp., Class A	1,936	25,110
NextEra Energy, Inc.	2,657	296,813
Nielsen Holdings PLC	2,227	107,252
NIKE, Inc., Class B	7,967	494,034
Noble Energy, Inc.	2,777	89,891
Nordstrom, Inc.	764	37,512
Norfolk Southern Corp.	1,851	130,496
Northern Trust Corp.	1,229	76,296
Northrop Grumman Corp.	1,072	198,384
Norwegian Cruise Line Holdings Ltd. (b)	907	41,151
NRG Energy, Inc.	2,432	25,876
Nuance Communications, Inc. (b)	1,424	25,105
Nucor Corp.	1,764	68,919
NVIDIA Corp.	3,444	100,875
O’Reilly Automotive, Inc. (b)	610	159,149
Occidental Petroleum Corp.	4,489	308,978
Oceaneering International, Inc.	671	22,713
OGE Energy Corp.	1,096	28,748
Omnicom Group, Inc.	1,514	111,052
ONEOK, Inc.	1,192	29,693
Oracle Corp.	20,382	740,070
PACCAR, Inc.	2,239	109,868
Packaging Corp. of America	541	27,499
Palo Alto Networks, Inc. (b)	397	59,348
Parker Hannifin Corp.	758	73,647
Patterson Cos., Inc.	561	23,820
Paychex, Inc.	2,074	99,262
PayPal Holdings, Inc. (b)	6,462	233,537
People’s United Financial, Inc.	1,644	23,624
Pepco Holdings, Inc.	1,396	37,245
PepsiCo, Inc.	8,632	857,158
Perrigo Co. PLC	898	129,833
Pfizer, Inc.	36,237	1,104,866
PG&E Corp.	2,979	163,577
Philip Morris International, Inc.	9,103	819,361
Phillips 66	3,162	253,434
Pinnacle West Capital Corp.	631	41,842
Pioneer Natural Resources Co.	1,004	124,446
Plains GP Holdings LP, Class A	2,080	16,640
Plum Creek Timber Co., Inc.	969	39,254
PNC Financial Services Group, Inc. (d)	3,017	261,423
Polaris Industries, Inc.	335	24,736
PPG Industries, Inc.	1,637	155,711
PPL Corp.	4,128	144,728
Praxair, Inc.	1,721	172,100
Precision Castparts Corp.	818	192,189
Priceline Group, Inc. (b)	298	317,361
Principal Financial Group, Inc.	1,969	74,822
Procter & Gamble Co.	15,942	1,302,302
Progressive Corp.	3,677	114,906
Prologis, Inc.	3,273	129,185
Prudential Financial, Inc.	2,689	188,445
Public Service Enterprise Group, Inc.	3,147	129,971
Public Storage	884	224,147
PulteGroup, Inc.	1,710	28,660

Common Stocks	Shares	Value
United States (continued)
PVH Corp.	457	$33,535
Qorvo, Inc. (b)	827	32,749
QUALCOMM, Inc.	9,232	418,579
Quanta Services, Inc. (b)	1,148	21,468
Quest Diagnostics, Inc.	788	51,748
Quintiles Transnational Holdings, Inc. (b)	500	30,415
Ralph Lauren Corp.	332	37,350
Range Resources Corp.	997	29,471
Raymond James Financial, Inc.	709	31,061
Raytheon Co.	1,797	230,447
Realogy Holdings Corp. (b)	810	26,568
Realty Income Corp.	1,327	74,033
Red Hat, Inc. (b)	1,015	71,101
Regency Centers Corp.	544	39,380
Regeneron Pharmaceuticals, Inc. (b)	451	189,461
Regions Financial Corp.	8,514	69,134
RenaissanceRe Holdings Ltd.	254	28,613
Republic Services, Inc.	1,604	70,095
ResMed, Inc.	771	43,716
Reynolds American, Inc.	5,043	251,898
Rite Aid Corp. (b)	5,589	43,538
Robert Half International, Inc.	699	30,595
Rockwell Automation, Inc.	868	82,955
Rockwell Collins, Inc.	746	60,336
Roper Technologies, Inc.	633	111,199
Ross Stores, Inc.	2,541	142,957
Royal Caribbean Cruises Ltd.	983	80,567
Sabre Corp.	975	24,970
salesforce.com, Inc. (b)	3,660	249,100
SanDisk Corp.	1,133	80,103
SBA Communications Corp., Class A (b)	708	70,290
SCANA Corp.	765	48,157
Schlumberger Ltd.	7,435	537,327
Scripps Networks Interactive, Inc., Class A	444	27,071
Sealed Air Corp.	1,135	46,002
SEI Investments Co.	760	29,822
Sempra Energy	1,468	139,093
ServiceNow, Inc. (b)	814	50,639
Sherwin-Williams Co.	493	126,045
Signature Bank (b)	283	39,433
Signet Jewelers Ltd.	420	48,720
Simon Property Group, Inc.	1,818	338,657
Sirius XM Holdings, Inc. (b)	15,403	56,991
Skyworks Solutions, Inc.	1,062	73,193
SL Green Realty Corp.	571	55,164
Snap-on, Inc.	317	51,215
Southern Co.	5,337	261,086
Southwest Airlines Co.	918	34,535
Southwestern Energy Co. (b)	2,088	18,562
Spectra Energy Corp.	4,205	115,427
Splunk, Inc. (b)	688	31,848
Sprint Corp. (b)(e)	6,718	20,288
St. Jude Medical, Inc.	1,783	94,249
Stanley Black & Decker, Inc.	981	92,548
Staples, Inc.	3,468	30,935
Starbucks Corp.	8,721	529,975
Starwood Hotels & Resorts Worldwide, Inc.	954	59,377
State Street Corp.	2,500	139,325
Stericycle, Inc. (b)	468	56,324
Stryker Corp.	2,003	198,597
SunTrust Banks, Inc.	3,184	116,471
Symantec Corp.	4,385	86,998
Synchrony Financial (b)	5,132	145,851
Synopsys, Inc. (b)	859	36,851
Sysco Corp.	3,592	142,998
T-Mobile U.S., Inc. (b)	1,583	63,557
T. Rowe Price Group, Inc.	1,622	115,081

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	41

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Tableau Software, Inc., Class A (b)	282	$22,628
Target Corp.	3,508	254,049
TD Ameritrade Holding Corp.	1,489	41,067
TEGNA, Inc.	1,173	28,164
Teradata Corp. (b)	893	21,736
Tesla Motors, Inc. (b)	605	115,676
Tesoro Corp.	689	60,115
Texas Instruments, Inc.	6,031	319,221
Textron, Inc.	1,553	53,144
Thermo Fisher Scientific, Inc.	2,342	309,285
Tiffany & Co.	714	45,582
Time Warner Cable, Inc.	1,663	302,683
Time Warner, Inc.	4,792	337,548
TJX Cos., Inc.	3,963	282,324
Toll Brothers, Inc. (b)	918	25,355
Torchmark Corp.	667	36,245
Total System Services, Inc.	924	37,108
Tractor Supply Co.	761	67,204
TransDigm Group, Inc. (b)	307	68,992
Travelers Cos., Inc.	1,866	199,737
Trimble Navigation Ltd. (b)	1,412	27,237
TripAdvisor, Inc. (b)	654	43,661
Twenty-First Century Fox, Inc., Class A	7,257	195,721
Twenty-First Century Fox, Inc., Class B	2,430	65,853
Twitter, Inc. (b)	3,171	53,273
Tyco International PLC	2,687	92,406
Tyson Foods, Inc., Class A	1,937	103,358
UDR, Inc.	1,447	51,499
Ulta Salon Cosmetics & Fragrance, Inc. (b)	341	61,779
Under Armour, Inc., Class A (b)	1,002	85,601
Union Pacific Corp.	5,099	367,128
United Continental Holdings, Inc. (b)	533	25,733
United Parcel Service, Inc., Class B	4,104	382,493
United Rentals, Inc. (b)	530	25,392
United Technologies Corp.	4,972	435,995
United Therapeutics Corp. (b)	251	30,918
UnitedHealth Group, Inc.	5,603	645,241
Universal Health Services, Inc., Class B	509	57,334
Unum Group	1,309	37,490
US Bancorp	10,347	414,501
Valero Energy Corp.	2,962	201,031
Vantiv, Inc., Class A (b)	868	40,839
Varian Medical Systems, Inc. (b)	522	40,262
Ventas, Inc.	2,073	114,678
VEREIT, Inc.	4,756	36,669
VeriSign, Inc. (b)	566	42,790
Verisk Analytics, Inc. (b)	884	64,532
Verizon Communications, Inc.	23,888	1,193,683
Vertex Pharmaceuticals, Inc. (b)	1,485	134,764
VF Corp.	2,111	132,149
Viacom, Inc., Class B	1,921	87,674
Visa, Inc., Class A	11,466	854,102
VMware, Inc., Class A (b)	458	20,954
Vornado Realty Trust	963	85,187
Voya Financial, Inc.	1,229	37,583
Vulcan Materials Co.	742	65,444
W.R. Berkley Corp.	538	26,981
W.W. Grainger, Inc.	328	64,514
WABCO Holdings, Inc. (b)	300	26,895
Wabtec Corp.	532	34,021
Wal-Mart Stores, Inc.	9,462	627,898
Walgreens Boots Alliance, Inc.	5,135	409,362
Walt Disney Co.	9,422	902,816
Waste Management, Inc.	2,720	144,024
Waters Corp. (b)	448	54,302
WEC Energy Group, Inc.	1,764	97,426
Wells Fargo & Co.	28,653	1,439,240
Welltower, Inc.	2,148	133,649

Common Stocks	Shares	Value
United States (continued)
Western Digital Corp.	1,272	$61,031
Western Union Co.	3,475	61,994
Westlake Chemical Corp.	426	19,374
WestRock Co.	1,449	51,121
Weyerhaeuser Co.	2,846	72,886
Whirlpool Corp.	438	58,863
WhiteWave Foods Co. (b)	967	36,504
Whiting Petroleum Corp. (b)	2,467	18,132
Whole Foods Market, Inc.	1,972	57,799
Williams Cos., Inc.	3,938	76,003
Workday, Inc., Class A (b)	606	38,184
Wyndham Worldwide Corp.	671	43,548
Wynn Resorts Ltd.	452	30,438
Xcel Energy, Inc.	3,204	122,457
Xerox Corp.	5,455	53,186
Xilinx, Inc.	1,426	71,685
Xylem, Inc.	936	33,649
Yahoo!, Inc. (b)	5,370	158,469
Yum! Brands, Inc.	2,581	186,787
Zillow Group, Inc., Class C (b)	880	18,040
Zimmer Biomet Holdings, Inc.	1,083	107,499
Zoetis, Inc.	2,916	125,534

		103,241,873
Total Common Stocks — 85.6%		178,558,200

Rights
Italy — 0.0%
Saipem SpA (b)	604	1,898
Spain — 0.0%
ACS Actividades de Construction y Servicios SA (b)	1,124	499
Iberdrola SA (b)	10,504	1,462

		1,961
Total Rights — 0.0%		3,859

Preferred Securities
Preferred Stocks — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA Preference Shares, 0.00%	1,010	107,314
Volkswagen AG Preference Shares, 0.00%	1,134	132,056
Total Preferred Securities — 0.1%		239,370
Total Long-Term Investments (Cost — $180,437,600) — 85.7%		178,801,429

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (d)(f)(g)	$29	29,033

	Shares
BlackRock Premier Government Institutional Fund, 0.20% (d)(f)	4,282,342	4,282,342
Total Short-Term Securities (Cost — $4,311,375) — 2.1%		4,311,375
Total Investments (Cost — $184,748,975) — 87.8%		183,112,804
Other Assets Less Liabilities — 12.2%		25,546,482

Net Assets — 100.0%		$208,659,286

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income
BlackRock, Inc.	40	639		—	679	$213,383	$473
BlackRock Liquidity Series, LLC, Money Market Series	—	$29,033	[1]	—	$29,033	$29,033	$279	[2]
BlackRock Premier Government Institutional Fund[3]	249,778	4,032,564	[1]	—	4,282,342	$4,282,342	$3,487
PNC Financial Services Group, Inc.	203	2,814		—	3,017	$261,423	$369
[1] Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(e)	Security, or a portion of security, is on loan.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
12	Nikkei 225 Index	March 2016	JPY	876,967	$50,971
33	Euro Stoxx 50 Index	March 2016	EUR	1,082,477	23,740
12	FTSE 100 Index	March 2016	GBP	1,027,124	40,209
56	S&P 500 E-Mini Index	March 2016	USD	5,404,280	169,105
Total					$284,025

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation	[1]	—	$284,025	—	—	—	$284,025

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	$(167,373)	—	—	—	$(167,373)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$279,381	—	—	—	$279,381

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	43

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$5,173,669

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-term investments:
Common Stocks:
Australia	—	$4,568,908	—	$4,568,908
Austria	—	126,773	—	126,773
Belgium	—	1,015,252	—	1,015,252
Bermuda	$59,369	—	—	59,369
Canada	5,664,628	—	—	5,664,628
Denmark	—	1,324,885	—	1,324,885
Finland	17,874	691,418	—	709,292
France	—	6,674,569	—	6,674,569
Germany	—	5,795,578	—	5,795,578
Hong Kong	22,329	2,041,701	—	2,064,030
Ireland	768,512	595,682	—	1,364,194
Israel	49,333	477,884	—	527,217
Italy	27,477	1,385,820	—	1,413,297
Japan	59,686	15,828,555	—	15,888,241
Luxembourg	—	21,060	—	21,060
Netherlands	557,323	2,416,401	—	2,973,724
New Zealand	—	116,617	—	116,617
Norway	22,690	369,237	—	391,927
Portugal	—	60,027	—	60,027
Singapore	206,047	827,460	—	1,033,507
Spain	—	2,099,404	—	2,099,404
Sweden	50,876	1,924,497	—	1,975,373
Switzerland	454,425	6,499,859	—	6,954,284
United Kingdom	424,812	12,069,359	—	12,494,171
United States	103,241,873	—	—	103,241,873
Rights	2,397	1,462	—	3,859
Preferred Securities	—	239,370	—	239,370
Short-Term Securities	4,282,342	29,033	—	4,311,375

Total	$115,911,993	$67,200,811	—	$183,112,804

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$284,025	—	—	$284,025
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$503,980	—	—	$503,980
Foreign currency at value	3,132,432	—	—	3,132,432
Liabilities:
Collateral on securities loaned at value	—	$(29,033)	—	(29,033)

Total	$3,636,412	$(29,033)	—	$3,607,379

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Small/Mid Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	96	$2,017
Aerojet Rocketdyne Holdings, Inc. (a)	152	2,500
Aerovironment, Inc. (a)	61	1,556
Astronics Corp. (a)	54	1,741
B/E Aerospace, Inc.	361	14,603
Cubic Corp.	55	2,198
Curtiss-Wright Corp.	152	10,488
DigitalGlobe, Inc. (a)	178	2,332
Engility Holdings, Inc.	53	716
Esterline Technologies Corp. (a)	101	7,950
HEICO Corp.	82	4,567
HEICO Corp., Class A	154	7,146
Hexcel Corp.	320	13,242
Huntington Ingalls Industries, Inc.	159	20,333
KLX, Inc. (a)	228	6,664
Moog, Inc., Class A (a)	140	6,486
National Presto Industries, Inc.	19	1,503
Orbital ATK, Inc.	188	16,963
Spirit Aerosystems Holdings, Inc., Class A (a)	453	19,207
Taser International, Inc. (a)	128	1,970
Teledyne Technologies, Inc. (a)	111	9,019
Triumph Group, Inc.	186	4,743

		157,944
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (a)	154	1,499
Atlas Air Worldwide Holdings, Inc. (a)	61	2,241
Echo Global Logistics, Inc. (a)	78	1,717
Forward Air Corp.	76	3,280
Hub Group, Inc., Class A (a)	90	2,742
Park-Ohio Holdings Corp.	36	1,027
XPO Logistics, Inc. (a)(b)	238	5,438

		17,944
Airlines — 0.7%
Alaska Air Group, Inc.	404	28,442
Allegiant Travel Co.	42	6,740
Copa Holdings SA, Class A	122	5,746
Hawaiian Holdings, Inc. (a)	114	4,014
JetBlue Airways Corp. (a)	988	21,054
SkyWest, Inc.	137	2,058
Spirit Airlines, Inc. (a)	271	11,328
Virgin America, Inc. (a)	63	1,943

		81,325
Auto Components — 1.2%
Allison Transmission Holdings, Inc.	620	14,750
American Axle & Manufacturing Holdings, Inc. (a)	181	2,320
Cooper Tire & Rubber Co.	137	4,995
Cooper-Standard Holding, Inc. (a)	36	2,493
Dana Holding Corp.	538	6,397
Dorman Products, Inc. (a)	109	4,720
Drew Industries, Inc.	93	5,338
Gentex Corp.	1,039	14,224
Gentherm, Inc. (a)	132	5,281
Goodyear Tire & Rubber Co.	862	24,489
Lear Corp.	242	25,127
Modine Manufacturing Co. (a)	158	1,014
Motorcar Parts of America, Inc. (a)	50	1,719
Standard Motor Products, Inc.	54	2,015
Stoneridge, Inc. (a)	232	2,624
Superior Industries International, Inc.	80	1,473
Tenneco, Inc. (a)	203	7,757
Tower International, Inc.	63	1,450
Visteon Corp.	128	8,561

		136,747

Common Stocks	Shares	Value
Automobiles — 0.1%
Thor Industries, Inc.	151	$7,917
Winnebago Industries, Inc.	74	1,303

		9,220
Banks — 6.0%
1st Source Corp.	49	1,481
Ameris Bancorp	86	2,488
Associated Banc-Corp	532	9,337
Bancfirst Corp.	24	1,343
Banco Latinoamericano de Comercio Exterior SA	79	1,842
BancorpSouth, Inc.	333	6,953
Bank of Hawaii Corp.	124	7,431
Bank of the Ozarks, Inc.	240	10,642
BankUnited, Inc.	383	12,907
Banner Corp.	59	2,449
BBCN Bancorp, Inc.	346	5,259
Blue Hills Bancorp, Inc.	112	1,646
BNC Bancorp	76	1,765
BOK Financial Corp.	112	5,601
Boston Private Financial Holdings, Inc.	212	2,194
Bridge Bancorp, Inc.	55	1,601
Bryn Mawr Bank Corp.	56	1,469
Capital Bank Financial Corp., Class A	64	1,949
Cardinal Financial Corp.	86	1,640
Cathay General Bancorp	280	7,840
Centerstate Banks, Inc.	133	1,887
Central Pacific Financial Corp.	79	1,655
Chemical Financial Corp.	85	2,708
City Holding Co.	40	1,778
CoBiz Financial, Inc.	129	1,418
Columbia Banking System, Inc.	229	6,785
Commerce Bancshares, Inc.	208	8,555
Community Bank System, Inc.	161	6,060
Community Trust Bancorp, Inc.	48	1,672
ConnectOne Bancorp, Inc.	87	1,447
CU Bancorp (a)	68	1,554
Cullen/Frost Bankers, Inc.	183	8,758
Customers Bancorp, Inc. (a)	74	1,857
CVB Financial Corp.	431	6,599
Eagle Bancorp, Inc. (a)	112	5,291
East West Bancorp, Inc.	477	15,464
Enterprise Financial Services Corp.	63	1,789
FCB Financial Holdings, Inc., Class A (a)	73	2,454
Fidelity Southern Corp.	76	1,201
Financial Institutions, Inc.	62	1,702
First Bancorp, North Carolina	88	1,650
First BanCorp, Puerto Rico (a)	387	1,006
First Busey Corp.	90	1,659
First Citizens BancShares, Inc., Class A	26	6,398
First Commonwealth Financial Corp.	248	2,165
First Financial Bancorp	153	2,448
First Financial Bankshares, Inc.	250	6,530
First Financial Corp.	45	1,487
First Horizon National Corp.	736	9,369
First Interstate Bancsystem, Inc.	61	1,644
First Merchants Corp.	96	2,195
First Midwest Bancorp, Inc.	375	6,536
First NBC Bank Holding Co. (a)	44	1,381
First Niagara Financial Group, Inc.	1,140	11,161
First of Long Island Corp.	55	1,597
First Republic Bank	438	29,784
FirstMerit Corp.	566	10,969
FNB Corp.	600	7,230
Fulton Financial Corp.	646	8,301
German American Bancorp, Inc.	52	1,655
Glacier Bancorp, Inc.	298	7,030
Great Southern Bancorp, Inc.	37	1,468

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	45

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Great Western Bancorp, Inc.	102	$2,664
Hancock Holding Co.	315	7,547
Hanmi Financial Corp.	94	2,040
Heartland Financial USA, Inc.	46	1,378
Heritage Financial Corp.	101	1,829
Home BancShares, Inc.	196	7,587
HomeTrust Bancshares, Inc. (a)	86	1,591
Huntington Bancshares, Inc.	2,569	22,042
Iberiabank Corp.	148	7,082
Independent Bank Corp./MA	124	5,668
Independent Bank Corp./MI	225	3,406
Independent Bank Group, Inc.	34	1,017
International Bancshares Corp.	244	5,658
Investors Bancorp, Inc.	1,033	12,076
Lakeland Bancorp, Inc.	135	1,513
Lakeland Financial Corp.	45	1,971
LegacyTexas Financial Group, Inc.	191	3,730
MainSource Financial Group, Inc.	70	1,553
MB Financial, Inc.	281	8,745
Mercantile Bank Corp.	76	1,699
Metro Bancorp, Inc.	51	1,455
National Bank Holdings Corp., Class A	113	2,225
National Penn Bancshares, Inc.	558	6,361
NBT Bancorp, Inc.	108	2,797
NewBridge Bancorp	307	3,475
OFG Bancorp	191	1,073
Old National Bancorp	534	6,579
Opus Bank	40	1,320
Pacific Premier Bancorp, Inc. (a)	75	1,540
PacWest Bancorp	397	14,574
Park National Corp.	62	5,463
Peapack Gladstone Financial Corp.	69	1,488
Peoples Bancorp, Inc.	70	1,201
Pinnacle Financial Partners, Inc.	137	6,829
Popular, Inc.	368	9,252
Preferred Bank	48	1,560
PrivateBancorp, Inc.	255	9,596
Prosperity Bancshares, Inc.	226	9,582
Renasant Corp.	184	5,842
S&T Bancorp, Inc.	88	2,377
Sandy Spring Bancorp, Inc.	72	1,915
Seacoast Banking Corp. of Florida (a)	99	1,467
ServisFirst Bancshares, Inc.	56	2,244
Signature Bank (a)	157	21,876
Simmons First National Corp., Class A	123	5,450
South State Corp.	98	6,551
Southside Bancshares, Inc.	71	1,600
Southwest Bancorp, Inc.	87	1,456
State Bank Financial Corp.	106	2,042
Sterling Bancorp	430	6,755
Stock Yards Bancorp, Inc.	44	1,720
Stonegate Bank	49	1,552
Suffolk Bancorp	54	1,511
SVB Financial Group (a)	165	16,718
Synovus Financial Corp.	485	14,807
Talmer Bancorp, Inc., Class A	144	2,313
TCF Financial Corp.	607	7,290
Texas Capital Bancshares, Inc. (a)	155	5,533
Tompkins Financial Corp.	38	2,129
TowneBank	118	2,250
Trico Bancshares	70	1,786
Trustmark Corp.	303	6,557
UMB Financial Corp.	149	6,988
Umpqua Holdings Corp.	758	10,976
Union Bankshares Corp.	117	2,687
United Bankshares, Inc.	238	7,992
United Community Banks, Inc.	137	2,474

Common Stocks	Shares	Value
Banks (continued)
Univest Corp. of Pennsylvania	77	$1,515
Valley National Bancorp	788	6,934
Washington Trust Bancorp, Inc.	42	1,657
Webster Financial Corp.	274	9,089
WesBanco, Inc.	203	5,891
Westamerica BanCorp	62	2,708
Western Alliance Bancorp (a)	254	8,275
Wilshire Bancorp, Inc.	187	1,980
Wintrust Financial Corp.	169	7,113
Yadkin Financial Corp.	83	1,929
Zions Bancorporation	696	15,785

		697,034
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	21	3,764
Coca-Cola Bottling Co. Consolidated	12	2,111
National Beverage Corp. (a)	57	2,356

		8,231
Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc. (a)	291	6,021
Acceleron Pharma, Inc. (a)	61	1,873
Achillion Pharmaceuticals, Inc. (a)	309	2,089
Acorda Therapeutics, Inc. (a)	197	7,254
Advaxis, Inc. (a)	90	614
Aegerion Pharmaceuticals, Inc. (a)	85	602
Agenus, Inc. (a)	223	702
Agios Pharmaceuticals, Inc. (a)	108	4,560
Alder Biopharmaceuticals, Inc. (a)	59	1,427
Alkermes PLC (a)	492	15,749
AMAG Pharmaceuticals, Inc. (a)	111	2,543
Amicus Therapeutics, Inc. (a)	287	1,733
Anacor Pharmaceuticals, Inc. (a)	138	10,368
Anthera Pharmaceuticals, Inc. (a)	157	507
Ardelyx, Inc. (a)	170	1,770
Arena Pharmaceuticals, Inc. (a)	645	974
Ariad Pharmaceuticals, Inc. (a)	426	2,138
Array BioPharma, Inc. (a)	384	1,187
Arrowhead Research Corp. (a)(b)	256	891
Atara Biotherapeutics, Inc. (a)	45	814
BioCryst Pharmaceuticals, Inc. (a)	195	1,359
Bluebird Bio, Inc. (a)	124	5,129
Cara Therapeutics, Inc. (a)	66	594
Catalyst Pharmaceutical, Inc. (a)	346	644
Celldex Therapeutics, Inc. (a)	405	3,361
Cepheid, Inc. (a)	275	8,099
Chimerix, Inc. (a)	206	1,586
Clovis Oncology, Inc. (a)	68	1,423
Coherus Biosciences, Inc. (a)	66	875
Concert Pharmaceuticals, Inc. (a)	136	2,077
Cytokinetics, Inc. (a)	276	2,125
Dyax Corp.	502	557
Dynavax Technologies Corp. (a)	92	2,216
Eagle Pharmaceuticals, Inc. (a)	22	1,582
Emergent Biosolutions, Inc. (a)	77	2,818
Enanta Pharmaceuticals, Inc. (a)	43	1,105
Epizyme, Inc. (a)	85	773
Esperion Therapeutics, Inc. (a)	33	491
Exact Sciences Corp. (a)	236	1,551
Exelixis, Inc. (a)	944	4,361
FibroGen, Inc. (a)	125	2,535
Five Prime Therapeutics, Inc. (a)	78	2,804
Genomic Health, Inc. (a)	61	1,757
Geron Corp. (a)	456	1,391
Global Blood Therapeutics, Inc. (a)	76	1,439
Halozyme Therapeutics, Inc. (a)	446	3,925
Heron Therapeutics, Inc. (a)	73	1,532

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Idera Pharmaceuticals, Inc. (a)	761	$1,476
ImmunoGen, Inc. (a)	221	1,876
Infinity Pharmaceuticals, Inc. (a)	161	1,000
Inovio Pharmaceuticals, Inc. (a)	214	1,430
Insmed, Inc. (a)	154	2,033
Insys Therapeutics, Inc. (a)	59	1,024
Intercept Pharmaceuticals, Inc. (a)	60	6,374
Intrexon Corp. (a)(b)	182	5,303
Ionis Pharmaceuticals, Inc. (a)	413	16,078
Ironwood Pharmaceuticals, Inc. (a)	329	3,037
Juno Therapeutics, Inc. (a)	35	965
Karyopharm Therapeutics, Inc. (a)	188	1,169
Keryx Biopharmaceuticals, Inc. (a)	289	1,020
Kite Pharma, Inc. (a)	103	4,891
La Jolla Pharmaceutical Co. (a)	91	1,612
Lexicon Pharmaceuticals, Inc. (a)	141	1,437
Ligand Pharmaceuticals, Inc., Class B (a)	67	6,698
Lion Biotechnologies, Inc. (a)	207	1,240
MacroGenics, Inc. (a)	82	1,651
MannKind Corp. (a)	651	649
Merrimack Pharmaceuticals, Inc. (a)	287	1,771
MiMedx Group, Inc. (a)	282	2,346
Mirati Therapeutics, Inc. (a)	83	1,787
Momenta Pharmaceuticals, Inc. (a)	156	1,937
Myriad Genetics, Inc. (a)	254	9,898
Neurocrine Biosciences, Inc. (a)	298	12,680
NewLink Genetics Corp. (a)	53	1,291
Northwest Biotherapeutics, Inc. (a)	149	316
Novavax, Inc. (a)	1,043	5,371
Ocata Therapeutics, Inc. (a)	340	2,870
OncoMed Pharmaceuticals, Inc. (a)	71	657
Oncothyreon, Inc. (a)	478	636
Ophthotech Corp. (a)	101	5,473
OPKO Health, Inc. (a)(b)	1,118	8,989
Orexigen Therapeutics, Inc. (a)	424	776
Osiris Therapeutics, Inc. (a)	81	580
Otonomy, Inc. (a)	61	910
OvaScience, Inc. (a)(b)	63	356
PDL BioPharma, Inc.	408	1,281
Portola Pharmaceuticals, Inc. (a)	190	6,276
Progenics Pharmaceuticals, Inc. (a)	197	821
Prothena Corp. PLC (a)	117	4,557
PTC Therapeutics, Inc. (a)	84	2,001
Puma Biotechnology, Inc. (a)	98	4,090
Radius Health, Inc. (a)	121	3,876
Raptor Pharmaceutical Corp. (a)	208	853
Repligen Corp. (a)	82	1,816
Retrophin, Inc. (a)	90	1,347
Sage Therapeutics, Inc. (a)	35	1,175
Sangamo Biosciences, Inc. (a)	201	1,216
Sarepta Therapeutics, Inc. (a)	165	1,960
Seattle Genetics, Inc. (a)	397	13,093
Sorrento Therapeutics, Inc. (a)	87	457
Spark Therapeutics, Inc. (a)	28	789
Spectrum Pharmaceuticals, Inc. (a)	218	1,081
Synergy Pharmaceuticals, Inc. (a)	264	990
TESARO, Inc. (a)	60	2,072
Tetraphase Pharmaceuticals, Inc. (a)	89	484
TG Therapeutics, Inc. (a)	106	866
Trevena, Inc. (a)	222	1,616
Ultragenyx Pharmaceutical, Inc. (a)	135	7,580
United Therapeutics Corp. (a)	159	19,586
Vanda Pharmaceuticals, Inc. (a)	127	1,083
Versartis, Inc. (a)	82	913
Xencor, Inc. (a)	79	855
Zafgen, Inc. (a)	47	313

Common Stocks	Shares	Value
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (a)	469	$2,331

		326,910
Building Products — 1.3%
AAON, Inc.	103	2,218
Advanced Drainage Systems, Inc.	80	1,806
Allegion PLC	298	18,047
American Woodmark Corp. (a)	33	2,277
AO Smith Corp.	230	16,065
Apogee Enterprises, Inc.	122	4,853
Armstrong World Industries, Inc. (a)	130	5,028
Builders FirstSource, Inc. (a)	120	964
Continental Building Products, Inc. (a)	83	1,240
Fortune Brands Home & Security, Inc.	522	25,364
Gibraltar Industries, Inc. (a)	86	1,827
Griffon Corp.	91	1,381
Insteel Industries, Inc.	141	3,456
Lennox International, Inc.	128	15,337
Masonite International Corp. (a)	115	6,384
NCI Building Systems, Inc. (a)	275	2,855
Nortek, Inc. (a)	24	936
Owens Corning	380	17,552
Patrick Industries, Inc. (a)	40	1,398
PGT, Inc. (a)	125	1,225
Quanex Building Products Corp.	97	1,795
Simpson Manufacturing Co., Inc.	164	5,351
Trex Co., Inc. (a)	78	2,930
Universal Forest Products, Inc.	82	5,649
USG Corp. (a)	321	5,743

		151,681
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	149	4,664
Associated Capital Group, Inc., Class A (a)	23	623
BGC Partners, Inc., Class A	710	6,496
Cohen & Steers, Inc.	51	1,541
Cowen Group, Inc., Class A (a)	297	849
Diamond Hill Investment Group, Inc.	8	1,352
E*Trade Financial Corp. (a)	912	21,487
Eaton Vance Corp.	402	11,521
Evercore Partners, Inc., Class A	116	5,240
Federated Investors, Inc., Class B	332	8,396
Financial Engines, Inc.	199	5,367
GAMCO Investors, Inc., Class A	23	669
Greenhill & Co., Inc.	73	1,736
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99	1,777
HFF, Inc., Class A (a)	98	2,800
INTL. FCStone, Inc. (a)	54	1,522
Investment Technology Group, Inc.	92	1,583
Janus Capital Group, Inc.	343	4,318
KCG Holdings, Inc., Class A (a)	149	1,523
Ladenburg Thalmann Financial Services, Inc. (a)	930	2,186
Lazard Ltd., Class A	383	13,784
Legg Mason, Inc.	328	10,043
LPL Financial Holdings, Inc. (b)	282	8,578
Marcus & Millichap, Inc. (a)	32	756
Moelis & Co., Class A	61	1,552
NorthStar Asset Management Group, Inc.	715	8,251
OM Asset Management PLC	86	973
Piper Jaffray Cos. (a)	42	1,428
Raymond James Financial, Inc.	390	17,086
Safeguard Scientifics, Inc. (a)	83	1,079
SEI Investments Co.	444	17,423
Stifel Financial Corp. (a)	215	7,194
Virtu Financial, Inc., Class A	71	1,612
Virtus Investment Partners, Inc.	17	1,496
Waddell & Reed Financial, Inc., Class A	299	8,205

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	47

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
Walter Investment Management Corp. (a)	103	$1,019
Westwood Holdings Group, Inc.	25	1,185
WisdomTree Investments, Inc.	374	4,488

		191,802
Chemicals — 2.2%
A. Schulman, Inc.	72	1,823
Albemarle Corp.	365	19,214
American Vanguard Corp.	131	1,475
Ashland, Inc.	209	19,805
Axalta Coating Systems Ltd. (a)	302	7,191
Axiall Corp.	298	5,343
Balchem Corp.	118	6,625
Cabot Corp.	214	8,633
Calgon Carbon Corp.	132	2,137
Chemtura Corp. (a)	217	5,694
Ferro Corp. (a)	185	1,719
Flotek Industries, Inc. (a)	136	908
FutureFuel Corp.	205	2,567
Hawkins, Inc.	41	1,536
HB Fuller Co.	188	6,997
Huntsman Corp.	735	6,343
Innophos Holdings, Inc.	49	1,309
Innospec, Inc.	96	4,786
International Flavors & Fragrances, Inc.	248	29,006
Intrepid Potash, Inc. (a)	185	403
Koppers Holdings, Inc. (a)	70	1,185
Kraton Performance Polymers, Inc. (a)	83	1,218
Landec Corp. (a)	115	1,383
LSB Industries, Inc. (a)	61	342
Minerals Technologies, Inc.	124	5,083
NewMarket Corp.	27	10,240
Olin Corp.	499	8,453
OMNOVA Solutions, Inc. (a)	492	2,583
Platform Specialty Products Corp. (a)	511	3,899
PolyOne Corp.	292	7,902
Quaker Chemical Corp.	32	2,400
Rayonier Advanced Materials, Inc.	118	826
RPM International, Inc.	428	16,799
Scotts Miracle-Gro Co., Class A	151	10,371
Senomyx, Inc. (a)	201	679
Sensient Technologies Corp.	150	8,950
Stepan Co.	48	2,158
Tredegar Corp.	94	1,234
Trinseo SA (a)	48	1,142
Tronox Ltd., Class A	188	671
Valspar Corp.	256	20,052
WR Grace & Co. (a)	231	18,790

		259,874
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	228	6,847
ACCO Brands Corp. (a)	276	1,675
ADT Corp.	567	16,772
Brink’s Co.	187	5,498
Cintas Corp.	276	23,714
Clean Harbors, Inc. (a)	185	8,197
Copart, Inc. (a)	414	13,873
Covanta Holding Corp.	498	7,042
Deluxe Corp.	161	9,000
Encore Capital Group, Inc. (a)	70	1,604
Ennis, Inc.	87	1,737
Essendant, Inc.	97	2,897
G&K Services, Inc., Class A	87	5,601
Healthcare Services Group, Inc.	248	8,772
Herman Miller, Inc.	253	6,482
HNI Corp.	188	6,396

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Interface, Inc.	300	$5,067
Iron Mountain, Inc.	680	18,727
KAR Auction Services, Inc.	462	15,440
Kimball International, Inc., Class B	131	1,263
Knoll, Inc.	118	2,165
McGrath RentCorp	71	1,733
Mobile Mini, Inc.	196	5,080
MSA Safety, Inc.	133	5,693
Multi-Color Corp.	31	1,954
Pitney Bowes, Inc.	685	13,412
Quad/Graphics, Inc.	102	1,028
Rollins, Inc.	338	9,312
RR Donnelley & Sons Co.	827	11,553
Steelcase, Inc., Class A	343	4,377
Sykes Enterprises, Inc. (a)	102	3,003
Team, Inc. (a)	53	1,272
Tetra Tech, Inc.	220	5,828
U.S. Ecology, Inc.	55	1,868
UniFirst Corp.	57	6,002
Viad Corp.	62	1,827
Waste Connections, Inc.	358	21,469
West Corp.	227	4,111

		268,291
Communications Equipment — 1.1%
ADTRAN, Inc.	138	2,506
Applied Optoelectronics, Inc. (a)	67	1,097
Arista Networks, Inc. (a)	120	7,204
ARRIS International PLC (a)	469	11,945
Brocade Communications Systems, Inc.	1,477	11,786
CalAmp Corp. (a)	94	1,598
Calix, Inc. (a)	192	1,475
Ciena Corp. (a)	398	7,072
CommScope Holding Co., Inc. (a)	364	8,161
Comtech Telecommunications Corp.	53	1,035
EchoStar Corp., Class A (a)	203	7,131
Extreme Networks, Inc. (a)	717	1,979
Finisar Corp. (a)	450	5,715
Harmonic, Inc. (a)	265	875
Infinera Corp. (a)	456	6,986
InterDigital, Inc.	133	5,990
Ixia (a)	155	1,483
Loral Space & Communications, Inc. (a)	34	1,175
Lumentum Holdings, Inc. (a)	119	2,348
NETGEAR, Inc. (a)	87	3,251
Oclaro, Inc. (a)(b)	749	2,592
Plantronics, Inc.	134	6,007
Polycom, Inc. (a)	522	5,319
Ruckus Wireless, Inc. (a)	193	1,623
ShoreTel, Inc. (a)	200	1,642
Sonus Networks, Inc. (a)	196	1,176
Ubiquiti Networks, Inc. (a)	76	2,250
ViaSat, Inc. (a)	152	9,500
Viavi Solutions, Inc. (a)	1,027	5,135

		126,056
Construction & Engineering — 0.9%
AECOM (a)	527	14,461
Aegion Corp. (a)	101	1,821
Argan, Inc.	39	1,175
Chicago Bridge & Iron Co. NV	316	12,267
Comfort Systems USA, Inc.	94	2,664
Dycom Industries, Inc. (a)	80	5,301
EMCOR Group, Inc.	215	9,825
Granite Construction, Inc.	167	6,451
Great Lakes Dredge & Dock Corp. (a)	266	915
Jacobs Engineering Group, Inc. (a)	425	16,673

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Construction & Engineering (continued)
KBR, Inc.	543	$7,743
MasTec, Inc. (a)	262	4,045
MYR Group, Inc. (a)	58	1,161
Primoris Services Corp.	104	2,121
Quanta Services, Inc. (a)	709	13,258
Tutor Perini Corp. (a)	106	1,400

		101,281
Construction Materials — 0.4%
Eagle Materials, Inc.	173	9,262
Headwaters, Inc. (a)	293	4,679
Martin Marietta Materials, Inc.	213	26,749
Summit Materials, Inc., Class A (a)	70	1,111
US Concrete, Inc. (a)	38	1,728

		43,529
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	62	1,392
Consumer Finance — 0.3%
Cash America International, Inc.	88	2,635
Credit Acceptance Corp. (a)	21	3,758
Enova International, Inc. (a)	123	685
Ezcorp, Inc., Class A (a)	248	754
First Cash Financial Services, Inc. (a)	78	2,769
Green Dot Corp., Class A (a)	124	2,203
Nelnet, Inc., Class A	60	1,948
OneMain Holdings, Inc. (a)	178	4,705
PRA Group, Inc. (a)	180	5,355
SLM Corp. (a)	1,600	10,240
World Acceptance Corp. (a)	57	1,650

		36,702
Containers & Packaging — 2.0%
AEP Industries, Inc.	27	2,285
Aptargroup, Inc.	206	15,017
Avery Dennison Corp.	280	17,049
Ball Corp.	425	28,403
Bemis Co., Inc.	309	14,792
Berry Plastics Group, Inc. (a)	363	11,289
Crown Holdings, Inc. (a)	443	20,325
Graphic Packaging Holding Co.	1,093	12,417
Greif, Inc., Class A	77	2,035
Myers Industries, Inc.	103	1,173
Owens-Illinois, Inc. (a)	588	7,609
Packaging Corp. of America	316	16,062
Sealed Air Corp.	681	27,601
Silgan Holdings, Inc.	157	8,301
Sonoco Products Co.	346	13,671
WestRock Co.	837	29,529

		227,558
Distributors — 0.4%
Core-Mark Holding Co., Inc.	89	7,235
LKQ Corp. (a)	991	27,153
Pool Corp.	142	11,999

		46,387
Diversified Consumer Services — 0.8%
2U, Inc. (a)	62	1,252
American Public Education, Inc. (a)	69	1,089
Apollo Education Group, Inc. (a)	240	1,906
Ascent Capital Group, Inc., Class A (a)	55	626
Bright Horizons Family Solutions, Inc. (a)	115	8,070
Capella Education Co.	34	1,493
Carriage Services, Inc.	64	1,420
DeVry Education Group, Inc.	268	5,333
Grand Canyon Education, Inc. (a)	181	6,815
Hillenbrand, Inc.	238	6,445

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Houghton Mifflin Harcourt Co. (a)	506	$9,027
K12, Inc. (a)	101	928
LifeLock, Inc. (a)	250	2,995
Matthews International Corp., Class A	119	5,939
Regis Corp. (a)	127	1,897
Service Corp. International	650	15,724
ServiceMaster Global Holdings, Inc. (a)	337	14,225
Sotheby’s	223	5,238
Strayer Education, Inc. (a)	30	1,602
Weight Watchers International, Inc. (a)(b)	99	1,256

		93,280
Diversified Financial Services — 0.7%
CBOE Holdings, Inc.	271	18,054
FNFV Group (a)	455	4,268
MarketAxess Holdings, Inc.	111	12,901
MSCI, Inc.	358	24,645
Nasdaq, Inc.	355	22,010
Outerwall, Inc.	77	2,603
PHH Corp. (a)	137	1,682

		86,163
Diversified Telecommunication Services — 0.5%
8x8, Inc. (a)	236	2,964
Atlantic Tele-Network, Inc.	25	1,925
Cincinnati Bell, Inc. (a)	510	1,652
Cogent Communications Group, Inc.	187	6,248
Consolidated Communications Holdings, Inc.	121	2,425
Fairpoint Communications, Inc. (a)	85	1,275
Frontier Communications Corp.	3,819	17,376
General Communication, Inc., Class A (a)	87	1,576
Globalstar, Inc. (a)	1,297	1,660
inContact, Inc. (a)	198	1,713
Inteliquent, Inc.	86	1,478
Iridium Communications, Inc. (a)	230	1,601
ORBCOMM, Inc. (a)	254	1,854
PDV Wireless, Inc. (a)	50	1,204
Vonage Holdings Corp. (a)	454	2,329
Windstream Holdings, Inc.	273	1,575
Zayo Group Holdings, Inc. (a)	507	12,685

		61,540
Electric Utilities — 1.7%
ALLETE, Inc.	187	9,892
Cleco Corp.	190	10,097
El Paso Electric Co.	105	4,298
Empire District Electric Co.	125	3,667
Great Plains Energy, Inc.	567	15,808
Hawaiian Electric Industries, Inc.	336	10,053
IDACORP, Inc.	152	10,578
ITC Holdings Corp.	518	20,668
MGE Energy, Inc.	88	4,264
OGE Energy Corp.	724	18,990
Otter Tail Corp.	102	2,840
Pepco Holdings, Inc.	826	22,038
Pinnacle West Capital Corp.	340	22,545
PNM Resources, Inc.	258	8,104
Portland General Electric Co.	272	10,573
Unitil Corp.	51	1,976
Westar Energy, Inc.	460	20,037

		196,428
Electrical Equipment — 0.9%
Acuity Brands, Inc.	137	27,733
AZZ, Inc.	93	4,788
Babcock & Wilcox Enterprises, Inc. (a)	134	2,767
Brady Corp., Class A	119	2,670
Encore Wire Corp.	55	2,046

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	49

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Electrical Equipment (continued)
EnerSys	147	$7,119
Franklin Electric Co., Inc.	203	5,538
Generac Holdings, Inc. (a)	241	6,849
General Cable Corp.	136	1,594
Hubbell, Inc.	190	17,182
II-VI, Inc. (a)	131	2,725
Plug Power, Inc. (a)	638	1,193
PowerSecure International, Inc. (a)	112	1,230
Regal-Beloit Corp.	152	8,544
SolarCity Corp. (a)(b)	214	7,629
Thermon Group Holdings, Inc. (a)	82	1,379

		100,986
Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc. (a)	111	5,488
Arrow Electronics, Inc. (a)	321	16,564
Avnet, Inc.	452	18,044
AVX Corp.	114	1,309
Badger Meter, Inc.	37	2,066
Belden, Inc.	147	6,280
Benchmark Electronics, Inc. (a)	130	2,730
CDW Corp.	434	16,687
Checkpoint Systems, Inc.	182	1,179
Cognex Corp.	302	9,739
Coherent, Inc. (a)	94	7,263
CTS Corp.	90	1,418
Daktronics, Inc.	128	1,028
Dolby Laboratories, Inc., Class A	205	7,382
DTS, Inc. (a)	56	1,248
Fabrinet (a)	91	2,267
FARO Technologies, Inc. (a)	46	1,181
FEI Co.	142	10,288
Fitbit, Inc., Series A (a)(b)	159	2,639
FLIR Systems, Inc.	502	14,678
GSI Group, Inc. (a)	110	1,360
Ingram Micro, Inc., Class A	547	15,425
Insight Enterprises, Inc. (a)	99	2,339
InvenSense, Inc. (a)	202	1,658
IPG Photonics Corp. (a)	120	9,700
Itron, Inc. (a)	99	3,263
Jabil Circuit, Inc.	642	12,782
Keysight Technologies, Inc. (a)	586	13,712
Kimball Electronics, Inc. (a)	128	1,285
Knowles Corp. (a)	355	4,828
Littelfuse, Inc.	82	8,356
Mercury Systems, Inc. (a)	98	1,871
Methode Electronics, Inc.	149	3,883
MTS Systems Corp.	37	1,976
National Instruments Corp.	432	12,312
Newport Corp. (a)	109	1,660
OSI Systems, Inc. (a)	71	3,892
Park Electrochemical Corp.	83	1,351
Plexus Corp. (a)	82	2,866
RealD, Inc. (a)	152	1,579
Rofin-Sinar Technologies, Inc. (a)	73	1,861
Rogers Corp. (a)	46	2,184
Sanmina Corp. (a)	320	5,997
ScanSource, Inc. (a)	72	2,259
SYNNEX Corp.	92	7,723
Tech Data Corp. (a)	135	8,424
Trimble Navigation Ltd. (a)	889	17,149
TTM Technologies, Inc. (a)	197	1,149
Universal Display Corp. (a)	137	6,727
Vishay Intertechnology, Inc.	537	6,154

		295,203

Common Stocks	Shares	Value
Energy Equipment & Services — 0.9%
Archrock, Inc.	171	$1,026
Atwood Oceanics, Inc.	155	950
Bristow Group, Inc.	82	1,907
C&J Energy Services Ltd. (a)	203	499
CARBO Ceramics, Inc.	53	877
Diamond Offshore Drilling, Inc.	241	4,480
Dril-Quip, Inc. (a)	132	7,740
Ensco PLC, Class A	817	7,990
Era Group, Inc. (a)	82	753
Exterran Corp. (a)	85	1,404
Fairmount Santrol Holdings, Inc. (a)	269	659
Forum Energy Technologies, Inc. (a)	152	1,704
Frank’s International NV	94	1,375
Helix Energy Solutions Group, Inc. (a)	275	1,108
Hornbeck Offshore Services, Inc. (a)	85	691
Matrix Service Co. (a)	76	1,441
McDermott International, Inc. (a)	613	1,692
Nabors Industries Ltd.	1,168	8,597
Newpark Resources, Inc. (a)	226	1,101
Noble Corp. PLC	760	5,920
Oceaneering International, Inc.	339	11,475
Oil States International, Inc. (a)	192	5,420
Parker Drilling Co. (a)	568	778
Patterson-UTI Energy, Inc.	523	7,521
PHI, Inc. (a)	53	961
RigNet, Inc. (a)	51	744
Rowan Cos. PLC, Class A	415	5,250
RPC, Inc.	133	1,659
SEACOR Holdings, Inc. (a)	43	1,978
Seadrill Ltd. (a)(b)	1,402	2,902
Superior Energy Services, Inc.	570	5,877
Tesco Corp.	166	1,129
TETRA Technologies, Inc. (a)	241	1,492
Tidewater, Inc.	125	664
Unit Corp. (a)	143	1,492

		101,256
Food & Staples Retailing — 0.7%
The Andersons, Inc.	75	2,198
Casey’s General Stores, Inc.	111	13,402
Chefs’ Warehouse, Inc. (a)	171	2,249
Diplomat Pharmacy, Inc. (a)	143	3,891
Fresh Market, Inc. (a)	104	1,993
Ingles Markets, Inc., Class A	35	1,343
Pricesmart, Inc.	42	3,216
Rite Aid Corp. (a)	3,179	24,764
Smart & Final Stores, Inc. (a)	91	1,463
SpartanNash Co.	99	2,031
Sprouts Farmers Market, Inc. (a)	560	12,768
Supervalu, Inc. (a)	1,006	4,577
United Natural Foods, Inc. (a)	196	6,864
Weis Markets, Inc.	35	1,422

		82,181
Food Products — 1.5%
B&G Foods, Inc.	140	5,099
Blue Buffalo Pet Products, Inc. (a)	210	3,574
Cal-Maine Foods, Inc.	111	5,602
Calavo Growers, Inc.	41	2,122
Darling International, Inc. (a)	664	5,969
Dean Foods Co.	346	6,913
Diamond Foods, Inc. (a)	72	2,642
Flowers Foods, Inc.	584	11,995
Fresh Del Monte Produce, Inc.	128	5,224
Hain Celestial Group, Inc. (a)	351	12,769
Ingredion, Inc.	226	22,763
J&J Snack Foods Corp.	57	6,155

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Food Products (continued)
John B Sanfilippo & Son, Inc.	30	$1,800
Lancaster Colony Corp.	43	4,372
Omega Protein Corp. (a)	88	1,988
Pilgrim’s Pride Corp. (a)	159	3,527
Pinnacle Foods, Inc.	382	16,384
Post Holdings, Inc. (a)	194	11,349
Sanderson Farms, Inc.	84	6,822
Snyders-Lance, Inc.	181	5,714
Tootsie Roll Industries, Inc.	49	1,608
TreeHouse Foods, Inc. (a)	127	10,079
WhiteWave Foods Co. (a)	574	21,669

		176,139
Gas Utilities — 1.4%
AGL Resources, Inc.	330	20,975
Atmos Energy Corp.	294	20,351
Chesapeake Utilities Corp.	39	2,456
Laclede Group, Inc.	126	8,056
National Fuel Gas Co.	316	14,324
New Jersey Resources Corp.	268	9,439
Northwest Natural Gas Co.	105	5,455
ONE Gas, Inc.	164	9,276
Piedmont Natural Gas Co., Inc.	226	13,388
Questar Corp.	608	12,397
South Jersey Industries, Inc.	293	7,284
Southwest Gas Corp.	146	8,589
UGI Corp.	560	19,040
WGL Holdings, Inc.	106	7,080

		158,110
Health Care Equipment & Supplies — 3.4%
Abaxis, Inc.	59	2,569
ABIOMED, Inc. (a)	136	11,605
Accuray, Inc. (a)	242	1,290
Alere, Inc. (a)	289	10,751
Align Technology, Inc. (a)	274	18,122
Analogic Corp.	33	2,444
AngioDynamics, Inc. (a)	101	1,143
Anika Therapeutics, Inc. (a)	43	1,618
AtriCure, Inc. (a)	78	1,363
Atrion Corp.	4	1,502
Cantel Medical Corp.	123	7,303
Cardiovascular Systems, Inc. (a)	88	744
Cerus Corp. (a)	301	1,634
CONMED Corp.	67	2,475
Cooper Cos., Inc.	153	20,066
Cynosure, Inc., Class A (a)	60	2,172
DENTSPLY International, Inc.	453	26,677
DexCom, Inc. (a)	267	19,032
Endologix, Inc. (a)	185	1,319
GenMark Diagnostics, Inc. (a)	161	852
Globus Medical, Inc., Class A (a)	259	6,462
Greatbatch, Inc. (a)	64	2,471
Haemonetics Corp. (a)	211	6,676
Halyard Health, Inc. (a)	210	5,208
HeartWare International, Inc. (a)	44	1,766
Hill-Rom Holdings, Inc.	190	9,287
Hologic, Inc. (a)	799	27,118
ICU Medical, Inc. (a)	34	3,273
IDEXX Laboratories, Inc. (a)	316	22,164
Inogen, Inc. (a)	41	1,363
Insulet Corp. (a)	230	7,631
Integra LifeSciences Holdings Corp. (a)	102	6,268
Invacare Corp.	101	1,556
InVivo Therapeutics Holdings Corp. (a)	122	540
K2M Group Holdings, Inc. (a)	73	1,037
LDR Holding Corp. (a)	60	1,102

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
LivaNova PLC (a)	157	$8,789
Masimo Corp. (a)	166	6,100
Meridian Bioscience, Inc.	123	2,368
Merit Medical Systems, Inc. (a)	111	1,837
Natus Medical, Inc. (a)	127	4,481
Neogen Corp. (a)	150	7,827
Nevro Corp. (a)	45	2,781
NuVasive, Inc. (a)	177	8,163
NxStage Medical, Inc. (a)	167	3,160
OraSure Technologies, Inc. (a)	268	1,466
Orthofix International NV (a)	55	2,171
Quidel Corp. (a)	83	1,414
ResMed, Inc.	454	25,742
Rockwell Medical, Inc. (a)	139	870
RTI Surgical, Inc. (a)	228	732
Sirona Dental Systems, Inc. (a)	183	19,451
Spectranetics Corp. (a)	119	1,434
STERIS PLC	257	17,795
Teleflex, Inc.	137	18,590
Vascular Solutions, Inc. (a)	49	1,341
West Pharmaceutical Services, Inc.	226	12,932
Wright Medical Group NV (a)	377	7,521
Zeltiq Aesthetics, Inc. (a)	82	1,904

		397,472
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	184	11,229
Adeptus Health, Inc., Class A (a)	16	755
Air Methods Corp. (a)	152	5,919
Almost Family, Inc. (a)	31	1,185
Amedisys, Inc. (a)	74	2,645
AMN Healthcare Services, Inc. (a)	121	3,409
Amsurg Corp. (a)	150	10,978
BioTelemetry, Inc. (a)	127	1,199
Brookdale Senior Living, Inc. (a)	647	10,533
Capital Senior Living Corp. (a)	95	1,741
Centene Corp. (a)	383	23,769
Chemed Corp.	54	7,577
Civitas Solutions, Inc. (a)	61	1,468
Community Health Systems, Inc. (a)	421	9,043
Corvel Corp. (a)	80	3,650
Cross Country Healthcare, Inc. (a)	109	1,570
Ensign Group, Inc.	136	3,053
Envision Healthcare Holdings, Inc. (a)	633	13,989
ExamWorks Group, Inc. (a)	109	2,993
Genesis Healthcare, Inc. (a)	201	362
Hanger, Inc. (a)	102	1,376
Health Net, Inc. (a)	257	17,018
HealthEquity, Inc. (a)	94	2,026
HealthSouth Corp.	334	11,954
Healthways, Inc. (a)	120	1,411
HMS Holdings Corp. (a)	236	2,844
Kindred Healthcare, Inc.	218	2,106
Landauer, Inc.	39	1,195
LHC Group, Inc. (a)	40	1,517
LifePoint Hospitals, Inc. (a)	148	10,329
Magellan Health Services, Inc. (a)	72	4,104
MEDNAX, Inc. (a)	300	20,838
Molina Healthcare, Inc. (a)	127	6,974
National Healthcare Corp.	34	2,147
Owens & Minor, Inc.	227	7,865
Patterson Cos., Inc.	309	13,120
PharMerica Corp. (a)	83	2,464
Premier, Inc., Class A (a)	103	3,290
Providence Service Corp. (a)	39	1,732
RadNet, Inc. (a)	196	1,172
Select Medical Holdings Corp.	271	2,583

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	51

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Surgical Care Affiliates, Inc. (a)	61	$2,603
Team Health Holdings, Inc. (a)	233	9,523
Tenet Healthcare Corp. (a)	341	9,248
Triple-S Management Corp., Class B (a)	75	1,672
U.S. Physical Therapy, Inc.	39	1,995
Universal American Corp.	210	1,327
VCA, Inc. (a)	284	14,561
WellCare Health Plans, Inc. (a)	143	10,865

		286,926
Health Care Technology — 0.4%
athenahealth, Inc. (a)	126	17,867
Computer Programs & Systems, Inc.	35	1,839
HealthStream, Inc. (a)	66	1,445
Inovalon Holdings, Inc. (a)	72	1,215
Medidata Solutions, Inc. (a)	199	8,503
Omnicell, Inc. (a)	88	2,463
Press Ganey Holdings, Inc. (a)	47	1,389
Quality Systems, Inc.	141	1,849
Veeva Systems, Inc., Class A (a)	276	6,652
Vocera Communications, Inc. (a)	293	4,216

		47,438
Hotels, Restaurants & Leisure — 2.3%
Aramark	626	20,001
Belmond Ltd., Class A (a)	277	2,343
Biglari Holdings, Inc. (a)	4	1,513
BJ’s Restaurants, Inc. (a)	54	2,316
Bloomin’ Brands, Inc.	468	8,265
Bob Evans Farms, Inc.	57	2,334
Boyd Gaming Corp. (a)	307	5,468
Brinker International, Inc.	185	9,202
Buffalo Wild Wings, Inc. (a)	58	8,833
Caesars Acquisition Co., Class A (a)	208	1,248
Caesars Entertainment Corp. (a)	192	1,330
Carrols Restaurant Group, Inc. (a)	122	1,630
Cheesecake Factory, Inc.	162	7,825
Choice Hotels International, Inc.	161	7,039
Churchill Downs, Inc.	49	6,769
Chuy’s Holdings, Inc. (a)	51	1,744
ClubCorp Holdings, Inc.	107	1,281
Cracker Barrel Old Country Store, Inc.	43	5,643
Dave & Buster’s Entertainment, Inc. (a)	60	2,176
Del Frisco’s Restaurant Group, Inc. (a)	98	1,552
Denny’s Corp. (a)	218	2,043
Diamond Resorts International, Inc. (a)	186	3,426
DineEquity, Inc.	64	5,435
Domino’s Pizza, Inc.	178	20,279
Dunkin’ Brands Group, Inc.	341	13,422
Eldorado Resorts, Inc. (a)	162	1,672
Extended Stay America, Inc.	180	2,306
Fiesta Restaurant Group, Inc. (a)	67	2,439
International Game Technology PLC	217	3,140
International Speedway Corp., Class A	69	2,356
Interval Leisure Group, Inc.	98	1,154
Isle of Capri Casinos, Inc. (a)	80	1,013
Jack in the Box, Inc.	119	9,239
Krispy Kreme Doughnuts, Inc. (a)	163	2,389
La Quinta Holdings, Inc. (a)	426	4,831
Marcus Corp.	76	1,439
Marriott Vacations Worldwide Corp.	110	5,433
Panera Bread Co., Class A (a)	82	15,908
Papa John’s International, Inc.	105	5,014
Penn National Gaming, Inc. (a)	212	2,995
Popeyes Louisiana Kitchen, Inc. (a)	92	5,670
Red Robin Gourmet Burgers, Inc. (a)	35	2,161
Ruby Tuesday, Inc. (a)	220	1,199

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.	104	$1,690
Ryman Hospitality Properties, Inc.	99	4,648
Scientific Games Corp., Class A (a)	137	811
SeaWorld Entertainment, Inc.	168	3,202
Shake Shack, Inc., Class A (a)	23	795
Six Flags Entertainment Corp.	221	11,110
Sonic Corp.	197	5,788
Texas Roadhouse, Inc.	240	8,839
Vail Resorts, Inc.	110	13,750
Wendy’s Co.	706	7,222
Zoe’s Kitchen, Inc. (a)	51	1,417

		272,747
Household Durables — 2.2%
Bassett Furniture Industries, Inc.	50	1,496
Beazer Homes USA, Inc. (a)	89	761
CalAtlantic Group, Inc.	232	7,538
Cavco Industries, Inc. (a)	25	2,096
Century Communities, Inc. (a)	71	1,050
D.R. Horton, Inc.	1,033	28,418
Ethan Allen Interiors, Inc.	65	1,735
GoPro, Inc., Class A (a)(b)	324	3,710
Harman International Industries, Inc.	233	17,333
Helen of Troy Ltd. (a)	68	6,077
Installed Building Products, Inc. (a)	52	1,083
iRobot Corp. (a)	78	2,647
Jarden Corp. (a)	660	35,013
KB Home	334	3,627
La-Z-Boy, Inc.	210	4,502
Leggett & Platt, Inc.	444	18,430
Lennar Corp., Class A	426	17,956
Lennar Corp., Class B	169	5,856
LGI Homes, Inc. (a)	60	1,318
Libbey, Inc.	61	976
M/I Homes, Inc. (a)	69	1,236
MDC Holdings, Inc.	96	2,089
Meritage Homes Corp. (a)	152	5,018
NVR, Inc. (a)	12	19,812
PulteGroup, Inc.	1,182	19,810
Taylor Morrison Home Corp., Class A (a)	93	1,121
Tempur Sealy International, Inc. (a)	200	12,068
Toll Brothers, Inc. (a)	563	15,550
TRI Pointe Homes, Inc. (a)	630	6,640
Tupperware Brands Corp.	121	5,618
Universal Electronics, Inc. (a)	41	2,056
WCI Communities, Inc. (a)	62	1,298
William Lyon Homes, Class A (a)	60	652

		254,590
Household Products — 0.2%
Central Garden and Pet Co., Class A (a)	142	1,962
Energizer Holdings, Inc.	217	6,953
HRG Group, Inc. (a)	206	2,501
Spectrum Brands Holdings, Inc.	87	8,268
WD-40 Co.	39	4,029

		23,713
Independent Power and Renewable Electricity Producers — 0.2%
Abengoa Yield PLC	133	2,254
Dynegy, Inc. (a)	540	6,394
NRG Yield, Inc., Class A	138	1,711
NRG Yield, Inc., Class C	128	1,695
Ormat Technologies, Inc.	95	3,363
Pattern Energy Group, Inc.	150	2,843
Talen Energy Corp. (a)	214	1,530
TerraForm Power, Inc., Class A (a)	143	1,417

		21,207

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	327	$9,790
Carlisle Cos., Inc.	210	17,573
Raven Industries, Inc.	103	1,546
Seaboard Corp. (a)	1	2,877
Standex International Corp.	31	2,239

		34,025
Insurance — 4.4%
Alleghany Corp. (a)	50	23,896
Allied World Assurance Co. Holdings AG	301	11,014
American Equity Investment Life Holding Co.	183	3,329
American Financial Group, Inc.	212	15,048
American National Insurance Co.	35	3,401
AMERISAFE, Inc.	57	2,908
AmTrust Financial Services, Inc.	129	7,378
Arch Capital Group Ltd. (a)	362	24,453
Argo Group International Holdings Ltd.	120	6,820
Arthur J Gallagher & Co.	530	19,949
Aspen Insurance Holdings Ltd.	203	9,442
Assurant, Inc.	215	17,482
Assured Guaranty Ltd.	487	11,581
Axis Capital Holdings Ltd.	298	16,065
Brown & Brown, Inc.	403	12,191
Citizens, Inc. (a)(b)	359	2,326
CNO Financial Group, Inc.	615	10,701
Employers Holdings, Inc.	103	2,566
Endurance Specialty Holdings Ltd.	186	11,519
Enstar Group Ltd. (a)	36	5,744
Erie Indemnity Co., Class A	86	8,265
Everest Re Group Ltd.	120	21,473
FBL Financial Group, Inc., Class A	26	1,588
Federated National Holding Co.	61	1,509
Fidelity & Guaranty Life	86	2,154
First American Financial Corp.	330	11,342
Genworth Financial, Inc., Class A (a)	1,296	3,603
Global Indemnity PLC (a)	60	1,804
Greenlight Capital Re Ltd. (a)	93	1,806
Hanover Insurance Group, Inc.	135	11,001
HCI Group, Inc.	35	1,164
Heritage Insurance Holdings, Inc.	79	1,566
Hilltop Holdings, Inc. (a)	277	4,424
Horace Mann Educators Corp.	174	5,345
Infinity Property & Casualty Corp.	37	2,937
James River Group Holdings Ltd.	55	1,866
Kemper Corp.	177	6,117
Maiden Holdings Ltd.	148	1,894
MBIA, Inc. (a)	412	2,744
Mercury General Corp.	28	1,300
National General Holdings Corp.	107	2,118
National Western Life Group, Inc.	7	1,615
Navigators Group, Inc. (a)	33	2,891
Old Republic International Corp.	902	16,308
OneBeacon Insurance Group Ltd.	135	1,733
PartnerRe Ltd.	132	18,533
Primerica, Inc.	161	7,247
ProAssurance Corp.	173	8,671
Reinsurance Group of America, Inc.	212	17,857
RenaissanceRe Holdings Ltd.	125	14,081
RLI Corp.	140	8,302
Safety Insurance Group, Inc.	53	2,990
Selective Insurance Group, Inc.	185	5,792
StanCorp Financial Group, Inc.	128	14,676
State Auto Financial Corp.	64	1,397
State National Cos., Inc.	144	1,418
Stewart Information Services Corp.	66	2,340
Symetra Financial Corp.	175	5,603
Third Point Reinsurance Ltd. (a)	242	2,819

Common Stocks	Shares	Value
Insurance (continued)
Torchmark Corp.	392	$21,301
United Fire Group, Inc.	65	2,511
United Insurance Holdings Corp.	183	2,842
Universal Insurance Holdings, Inc.	86	1,612
Validus Holdings Ltd.	252	11,148
W.R. Berkley Corp.	319	15,998
White Mountains Insurance Group Ltd.	17	12,123

		515,641
Internet & Catalog Retail — 0.5%
Blue Nile, Inc. (a)	46	1,600
Etsy, Inc. (a)	89	691
FTD Cos., Inc. (a)	53	1,309
Groupon, Inc. (a)	2,134	5,805
HSN, Inc.	123	5,788
Lands’ End, Inc. (a)	64	1,394
Liberty TripAdvisor Holdings, Inc., Series A (a)	271	6,052
Liberty Ventures, Series A (a)	473	18,603
Nutrisystem, Inc.	73	1,446
PetMed Express, Inc.	90	1,622
RetailMeNot, Inc. (a)	164	1,492
Shutterfly, Inc. (a)	143	5,956
Travelport Worldwide Ltd.	418	4,552
Wayfair, Inc., Class A (a)(b)	52	2,350

		58,660
Internet Software & Services — 1.3%
Angie’s List, Inc. (a)	255	2,165
Bankrate, Inc. (a)	185	2,116
Blucora, Inc. (a)	119	1,027
Chegg, Inc. (a)	219	1,270
Cimpress NV (a)	109	8,559
ComScore, Inc. (a)	146	5,625
Constant Contact, Inc. (a)	86	2,719
Cornerstone OnDemand, Inc. (a)	212	6,506
Cvent, Inc. (a)	64	1,690
Demandware, Inc. (a)	124	5,261
DHI Group, Inc. (a)	179	1,667
EarthLink Holdings Corp.	269	1,593
Endurance International Group Holdings, Inc. (a)	143	1,313
Envestnet, Inc. (a)	162	3,799
Global Eagle Entertainment, Inc. (a)	133	1,343
GoDaddy, Inc., Class A (a)	63	1,921
Gogo, Inc. (a)	145	2,110
GrubHub, Inc. (a)	270	5,090
GTT Communications, Inc. (a)	63	938
IAC/InterActiveCorp	244	12,673
Internap Corp. (a)	176	679
IntraLinks Holdings, Inc. (a)	129	1,040
j2 Global, Inc.	151	10,949
LendingClub Corp. (a)	173	1,277
LivePerson, Inc. (a)	170	962
LogMeIn, Inc. (a)	93	4,858
Marketo, Inc. (a)	90	1,711
Monster Worldwide, Inc. (a)	254	1,268
NIC, Inc.	166	3,285
Pandora Media, Inc. (a)	706	6,862
Perficient, Inc. (a)	99	1,886
Q2 Holdings, Inc. (a)	56	1,213
Quotient Technology, Inc. (a)	174	1,056
Rackspace Hosting, Inc. (a)	428	8,650
SciQuest, Inc. (a)	124	1,579
Shutterstock, Inc. (a)	54	1,560
SPS Commerce, Inc. (a)	42	2,742
Stamps.com, Inc. (a)	55	5,160
Textura Corp. (a)	58	916
TrueCar, Inc. (a)	365	2,365

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	53

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
Web.com Group, Inc. (a)	110	$2,071
WebMD Health Corp. (a)	144	7,360
Wix.com Ltd. (a)	69	1,409
XO Group, Inc. (a)	96	1,430
Yelp, Inc. (a)	238	4,986
Zillow Group, Inc., Class A (a)	108	2,340
Zillow Group, Inc., Class C (a)	370	7,585

		156,584
IT Services — 3.1%
Acxiom Corp. (a)	310	5,797
Black Knight Financial Services, Inc., Class A (a)	54	1,629
Blackhawk Network Holdings, Inc. (a)	174	6,558
Booz Allen Hamilton Holding Corp.	360	10,184
Broadridge Financial Solutions, Inc.	388	20,781
CACI International, Inc., Class A (a)	81	6,729
Cardtronics, Inc. (a)	179	5,515
Cass Information Systems, Inc.	31	1,578
Convergys Corp.	379	9,263
CoreLogic, Inc. (a)	295	10,532
CSG Systems International, Inc.	83	2,900
DST Systems, Inc.	119	12,544
EPAM Systems, Inc. (a)	159	11,909
Euronet Worldwide, Inc. (a)	166	13,242
EVERTEC, Inc.	178	2,446
ExlService Holdings, Inc. (a)	128	5,588
Forrester Research, Inc.	124	3,964
Gartner, Inc. (a)	268	23,555
Genpact Ltd. (a)	493	11,793
Global Payments, Inc.	414	24,405
Hackett Group, Inc.	105	1,551
Heartland Payment Systems, Inc.	114	10,497
Jack Henry & Associates, Inc.	267	21,675
Leidos Holdings, Inc.	232	10,700
Lionbridge Technologies, Inc. (a)	250	1,158
Luxoft Holding, Inc. (a)	72	5,406
Mantech International Corp., Class A	68	1,960
MAXIMUS, Inc.	216	11,528
Sabre Corp.	381	9,757
Science Applications International Corp.	173	7,373
ServiceSource International, Inc. (a)	276	1,068
Syntel, Inc. (a)	74	3,503
TeleTech Holdings, Inc.	54	1,442
Teradata Corp. (a)	486	11,829
Total System Services, Inc.	517	20,763
Unisys Corp. (a)	130	1,277
Vantiv, Inc., Class A (a)	459	21,596
VeriFone Systems, Inc. (a)	406	9,496
Virtusa Corp. (a)	117	5,232
WEX, Inc. (a)	124	9,004

		357,727
Leisure Products — 0.4%
Arctic Cat, Inc.	51	628
Brunswick Corp.	303	12,075
Callaway Golf Co.	227	1,977
Malibu Boats, Inc. (a)	80	1,046
Nautilus, Inc. (a)	88	1,714
Performance Sports Group Ltd. (a)	125	894
Polaris Industries, Inc.	217	16,023
Smith & Wesson Holding Corp. (a)	132	2,846
Sturm Ruger & Co., Inc.	46	2,707
Vista Outdoor, Inc. (a)	230	11,088

		50,998
Life Sciences Tools & Services — 1.4%
Accelerate Diagnostics, Inc. (a)	74	1,096
Affymetrix, Inc. (a)	213	2,988

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Albany Molecular Research, Inc. (a)	76	$1,240
Bio-Rad Laboratories, Inc., Class A (a)	77	9,826
Bio-Techne Corp.	155	12,817
Bruker Corp. (a)	390	8,709
Cambrex Corp. (a)	113	3,914
Charles River Laboratories International, Inc. (a)	169	12,545
Fluidigm Corp. (a)	115	772
INC Research Holdings, Inc., Class A (a)	37	1,559
Luminex Corp. (a)	121	2,322
Mettler-Toledo International, Inc. (a)	89	27,844
NeoGenomics, Inc. (a)	243	1,657
Pacific Biosciences of California, Inc. (a)	332	3,549
PAREXEL International Corp. (a)	177	11,321
PerkinElmer, Inc.	374	18,072
PRA Health Sciences, Inc. (a)	54	2,326
QIAGEN NV (a)	798	18,122
Quintiles Transnational Holdings, Inc. (a)	261	15,877
VWR Corp. (a)	69	1,688

		158,244
Machinery — 3.5%
Actuant Corp., Class A	145	3,376
AGCO Corp.	241	11,754
Alamo Group, Inc.	30	1,591
Albany International Corp., Class A	73	2,476
Altra Industrial Motion Corp.	73	1,640
American Railcar Industries, Inc.	36	1,634
Astec Industries, Inc.	41	1,529
Barnes Group, Inc.	197	6,404
Blount International, Inc. (a)	204	1,897
Briggs & Stratton Corp.	118	2,320
Chart Industries, Inc. (a)	81	1,313
CIRCOR International, Inc.	46	1,633
CLARCOR, Inc.	174	8,154
Colfax Corp. (a)	372	8,236
Columbus McKinnon Corp.	67	958
Crane Co.	185	8,836
Donaldson Co., Inc.	489	13,780
Douglas Dynamics, Inc.	68	1,350
EnPro Industries, Inc.	57	2,535
ESCO Technologies, Inc.	64	2,203
Federal Signal Corp.	145	2,145
Global Brass & Copper Holdings, Inc.	84	1,740
Gorman-Rupp Co.	62	1,576
Graco, Inc.	203	14,754
Greenbrier Cos., Inc.	62	1,603
Harsco Corp.	209	1,346
Hyster-Yale Materials Handling, Inc.	26	1,350
IDEX Corp.	249	18,055
ITT Corp.	323	10,481
John Bean Technologies Corp.	68	3,115
Joy Global, Inc.	380	3,789
Kadant, Inc.	33	1,281
Kennametal, Inc.	290	5,133
Lincoln Electric Holdings, Inc.	266	14,162
Lindsay Corp. (b)	28	1,970
Lydall, Inc. (a)	52	1,469
Manitowoc Co., Inc.	459	7,225
Meritor, Inc. (a)	234	1,598
Middleby Corp. (a)	187	16,897
Mueller Industries, Inc.	225	5,726
Mueller Water Products, Inc., Series A	657	5,394
Navistar International Corp. (a)	136	989
NN, Inc.	72	873
Nordson Corp.	216	13,053
Oshkosh Corp.	255	8,397
Proto Labs, Inc. (a)	85	4,674

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Machinery (continued)
RBC Bearings, Inc. (a)	97	$5,755
Rexnord Corp. (a)	406	6,646
Snap-on, Inc.	175	28,273
SPX Corp.	414	3,850
SPX FLOW, Inc. (a)	96	2,289
Sun Hydraulics Corp.	60	1,528
Tennant Co.	79	4,275
Terex Corp.	370	8,288
Timken Co.	268	7,115
Titan International, Inc.	157	471
Toro Co.	196	14,606
TriMas Corp. (a)	115	1,988
Trinity Industries, Inc.	481	10,303
Valmont Industries, Inc.	73	7,781
Wabash National Corp. (a)	181	2,002
WABCO Holdings, Inc. (a)	179	16,047
Wabtec Corp.	282	18,034
Watts Water Technologies, Inc., Class A	113	5,567
Woodward, Inc.	227	10,485
Xylem, Inc.	600	21,570

		409,287
Marine — 0.1%
Kirby Corp. (a)	186	9,421
Matson, Inc.	101	4,081
Scorpio Bulkers, Inc. (a)	81	266

		13,768
Media — 2.3%
AMC Entertainment Holdings, Inc., Class A	57	1,243
AMC Networks, Inc., Class A (a)	202	14,703
Cable One, Inc.	9	3,870
Cablevision Systems Corp., New York Group, Class A	627	20,007
Carmike Cinemas, Inc. (a)	67	1,486
Cinemark Holdings, Inc.	379	11,177
Clear Channel Outdoor Holdings, Inc., Class A	173	874
DreamWorks Animation SKG, Inc., Class A (a)	293	7,512
Entravision Communications Corp., Class A	194	1,447
Eros International PLC (a)	68	598
EW Scripps Co.	151	2,866
Gannett Co., Inc.	421	6,248
Graham Holdings Co., Class B	12	5,816
Gray Television, Inc. (a)	159	2,091
IMAX Corp. (a)	194	6,026
Interpublic Group of Cos., Inc.	1,312	29,441
John Wiley & Sons, Inc., Class A	168	7,022
Liberty Broadband Corp., Class A (a)	69	3,284
Liberty Broadband Corp., Class C (a)	269	12,643
Lions Gate Entertainment Corp.	282	7,374
Live Nation Entertainment, Inc. (a)	510	11,577
The Madison Square Garden Co., Class A (a)	70	10,786
MDC Partners, Inc., Class A	117	2,286
Media General, Inc. (a)	249	4,044
Meredith Corp.	131	5,543
Morningstar, Inc.	41	3,297
MSG Networks, Inc., Class A (a)	277	4,845
National CineMedia, Inc.	159	2,487
New Media Investment Group, Inc.	125	2,165
New York Times Co., Class A	518	6,848
Nexstar Broadcasting Group, Inc., Class A	113	5,109
Regal Entertainment Group, Class A (b)	289	4,985
Rentrak Corp. (a)	34	1,512
Scholastic Corp.	65	2,231
Sinclair Broadcast Group, Inc., Class A	222	7,326
Starz, Class A (a)	281	7,989
TEGNA, Inc.	732	17,575
Time, Inc.	496	7,440

Common Stocks	Shares	Value
Media (continued)
Tribune Media Co., Class A	303	$9,984
Tribune Publishing Co.	123	1,149
World Wrestling Entertainment, Inc. (b)	77	1,378

		266,284
Metals & Mining — 0.8%
AK Steel Holding Corp. (a)(b)	509	1,038
Allegheny Technologies, Inc.	481	4,512
Carpenter Technology Corp.	194	5,385
Century Aluminum Co. (a)	241	1,138
Cliffs Natural Resources, Inc. (a)(b)	463	745
Coeur Mining, Inc. (a)	383	846
Commercial Metals Co.	441	6,139
Compass Minerals International, Inc.	102	7,635
Ferroglobe PLC	161	1,369
Haynes International, Inc.	36	1,152
Hecla Mining Co.	912	1,696
Horsehead Holding Corp. (a)(b)	168	43
Kaiser Aluminum Corp.	63	4,898
Materion Corp.	54	1,323
Reliance Steel & Aluminum Co.	256	14,577
Royal Gold, Inc.	236	7,030
Schnitzer Steel Industries, Inc., Class A	94	1,264
Steel Dynamics, Inc.	872	16,001
Stillwater Mining Co. (a)	303	1,985
SunCoke Energy, Inc.	171	646
Tahoe Resources, Inc.	669	5,185
TimkenSteel Corp.	108	973
U.S. Silica Holdings, Inc.	132	2,462
United States Steel Corp. (b)	356	2,492
Worthington Industries, Inc.	185	5,659

		96,193
Multi-Utilities — 1.3%
Alliant Energy Corp.	365	23,849
Avista Corp.	251	9,295
Black Hills Corp.	166	8,181
CMS Energy Corp.	799	31,065
MDU Resources Group, Inc.	756	12,761
NorthWestern Corp.	154	8,599
SCANA Corp.	431	27,131
TECO Energy, Inc.	752	20,394
Vectren Corp.	307	12,845

		154,120
Multiline Retail — 0.3%
Big Lots, Inc.	126	4,886
Burlington Stores, Inc. (a)	246	13,218
Dillard’s, Inc., Class A	83	5,844
Fred’s, Inc., Class A	105	1,732
JC Penney Co., Inc. (a)	1,002	7,275
Sears Holdings Corp. (a)(b)	59	1,000
Tuesday Morning Corp. (a)	157	874

		34,829
Office Electronics — 0.1%
Zebra Technologies Corp., Class A (a)	179	10,812
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	204	5,535
Oil, Gas & Consumable Fuels — 1.8%
Alon USA Energy, Inc.	83	1,044
Bill Barrett Corp. (a)	426	1,576
Bonanza Creek Energy, Inc. (a)	184	524
California Resources Corp.	822	1,176
Callon Petroleum Co. (a)	185	1,267
Clayton Williams Energy, Inc. (a)	34	584
Clean Energy Fuels Corp. (a)(b)	280	750

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	55

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cobalt International Energy, Inc. (a)	1,437	$5,446
CONSOL Energy, Inc. (b)	919	7,297
CVR Energy, Inc.	45	1,576
Delek U.S. Holdings, Inc.	208	3,540
Denbury Resources, Inc.	921	1,437
DHT Holdings, Inc.	259	1,497
Diamondback Energy, Inc. (a)	219	16,546
Dorian LPG Ltd. (a)	108	1,143
Energen Corp.	266	9,382
Frontline Ltd.	671	1,463
GasLog Ltd.	272	2,032
Golar LNG Ltd.	296	5,512
Green Plains, Inc.	97	1,838
Gulfport Energy Corp. (a)	393	11,613
Halcon Resources Corp. (a)	306	168
Kosmos Energy Ltd. (a)	408	1,865
Laredo Petroleum, Inc. (a)	320	2,483
Matador Resources Co. (a)	183	2,934
Memorial Resource Development Corp. (a)	346	5,505
Murphy USA, Inc. (a)	167	9,661
Newfield Exploration Co. (a)	518	15,058
Nordic American Tankers Ltd. (b)	353	4,487
Northern Oil and Gas, Inc. (a)	277	914
Oasis Petroleum, Inc. (a)	344	1,840
Panhandle Oil and Gas, Inc.	79	1,140
Par Pacific Holdings, Inc. (a)	71	1,698
Parsley Energy, Inc., Class A (a)	213	4,102
PBF Energy, Inc., Class A	316	11,057
PDC Energy, Inc. (a)	99	5,630
Peabody Energy Corp.	81	361
QEP Resources, Inc.	637	8,166
Renewable Energy Group, Inc. (a)	152	1,053
REX American Resources Corp. (a)	29	1,550
RSP Permian, Inc. (a)	213	5,016
Scorpio Tankers, Inc.	661	4,032
SemGroup Corp., Class A	184	4,074
Ship Finance International Ltd.	252	3,374
SM Energy Co.	233	3,257
Stone Energy Corp. (a)	245	755
Synergy Resources Corp. (a)	271	1,718
Targa Resources Corp.	213	4,786
Teekay Corp.	185	1,267
Teekay Tankers Ltd., Class A	233	1,065
Ultra Petroleum Corp. (a)	393	888
Western Refining, Inc.	166	5,461
Whiting Petroleum Corp. (a)	741	5,446
World Fuel Services Corp.	252	9,816
WPX Energy, Inc. (a)	871	4,721

		212,591
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	100	2,066
Clearwater Paper Corp. (a)	48	1,880
Deltic Timber Corp.	31	1,703
Domtar Corp.	216	6,966
KapStone Paper and Packaging Corp.	301	4,449
Louisiana-Pacific Corp. (a)	481	7,561
Neenah Paper, Inc.	42	2,538
PH Glatfelter Co.	116	1,712
Schweitzer-Mauduit International, Inc.	131	5,502

		34,377
Personal Products — 0.5%
Avon Products, Inc.	1,771	6,004
Coty, Inc., Class A (b)	276	6,792
Edgewell Personal Care Co.	198	14,654
Herbalife Ltd. (a)	238	10,998

Common Stocks	Shares	Value
Personal Products (continued)
Inter Parfums, Inc.	54	$1,450
Medifast, Inc.	99	2,874
Natural Health Trends Corp.	43	858
Nu Skin Enterprises, Inc., Class A	200	6,330
Prestige Brands Holdings, Inc. (a)	187	8,729
Revlon, Inc., Class A (a)	42	1,249
USANA Health Sciences, Inc. (a)	14	1,776

		61,714
Pharmaceuticals — 0.7%
Aerie Pharmaceuticals, Inc. (a)	89	1,472
Akorn, Inc. (a)	283	7,355
Amphastar Pharmaceuticals, Inc. (a)	99	1,193
ANI Pharmaceuticals, Inc. (a)	27	864
Aratana Therapeutics, Inc. (a)	86	290
BioDelivery Sciences International, Inc. (a)	205	830
Catalent, Inc. (a)	311	7,318
Cempra, Inc. (a)	81	1,396
Corcept Therapeutics, Inc. (a)	278	1,015
Dermira, Inc. (a)	60	1,680
Impax Laboratories, Inc. (a)	256	9,592
Innoviva, Inc.	222	2,224
Intersect ENT, Inc. (a)	53	945
Intra-Cellular Therapies, Inc. (a)	101	3,745
Lannett Co., Inc. (a)	64	1,633
Medicines Co. (a)	233	8,053
Nektar Therapeutics (a)	558	7,611
Omeros Corp. (a)(b)	115	1,241
Pacira Pharmaceuticals, Inc. (a)	138	8,200
Phibro Animal Health Corp., Class A	47	1,577
Relypsa, Inc. (a)	86	1,620
Revance Therapeutics, Inc. (a)	52	1,078
Sagent Pharmaceuticals, Inc. (a)	77	1,163
Sciclone Pharmaceuticals, Inc. (a)	182	1,454
Sucampo Pharmaceuticals, Inc., Class A (a)	66	835
Supernus Pharmaceuticals, Inc. (a)	94	1,066
Teligent, Inc. (a)	180	1,292
TherapeuticsMD, Inc. (a)	336	2,402
Theravance Biopharma, Inc. (a)	194	3,186
XenoPort, Inc. (a)	230	1,143
Zogenix, Inc. (a)	75	711

		84,184
Producer Durables: Miscellaneous — 0.2%
Actua Corp. (a)	118	1,116
PROS Holdings, Inc. (a)	73	897
QLIK Technologies, Inc. (a)	329	8,238
Ultimate Software Group, Inc. (a)	95	16,685

		26,936
Professional Services — 1.3%
Acacia Research Corp.	169	632
Advisory Board Co. (a)	147	6,728
CBIZ, Inc. (a)	156	1,576
CEB, Inc.	118	6,960
CoStar Group, Inc. (a)	106	18,589
Dun & Bradstreet Corp.	126	12,401
Exponent, Inc.	66	3,386
FTI Consulting, Inc. (a)	163	5,524
GP Strategies Corp. (a)	59	1,427
Heidrick & Struggles International, Inc.	75	1,977
Huron Consulting Group, Inc. (a)	95	5,330
ICF International, Inc. (a)	55	1,882
Insperity, Inc.	48	2,157
Kelly Services, Inc., Class A	107	1,774
Kforce, Inc.	69	1,539
Korn/Ferry International	178	5,484

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Professional Services (continued)
ManpowerGroup, Inc.	254	$19,393
Mistras Group, Inc. (a)	130	2,937
Navigant Consulting, Inc. (a)	131	2,068
On Assignment, Inc. (a)	171	6,609
Paylocity Holding Corp. (a)	43	1,338
Resources Connection, Inc.	115	1,738
Robert Half International, Inc.	446	19,521
RPX Corp. (a)	149	1,725
TransUnion (a)	140	3,464
TriNet Group, Inc. (a)	101	1,495
TrueBlue, Inc. (a)	106	2,421
WageWorks, Inc. (a)	143	6,398

		146,473
Real Estate Investment Trusts (REITs) — 10.0%
Acadia Realty Trust	230	7,843
AG Mortgage Investment Trust, Inc.	90	1,056
Agree Realty Corp.	74	2,732
Alexander’s, Inc.	11	4,015
Alexandria Real Estate Equities, Inc.	219	17,340
American Assets Trust, Inc.	89	3,328
American Campus Communities, Inc.	360	15,192
American Capital Mortgage Investment Corp.	141	1,837
American Homes 4 Rent, Class A	497	7,450
American Residential Properties, Inc.	139	2,355
Anworth Mortgage Asset Corp.	366	1,559
Apartment Investment & Management Co., Class A	519	20,319
Apollo Commercial Real Estate Finance, Inc.	155	2,465
Apollo Residential Mortgage, Inc.	119	1,291
Apple Hospitality REIT, Inc.	632	11,559
Ares Commercial Real Estate Corp.	134	1,428
Armada Hoffler Properties, Inc.	169	1,820
ARMOUR Residential REIT, Inc.	127	2,475
Ashford Hospitality Prime, Inc.	154	1,692
Ashford Hospitality Trust, Inc.	266	1,479
Bluerock Residential Growth REIT, Inc.	147	1,523
Brandywine Realty Trust	722	9,263
Brixmor Property Group, Inc.	543	14,455
Camden Property Trust	256	19,533
Campus Crest Communities, Inc. (a)	312	2,159
Capstead Mortgage Corp.	207	1,933
Catchmark Timber Trust, Inc.	194	2,113
CBL & Associates Properties, Inc.	608	6,536
Cedar Realty Trust, Inc.	335	2,365
Chatham Lodging Trust	110	2,075
Chesapeake Lodging Trust	273	6,858
Chimera Investment Corp.	573	7,099
Colony Capital, Inc., Class A	365	6,289
Colony Starwood Homes	136	2,927
Columbia Property Trust, Inc.	432	9,621
Communications Sales & Leasing, Inc.	498	9,567
CorEnergy Infrastructure Trust, Inc.	53	837
Coresite Realty Corp.	93	5,965
Corporate Office Properties Trust	421	9,388
Corrections Corp. of America	444	12,792
Cousins Properties, Inc.	1,010	8,706
CubeSmart	476	14,894
CyrusOne, Inc.	237	8,733
CYS Investments, Inc.	632	4,354
DCT Industrial Trust, Inc.	266	9,520
DDR Corp.	1,045	17,880
DiamondRock Hospitality Co.	740	6,142
Douglas Emmett, Inc.	477	14,110
Duke Realty Corp.	1,153	23,210
DuPont Fabros Technology, Inc.	148	4,909
Dynex Capital, Inc.	936	5,616
EastGroup Properties, Inc.	105	5,606

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	137	$5,354
Empire State Realty Trust, Inc., Class A	400	6,620
EPR Properties	160	9,592
Equity Commonwealth (a)	550	14,790
Equity Lifestyle Properties, Inc.	258	17,007
Equity One, Inc.	166	4,602
Extra Space Storage, Inc.	351	31,832
Federal Realty Investment Trust	198	29,864
FelCor Lodging Trust, Inc.	400	2,784
First Industrial Realty Trust, Inc.	410	8,442
First Potomac Realty Trust	220	2,154
Forest City Realty Trust, Inc., Class A (a)	770	15,169
Franklin Street Properties Corp.	281	2,743
Gaming and Leisure Properties, Inc.	383	9,989
Geo Group, Inc.	254	7,513
Getty Realty Corp.	133	2,378
Gladstone Commercial Corp.	145	2,074
Gramercy Property Trust	1,534	11,214
Hatteras Financial Corp.	361	4,426
Healthcare Realty Trust, Inc.	317	9,206
Healthcare Trust of America, Inc., Class A	397	11,132
Hersha Hospitality Trust	142	2,495
Highwoods Properties, Inc.	211	8,923
Hospitality Properties Trust	487	11,488
Hudson Pacific Properties, Inc.	293	7,445
InfraREIT, Inc.	64	1,237
Inland Real Estate Corp.	274	2,935
Invesco Mortgage Capital, Inc.	293	3,317
Investors Real Estate Trust	425	2,771
iStar, Inc. (a)	268	2,798
Kilroy Realty Corp.	301	16,817
Kite Realty Group Trust	348	9,222
Lamar Advertising Co., Class A	276	15,486
LaSalle Hotel Properties	358	7,933
Lexington Realty Trust	812	5,952
Liberty Property Trust	495	14,513
LTC Properties, Inc.	136	6,056
Mack-Cali Realty Corp.	227	4,719
Medical Properties Trust, Inc.	725	7,975
MFA Financial, Inc.	773	4,909
Mid-America Apartment Communities, Inc.	222	20,828
Monmouth Real Estate Investment Corp., Class A	230	2,364
Monogram Residential Trust, Inc.	452	3,941
National Health Investors, Inc.	118	7,160
National Retail Properties, Inc.	395	16,961
National Storage Affiliates Trust	122	2,122
New Residential Investment Corp.	521	5,934
New Senior Investment Group, Inc.	257	2,362
New York Mortgage Trust, Inc.	268	1,297
New York REIT, Inc.	448	4,605
NorthStar Realty Europe Corp.	144	1,359
NorthStar Realty Finance Corp.	611	7,253
Omega Healthcare Investors, Inc.	551	17,472
One Liberty Properties, Inc.	80	1,658
Outfront Media, Inc.	529	11,506
Paramount Group, Inc.	736	12,070
Parkway Properties, Inc.	235	3,165
Pebblebrook Hotel Trust	261	6,374
Pennsylvania Real Estate Investment Trust	195	3,818
Physicians Realty Trust	208	3,551
Piedmont Office Realty Trust, Inc., Class A	471	8,718
Plum Creek Timber Co., Inc.	548	22,200
Post Properties, Inc.	122	6,989
Potlatch Corp.	111	3,201
PS Business Parks, Inc.	45	3,896
QTS Realty Trust, Inc., Class A	70	3,234
RAIT Financial Trust	369	945

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	57

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ramco-Gershenson Properties Trust	234	$3,999
Rayonier, Inc.	494	10,418
Redwood Trust, Inc.	220	2,369
Regency Centers Corp.	294	21,283
Resource Capital Corp.	149	1,553
Retail Opportunity Investments Corp.	392	7,248
Retail Properties of America, Inc., Class A	992	15,386
Rexford Industrial Realty, Inc.	201	3,274
RLJ Lodging Trust	467	8,541
Rouse Properties, Inc.	126	2,205
Sabra Health Care REIT, Inc.	166	3,048
Saul Centers, Inc.	32	1,628
Select Income REIT	170	3,213
Senior Housing Properties Trust	762	11,034
Silver Bay Realty Trust Corp.	161	2,248
Sovran Self Storage, Inc.	99	11,155
Spirit Realty Capital, Inc.	1,572	16,475
STAG Industrial, Inc.	187	3,166
Starwood Property Trust, Inc.	652	12,414
STORE Capital Corp.	98	2,429
Summit Hotel Properties, Inc.	249	2,527
Sun Communities, Inc.	104	6,925
Sunstone Hotel Investors, Inc.	773	9,187
Tanger Factory Outlet Centers, Inc.	220	7,038
Taubman Centers, Inc.	201	14,279
Terreno Realty Corp.	152	3,417
Two Harbors Investment Corp.	915	6,954
United Development Funding IV (b)	124	1,249
Urban Edge Properties	317	7,703
Washington Real Estate Investment Trust	318	8,023
Weingarten Realty Investors	421	14,689
Western Asset Mortgage Capital Corp.	119	1,167
Whitestone REIT	155	1,708
WP Carey, Inc.	326	18,990
WP GLIMCHER, Inc.	868	7,881
Xenia Hotels & Resorts, Inc.	477	6,979

		1,158,874
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	222	6,727
Altisource Portfolio Solutions SA (a)	48	1,387
Altisource Residential Corp.	184	1,831
CareTrust REIT, Inc.	140	1,436
Forestar Group, Inc. (a)	113	1,026
Howard Hughes Corp. (a)	141	13,399
Jones Lang LaSalle, Inc.	138	19,419
Kennedy-Wilson Holdings, Inc.	357	7,240
RE/MAX Holdings, Inc., Class A	39	1,358
Realogy Holdings Corp. (a)	513	16,827
RMR Group, Inc., Class A (a)	19	396
Tejon Ranch Co. (a)	61	1,193

		72,239
Road & Rail — 0.7%
AMERCO, Inc.	22	8,066
ArcBest Corp.	71	1,458
Avis Budget Group, Inc. (a)	364	9,562
Celadon Group, Inc.	76	603
Genesee & Wyoming, Inc., Class A (a)	165	8,181
Heartland Express, Inc.	121	2,075
Knight Transportation, Inc.	223	5,457
Landstar System, Inc.	134	7,693
Marten Transport Ltd.	80	1,342
Old Dominion Freight Line, Inc. (a)	220	12,063
Roadrunner Transportation Systems, Inc. (a)	76	602
Ryder System, Inc.	180	9,571
Saia, Inc. (a)	64	1,369

Common Stocks	Shares	Value
Road & Rail (continued)
Swift Transportation Co. (a)	332	$5,415
Werner Enterprises, Inc.	103	2,487
YRC Worldwide, Inc. (a)	91	941

		76,885
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Energy Industries, Inc. (a)	99	2,780
Advanced Micro Devices, Inc. (a)	1,654	3,639
Ambarella, Inc. (a)	74	2,936
Amkor Technology, Inc. (a)	337	2,069
Applied Micro Circuits Corp. (a)	240	1,334
Atmel Corp.	1,355	10,921
Axcelis Technologies, Inc. (a)	467	1,224
Brooks Automation, Inc.	178	1,696
Cabot Microelectronics Corp. (a)	59	2,398
Cavium, Inc. (a)	183	10,572
CEVA, Inc. (a)	83	1,921
Cirrus Logic, Inc. (a)	211	7,326
Cohu, Inc.	281	3,403
Cree, Inc. (a)	356	9,979
Cypress Semiconductor Corp. (a)	1,094	8,599
Diodes, Inc. (a)	96	1,836
Entegris, Inc. (a)	519	6,052
Fairchild Semiconductor International, Inc. (a)	387	7,930
First Solar, Inc. (a)	248	17,028
FormFactor, Inc. (a)	216	1,795
Inphi Corp. (a)	98	2,719
Integrated Device Technology, Inc. (a)	458	11,670
Intersil Corp., Class A	495	6,435
Lattice Semiconductor Corp. (a)	362	1,759
MA-COM Technology Solutions Holdings, Inc. (a)	59	2,271
Marvell Technology Group Ltd.	1,511	13,372
MaxLinear, Inc., Class A (a)	146	2,245
Microsemi Corp. (a)	336	10,651
MKS Instruments, Inc.	215	7,620
Monolithic Power Systems, Inc.	128	8,009
Nanometrics, Inc. (a)	104	1,469
ON Semiconductor Corp. (a)	1,435	12,284
PDF Solutions, Inc. (a)	110	1,191
Photronics, Inc. (a)	189	2,257
Power Integrations, Inc.	116	5,467
Rambus, Inc. (a)	476	5,826
Rudolph Technologies, Inc. (a)	114	1,460
Semtech Corp. (a)	287	5,769
Sigma Designs, Inc. (a)	147	975
Silicon Laboratories, Inc. (a)	146	6,658
SunEdison, Inc. (a)(b)	656	2,053
SunPower Corp. (a)	213	5,419
Teradyne, Inc.	709	13,776
Tessera Technologies, Inc.	196	5,649
Ultratech, Inc. (a)	90	1,815
Veeco Instruments, Inc. (a)	106	1,976
Xcerra Corp. (a)	237	1,299

		247,532
Software — 3.9%
ACI Worldwide, Inc. (a)	414	7,411
Allscripts Healthcare Solutions, Inc. (a)	642	8,847
ANSYS, Inc. (a)	295	26,016
Aspen Technology, Inc. (a)	291	9,440
AVG Technologies NV (a)	102	1,925
Blackbaud, Inc.	166	10,206
Bottomline Technologies, Inc. (a)	108	3,113
BroadSoft, Inc. (a)	74	2,532
Cadence Design Systems, Inc. (a)	968	18,934
Callidus Software, Inc. (a)	146	2,253
CommVault Systems, Inc. (a)	175	6,566

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Software (continued)
Ebix, Inc.	67	$2,286
Ellie Mae, Inc. (a)	101	7,053
EPIQ Systems, Inc.	108	1,352
ePlus, Inc. (a)	20	1,894
FactSet Research Systems, Inc.	134	20,194
Fair Isaac Corp.	99	9,461
FireEye, Inc. (a)	488	6,876
FleetMatics Group PLC (a)	128	5,556
Fortinet, Inc. (a)	481	13,535
Gigamon, Inc. (a)	72	1,883
Globant SA (a)	51	1,551
Glu Mobile, Inc. (a)	335	740
Guidewire Software, Inc. (a)	237	13,045
HubSpot, Inc. (a)	50	2,030
Imperva, Inc. (a)	94	4,847
Infoblox, Inc. (a)	142	2,292
Interactive Intelligence Group, Inc. (a)	49	1,170
King Digital Entertainment PLC	301	5,397
Manhattan Associates, Inc. (a)	234	13,490
Mentor Graphics Corp.	394	6,848
MicroStrategy, Inc., Class A (a)	35	6,038
Monotype Imaging Holdings, Inc.	106	2,644
Netscout Systems, Inc. (a)	324	6,982
NetSuite, Inc. (a)	146	10,128
Nuance Communications, Inc. (a)	869	15,320
Paycom Software, Inc. (a)	78	2,352
Pegasystems, Inc.	92	2,162
Progress Software Corp. (a)	126	3,262
Proofpoint, Inc. (a)	137	6,899
PTC, Inc. (a)	415	12,288
Qualys, Inc. (a)	63	1,637
RealPage, Inc. (a)	138	2,662
Rovi Corp. (a)	231	4,495
Rubicon Project, Inc. (a)	98	1,322
Silver Spring Networks, Inc. (a)	112	1,282
SolarWinds, Inc. (a)	211	12,649
Solera Holdings, Inc.	214	11,612
Splunk, Inc. (a)	425	19,673
SS&C Technologies Holdings, Inc.	267	17,165
Synchronoss Technologies, Inc. (a)	158	4,841
Synopsys, Inc. (a)	510	21,879
Tableau Software, Inc., Class A (a)	164	13,159
Take-Two Interactive Software, Inc. (a)	290	10,063
Tangoe, Inc. (a)	377	3,156
TiVo, Inc. (a)	256	2,043
Tyler Technologies, Inc. (a)	104	16,334
VASCO Data Security International, Inc. (a)	78	1,209
Verint Systems, Inc. (a)	219	8,018
Xura, Inc. (a)	143	3,069
Zendesk, Inc. (a)	140	3,081
Zix Corp. (a)	530	2,380
Zynga, Inc., Class A (a)	3,117	7,668

		456,215
Specialty Retail — 2.8%
Aaron’s, Inc.	233	5,331
Abercrombie & Fitch Co., Class A	255	6,691
America’s Car-Mart, Inc. (a)	33	774
American Eagle Outfitters, Inc.	605	8,857
Asbury Automotive Group, Inc. (a)	92	4,331
Ascena Retail Group, Inc. (a)	664	4,900
AutoNation, Inc. (a)	236	10,207
Barnes & Noble Education, Inc. (a)	116	1,278
Barnes & Noble, Inc.	130	1,140
Boot Barn Holdings, Inc. (a)	58	353
Buckle, Inc.	68	1,933
Cabela’s, Inc. (a)	168	7,068

Common Stocks	Shares	Value
Specialty Retail (continued)
Caleres, Inc.	188	$5,053
Cato Corp., Class A	66	2,662
Chico’s FAS, Inc.	542	5,631
Children’s Place Retail Stores, Inc.	51	3,320
Citi Trends, Inc.	66	1,364
Conn’s, Inc. (a)	68	838
CST Brands, Inc.	281	10,886
Dick’s Sporting Goods, Inc.	310	12,115
DSW, Inc., Class A	267	6,411
Express, Inc. (a)	310	5,258
Finish Line, Inc., Class A	115	2,178
Five Below, Inc. (a)	223	7,856
Foot Locker, Inc.	444	29,997
Francesca’s Holdings Corp. (a)	124	2,261
GameStop Corp., Class A	349	9,147
Genesco, Inc. (a)	59	3,902
GNC Holdings, Inc., Class A	287	8,039
Group 1 Automotive, Inc.	88	4,721
Guess?, Inc.	154	2,855
Haverty Furniture Cos., Inc.	67	1,270
Hibbett Sports, Inc. (a)	61	1,962
Kate Spade & Co. (a)	457	8,139
Kirkland’s, Inc.	57	674
Lithia Motors, Inc., Class A	69	5,283
Lumber Liquidators Holdings, Inc. (a)	112	1,446
MarineMax, Inc. (a)	90	1,522
Mattress Firm Holding Corp. (a)	49	1,788
Michaels Cos., Inc. (a)	252	5,494
Monro Muffler Brake, Inc.	110	7,232
Office Depot, Inc. (a)	1,901	9,790
Party City Holdco, Inc. (a)	79	761
Penske Automotive Group, Inc.	173	5,427
Pep Boys-Manny Moe & Jack (a)	146	2,700
Pier 1 Imports, Inc.	222	892
Rent-A-Center, Inc.	125	1,703
Restoration Hardware Holdings, Inc. (a)	105	6,470
Sally Beauty Holdings, Inc. (a)	538	14,827
Select Comfort Corp. (a)	128	2,696
Shoe Carnival, Inc.	55	1,275
Sonic Automotive, Inc., Class A	85	1,455
Stage Stores, Inc.	90	747
Stein Mart, Inc.	146	1,075
Tailored Brands, Inc.	115	1,577
Tile Shop Holdings, Inc. (a)	111	1,677
Ulta Salon Cosmetics & Fragrance, Inc. (a)	203	36,778
Urban Outfitters, Inc. (a)	372	8,511
Vitamin Shoppe, Inc. (a)	73	2,221
Williams-Sonoma, Inc.	298	15,395
Zumiez, Inc. (a)	66	1,195

		329,339
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp. (a)(b)	276	2,211
Cray, Inc. (a)	163	6,420
Diebold, Inc.	233	6,459
Electronics for Imaging, Inc. (a)	171	7,076
Immersion Corp. (a)	119	1,009
Lexmark International, Inc., Class A	215	6,065
NCR Corp. (a)	571	12,185
Nimble Storage, Inc. (a)	128	841
QLogic Corp. (a)	230	2,949
Stratasys Ltd. (a)	130	2,119
Super Micro Computer, Inc. (a)	91	2,710
Synaptics, Inc. (a)	115	8,431

		58,475

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	59

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	177	$17,208
Columbia Sportswear Co.	117	6,456
Crocs, Inc. (a)	195	1,796
Culp, Inc.	49	1,241
Deckers Outdoor Corp. (a)	123	6,084
Fossil Group, Inc. (a)	168	5,477
G-III Apparel Group Ltd. (a)	151	7,453
Iconix Brand Group, Inc. (a)	128	850
lululemon athletica, Inc. (a)	371	23,028
Movado Group, Inc.	63	1,619
Oxford Industries, Inc.	35	2,445
Sequential Brands Group, Inc. (a)	94	605
Skechers U.S.A., Inc., Class A (a)	379	10,684
Steven Madden Ltd. (a)	221	7,136
Tumi Holdings, Inc. (a)	147	2,542
Unifi, Inc. (a)	48	1,146
Wolverine World Wide, Inc.	416	7,034

		102,804
Thrifts & Mortgage Finance — 1.0%
Astoria Financial Corp.	216	3,268
Bank of California, Inc.	121	1,827
Bank Mutual Corp.	207	1,631
Beneficial Bancorp, Inc. (a)	211	2,733
Berkshire Hills Bancorp, Inc.	78	2,167
BofI Holding, Inc. (a)	136	2,334
Brookline Bancorp, Inc.	184	2,053
Capitol Federal Financial, Inc.	575	7,055
Clifton Bancorp, Inc.	109	1,573
Dime Community Bancshares, Inc.	89	1,530
Essent Group Ltd. (a)	140	2,516
EverBank Financial Corp.	385	5,417
Federal Agricultural Mortgage Corp., Class C	105	3,424
First Defiance Financial Corp.	41	1,596
Flagstar Bancorp, Inc. (a)	76	1,417
Flushing Financial Corp.	81	1,782
HomeStreet, Inc. (a)	70	1,434
Kearny Financial Corp.	238	2,877
Ladder Capital Corp.	140	1,540
LendingTree, Inc. (a)	16	1,179
Meridian Bancorp, Inc.	149	2,093
Meta Financial Group, Inc.	31	1,344
MGIC Investment Corp. (a)	1,163	7,699
Nationstar Mortgage Holdings, Inc. (a)	106	1,071
NMI Holdings, Inc., Class A (a)	231	1,213
Northfield Bancorp, Inc.	132	2,043
Northwest Bancshares, Inc.	423	5,317
Ocwen Financial Corp. (a)	300	1,623
Oritani Financial Corp.	116	1,940
People’s United Financial, Inc.	986	14,169
Provident Financial Services, Inc.	280	5,499
Radian Group, Inc.	675	6,791
TFS Financial Corp.	168	2,932
TrustCo Bank Corp. NY	284	1,562
United Financial Bancorp, Inc.	141	1,593
Walker & Dunlop, Inc. (a)	71	1,701
Washington Federal, Inc.	312	6,661
Waterstone Financial, Inc.	116	1,607
WSFS Financial Corp.	137	3,981

		120,192
Tobacco — 0.1%
Universal Corp.	57	3,119
Vector Group Ltd.	287	6,693

		9,812

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.8%
Aceto Corp.	75	$1,714
Air Lease Corp.	375	9,660
Aircastle Ltd.	244	4,190
Applied Industrial Technologies, Inc.	159	6,112
Beacon Roofing Supply, Inc. (a)	176	7,128
DXP Enterprises, Inc. (a)	49	768
GATX Corp.	136	5,573
H&E Equipment Services, Inc.	87	1,014
HD Supply Holdings, Inc. (a)	579	15,210
Kaman Corp.	67	2,669
MRC Global, Inc. (a)	424	4,261
MSC Industrial Direct Co., Inc., Class A	178	11,536
NOW, Inc. (a)	460	6,238
Rush Enterprises, Inc., Class A (a)	96	1,834
TAL International Group, Inc. (a)	88	993
Textainer Group Holdings Ltd.	78	831
Univar, Inc. (a)	193	2,453
Watsco, Inc.	78	9,064
WESCO International, Inc. (a)	167	6,743

		97,991
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	216	14,485
Wesco Aircraft Holdings, Inc. (a)	162	1,829

		16,314
Water Utilities — 0.6%
American States Water Co.	137	6,220
American Water Works Co., Inc.	512	33,234
Aqua America, Inc.	557	17,562
California Water Service Group	122	3,061
Connecticut Water Service, Inc.	43	1,846
Middlesex Water Co.	65	1,885
SJW Corp.	51	1,663

		65,471
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	163	994
RingCentral, Inc., Class A (a)	141	3,077
Shenandoah Telecommunications Co.	122	2,803
Spok Holdings, Inc.	91	1,639
Telephone & Data Systems, Inc.	389	9,021
United States Cellular Corp. (a)	40	1,506

		19,040
Total Long-Term Investments (Cost — $13,078,019) — 96.7%		11,265,452

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$83	83,210

	Shares
BlackRock Premier Government Institutional Fund, 0.20% (c)(d)	323,400	323,400
Total Short-Term Securities (Cost — $406,610) — 3.5%		406,610
Total Investments (Cost — $13,484,629) — 100.2%		11,672,062
Liabilities in Excess of Other Assets — (0.2)%		(23,981)

Net Assets — 100.0%		$11,648,081

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	$83,210	[1]	$83,210	$2,378	[2]
BlackRock Premier Government Institutional Fund[3]	323,400	[1]	323,400	$294
[1] Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
2	Russell 2000 Mini Index	March 2016	$206,280	$(8,041)
1	S&P MidCap 400 E-Mini Index	March 2016	$131,480	(8,329)
Total				$(16,370)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	$16,370	—	—	—	$16,370

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	$(27,593)	—	—	—	$(27,593)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(16,370)	—	—	—	$(16,370)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$226,795

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	61

Schedule of Investments (concluded)	BlackRock Small/Mid Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$11,264,895	—	$557	$11,265,452
Short-Term Securities	323,400	$83,210	—	406,610

Total	$11,588,295	$83,210	$557	$11,672,062

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(16,370)	—	—	$(16,370)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$20,000	—	—	$20,000
Liabilities:
Collateral on securities loaned at value	—	$(83,210)	—	(83,210)

Total	$20,000	$(83,210)	—	$(63,210)

During the period ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Total Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
B/E Aerospace, Inc.	65	$2,629
Boeing Co.	363	43,607
Curtiss-Wright Corp.	44	3,036
Esterline Technologies Corp. (a)	43	3,385
General Dynamics Corp.	149	19,932
Hexcel Corp.	55	2,276
Honeywell International, Inc.	409	42,209
Huntington Ingalls Industries, Inc.	22	2,813
L-3 Communications Holdings, Inc.	28	3,272
Lockheed Martin Corp.	136	28,696
Moog, Inc., Class A (a)	48	2,224
Northrop Grumman Corp.	92	17,026
Orbital ATK, Inc.	32	2,887
Precision Castparts Corp.	71	16,681
Raytheon Co.	156	20,005
Rockwell Collins, Inc.	49	3,963
Sparton Corp. (a)	146	2,502
Spirit Aerosystems Holdings, Inc., Class A (a)	53	2,247
Teledyne Technologies, Inc. (a)	34	2,763
Textron, Inc.	165	5,646
TransDigm Group, Inc. (a)	22	4,944
Triumph Group, Inc.	57	1,454
United Technologies Corp.	470	41,214

		275,411
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	53	3,433
Expeditors International of Washington, Inc.	64	2,888
FedEx Corp.	153	20,330
United Parcel Service, Inc., Class B	371	34,577
XPO Logistics, Inc. (a)	59	1,348

		62,576
Airlines — 0.6%
Alaska Air Group, Inc.	44	3,098
Allegiant Travel Co.	9	1,444
American Airlines Group, Inc.	335	13,062
Copa Holdings SA, Class A	54	2,543
Delta Air Lines, Inc.	433	19,177
JetBlue Airways Corp. (a)	104	2,216
Southwest Airlines Co.	365	13,731
Spirit Airlines, Inc. (a)	42	1,756
United Continental Holdings, Inc. (a)	167	8,063

		65,090
Auto Components — 0.4%
Allison Transmission Holdings, Inc.	88	2,094
BorgWarner, Inc.	88	2,584
Cooper Tire & Rubber Co.	22	802
Dana Holding Corp.	206	2,449
Delphi Automotive PLC	161	10,455
Gentex Corp.	196	2,683
Goodyear Tire & Rubber Co.	88	2,500
Johnson Controls, Inc.	367	13,164
Lear Corp.	27	2,804
Strattec Security Corp.	49	2,351
Tenneco, Inc. (a)	78	2,980
Visteon Corp.	27	1,806

		46,672
Automobiles — 0.7%
Ford Motor Co.	2,114	25,241
General Motors Co.	869	25,757
Harley-Davidson, Inc.	97	3,880
PACCAR, Inc.	207	10,158
Tesla Motors, Inc. (a)(b)	51	9,751
Thor Industries, Inc.	74	3,880

		78,667

Common Stocks	Shares	Value
Banks — 3.6%
Associated Banc-Corp	199	$3,492
BancorpSouth, Inc.	146	3,048
Bank of America Corp.	5,486	77,572
Bank of Hawaii Corp.	58	3,476
Bank of the Ozarks, Inc.	74	3,281
BankUnited, Inc.	114	3,842
BB&T Corp.	352	11,496
Cathay General Bancorp	115	3,220
CIT Group, Inc.	105	3,082
Citizens Financial Group, Inc.	77	1,636
Comerica, Inc.	43	1,475
Commerce Bancshares, Inc.	58	2,386
Cullen/Frost Bankers, Inc.	32	1,532
East West Bancorp, Inc.	46	1,491
Fifth Third Bancorp	398	6,288
First Business Financial Services, Inc.	78	1,791
First Horizon National Corp.	277	3,526
First Niagara Financial Group, Inc.	325	3,182
First Republic Bank	32	2,176
FirstMerit Corp.	195	3,779
Huntington Bancshares, Inc.	174	1,493
Iberiabank Corp.	62	2,967
Investors Bancorp, Inc.	377	4,407
KeyCorp	440	4,910
M&T Bank Corp.	61	6,721
MB Financial, Inc.	109	3,392
PacWest Bancorp	86	3,157
PNC Financial Services Group, Inc. (c)	240	20,796
Popular, Inc.	137	3,444
PrivateBancorp, Inc.	109	4,102
Prosperity Bancshares, Inc.	81	3,434
Regions Financial Corp.	849	6,894
Signature Bank (a)	14	1,951
SunTrust Banks, Inc.	239	8,743
SVB Financial Group (a)	21	2,128
Synovus Financial Corp.	132	4,030
TCF Financial Corp.	251	3,015
Texas Capital Bancshares, Inc. (a)	55	1,964
Umpqua Holdings Corp.	250	3,620
United Bankshares, Inc.	97	3,257
US Bancorp	828	33,170
Webster Financial Corp.	105	3,483
Wells Fargo & Co.	2,393	120,200
Western Alliance Bancorp (a)	89	2,900
Wintrust Financial Corp.	71	2,988
Zions Bancorporation	77	1,746

		400,683
Beverages — 1.9%
Brown-Forman Corp., Class A	34	3,614
Brown-Forman Corp., Class B	18	1,761
Coca-Cola Co.	2,046	87,814
Coca-Cola Enterprises, Inc.	106	4,921
Constellation Brands, Inc., Class A	86	13,113
Dr Pepper Snapple Group, Inc.	100	9,384
Molson Coors Brewing Co., Class B	62	5,610
Monster Beverage Corp. (a)	80	10,803
PepsiCo, Inc.	761	75,567

		212,587
Biotechnology — 3.2%
AbbVie, Inc.	886	48,641
ACADIA Pharmaceuticals, Inc. (a)	57	1,179
Agios Pharmaceuticals, Inc. (a)	21	887
Alexion Pharmaceuticals, Inc. (a)	124	18,095
Alkermes PLC (a)	101	3,233
Alnylam Pharmaceuticals, Inc. (a)	41	2,827

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	63

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Amgen, Inc.	400	$61,092
Anacor Pharmaceuticals, Inc. (a)	21	1,578
Biogen, Inc. (a)	120	32,767
BioMarin Pharmaceutical, Inc. (a)	98	7,254
Bluebird Bio, Inc. (a)	19	786
Celgene Corp. (a)	430	43,138
Celldex Therapeutics, Inc. (a)	144	1,195
Cepheid, Inc. (a)	62	1,826
Chimerix, Inc. (a)	66	508
Clovis Oncology, Inc. (a)	24	502
Dyax Corp.	119	132
Gilead Sciences, Inc.	766	63,578
Incyte Corp. (a)	99	6,985
Intercept Pharmaceuticals, Inc. (a)	11	1,168
Intrexon Corp. (a)(b)	39	1,136
Ionis Pharmaceuticals, Inc. (a)	70	2,725
Kite Pharma, Inc. (a)	24	1,140
Medivation, Inc. (a)	86	2,812
Myriad Genetics, Inc. (a)	46	1,793
Neurocrine Biosciences, Inc. (a)	65	2,766
Novavax, Inc. (a)	222	1,143
OPKO Health, Inc. (a)(b)	177	1,423
Puma Biotechnology, Inc. (a)	25	1,043
Radius Health, Inc. (a)	20	641
Regeneron Pharmaceuticals, Inc. (a)	44	18,484
Seattle Genetics, Inc. (a)	69	2,276
Ultragenyx Pharmaceutical, Inc. (a)	24	1,348
United Therapeutics Corp. (a)	26	3,203
Vertex Pharmaceuticals, Inc. (a)	140	12,705
ZIOPHARM Oncology, Inc. (a)	114	567

		352,576
Building Products — 0.2%
Allegion PLC	53	3,210
AO Smith Corp.	29	2,026
Fortune Brands Home & Security, Inc.	58	2,818
Lennox International, Inc.	18	2,157
Masco Corp.	154	4,064
Owens Corning	59	2,725
USG Corp. (a)	72	1,288

		18,288
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	24	3,220
Ameriprise Financial, Inc.	98	8,884
Bank of New York Mellon Corp.	568	20,573
BlackRock, Inc. (c)	65	20,427
Charles Schwab Corp.	639	16,314
E*Trade Financial Corp. (a)	150	3,534
Eaton Vance Corp.	114	3,267
Federated Investors, Inc., Class B	150	3,793
Franklin Resources, Inc.	177	6,135
Goldman Sachs Group, Inc.	226	36,512
Invesco Ltd.	184	5,507
Janus Capital Group, Inc.	193	2,430
Lazard Ltd., Class A	54	1,943
Legg Mason, Inc.	56	1,715
LPL Financial Holdings, Inc. (b)	71	2,160
Morgan Stanley	845	21,868
Northern Trust Corp.	99	6,146
NorthStar Asset Management Group, Inc.	191	2,204
Raymond James Financial, Inc.	54	2,366
SEI Investments Co.	62	2,433
State Street Corp.	221	12,316
Stifel Financial Corp. (a)	71	2,376
T. Rowe Price Group, Inc.	107	7,592
TD Ameritrade Holding Corp.	124	3,420

Common Stocks	Shares	Value
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	104	$2,854
WisdomTree Investments, Inc.	82	984

		200,973
Chemicals — 2.0%
Air Products & Chemicals, Inc.	116	14,698
Airgas, Inc.	29	4,060
Albemarle Corp.	64	3,369
Ashland, Inc.	28	2,653
Axalta Coating Systems Ltd. (a)	162	3,857
Celanese Corp., Series A	63	4,011
CF Industries Holdings, Inc.	100	3,000
Dow Chemical Co.	608	25,536
E.I. du Pont de Nemours & Co.	493	26,011
Eastman Chemical Co.	62	3,795
Ecolab, Inc.	145	15,641
FMC Corp.	76	2,715
Huntsman Corp.	146	1,260
International Flavors & Fragrances, Inc.	32	3,743
KMG Chemicals, Inc.	74	1,707
LyondellBasell Industries NV, Class A	177	13,801
Monsanto Co.	233	21,110
Mosaic Co.	143	3,446
NewMarket Corp.	7	2,655
Olin Corp.	53	898
Platform Specialty Products Corp. (a)	118	900
PolyOne Corp.	110	2,977
PPG Industries, Inc.	150	14,268
Praxair, Inc.	155	15,500
RPM International, Inc.	73	2,865
Scotts Miracle-Gro Co., Class A	54	3,709
Sensient Technologies Corp.	72	4,296
Sherwin-Williams Co.	45	11,505
Valspar Corp.	42	3,290
Westlake Chemical Corp.	32	1,455
WR Grace & Co. (a)	39	3,172

		221,903
Commercial Services & Supplies — 0.5%
ADT Corp.	88	2,603
Casella Waste Systems, Inc. (a)	473	2,814
Cintas Corp.	25	2,148
Clean Harbors, Inc. (a)	38	1,684
Copart, Inc. (a)	89	2,982
Covanta Holding Corp.	156	2,206
Deluxe Corp.	35	1,957
Healthcare Services Group, Inc.	92	3,254
Iron Mountain, Inc.	67	1,845
KAR Auction Services, Inc.	61	2,039
Pitney Bowes, Inc.	134	2,624
Republic Services, Inc.	68	2,972
Rollins, Inc.	68	1,873
RR Donnelley & Sons Co.	124	1,732
Stericycle, Inc. (a)	32	3,851
Tyco International PLC	241	8,288
Waste Connections, Inc.	40	2,399
Waste Management, Inc.	217	11,490

		58,761
Communications Equipment — 1.3%
Arista Networks, Inc. (a)	26	1,561
ARRIS International PLC (a)	106	2,700
Brocade Communications Systems, Inc.	280	2,234
Ciena Corp. (a)	117	2,079
Cisco Systems, Inc.	2,698	64,185
CommScope Holding Co., Inc. (a)	63	1,413
F5 Networks, Inc. (a)	31	2,907

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
Harris Corp.	72	$6,262
Infinera Corp. (a)	127	1,946
Juniper Networks, Inc.	255	6,018
Motorola Solutions, Inc.	77	5,141
Palo Alto Networks, Inc. (a)	47	7,026
QUALCOMM, Inc.	787	35,683
ViaSat, Inc. (a)	58	3,625

		142,780
Construction & Engineering — 0.2%
AECOM (a)	105	2,881
Chicago Bridge & Iron Co. NV	77	2,989
Dycom Industries, Inc. (a)	17	1,126
EMCOR Group, Inc.	78	3,565
Fluor Corp.	73	3,277
Jacobs Engineering Group, Inc. (a)	77	3,021
KBR, Inc.	156	2,224
Quanta Services, Inc. (a)	114	2,132

		21,215
Construction Materials — 0.1%
Eagle Materials, Inc.	44	2,356
Martin Marietta Materials, Inc.	29	3,642
Vulcan Materials Co.	58	5,115

		11,113
Consumer Finance — 0.7%
Ally Financial, Inc. (a)	155	2,457
American Express Co.	450	24,075
Capital One Financial Corp.	279	18,308
Discover Financial Services	235	10,761
OneMain Holdings, Inc. (a)	43	1,136
PRA Group, Inc. (a)	54	1,607
Regional Management Corp. (a)	150	1,989
SLM Corp. (a)	421	2,694
Synchrony Financial (a)	440	12,505

		75,532
Containers & Packaging — 0.4%
Aptargroup, Inc.	59	4,301
Avery Dennison Corp.	52	3,166
Ball Corp.	87	5,814
Bemis Co., Inc.	79	3,782
Berry Plastics Group, Inc. (a)	99	3,079
Crown Holdings, Inc. (a)	60	2,753
Graphic Packaging Holding Co.	161	1,829
Owens-Illinois, Inc. (a)	154	1,993
Packaging Corp. of America	28	1,423
Sealed Air Corp.	91	3,688
Sonoco Products Co.	78	3,082
WestRock Co.	121	4,269

		39,179
Distributors — 0.1%
Genuine Parts Co.	44	3,791
LKQ Corp. (a)	112	3,069
Pool Corp.	50	4,225

		11,085
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. (a)	40	2,807
H&R Block, Inc.	120	4,086
Houghton Mifflin Harcourt Co. (a)	87	1,552
LifeLock, Inc. (a)	104	1,246
Service Corp. International	85	2,056
ServiceMaster Global Holdings, Inc. (a)	56	2,363
Sotheby’s	71	1,668

		15,778

Common Stocks	Shares	Value
Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B (a)	950	$123,282
CBOE Holdings, Inc.	57	3,797
Citigroup, Inc.	1,576	67,106
CME Group, Inc.	164	14,735
Interactive Brokers Group, Inc., Class A	68	2,194
IntercontinentalExchange Group, Inc.	59	15,564
JPMorgan Chase & Co.	1,926	114,597
Leucadia National Corp.	167	2,766
MarketAxess Holdings, Inc.	34	3,952
McGraw-Hill Financial, Inc.	149	12,668
Moody’s Corp.	84	7,488
MSCI, Inc.	46	3,167
Nasdaq, Inc.	38	2,356

		373,672
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	3,122	112,579
CenturyLink, Inc.	236	5,999
Frontier Communications Corp.	380	1,729
Hawaiian Telcom Holdco, Inc. (a)	88	2,100
Level 3 Communications, Inc. (a)	142	6,931
Lumos Networks Corp. (a)	204	2,362
Verizon Communications, Inc.	2,115	105,687
Zayo Group Holdings, Inc. (a)	111	2,777

		240,164
Electric Utilities — 1.6%
ALLETE, Inc.	67	3,544
American Electric Power Co., Inc.	205	12,499
Avangrid, Inc. (a)	86	3,307
Cleco Corp.	71	3,773
Duke Energy Corp.	329	24,774
Edison International	139	8,590
Entergy Corp.	59	4,164
Eversource Energy	121	6,510
Exelon Corp.	449	13,277
FirstEnergy Corp.	137	4,529
Great Plains Energy, Inc.	162	4,517
Hawaiian Electric Industries, Inc.	127	3,800
IDACORP, Inc.	57	3,967
ITC Holdings Corp.	110	4,389
NextEra Energy, Inc.	214	23,906
OGE Energy Corp.	105	2,754
Pepco Holdings, Inc.	74	1,974
Pinnacle West Capital Corp.	31	2,056
Portland General Electric Co.	104	4,042
PPL Corp.	291	10,202
Southern Co.	421	20,595
Westar Energy, Inc.	80	3,485
Xcel Energy, Inc.	186	7,109

		177,763
Electrical Equipment — 0.5%
Acuity Brands, Inc.	27	5,466
AMETEK, Inc.	140	6,587
Eaton Corp. PLC	266	13,436
Emerson Electric Co.	366	16,829
EnerSys	59	2,857
Hubbell, Inc.	19	1,718
Regal-Beloit Corp.	50	2,810
Rockwell Automation, Inc.	75	7,168
SolarCity Corp. (a)(b)	45	1,604

		58,475
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	185	9,170
Arrow Electronics, Inc. (a)	42	2,167
Avnet, Inc.	46	1,836

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	65

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	53	$2,264
CDW Corp.	74	2,845
Cognex Corp.	74	2,387
Corning, Inc.	680	12,655
FEI Co.	41	2,970
FLIR Systems, Inc.	135	3,947
Ingram Micro, Inc., Class A	107	3,017
IPG Photonics Corp. (a)	25	2,021
Jabil Circuit, Inc.	151	3,006
Keysight Technologies, Inc. (a)	112	2,621
National Instruments Corp.	101	2,879
Sanmina Corp. (a)	55	1,031
SYNNEX Corp.	10	840
Trimble Navigation Ltd. (a)	182	3,511
Universal Display Corp. (a)	38	1,866

		61,033
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	230	10,007
Cameron International Corp. (a)	113	7,420
Dril-Quip, Inc. (a)	58	3,401
Ensco PLC, Class A	140	1,369
Era Group, Inc. (a)	208	1,910
FMC Technologies, Inc. (a)	114	2,867
Halliburton Co.	482	15,323
Helmerich & Payne, Inc.	46	2,337
Nabors Industries Ltd.	326	2,399
National Oilwell Varco, Inc.	224	7,289
Noble Corp. PLC (b)	332	2,586
Oceaneering International, Inc.	70	2,370
Patterson-UTI Energy, Inc.	177	2,545
PHI, Inc. (a)	141	2,556
Schlumberger Ltd.	659	47,626
Seadrill Ltd. (a)(b)	323	669
Superior Energy Services, Inc.	169	1,742
Weatherford International PLC (a)	534	3,599

		118,015
Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	26	3,139
Costco Wholesale Corp.	228	34,455
CVS Health Corp.	596	57,568
Kroger Co.	518	20,104
Rite Aid Corp. (a)	421	3,280
Sprouts Farmers Market, Inc. (a)	133	3,032
Supervalu, Inc. (a)	265	1,206
Sysco Corp.	309	12,301
United Natural Foods, Inc. (a)	33	1,156
Wal-Mart Stores, Inc.	823	54,614
Walgreens Boots Alliance, Inc.	460	36,671
Whole Foods Market, Inc.	215	6,302

		233,828
Food Products — 1.7%
Archer-Daniels-Midland Co.	338	11,948
Bunge Ltd.	98	6,077
Campbell Soup Co.	73	4,118
ConAgra Foods, Inc.	248	10,327
Dean Foods Co.	98	1,958
Flowers Foods, Inc.	159	3,266
General Mills, Inc.	306	17,292
Hain Celestial Group, Inc. (a)	53	1,928
Hershey Co.	61	5,375
Hormel Foods Corp.	55	4,423
Ingredion, Inc.	37	3,727
J.M. Smucker Co.	63	8,084
Kellogg Co.	129	9,474

Common Stocks	Shares	Value
Food Products (continued)
Keurig Green Mountain, Inc.	63	$5,623
Kraft Heinz Co.	320	24,979
McCormick & Co., Inc.	51	4,486
Mead Johnson Nutrition Co.	118	8,554
Mondelez International, Inc., Class A	860	37,066
Pinnacle Foods, Inc.	61	2,616
Post Holdings, Inc. (a)	51	2,983
Seneca Foods Corp., Class A (a)	57	1,575
TreeHouse Foods, Inc. (a)	38	3,016
Tyson Foods, Inc., Class A	162	8,644
WhiteWave Foods Co. (a)	84	3,171

		190,710
Gas Utilities — 0.3%
AGL Resources, Inc.	41	2,606
Atmos Energy Corp.	35	2,423
Laclede Group, Inc.	59	3,772
National Fuel Gas Co.	45	2,040
New Jersey Resources Corp.	107	3,769
ONE Gas, Inc.	70	3,959
Piedmont Natural Gas Co., Inc.	77	4,562
Questar Corp.	93	1,896
Southwest Gas Corp.	62	3,647
UGI Corp.	55	1,870
WGL Holdings, Inc.	60	4,007

		34,551
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	785	29,712
ABIOMED, Inc. (a)	29	2,475
Alere, Inc. (a)	61	2,269
Align Technology, Inc. (a)	57	3,770
Baxter International, Inc.	253	9,260
Becton Dickinson & Co.	109	15,845
Boston Scientific Corp. (a)	771	13,516
C.R. Bard, Inc.	40	7,331
Cooper Cos., Inc.	16	2,098
CryoLife, Inc.	195	1,917
Cutera, Inc. (a)	240	2,698
Danaher Corp.	313	27,121
DENTSPLY International, Inc.	66	3,887
DexCom, Inc. (a)	43	3,065
Edwards Lifesciences Corp. (a)	121	9,463
Exactech, Inc. (a)	94	1,881
Hill-Rom Holdings, Inc.	80	3,910
Hologic, Inc. (a)	114	3,869
IDEXX Laboratories, Inc. (a)	51	3,577
Insulet Corp. (a)	75	2,489
Intuitive Surgical, Inc. (a)	20	10,817
LeMaitre Vascular, Inc.	156	2,278
Medtronic PLC	752	57,092
NuVasive, Inc. (a)	62	2,859
ResMed, Inc.	64	3,629
Sirona Dental Systems, Inc. (a)	32	3,401
St. Jude Medical, Inc.	157	8,299
STERIS PLC	78	5,401
Stryker Corp.	177	17,550
SurModics, Inc. (a)	136	2,713
Teleflex, Inc.	21	2,849
Utah Medical Products, Inc.	33	1,860
Varian Medical Systems, Inc. (a)	45	3,471
West Pharmaceutical Services, Inc.	52	2,975
Zimmer Biomet Holdings, Inc.	76	7,544

		282,891
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	32	1,953
Aetna, Inc.	188	19,146

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp.	95	$8,508
Amsurg Corp. (a)	45	3,294
Anthem, Inc.	141	18,399
Brookdale Senior Living, Inc. (a)	105	1,709
Cardinal Health, Inc.	172	13,996
Centene Corp. (a)	51	3,165
Chemed Corp.	25	3,508
Cigna Corp.	138	18,437
Community Health Systems, Inc. (a)	51	1,095
DaVita HealthCare Partners, Inc. (a)	87	5,839
Envision Healthcare Holdings, Inc. (a)	85	1,878
Express Scripts Holding Co. (a)	373	26,807
HCA Holdings, Inc. (a)	160	11,133
Health Net, Inc. (a)	39	2,583
HealthSouth Corp.	111	3,973
Henry Schein, Inc. (a)	29	4,392
Humana, Inc.	83	13,512
Laboratory Corp. of America Holdings (a)	47	5,280
LifePoint Hospitals, Inc. (a)	31	2,163
McKesson Corp.	123	19,800
MEDNAX, Inc. (a)	36	2,501
Molina Healthcare, Inc. (a)	27	1,483
Patterson Cos., Inc.	56	2,378
Quest Diagnostics, Inc.	61	4,006
Team Health Holdings, Inc. (a)	44	1,798
Tenet Healthcare Corp. (a)	54	1,464
UnitedHealth Group, Inc.	505	58,156
Universal Health Services, Inc., Class B	62	6,984
VCA, Inc. (a)	45	2,307
WellCare Health Plans, Inc. (a)	19	1,444

		273,091
Health Care Technology — 0.2%
athenahealth, Inc. (a)	22	3,119
Cerner Corp. (a)	162	9,398
IMS Health Holdings, Inc. (a)	64	1,480
Medidata Solutions, Inc. (a)	60	2,564

		16,561
Hotels, Restaurants & Leisure — 2.2%
Aramark	63	2,013
Bloomin’ Brands, Inc.	144	2,543
Boyd Gaming Corp. (a)	102	1,817
Brinker International, Inc.	48	2,387
Buffalo Wild Wings, Inc. (a)	14	2,132
Carnival Corp.	229	11,022
Cheesecake Factory, Inc.	72	3,478
Chipotle Mexican Grill, Inc. (a)	18	8,153
Cracker Barrel Old Country Store, Inc.	18	2,362
Darden Restaurants, Inc.	86	5,423
Domino’s Pizza, Inc.	21	2,393
Dunkin’ Brands Group, Inc.	44	1,732
Hilton Worldwide Holdings, Inc.	328	5,842
Jack in the Box, Inc.	34	2,640
Las Vegas Sands Corp.	223	10,057
Marcus Corp.	87	1,648
Marriott International, Inc., Class A	93	5,699
McDonald’s Corp.	507	62,756
MGM Resorts International (a)	230	4,618
Monarch Casino & Resort, Inc. (a)	94	1,946
Norwegian Cruise Line Holdings Ltd. (a)	73	3,312
Panera Bread Co., Class A (a)	13	2,522
Royal Caribbean Cruises Ltd.	82	6,721
Ryman Hospitality Properties, Inc.	81	3,803
Six Flags Entertainment Corp.	44	2,212
Starbucks Corp.	803	48,798
Starwood Hotels & Resorts Worldwide, Inc.	119	7,407

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	75	$2,762
Vail Resorts, Inc.	34	4,250
Wyndham Worldwide Corp.	48	3,115
Wynn Resorts Ltd.	39	2,626
Yum! Brands, Inc.	218	15,777

		243,966
Household Durables — 0.7%
CalAtlantic Group, Inc.	51	1,657
CSS Industries, Inc.	75	2,101
D.R. Horton, Inc.	211	5,805
Garmin Ltd.	56	1,970
GoPro, Inc., Class A (a)(b)	44	504
Harman International Industries, Inc.	40	2,976
Helen of Troy Ltd. (a)	34	3,039
Hooker Furniture Corp.	76	2,182
Jarden Corp. (a)	124	6,578
Leggett & Platt, Inc.	56	2,324
Lennar Corp., Class A	71	2,993
Lifetime Brands, Inc.	222	2,659
Mohawk Industries, Inc. (a)	37	6,157
NACCO Industries, Inc., Class A	43	2,046
Newell Rubbermaid, Inc.	163	6,321
NVR, Inc. (a)	2	3,302
PulteGroup, Inc.	164	2,749
Tempur Sealy International, Inc. (a)	38	2,293
Toll Brothers, Inc. (a)	90	2,486
TRI Pointe Homes, Inc. (a)	278	2,930
Tupperware Brands Corp.	54	2,507
Whirlpool Corp.	51	6,854

		72,433
Household Products — 1.7%
Church & Dwight Co., Inc.	58	4,872
Clorox Co.	62	8,001
Colgate-Palmolive Co.	461	31,131
Kimberly-Clark Corp.	179	22,987
Orchids Paper Products Co.	56	1,652
Procter & Gamble Co.	1,392	113,713
Spectrum Brands Holdings, Inc.	20	1,901

		184,257
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	248	2,356
Calpine Corp. (a)	202	3,093
Dynegy, Inc. (a)	123	1,456
NRG Energy, Inc.	160	1,702
NRG Yield, Inc., Class A	157	1,947

		10,554
Industrial Conglomerates — 1.9%
3M Co.	331	49,981
BWX Technologies, Inc.	147	4,401
Carlisle Cos., Inc.	29	2,427
General Electric Co.	4,863	141,513
Roper Technologies, Inc.	56	9,838

		208,160
Insurance — 2.7%
Aflac, Inc.	191	11,070
Alleghany Corp. (a)	4	1,912
Allied World Assurance Co. Holdings AG	107	3,915
Allstate Corp.	141	8,545
American Financial Group, Inc.	28	1,987
American International Group, Inc.	615	34,735
AmTrust Financial Services, Inc.	32	1,830
Aon PLC	144	12,648
Arch Capital Group Ltd. (a)	86	5,809

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	67

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Arthur J Gallagher & Co.	57	$2,146
Aspen Insurance Holdings Ltd.	77	3,581
Assurant, Inc.	25	2,033
Assured Guaranty Ltd.	154	3,662
Axis Capital Holdings Ltd.	84	4,528
Brown & Brown, Inc.	84	2,541
Chubb Ltd.	199	22,501
Cincinnati Financial Corp.	36	2,075
CNO Financial Group, Inc.	179	3,115
Endurance Specialty Holdings Ltd.	66	4,087
Everest Re Group Ltd.	31	5,547
FNF Group	144	4,663
Genworth Financial, Inc., Class A (a)	580	1,612
Hanover Insurance Group, Inc.	25	2,037
Hartford Financial Services Group, Inc.	165	6,630
Independence Holding Co.	194	2,976
Lincoln National Corp.	92	3,630
Loews Corp.	108	3,997
Markel Corp. (a)	5	4,202
Marsh & McLennan Cos., Inc.	265	14,132
MetLife, Inc.	438	19,557
Old Republic International Corp.	120	2,170
PartnerRe Ltd.	39	5,476
Principal Financial Group, Inc.	170	6,460
ProAssurance Corp.	87	4,360
Progressive Corp.	259	8,094
Prudential Financial, Inc.	240	16,819
Reinsurance Group of America, Inc.	35	2,948
RenaissanceRe Holdings Ltd.	42	4,731
StanCorp Financial Group, Inc.	30	3,440
Symetra Financial Corp.	105	3,362
Torchmark Corp.	74	4,021
Travelers Cos., Inc.	136	14,557
Unum Group	98	2,807
Validus Holdings Ltd.	90	3,982
Voya Financial, Inc.	45	1,376
W.R. Berkley Corp.	35	1,755
White Mountains Insurance Group Ltd.	6	4,279
XL Group PLC	115	4,170

		296,510
Internet & Catalog Retail — 1.7%
Amazon.com, Inc. (a)	197	115,639
Expedia, Inc.	68	6,871
Liberty Interactive Corp., Series A (a)	176	4,587
Liberty TripAdvisor Holdings, Inc., Series A (a)	68	1,518
Liberty Ventures, Series A (a)	124	4,877
Netflix, Inc. (a)	229	21,031
Priceline Group, Inc. (a)	28	29,819
TripAdvisor, Inc. (a)	57	3,805

		188,147
Internet Software & Services — 3.8%
Akamai Technologies, Inc. (a)	86	3,923
Alphabet, Inc., Class A (a)	149	113,441
Alphabet, Inc., Class C (a)	151	112,186
eBay, Inc. (a)	664	15,577
Facebook, Inc., Class A (a)	1,107	124,217
IAC/InterActiveCorp	44	2,285
j2 Global, Inc.	46	3,336
LinkedIn Corp., Class A (a)	61	12,073
Pandora Media, Inc. (a)	141	1,371
Rackspace Hosting, Inc. (a)	82	1,657
Twitter, Inc. (a)	368	6,182
VeriSign, Inc. (a)	54	4,082
Yahoo!, Inc. (a)	522	15,404
Yelp, Inc. (a)	76	1,592

Common Stocks	Shares	Value
Internet Software & Services (continued)
Zillow Group, Inc., Class A (a)	36	$780
Zillow Group, Inc., Class C (a)	72	1,476

		419,582
IT Services — 3.6%
Accenture PLC, Class A	328	34,617
Alliance Data Systems Corp. (a)	34	6,793
Amdocs Ltd.	119	6,514
Automatic Data Processing, Inc.	233	19,360
Blackhawk Network Holdings, Inc. (a)	62	2,337
Booz Allen Hamilton Holding Corp.	74	2,093
Broadridge Financial Solutions, Inc.	47	2,517
Cognizant Technology Solutions Corp., Class A (a)	332	21,019
Computer Sciences Corp.	50	1,604
CoreLogic, Inc. (a)	71	2,535
CSRA, Inc.	50	1,339
DST Systems, Inc.	23	2,424
EPAM Systems, Inc. (a)	36	2,696
Euronet Worldwide, Inc. (a)	47	3,749
Fidelity National Information Services, Inc.	152	9,079
Fiserv, Inc. (a)	120	11,347
FleetCor Technologies, Inc. (a)	55	6,756
Gartner, Inc. (a)	36	3,164
Genpact Ltd. (a)	169	4,043
Global Payments, Inc.	88	5,188
Heartland Payment Systems, Inc.	20	1,842
International Business Machines Corp.	468	58,402
Jack Henry & Associates, Inc.	39	3,166
Leidos Holdings, Inc.	59	2,721
Mastercard, Inc., Class A	526	46,830
MAXIMUS, Inc.	45	2,402
Paychex, Inc.	164	7,849
PayPal Holdings, Inc. (a)	667	24,105
Sabre Corp.	72	1,844
Science Applications International Corp.	80	3,410
Teradata Corp. (a)	82	1,996
Total System Services, Inc.	107	4,297
Vantiv, Inc., Class A (a)	69	3,246
VeriFone Systems, Inc. (a)	104	2,433
Visa, Inc., Class A	1,021	76,054
Western Union Co.	204	3,639
WEX, Inc. (a)	31	2,251
Xerox Corp.	455	4,436

		400,097
Leisure Products — 0.2%
Brunswick Corp.	54	2,152
Hasbro, Inc.	60	4,457
Mattel, Inc.	183	5,049
Polaris Industries, Inc.	36	2,658
Vista Outdoor, Inc. (a)	90	4,339

		18,655
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	193	7,266
Bio-Rad Laboratories, Inc., Class A (a)	19	2,425
Bio-Techne Corp.	50	4,134
Charles River Laboratories International, Inc. (a)	51	3,786
Illumina, Inc. (a)	79	12,478
Mettler-Toledo International, Inc. (a)	13	4,067
PAREXEL International Corp. (a)	46	2,942
PerkinElmer, Inc.	60	2,899
QIAGEN NV (a)	212	4,815
Quintiles Transnational Holdings, Inc. (a)	27	1,642
Thermo Fisher Scientific, Inc.	211	27,865
Waters Corp. (a)	33	4,000

		78,319

See Notes to Financial Statements.

68	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Machinery — 1.4%
AGCO Corp.	36	$1,756
Caterpillar, Inc.	299	18,610
CLARCOR, Inc.	75	3,514
Colfax Corp. (a)	69	1,528
Crane Co.	69	3,295
Cummins, Inc.	85	7,641
Deere & Co.	178	13,708
Donaldson Co., Inc.	82	2,311
Dover Corp.	94	5,494
Flowserve Corp.	61	2,357
FreightCar America, Inc.	73	1,391
Graco, Inc.	49	3,561
Hurco Cos., Inc.	63	1,701
IDEX Corp.	27	1,958
Illinois Tool Works, Inc.	159	14,321
Ingersoll-Rand PLC	152	7,823
ITT Corp.	76	2,466
Joy Global, Inc.	95	947
Kennametal, Inc.	160	2,832
Lincoln Electric Holdings, Inc.	39	2,076
Manitowoc Co., Inc.	177	2,786
Middleby Corp. (a)	21	1,898
Nordson Corp.	42	2,538
Oshkosh Corp.	73	2,404
Parker Hannifin Corp.	66	6,412
Pentair PLC	122	5,749
Snap-on, Inc.	12	1,939
SPX Corp.	436	4,055
SPX FLOW, Inc. (a)	55	1,311
Stanley Black & Decker, Inc.	55	5,189
Terex Corp.	122	2,733
Timken Co.	105	2,788
Toro Co.	62	4,620
Trinity Industries, Inc.	71	1,521
Valmont Industries, Inc.	33	3,517
WABCO Holdings, Inc. (a)	23	2,062
Wabtec Corp.	40	2,558
Woodward, Inc.	64	2,956
Xylem, Inc.	64	2,301

		158,627
Marine — 0.0%
Kirby Corp. (a)	45	2,279
Media — 3.1%
AMC Networks, Inc., Class A (a)	27	1,965
Cablevision Systems Corp., New York Group, Class A	81	2,585
CBS Corp., Class B	273	12,967
Charter Communications, Inc., Class A (a)	42	7,197
Cinemark Holdings, Inc.	41	1,209
Comcast Corp., Class A	1,302	72,534
Daily Journal Corp. (a)	11	2,118
Discovery Communications, Inc., Class A (a)	69	1,904
Discovery Communications, Inc., Class C (a)	181	4,925
DISH Network Corp., Class A (a)	127	6,130
Graham Holdings Co., Class B	3	1,454
Interpublic Group of Cos., Inc.	172	3,860
John Wiley & Sons, Inc., Class A	42	1,756
Liberty Broadband Corp., Class C (a)	71	3,337
Liberty Media Corp., Class A (a)	52	1,904
Liberty Media Corp., Class C (a)	152	5,410
Lions Gate Entertainment Corp.	83	2,170
Live Nation Entertainment, Inc. (a)	78	1,771
The Madison Square Garden Co., Class A (a)	8	1,233
MSG Networks, Inc., Class A (a)	26	455
News Corp., Class A	358	4,643
Omnicom Group, Inc.	132	9,682
Scripps Networks Interactive, Inc., Class A	34	2,073

Common Stocks	Shares	Value
Media (continued)
Sirius XM Holdings, Inc. (a)	1,012	$3,744
Starz, Class A (a)	54	1,535
TEGNA, Inc.	90	2,161
Thomson Reuters Corp.	227	8,490
Time Warner Cable, Inc.	145	26,391
Time Warner, Inc.	438	30,853
Time, Inc.	97	1,455
Tribune Media Co., Class A	45	1,483
Twenty-First Century Fox, Inc., Class A	494	13,323
Twenty-First Century Fox, Inc., Class B	327	8,862
Viacom, Inc., Class B	175	7,987
Walt Disney Co.	890	85,280

		344,846
Metals & Mining — 0.3%
Alcoa, Inc.	810	5,905
Compass Minerals International, Inc.	39	2,919
Freeport-McMoRan, Inc.	494	2,273
Newmont Mining Corp.	256	5,110
Nucor Corp.	200	7,814
Reliance Steel & Aluminum Co.	46	2,619
Royal Gold, Inc.	82	2,443
Southern Copper Corp.	72	1,866
Steel Dynamics, Inc.	146	2,679
United States Steel Corp. (b)	137	959

		34,587
Multi-Utilities — 0.9%
Alliant Energy Corp.	33	2,156
Ameren Corp.	47	2,111
CenterPoint Energy, Inc.	102	1,823
CMS Energy Corp.	57	2,216
Consolidated Edison, Inc.	104	7,217
Dominion Resources, Inc.	276	19,919
DTE Energy Co.	60	5,101
MDU Resources Group, Inc.	181	3,055
NiSource, Inc.	113	2,374
NorthWestern Corp.	64	3,574
PG&E Corp.	216	11,861
Public Service Enterprise Group, Inc.	211	8,714
SCANA Corp.	35	2,203
Sempra Energy	97	9,191
TECO Energy, Inc.	130	3,526
Vectren Corp.	106	4,435
WEC Energy Group, Inc.	163	9,002

		98,478
Multiline Retail — 0.6%
Big Lots, Inc.	31	1,202
Burlington Stores, Inc. (a)	67	3,600
Dollar General Corp.	139	10,433
Dollar Tree, Inc. (a)	106	8,620
JC Penney Co., Inc. (a)	353	2,563
Kohl’s Corp.	111	5,522
Macy’s, Inc.	159	6,425
Nordstrom, Inc.	67	3,290
Target Corp.	332	24,044

		65,699
Office Electronics — 0.0%
Zebra Technologies Corp., Class A (a)	33	1,993
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	65	1,763
Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	263	10,281
Apache Corp.	225	9,571
Cabot Oil & Gas Corp.	169	3,507

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	69

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. (a)	164	$4,928
Chesapeake Energy Corp. (b)	319	1,081
Chevron Corp.	974	84,222
Cimarex Energy Co.	62	5,766
Cobalt International Energy, Inc. (a)	340	1,289
Columbia Pipeline Group, Inc.	228	4,229
Concho Resources, Inc. (a)	75	7,135
ConocoPhillips	616	24,073
CONSOL Energy, Inc. (b)	158	1,255
Continental Resources, Inc. (a)	55	1,161
Devon Energy Corp.	253	7,059
Diamondback Energy, Inc. (a)	41	3,098
Energen Corp.	47	1,658
EOG Resources, Inc.	294	20,880
EQT Corp.	94	5,804
Exxon Mobil Corp.	2,165	168,545
Golar LNG Ltd.	81	1,508
Gulfport Energy Corp. (a)	82	2,423
Hess Corp.	139	5,907
HollyFrontier Corp.	74	2,588
Kinder Morgan, Inc.	903	14,854
Marathon Oil Corp.	472	4,593
Marathon Petroleum Corp.	299	12,495
Murphy Oil Corp.	78	1,530
Murphy USA, Inc. (a)	21	1,215
Newfield Exploration Co. (a)	87	2,529
Noble Energy, Inc.	250	8,092
Oasis Petroleum, Inc. (a)	161	861
Occidental Petroleum Corp.	401	27,601
ONEOK, Inc.	83	2,068
PBF Energy, Inc., Class A	60	2,099
PDC Energy, Inc. (a)	26	1,479
Phillips 66	291	23,324
Pioneer Natural Resources Co.	83	10,288
QEP Resources, Inc.	188	2,410
Range Resources Corp.	83	2,453
SemGroup Corp., Class A	38	841
SM Energy Co.	63	881
Southwestern Energy Co. (a)(b)	189	1,680
Spectra Energy Corp.	328	9,004
Targa Resources Corp.	32	719
Tesoro Corp.	57	4,973
Valero Energy Corp.	262	17,782
Western Refining, Inc.	40	1,316
Whiting Petroleum Corp. (a)	130	955
Williams Cos., Inc.	378	7,295
World Fuel Services Corp.	59	2,298

		543,603
Paper & Forest Products — 0.1%
Domtar Corp.	67	2,161
International Paper Co.	182	6,226
Louisiana-Pacific Corp. (a)	186	2,924

		11,311
Personal Products — 0.2%
Avon Products, Inc.	488	1,654
Coty, Inc., Class A (b)	70	1,723
Edgewell Personal Care Co.	22	1,628
Estee Lauder Cos., Inc., Class A	91	7,758
Herbalife Ltd. (a)	48	2,218
Nu Skin Enterprises, Inc., Class A	51	1,614
Prestige Brands Holdings, Inc. (a)	60	2,801

		19,396
Pharmaceuticals — 5.0%
Akorn, Inc. (a)	46	1,195
Allergan PLC (a)	209	59,446

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Baxalta, Inc.	316	$12,643
Bristol-Myers Squibb Co.	874	54,328
Catalent, Inc. (a)	61	1,435
Eli Lilly & Co.	509	40,262
Endo International PLC (a)	143	7,932
Impax Laboratories, Inc. (a)	59	2,211
Jazz Pharmaceuticals PLC (a)	39	5,021
Johnson & Johnson	1,432	149,558
Mallinckrodt PLC (a)	52	3,021
Medicines Co. (a)	49	1,693
Merck & Co., Inc.	1,480	74,992
Mylan NV (a)	233	12,277
Nektar Therapeutics (a)	161	2,196
Pacira Pharmaceuticals, Inc. (a)	38	2,258
Perrigo Co. PLC	80	11,566
Pfizer, Inc.	3,224	98,300
Zoetis, Inc.	282	12,140

		552,474
Producer Durables: Miscellaneous — 0.1%
QLIK Technologies, Inc. (a)	74	1,853
Ultimate Software Group, Inc. (a)	18	3,161

		5,014
Professional Services — 0.4%
CEB, Inc.	48	2,831
CoStar Group, Inc. (a)	18	3,157
Dun & Bradstreet Corp.	22	2,165
Equifax, Inc.	60	6,348
IHS, Inc., Class A (a)	30	3,139
ManpowerGroup, Inc.	34	2,596
Nielsen Holdings PLC	206	9,921
On Assignment, Inc. (a)	33	1,275
Robert Half International, Inc.	59	2,582
Verisk Analytics, Inc. (a)	97	7,081

		41,095
Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	102	3,478
Alexandria Real Estate Equities, Inc.	22	1,742
American Campus Communities, Inc.	77	3,249
American Capital Agency Corp.	101	1,724
American Homes 4 Rent, Class A	222	3,328
American Tower Corp.	215	20,283
Annaly Capital Management, Inc.	195	1,853
Apartment Investment & Management Co., Class A	50	1,958
Apple Hospitality REIT, Inc.	175	3,201
AvalonBay Communities, Inc.	53	9,089
Boston Properties, Inc.	66	7,670
Brandywine Realty Trust	256	3,284
Camden Property Trust	25	1,908
Care Capital Properties, Inc.	22	659
CBL & Associates Properties, Inc.	227	2,440
Chimera Investment Corp.	154	1,908
Colony Capital, Inc., Class A	166	2,860
Columbia Property Trust, Inc.	169	3,764
Communications Sales & Leasing, Inc.	194	3,727
Corporate Office Properties Trust	146	3,256
Corrections Corp. of America	61	1,757
Crown Castle International Corp.	168	14,482
CubeSmart	117	3,661
DCT Industrial Trust, Inc.	104	3,722
DDR Corp.	121	2,070
DiamondRock Hospitality Co.	300	2,490
Digital Realty Trust, Inc.	62	4,965
Duke Realty Corp.	102	2,053
EPR Properties	70	4,197

See Notes to Financial Statements.

70	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	29	$9,007
Equity Commonwealth (a)	134	3,603
Equity Lifestyle Properties, Inc.	40	2,637
Equity Residential	163	12,566
Essex Property Trust, Inc.	24	5,115
Extra Space Storage, Inc.	48	4,353
Federal Realty Investment Trust	15	2,262
First Industrial Realty Trust, Inc.	159	3,274
Forest City Realty Trust, Inc., Class A (a)	150	2,955
Four Corners Property Trust, Inc.	12	203
Gaming and Leisure Properties, Inc.	90	2,347
General Growth Properties, Inc.	230	6,449
Geo Group, Inc.	115	3,402
HCP, Inc.	173	6,218
Healthcare Realty Trust, Inc.	125	3,630
Healthcare Trust of America, Inc., Class A	142	3,982
Highwoods Properties, Inc.	101	4,271
Hospitality Properties Trust	65	1,533
Host Hotels & Resorts, Inc.	444	6,149
Hudson Pacific Properties, Inc.	123	3,125
Kilroy Realty Corp.	35	1,955
Kimco Realty Corp.	179	4,867
Lamar Advertising Co., Class A	77	4,320
LaSalle Hotel Properties	115	2,548
Liberty Property Trust	59	1,730
Macerich Co.	66	5,146
Medical Properties Trust, Inc.	316	3,476
MFA Financial, Inc.	520	3,302
Mid-America Apartment Communities, Inc.	27	2,533
National Health Investors, Inc.	54	3,277
National Retail Properties, Inc.	54	2,319
New Residential Investment Corp.	148	1,686
NorthStar Realty Europe Corp.	348	3,285
NorthStar Realty Finance Corp.	77	914
Omega Healthcare Investors, Inc.	56	1,776
Outfront Media, Inc.	172	3,741
Paramount Group, Inc.	190	3,116
Pebblebrook Hotel Trust	105	2,564
Piedmont Office Realty Trust, Inc., Class A	191	3,535
Plum Creek Timber Co., Inc.	94	3,808
Post Properties, Inc.	65	3,724
Prologis, Inc.	257	10,144
Public Storage	63	15,974
Rayonier, Inc.	203	4,281
Realty Income Corp.	107	5,970
Regency Centers Corp.	31	2,244
Retail Properties of America, Inc., Class A	308	4,777
RLJ Lodging Trust	105	1,920
Simon Property Group, Inc.	148	27,569
SL Green Realty Corp.	17	1,642
Sovran Self Storage, Inc.	36	4,056
Spirit Realty Capital, Inc.	314	3,291
Starwood Property Trust, Inc.	90	1,714
Sun Communities, Inc.	58	3,862
Sunstone Hotel Investors, Inc.	288	3,418
Tanger Factory Outlet Centers, Inc.	114	3,647
Two Harbors Investment Corp.	217	1,649
UDR, Inc.	57	2,029
Ventas, Inc.	146	8,077
VEREIT, Inc.	496	3,824
Vornado Realty Trust	66	5,838
Weingarten Realty Investors	59	2,059
Welltower, Inc.	160	9,955
Weyerhaeuser Co.	251	6,428
WP Carey, Inc.	33	1,922
WP GLIMCHER, Inc.	304	2,760

		410,531

Common Stocks	Shares	Value
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)	95	$2,657
Howard Hughes Corp. (a)	27	2,566
Jones Lang LaSalle, Inc.	11	1,548
Kennedy-Wilson Holdings, Inc.	177	3,589
Realogy Holdings Corp. (a)	51	1,673
RMR Group, Inc., Class A (a)	188	3,920

		15,953
Road & Rail — 0.7%
AMERCO, Inc.	5	1,833
Avis Budget Group, Inc. (a)	63	1,655
CSX Corp.	468	10,773
Genesee & Wyoming, Inc., Class A (a)	33	1,636
Hertz Global Holdings, Inc. (a)	204	1,852
JB Hunt Transport Services, Inc.	26	1,890
Kansas City Southern	57	4,040
Landstar System, Inc.	63	3,617
Norfolk Southern Corp.	168	11,844
Old Dominion Freight Line, Inc. (a)	32	1,755
PAM Transportation Services, Inc. (a)	53	1,369
Ryder System, Inc.	26	1,383
Swift Transportation Co. (a)	129	2,104
Union Pacific Corp.	466	33,552
USA Truck, Inc. (a)	130	2,102

		81,405
Semiconductors & Semiconductor Equipment — 2.3%
Alpha & Omega Semiconductor Ltd. (a)	229	2,187
Ambarella, Inc. (a)	25	992
Analog Devices, Inc.	137	7,379
Applied Materials, Inc.	662	11,684
Atmel Corp.	298	2,402
Avago Technologies Ltd.	142	18,987
Broadcom Corp., Class A	296	16,182
Cascade Microtech, Inc. (a)	112	1,775
Cavium, Inc. (a)	45	2,600
Cirrus Logic, Inc. (a)	35	1,215
Cree, Inc. (a)	106	2,971
Cypress Semiconductor Corp. (a)	252	1,981
DSP Group, Inc. (a)	283	2,708
Fairchild Semiconductor International, Inc. (a)	112	2,295
First Solar, Inc. (a)	42	2,884
Integrated Device Technology, Inc. (a)	137	3,491
Intel Corp.	2,497	77,457
KLA-Tencor Corp.	75	5,024
Lam Research Corp.	63	4,523
Linear Technology Corp.	91	3,888
Marvell Technology Group Ltd.	421	3,726
Maxim Integrated Products, Inc.	121	4,041
Microchip Technology, Inc.	75	3,361
Micron Technology, Inc. (a)	384	4,236
Microsemi Corp. (a)	119	3,772
Monolithic Power Systems, Inc.	15	939
NVIDIA Corp.	259	7,586
ON Semiconductor Corp. (a)	252	2,157
Qorvo, Inc. (a)	67	2,653
Skyworks Solutions, Inc.	91	6,272
SunEdison, Inc. (a)(b)	163	510
Teradyne, Inc.	151	2,934
Texas Instruments, Inc.	558	29,535
Xilinx, Inc.	156	7,842

		252,189
Software — 4.4%
ACI Worldwide, Inc. (a)	149	2,667
Activision Blizzard, Inc.	273	9,506
Adobe Systems, Inc. (a)	264	23,530

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	71

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Software (continued)
Allscripts Healthcare Solutions, Inc. (a)	228	$3,142
ANSYS, Inc. (a)	32	2,822
Aspen Technology, Inc. (a)	71	2,303
Autodesk, Inc. (a)	136	6,368
Blackbaud, Inc.	57	3,504
CA, Inc.	81	2,327
Cadence Design Systems, Inc. (a)	150	2,934
CDK Global, Inc.	71	3,128
Citrix Systems, Inc. (a)	69	4,862
Electronic Arts, Inc. (a)	173	11,166
Ellie Mae, Inc. (a)	33	2,304
FactSet Research Systems, Inc.	15	2,261
Fair Isaac Corp.	39	3,727
FireEye, Inc. (a)	77	1,085
Fortinet, Inc. (a)	68	1,914
Guidewire Software, Inc. (a)	51	2,807
Intuit, Inc.	143	13,658
Manhattan Associates, Inc. (a)	42	2,421
Mentor Graphics Corp.	116	2,016
Microsoft Corp.	4,159	229,119
Netscout Systems, Inc. (a)	63	1,358
NetSuite, Inc. (a)	24	1,665
Nuance Communications, Inc. (a)	146	2,574
Oracle Corp.	1,665	60,456
Proofpoint, Inc. (a)	51	2,568
PTC, Inc. (a)	79	2,339
Red Hat, Inc. (a)	104	7,285
salesforce.com, Inc. (a)	359	24,434
ServiceNow, Inc. (a)	96	5,972
SolarWinds, Inc. (a)	65	3,897
Solera Holdings, Inc.	74	4,015
Splunk, Inc. (a)	63	2,916
SS&C Technologies Holdings, Inc.	39	2,507
Symantec Corp.	368	7,301
Synopsys, Inc. (a)	44	1,888
Tableau Software, Inc., Class A (a)	29	2,327
Take-Two Interactive Software, Inc. (a)	82	2,845
Tyler Technologies, Inc. (a)	21	3,298
Verint Systems, Inc. (a)	50	1,831
VMware, Inc., Class A (a)	30	1,373
Workday, Inc., Class A (a)	59	3,718

		486,138
Specialty Retail — 2.6%
Aaron’s, Inc.	60	1,373
Advance Auto Parts, Inc.	35	5,322
American Eagle Outfitters, Inc.	203	2,972
AutoNation, Inc. (a)	33	1,427
AutoZone, Inc. (a)	17	13,046
Bed Bath & Beyond, Inc. (a)	63	2,720
Best Buy Co., Inc.	149	4,162
Cabela’s, Inc. (a)	41	1,725
CarMax, Inc. (a)	134	5,920
CST Brands, Inc.	83	3,215
Dick’s Sporting Goods, Inc.	39	1,524
DSW, Inc., Class A	135	3,241
Five Below, Inc. (a)	57	2,008
Foot Locker, Inc.	59	3,986
GameStop Corp., Class A	44	1,153
Gap, Inc.	121	2,991
GNC Holdings, Inc., Class A	46	1,288
Home Depot, Inc.	681	85,643
Kate Spade & Co. (a)	136	2,422
L Brands, Inc.	141	13,557
Lithia Motors, Inc., Class A	24	1,838
Lowe’s Cos., Inc.	505	36,188
O’Reilly Automotive, Inc. (a)	54	14,089

Common Stocks	Shares	Value
Specialty Retail (continued)
Office Depot, Inc. (a)	340	$1,751
Restoration Hardware Holdings, Inc. (a)	21	1,294
Ross Stores, Inc.	245	13,784
Sally Beauty Holdings, Inc. (a)	83	2,288
Signet Jewelers Ltd.	38	4,408
Staples, Inc.	236	2,105
Tailored Brands, Inc.	62	850
Tiffany & Co.	43	2,745
TJX Cos., Inc.	380	27,071
Tractor Supply Co.	79	6,977
Ulta Salon Cosmetics & Fragrance, Inc. (a)	37	6,703
Urban Outfitters, Inc. (a)	83	1,899
West Marine, Inc. (a)	309	2,555
Williams-Sonoma, Inc.	31	1,601

		287,841
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	2,917	283,941
EMC Corp.	1,046	25,910
Hewlett Packard Enterprise Co.	1,015	13,966
HP, Inc.	1,031	10,011
NCR Corp. (a)	103	2,198
NetApp, Inc.	155	3,399
SanDisk Corp.	124	8,767
Synaptics, Inc. (a)	38	2,786
Western Digital Corp.	137	6,573

		357,551
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	26	2,528
Coach, Inc.	138	5,113
Deckers Outdoor Corp. (a)	45	2,226
Fossil Group, Inc. (a)	46	1,500
G-III Apparel Group Ltd. (a)	37	1,826
Hanesbrands, Inc.	210	6,420
lululemon athletica, Inc. (a)	48	2,979
Michael Kors Holdings Ltd. (a)	97	3,870
NIKE, Inc., Class B	732	45,391
PVH Corp.	32	2,348
Ralph Lauren Corp.	24	2,700
Skechers U.S.A., Inc., Class A (a)	51	1,438
Under Armour, Inc., Class A (a)	94	8,031
VF Corp.	167	10,454
Wolverine World Wide, Inc.	108	1,826

		98,650
Thrifts & Mortgage Finance — 0.1%
Charter Financial Corp.	159	2,137
Federal Agricultural Mortgage Corp., Class C	66	2,152
Hingham Institution for Savings	17	2,091
MGIC Investment Corp. (a)	229	1,516
New York Community Bancorp, Inc.	110	1,703
People’s United Financial, Inc.	130	1,868
Radian Group, Inc.	109	1,097
Territorial Bancorp, Inc.	106	2,825

		15,389
Tobacco — 1.4%
Altria Group, Inc.	1,017	62,149
Philip Morris International, Inc.	806	72,548
Reynolds American, Inc.	426	21,279

		155,976
Trading Companies & Distributors — 0.3%
Air Lease Corp.	81	2,087
CAI International, Inc. (a)	191	1,194
Fastenal Co.	173	7,017
HD Supply Holdings, Inc. (a)	86	2,259

See Notes to Financial Statements.

72	BLACKROCK FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Lawson Products, Inc. (a)	108	$2,093
MSC Industrial Direct Co., Inc., Class A	30	1,944
United Rentals, Inc. (a)	49	2,348
W.W. Grainger, Inc.	23	4,524
Watsco, Inc.	15	1,743
WESCO International, Inc. (a)	62	2,503

		27,712
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	65	4,359
Water Utilities — 0.1%
American Water Works Co., Inc.	37	2,402
Aqua America, Inc.	76	2,396

		4,798
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (a)	79	7,843
Sprint Corp. (a)(b)	515	1,555
T-Mobile U.S., Inc. (a)	146	5,862
Telephone & Data Systems, Inc.	116	2,690

		17,950
Total Long-Term Investments (Cost — $11,486,837) — 96.2%		10,589,910

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$21	$21,364

	Shares
BlackRock Premier Government Institutional Fund, 0.20% (c)(d)	345,382	345,382
Total Short-Term Securities (Cost — $366,746) — 3.3%		366,746
Total Investments (Cost — $11,853,583) — 99.5%		10,956,656
Other Assets Less Liabilities — 0.5%		55,533

Net Assets — 100.0%		$11,012,189

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income
BlackRock, Inc	65		—	65	$20,427	$235
BlackRock Liquidity Series, LLC, Money Market Series	$21,364	[1]	—	$21,364	$21,364	$458	[2]
BlackRock Premier Government Institutional Fund[3]	345,382	[1]	—	345,382	$345,382	$290
PNC Financial Services Group, Inc	240		—	240	$20,796	$218
[1] Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
4	S&P 500 E-Mini Index	March 2016	$386,020	$8,538

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	73

Schedule of Investments (concluded)	BlackRock Total Stock Market Index Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	$8,538	—	—	—	$8,538

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	$(26,147)	—	—	—	$(26,147)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$8,538	—	—	—	$8,538

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$244,853

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$10,589,778	—	$132	$10,589,910
Short-Term Securities	345,382	$21,364	—	366,746

Total	$10,935,160	$21,364	$132	$10,956,656

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$8,538	—	—	$8,538
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$21,000	—	—	$21,000
Liabilities:
Collateral on securities loaned at value	—	$(21,364)	—	(21,364)

Total	$21,000	$(21,364)	—	$(364)

During the period ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

74	BLACKROCK FUNDS	JANUARY 31, 2016

Statements of Assets and Liabilities

January 31, 2016 (Unaudited)	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Assets
Investments at value — unaffiliated[1,2]	$1,857,952,592	$14,059,177	$178,326,623	$11,265,452	$10,548,687
Investments at value — affiliated[3]	55,999,541	84,745	4,786,181	406,610	407,969
Cash pledged for financial futures contracts	2,721,650	4,000	503,980	20,000	21,000
Foreign currency at value[4]	—	28,024	3,132,432	—	—
Receivables:
Capital shares sold	3,692,799	—	23,635,990	—	—
Dividends — unaffiliated	1,091,753	34,047	114,939	5,291	10,173
Dividends — affiliated	—	—	1,448	—	122
Investment advisor	—	29,255	21,612	67,766	69,546
Investments sold	462,011	—	—	—	—
Securities lending income — affiliated	71,181	455	176	698	131
Variation margin receivable on financial futures contracts	1,624,458	2,420	204,181	11,510	11,000
Deferred offering costs	79,694	70,677	65,931	66,438	66,438
Prepaid expenses	394,585	4,304	5,319	1,384	1,385

Total assets	1,924,090,264	14,317,104	210,798,812	11,845,149	11,136,451

Liabilities
Collateral on securities loaned at value	9,457,012	18,823	29,033	83,210	21,364
Payables:
Capital shares redeemed	2,712,954	—	1,986,166	—	—
Investments purchased	2,131,627	—	13,583	—	—
Recoupment of past fees waived	74,501	—	—	—	—
Offering costs	33,291	34,835	41,674	92,200	80,932
Investment advisory fees	31,192	—	4,234	—	—
Officer’s and Trustees’ fees	1,322	2,874	2,489	1,601	1,610
Service fees	19	—	—	7	8
Other accrued expenses	73,646	74,705	62,347	20,050	20,348

Total liabilities	14,515,564	131,237	2,139,526	197,068	124,262

Net Assets	$1,909,574,700	$14,185,867	$208,659,286	$11,648,081	$11,012,189

Net Assets Consist of
Paid-in capital	$2,039,305,519	$17,591,926	$210,521,046	$13,474,733	$11,925,781
Undistributed (distributions in excess of) net investment income	1,385,398	(14,278)	120,342	13,333	12,762
Accumulated net realized loss	(7,496,913)	(146,333)	(613,141)	(11,048)	(37,965)
Net unrealized appreciation (depreciation)	(123,619,304)	(3,245,448)	(1,368,961)	(1,828,937)	(888,389)

Net Assets	$1,909,574,700	$14,185,867	$208,659,286	$11,648,081	$11,012,189

[1] Investments at cost — unaffiliated	$1,980,456,792	$17,302,670	$179,957,423	$13,078,019	$11,443,001
[2] Securities loaned at value	$9,295,695	$17,824	$29,052	$83,557	$21,250
[3] Investments at cost — affiliated	$55,999,541	$84,745	$4,791,552	$406,610	$410,582
[4] Foreign currency at cost	—	$28,001	$3,148,655	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	75

Statements of Assets and Liabilities (concluded)

January 31, 2016 (Unaudited)	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Net Asset Value
Institutional:
Net assets	$26,136,905	$11,844,778	$14,164,737	$17,250	$1,825,784

Shares outstanding	2,991,059	1,505,527	1,596,573	2,000	198,944

Net asset value	$8.74	$7.87	$8.87	$8.63	$9.18

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Investor A:
Net assets	$91,931	—	—	$32,263	$45,201

Shares outstanding	10,528	—	—	3,742	4,925

Net asset value	$8.73	—	—	$8.62	$9.18

Shares authorized	Unlimited	—	—	Unlimited	Unlimited

Par value	$0.001	—	—	$0.001	$0.001

Class K:
Net assets	$1,883,345,864	$2,341,089	$194,494,549	11,598,568	$9,141,204

Shares outstanding	215,324,253	297,462	21,920,095	1,344,719	996,000

Net asset value	$8.75	$7.87	$8.87	$8.63	$9.18

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

76	BLACKROCK FUNDS	JANUARY 31, 2016

Statements of Operations

Six Months Ended January 31, 2016 (Unaudited)	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund[1]	BlackRock Total Stock Market Index Fund[1]

Investment Income
Dividends — unaffiliated	$11,909,477	$143,146	$439,830	$87,072	$92,702
Dividends — affiliated	31,810	72	4,329	294	743
Securities lending — affiliated — net	228,859	1,002	279	2,378	458
Foreign taxes withheld	(2,258)	(17,399)	(14,613)	(60)	(53)

Total income	12,167,888	126,821	429,825	89,684	93,850

Expenses
Investment advisory	121,517	17,011	13,236	1,479	477
Transfer agent	975	748	749	498	588
Service fees	40	—	—	27	27
Custodian	45,393	6,108	8,901	5,814	5,814
Organization and offering	44,580	45,271	42,286	78,562	78,562
Professional	29,718	28,948	28,544	19,323	19,323
Registration	26,668	1,659	1,781	605	605
Printing	12,972	9,881	9,806	4,617	4,617
Officer and Trustees	15,751	3,550	3,535	4,082	4,082
Recoupment of past waived fees	74,501	—	—	—	—
Recoupment of past waived fees — class specific	31	—	250	—	—
Miscellaneous	5,122	3,562	3,583	5,137	5,136

Total expenses	377,268	116,738	112,671	120,144	119,231
Less:
Fees waived by the Manager	(2,629)	(17,011)	(9,002)	(1,479)	(477)
Other expenses reimbursed by the Manager	(28,017)	(66,001)	(60,158)	(114,195)	(116,480)
Transfer agent fees waived and/or reimbursed	(22)	(497)	(483)	(487)	(476)

Total expenses after fees waived and/or reimbursed	346,600	33,229	43,028	3,983	1,798

Net investment income	11,821,288	93,592	386,797	85,701	92,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(5,026,198)	(119,346)	(85,597)	23,205	(11,438)
Financial futures contracts	(150,594)	(8,505)	(167,373)	(27,593)	(26,147)
Foreign currency transactions	—	(5,076)	(199,955)	—	—

	(5,176,792)	(132,927)	(452,925)	(4,388)	(37,585)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(122,470,023)	(2,112,869)	(1,499,990)	(1,812,567)	(894,314)
Investments — affiliated	—	—	(4,975)	—	(2,613)
Financial futures contracts	(1,115,104)	(1,190)	279,381	(16,370)	8,538
Foreign currency translations	—	446	(15,085)	—	—

	(123,585,127)	(2,113,613)	(1,240,669)	(1,828,937)	(888,389)

Net realized and unrealized loss	(128,761,919)	(2,246,540)	(1,693,594)	(1,833,325)	(925,974)

Net Decrease in Net Assets Resulting from Operations	$(116,940,631)	$(2,152,948)	$(1,306,797)	$(1,747,624)	$(833,922)

[1] From August 13, 2015 (commencement of operations) to January 31, 2016.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	77

Statements of Changes in Net Assets	BlackRock Midcap Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Period May 13, 2015[1] to July 31, 2015

Operations
Net investment income	$11,821,288	$9,012
Net realized gain (loss)	(5,176,792)	15,144
Net change in unrealized appreciation (depreciation)	(123,585,127)	(34,177)

Net decrease in net assets resulting from operations	(116,940,631)	(10,021)

Distributions to Shareholders[2]
From net investment income:
Institutional	(10,199,334)	(6,893)
Investor A	(455)	—
Class K	(238,440)	(107)
From net realized gain:
Institutional	(2,280,751)	—
Investor A	(112)	—
Class K	(54,402)	—

Decrease in net assets resulting from distributions to shareholders	(12,773,494)	(7,000)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,036,258,846	3,047,000

Net Assets
Total increase in net assets	1,906,544,721	3,029,979
Beginning of period	3,029,979	—

End of period	$1,909,574,700	$3,029,979

Undistributed net investment income, end of period	$1,385,398	$2,339

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

78	BLACKROCK FUNDS	JANUARY 31, 2016

Statements of Changes in Net Assets	BlackRock MSCI Asia ex Japan Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Period June 9, 2015[1] to July 31, 2015

Operations
Net investment income	$93,592	$118,690
Net realized loss	(132,927)	(25,207)
Net change in unrealized appreciation (depreciation)	(2,113,613)	(1,131,835)

Net decrease in net assets resulting from operations	(2,152,948)	(1,038,352)

Distributions to Shareholders[2]
From net investment income:
Institutional	(149,513)	(53,001)
Class K	(603)	—
From net realized gain:
Institutional	(13,319)	—
Class K	(87)	—

Decrease in net assets resulting from distributions to shareholders	(163,522)	(53,001)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,540,689	15,053,001

Net Assets
Total increase in net assets	224,219	13,961,648
Beginning of period	13,961,648	—

End of period	$14,185,867	$13,961,648

Undistributed (distributions in excess of) net investment income, end of period	$(14,278)	$42,246

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	79

Statements of Changes in Net Assets	BlackRock MSCI World Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Period June 1, 2015[1] to July 31, 2015

Operations
Net investment income	$386,797	$32,327
Net realized loss	(452,925)	(5,565)
Net change in unrealized appreciation (depreciation)	(1,240,669)	(128,292)

Net decrease in net assets resulting from operations	(1,306,797)	(101,530)

Distributions to Shareholders[2]
From net investment income:
Institutional	(279,875)	(21,000)
Class K	(377)	—
From net realized gain:
Institutional	(152,889)	—
Class K	(269)	—

Decrease in net assets resulting from distributions to shareholders	(433,410)	(21,000)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	195,501,023	15,021,000

Net Assets
Total increase in net assets	193,760,816	14,898,470
Beginning of period	14,898,470	—

End of period	$208,659,286	$14,898,470

Undistributed net investment income, end of period	$120,342	$13,797

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

80	BLACKROCK FUNDS	JANUARY 31, 2016

Statement of Changes in Net Assets	BlackRock Small/Mid Cap Index Fund

Increase (Decrease) in Net Assets:	Period August 13, 2015[1] to January 31, 2016 (Unaudited)

Operations
Net investment income	$85,701
Net realized loss	(4,388)
Net change in unrealized appreciation (depreciation)	(1,828,937)

Net decrease in net assets resulting from operations	(1,747,624)

Distributions to Shareholders[2]
From net investment income:
Institutional	(114)
Investor A	(129)
Class K	(72,125)
From net realized gain:
Institutional	(10)
Investor A	(14)
Class K	(6,636)

Decrease in net assets resulting from distributions to shareholders	(79,028)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	13,474,733

Net Assets
Total increase in net assets	11,648,081
Beginning of period	—

End of period	$11,648,081

Undistributed net investment income, end of period	$13,333

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	81

Statement of Changes in Net Assets	BlackRock Total Stock Market Index Fund

Increase (Decrease) in Net Assets:	Period August 13, 2015[1] to January 31, 2016 (Unaudited)

Operations
Net investment income	$92,052
Net realized loss	(37,585)
Net change in unrealized appreciation (depreciation)	(888,389)

Net decrease in net assets resulting from operations	(833,922)

Distributions to Shareholders[2]
From net investment income:
Institutional	(6,212)
Investor A	(124)
Class K	(72,954)
From net realized gain:
Institutional	(44)
Investor A	(1)
Class K	(335)

Decrease in net assets resulting from distributions to shareholders	(79,670)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	11,925,781

Net Assets
Total increase in net assets	11,012,189
Beginning of period	—

End of period	$11,012,189

Undistributed net investment income, end of period	$12,762

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

82	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights	BlackRock Midcap Index Fund

	Institutional
	Six Months Ended January 31, 2016 (Unaudited)	Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.94	$10.00

Net investment income[2]	0.09	0.03
Net realized and unrealized loss	(1.23)	(0.07)

Net decrease from investment operations	(1.14)	(0.04)

Distributions:[3]
From net investment income	(0.05)	(0.02)
From net realized gain	(0.01)	—

Total distributions	(0.06)	(0.02)

Net asset value, end of period	$8.74	$9.94

Total Return[4]
Based on net asset value[5]	(11.50)%	(0.37)%

Ratios to Average Net Assets
Total expenses	0.06% [6,7]	9.27% [6,8]

Total expenses after fees waived and/or reimbursed[9]	0.06% [6,7]	0.12% [6]

Net investment income	1.91% [6]	1.38% [6]

Supplemental Data
Net assets, end of period (000)	$26,137	$2,985

Portfolio turnover rate	7%	8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Six Months Ended January 31, 2016

Investments in underlying funds	0.01%

[8]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 13.78%.

[9]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	83

Financial Highlights (continued)	BlackRock Midcap Index Fund

Investor A
Period November 30, 2015[1] to January 31, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$9.66

Net investment income[2]	0.03
Net realized and unrealized loss	(0.91)

Net decrease from investment operations	(0.88)

Distributions:[3]
From net investment income	(0.04)
From net realized gain	(0.01)

Total distributions	(0.05)

Net asset value, end of period	$8.73

Total Return[4]
Based on net asset value	(9.09)% [5]

Ratios to Average Net Assets
Total expenses	0.36% [6,7]

Total expenses after fees waived and/or reimbursed[8]	0.36% [6,7]

Net investment income	1.52% [6]

Supplemental Data
Net assets, end of period (000)	$92

Portfolio turnover rate	7%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period November 30, 2015[1] to January 31, 2016

Investments in underlying funds	0.01%

[8]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See Notes to Financial Statements.

84	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights (concluded)	BlackRock Midcap Index Fund

	Class K
	Six Months Ended January 31, 2016 (Unaudited)		Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.94		$10.00

Net investment income[2]	0.10		0.03
Net realized and unrealized loss	(1.23)		(0.07)

Net decrease from investment operations	(1.13)		(0.04)

Distributions:[3]
From net investment income	(0.05)		(0.02)
From net realized gain	(0.01)		—

Total distributions	(0.06)		(0.02)

Net asset value, end of period	$8.75		$9.94

Total Return[4]
Based on net asset value[5]	(11.40)%		(0.37)%

Ratio to Average Net Assets
Total expenses	0.06%	[6,7,8]	9.42% [6,9]

Total expenses after fees waived and/or reimbursed	0.06%	[6,7],10	0.08% [6]

Net investment income	2.25%	[6]	1.21% [6]

Supplemental Data
Net assets, end of period (000)	$1,883,346		$45

Portfolio turnover rate	7%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Six Months Ended January 31, 2016

Investments in underlying funds	0.01%

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.07%.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 12.82%.

[10]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	85

Financial Highlights	BlackRock MSCI Asia ex Japan Index Fund

	Institutional
	Six Months Ended January 31, 2016 (Unaudited)	Period June 9, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.27	$10.00

Net investment income[2]	0.06	0.08
Net realized and unrealized loss	(1.36)	(0.77)

Net decrease from investment operations	(1.30)	(0.69)

Distributions:[3]
From net investment income	(0.09)	(0.04)
From net realized gain	(0.01)	—

Total distributions	(0.10)	(0.04)

Net asset value, end of period	$7.87	$9.27

Total Return[4]
Based on net asset value[5]	(14.13)%	(6.96)%

Ratios to Average Net Assets
Total expenses	1.38% [6,7]	3.80% [6,8]

Total expenses after fees waived and/or reimbursed	0.49% [6]	0.50% [6]

Net investment income	1.38% [6]	5.69% [6]

Supplemental Data
Net assets, end of period (000)	$11,845	$13,962

Portfolio turnover rate	6%	0%

[1]	Commencement of operations.

[2]	Based on average shares outstanding

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.82%.

See Notes to Financial Statements.

86	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights (concluded)	BlackRock MSCI Asia ex Japan Index Fund

Class K
Period November 30, 2015[1] to January 31, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$8.58

Net investment income[2]	0.01
Net realized and unrealized loss	(0.66)

Net decrease from investment operations	(0.65)

Distributions:[3]
From net investment income	(0.05)
From net realized gain	(0.01)

Total distributions	(0.06)

Net asset value, end of period	$7.87

Total Return[4]
Based on net asset value	(7.61)% [5]

Ratios to Average Net Assets
Total expenses	1.06% [6,7]

Total expenses after fees waived and/or reimbursed	0.44% [6]

Net investment income	0.38% [6]

Supplemental Data
Net assets, end of period (000)	$2,341

Portfolio turnover rate	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 1.25%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	87

Financial Highlights	BlackRock MSCI World Index Fund

	Institutional
	Six Months Ended January 31, 2016 (Unaudited)	Period June 1, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.92	$10.00

Net investment income[2]	0.06	0.02
Net realized and unrealized loss	(1.03)	(0.09)

Net decrease from investment operations	(0.97)	(0.07)

Distributions:[3]
From net investment income	(0.05)	(0.01)
From net realized gain	(0.03)	—

Total distributions	(0.08)	(0.01)

Net asset value, end of period	$8.87	$9.92

Total Return[4]
Based on net asset value[5]	(9.83)%	(0.66)%

Ratios to Average Net Assets
Total expenses	0.36% [6,7,8,9]	2.93% [6,10]

Total expenses after fees waived and/or reimbursed	0.16% [6,8,9]	0.20% [6]

Net investment income	1.55% [6]	1.32% [6]

Supplemental Data
Net assets, end of period (000)	$14,165	$14,898

Portfolio turnover rate	3%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.40%.

[8]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Six Months Ended January 31, 2016

Investments in underlying funds	0.01%

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.84%.

See Notes to Financial Statements.

88	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights (concluded)	BlackRock MSCI World Index Fund

Class K
Period November 30, 2015[1] to January 31, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$9.60

Net investment loss[2]	(0.00)[3]
Net realized and unrealized loss	(0.66)

Net decrease from investment operations	(0.66)

Distributions:[4]
From net investment income	(0.04)
From net realized gain	(0.03)

Total distributions	(0.07)

Net asset value, end of period	$8.87

Total Return[5]
Based on net asset value	(6.98)% [6]

Ratios to Average Net Assets
Total expenses	0.13% [7,8,9]

Total expenses after fees waived and/or reimbursed	0.12% [7,8]

Net investment income	0.02%[7]

Supplemental Data
Net assets, end of period (000)	$194,495

Portfolio turnover rate	3%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is greater than $(0.005) per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period November 30, 2015[1] to January 31, 2016

Investments in underlying funds	0.01%

[9]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional Shares would have been 0.16%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	89

Financial Highlights	BlackRock Small/Mid Cap Index Fund

	Institutional	Investor A	Class K
	Period August 13, 2015[1] to January 2016 (Unaudited)	Period August 13, 2015[1] to January 2016 (Unaudited)	Period August 13, 2015[1] to January 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.07	0.06	0.08
Net realized and unrealized loss	(1.38)	(1.39)	(1.39)

Net decrease from investment operations	(1.31)	(1.33)	(1.31)

Distributions:[3]
From net investment income	(0.06)	(0.05)	(0.06)
From net realized gain	(0.00)[4]	(0.00)[4]	(0.00)[4]

Total distributions	(0.06)	(0.05)	(0.06)

Net asset value, end of period	$8.63	$8.62	$8.63

Total Return[5]
Based on net asset value	(13.13)% [6]	(13.30)% [6]	(13.11)% [6]

Ratios to Average Net Assets
Total expenses	1.62% [7,8,9]	1.76% [7,8,9]	1.40% [7,8,9]

Total expenses after fees waived and/or reimbursed	0.13% [7,9]	0.38% [7,9]	0.08% [7,9]

Net investment income	1.66% [7]	1.43% [7]	1.74% [7]

Supplemental Data
Net assets, end of period (000)	$17	$32	$11,599

Portfolio turnover rate	3%	3%	3%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.70%, 2.77% and 2.44%, respectively.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period August 13, 2015[1] to January 2016

Investments in underlying funds	0.02%

See Notes to Financial Statements.

90	BLACKROCK FUNDS	JANUARY 31, 2016

Financial Highlights	BlackRock Total Stock Market Index Fund

	Institutional	Investor A	Class K
	Period August 13, 2015[1] to January 2016 (Unaudited)	Period August 13, 2015[1] to January 2016 (Unaudited)	Period August 13, 2015[1] to January 31, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.08	0.06	0.09
Net realized and unrealized loss	(0.83)	(0.82)	(0.84)

Net decrease from investment operations	(0.75)	(0.76)	(0.75)

Distributions:[3]
From net investment income	(0.07)	(0.06)	(0.07)
From net realized gain	(0.00)[4]	(0.00)[4]	(0.00)[4]

Total distributions	(0.07)	(0.06)	(0.07)

Net asset value, end of period	$9.18	$9.18	$9.18

Total Return[5]
Based on net asset value	(7.51)% [6]	(7.60)% [6]	(7.50)% [6]

Ratios to Average Net Assets
Total expenses	1.21% [7,8,9]	1.79% [7,8,9]	1.45% [7,8,9]

Total expenses after fees waived and/or reimbursed	0.07% [7,9]	0.33% [7,9]	0.03% [7,9]

Net investment income	1.76% [7]	1.46% [7]	1.94% [7]

Supplemental Data
Net assets, end of period (000)	$1,826	$45	$9,141

Portfolio turnover rate	3%	3%	3%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.02%, 2.83% and 2.53%, respectively.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period August 13, 2015[1] to January 2016

Investments in underlying funds	0.02%

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2016	91

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Midcap Index Fund	Midcap Index	Diversified
BlackRock MSCI Asia ex Japan Index Fund	Asia ex Japan Index	Diversified
BlackRock MSCI World Index Fund	World Index	Diversified
BlackRock Small/Mid Cap Index Fund	Small/Mid Cap Index	Diversified
BlackRock Total Stock Market Index Fund	Total Stock Market Index	Diversified

The Funds offer multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Class K Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

92	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed each of Small/Mid Cap Index and Total Stock Market Index $20,000, which is included in other expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These

BLACKROCK FUNDS	JANUARY 31, 2016	93

Notes to Financial Statements (continued)

factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

94	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Midcap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
BNP Paribas Prime Brokerage Inc	$1,277,520	$(1,277,520)	—
Citigroup Global Markets, Inc.	3,638,844	(3,523,759)	$115,085
Credit Suisse Securities (USA) LLC	1,265,556	(1,265,556)	—
Deutsche Bank Securities, Inc.	206,272	(201,744)	4,528
JP Morgan Securities LLC	2,677,616	(2,677,616)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	229,887	(222,425)	7,462

Total	$9,295,695	$(9,168,620)	$127,075

[1]

Collateral with a value of $9,457,012 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of January 31, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Asia ex Japan Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$17,824	$(17,824)	—

[1]

Collateral with a value of $18,823 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

World Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Citigroup Global Markets, Inc.	$29,052	$(29,033)	$19

[1]

Collateral with a value of $29,033 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of January 31, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Small/Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
BNP Paribas Prime Brokerage Inc	$6,601	$(6,601)	—
Citigroup Global Markets, Inc.	25,931	(24,699)	$1,232
Credit Suisse Securities (USA) LLC	15,907	(15,907)	—
Deutsche Bank Securities, Inc.	5,844	(5,844)	—
JP Morgan Securities LLC	27,541	(27,541)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,733	(1,733)	—

Total	$83,557	$(82,325)	$1,232

[1]

Collateral with a value of $83,210 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of January 31, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Total Stock Market Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
BNP Paribas Prime Brokerage Inc	$2,555	$(2,555)	—
Citigroup Global Markets, Inc.	7,914	(7,749)	$165
Credit Suisse Securities (USA) LLC	4,374	(4,374)	—
JP Morgan Securities LLC	6,407	(6,407)	—

Total	$21,250	$(21,085)	$165

[1]

Collateral with a value of $21,364 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of January 31, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

BLACKROCK FUNDS	JANUARY 31, 2016	95

Notes to Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
Midcap Index	0.02%
Asia ex Japan Index	0.25%
World Index	0.05%
Small/Mid Cap Index	0.03%
Total Stock Market Index	0.01%

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Funds as follows:

	Institutional	Investor A	Class K
Midcap Index	—	0.25%	—
Small/Mid Cap Index	—	0.25%	—
Total Stock Market Index	—	0.25%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

96	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

For the period ended January 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Total
Midcap Index	—	$40	—	$40
Small/Mid Cap Index	—	$27	—	$27
Total Stock Market Index	—	$27	—	$27

Other Fees

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with subaccounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2016, the Funds did not paid any amounts to affiliates of BlackRock in return for these services.

For the period ended January 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Total
Midcap Index	$897	$9	$69	$975
Asia ex Japan Index	$740	—	$8	$748
World Index	$740	—	$9	$749
Small/Mid Cap Index	$17	$15	$466	$498
Total Stock Market Index	$94	$27	$467	$588

Expense Limitations, Waivers and Recoupments

The Manager, with respect to the Funds, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the period ended January 31, 2016, the amounts waived were as follows:

Amount Waived
Midcap Index	$1,168
Asia ex Japan Index	$73
World Index	$1,370
Small/Mid Cap Index	$129
Total Stock Market Index	$122

The Manager, with respect to the Funds contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The current limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Class K
Midcap Index	0.13%	0.38%	0.08%
Asia ex Japan Index	0.50%	—	0.45%
World Index	0.20%	—	0.15%
Small/Mid Cap Index	0.13%	0.38%	0.08%
Total Stock Market Index	0.08%	0.33%	0.03%

Prior to November 10, 2015, the expense limitations are a percentage of average daily net assets for Total Stock Market Index were 0.09%, 0.34% and 0.04% for Institutional Shares, Investor A Shares and Class K Shares, respectively.

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to November 30, 2016, unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived and/or reimbursed are included in fees waived by the Manager, other expenses reimbursed by the Manager and transfer agent fees waived and/or reimbursed, respectively, in the Statements of Operations. For the period ended January 31, 2016, the amounts were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Midcap Index	$1,491	$28,017
Asia ex Japan Index	$16,938	$66,001
World Index	$7,632	$60,158
Small/Mid Cap Index	$1,350	$114,195
Total Stock Market Index	$355	$116,480

BLACKROCK FUNDS	JANUARY 31, 2016	97

Notes to Financial Statements (continued)

Transfer Agent Fees Waived and/or Reimbursed

	Institutional	Investor A	Class K	Total
Midcap Index	—	—	$22	$22
Asia ex Japan Index	$489	—	$8	$497
World Index	$476	—	$7	$483
Small/Mid Cap Index	$12	$10	$465	$487
Total Stock Market Index	$1	$10	$465	$476

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Funds, of which the share class is a part, has more than $50 million in assets for the fiscal year, and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Trust, on behalf of the Funds, entered into a Distribution Agreement with BRIL.

For the period ended January 31, 2016, the Manager recouped the following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Midcap Index	World Index
Fund Level	$74,501	—
Institutional	—	$250
Investor A	—	—
Class K	$31	—

On January 31, 2016, the Funds have the following Fund level and class specific waivers and/or reimbursements subject to possible future recoupment, expiring July 31, 2017, under the expense limitation agreement as follows:

	Asia ex Japan Index	World Index
Fund Level	$79,538	$78,533
Class K	$217	—

On January 31, 2016, the Funds have the following Fund level and class specific waivers and/or reimbursements subject to possible future recoupment, expiring July 31, 2018, under the expense limitation agreement are as follows:

	Midcap Index	Asia ex Japan Index	World Index	Small/Mid Cap	Total Stock Market
Fund Level	$29,478	$82,939	$67,790	$95,545	$96,835
Institutional	—	$8	$476	$10	$10
Investor A	—	—	—	$465	$465
Class K	$22	$489	$7	$12	$1
Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

98	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the period ended January 31, 2016, each Fund paid BIM the following amounts for securities lending agent services:

Midcap Index	$49,021
Asia ex Japan Index	$211
World Index	$66
Small/Mid Cap Index	$514
Total Stock Market Index	$99

Officers and Trustees Fees

Certain officers and trustees of the Funds are officers and directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

7. Purchases and Sales:

For the period ended January 31, 2016, purchases and sales of investments excluding short-term securities, were as follows:

	Midcap Index	Asia ex Japan Index	World Index	Small/Mid Cap Index	Total Stock Market Index
Purchases	$2,065,588,418	$3,275,828	$167,681,524	$13,350,655	$11,856,776
Sales	$82,285,055	$781,211	$1,600,807	$258,064	$342,856

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Midcap Index’s, World Index’s and Asia ex Japan Index’s U.S. federal tax returns remains open for the period ended July 31, 2015. The statutes of limitations on Midcap Index’s, World Index’s and Asia ex Japan Index’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Midcap Index	Asia ex Japan Index	World Index	Small/Mid Cap Index	Total Stock Market Index
Tax cost	$2,036,456,294	$17,387,756	$184,749,381	$13,484,629	$11,853,583

Gross unrealized appreciation	$49,364,235	$189,886	$4,055,161	$227,469	$258,965
Gross unrealized depreciation	(171,868,396)	(3,433,720)	(5,691,738)	(2,040,036)	(1,155,892)

Net unrealized depreciation	$(122,504,161)	$(3,243,834)	$(1,636,577)	$(1,812,567)	$(896,927)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended January 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising

BLACKROCK FUNDS	JANUARY 31, 2016	99

Notes to Financial Statements (continued)

from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Certain Funds invests a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

As of period end, the Funds’ investments had the following industry classifications:

Asia ex Japan Index
Industry	Percentage of Net Assets
Banks	15%
Real Estate Management & Development	7
Semiconductors & Semiconductor Equipment	6
Insurance	6
Internet Software & Services	5
Other[1]	61

[1]	All other industries held were less than 5% of net assets.

World Index
Industry	Percentage of Net Assets
Banks	6%
Pharmaceuticals	6
Oil, Gas & Consumable Fuels	5
Other[1]	83

[1]	All other industries held were less than 5% of net assets.

100	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2016		Period May 13, 2015[1] to July 31, 2015
Midcap Index Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	220,398,038	$2,056,698,831	299,508	$2,995,000
Shares issued in reinvestment of distributions	1,354,855	12,479,643	687	6,893
Shares redeemed	(219,062,029)	(1,852,270,520)	—	—

Net increase	2,690,864	$216,907,954	300,195	$3,001,893

	Period November 30, 2015[1] to January 31, 2016
Class A
Shares sold	10,466	$101,005
Shares issued in reinvestment of distributions	62	567
Shares redeemed	—	—

Net increase	10,528	$101,572

	Six Months Ended January 31, 2016
Class K
Shares sold	216,240,979	$1,827,221,209	4,541	$45,000
Shares issued in reinvestment of distributions	1,131	10,424	11	107
Shares redeemed	(922,409)	(7,982,313)	—	—

Net increase	215,319,701	$1,819,249,320	4,552	$45,107

Total Net Increase	218,021,093	$2,036,258,846	304,747	$3,047,000

	Six Months Ended January 31, 2016		Period June 9, 2015[1] to July 31, 2015
Asia ex Japan Index Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	285,722	$2,440,000	1,500,000	$15,000,000
Shares issued in reinvestment of distributions	—	—	5,527	53,001
Shares redeemed	(285,722)	(2,180,061)	—	—

Net increase	—	$259,939	1,505,527	$15,053,001

	Period November 30, 2015[1] to January 31, 2016
Class K
Shares sold	297,377	$2,280,060	—	—
Shares issued in reinvestment of distributions	85	690	—	—
Shares redeemed	—	—	—	—

Net increase	297,462	$2,280,750	—	—

Total Net Increase	297,462	$2,540,689	1,505,527	$15,053,001

BLACKROCK FUNDS	JANUARY 31, 2016	101

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2016		Period June 1, 2015[1] to July 31, 2015
World Index Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	20,292,842	$180,586,854	1,500,000	$15,000,000
Shares issued in reinvestment of distributions	117	1,077	2,096	21,000
Shares redeemed	(20,198,482)	(175,772,463)	—	—

Net increase	94,477	$4,815,468	1,502,096	$15,021,000

	Period November 30, 2015[1] to January 31, 2016
Class K
Shares sold	21,950,668	$190,956,713	—	—
Shares issued in reinvestment of distributions	70	646	—	—
Shares redeemed	(30,643)	(271,804)	—	—

Net increase	21,920,095	$190,685,555	—	—

Total Net Increase	22,014,572	$195,501,023	1,502,096	$15,021,000

			Period August 13, 2015[1] to January 31, 2016
Small/Mid Cap Index Fund			Shares	Amount
Institutional
Shares sold			2,000	$20,000
Shares issued in reinvestment of distributions			—	—
Shares redeemed			—	—

Net increase			2,000	$20,000

Class A
Shares sold			3,738	$36,230
Shares issued in reinvestment of distributions			4	34
Shares redeemed			—	—

Net increase			3,742	$36,264

Class K
Shares sold			1,361,226	$13,562,608
Shares issued in reinvestment of distributions			1,611	14,899
Shares redeemed			(18,118)	(159,038)

Net increase			1,344,719	$13,418,469

Total Net Increase			1,350,461	$13,474,733

102	BLACKROCK FUNDS	JANUARY 31, 2016

Notes to Financial Statements (concluded)

	Period August 13, 2015[1] to January 31, 2016
Total Stock Market Index Fund	Shares	Amount
Institutional
Shares sold	233,090	$2,232,526
Shares issued in reinvestment of distributions	639	6,111
Shares redeemed	(34,785)	(319,856)

Net increase	198,944	$1,918,781

Class K
Shares sold	996,000	$9,960,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	996,000	$9,960,000

Class A
Shares sold	4,925	$47,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	4,925	$47,000

Total Net Increase	1,199,869	$11,925,781

[1]	Commencement of operations.

At January 31, 2016, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Investor A	Class K
Midcap Index	—	10,414	—
Asia ex Japan Index	1,505,527	—	11,739
World Index	1,502,096	—	10,487
Small/Mid Cap Index	2,000	2,000	996,000
Total Stock Market Index	2,000	2,000	996,000

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JANUARY 31, 2016	103

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on May 18-20, 2015 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”) on behalf of BlackRock Small/Mid Cap Index Fund (“Small/Mid Cap Index Fund”) and BlackRock Total Stock Market Index Fund (“Total Stock Market Index Fund,” and together with Small/Mid Cap Index Fund, the “Funds”), each a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to certain other portfolios of the Trust. Each Fund commenced operations in August 2015.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Funds; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meetings relating to its consideration of the Agreement, including, with respect to each Fund, fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds. Both the peer group and the funds within the peer group (collectively, the “Peer Group”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock.1 The Board also received (a) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

104	BLACKROCK FUNDS	JANUARY 31, 2016

Disclosure of Investment Advisory Agreement (continued)

each Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board noted that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates will provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds are newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in the Fund’s Peer Group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Peer Group. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee and the estimated total expense ratio of each Fund each ranked in the first quartile, relative to the respective Fund’s Peer Group.

The Board also noted that, with respect to each Fund, BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the independent Board Members, concluded that, with respect to each Fund, the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Funds had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

BLACKROCK FUNDS	JANUARY 31, 2016	105

Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Funds were consistent with those generally available to other mutual fund sponsors.

Conclusion

All the Board Members present at the Meeting, including all the Independent Board Members present, approved the Agreement between the Manager and the Trust, on behalf of each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

106	BLACKROCK FUNDS	JANUARY 31, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 25, 2015, John M. Perlowski was appointed to serve as an Interested Trustee of the Trust.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were appointed to serve as Trustees of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US), Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	JANUARY 31, 2016	107

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

108	BLACKROCK FUNDS	JANUARY 31, 2016

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	JANUARY 31, 2016	109

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

110	BLACKROCK FUNDS	JANUARY 31, 2016

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index 5-1/16-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –  Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: April 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: April 1, 2016

3